UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2014

Date of reporting period: July 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.39%

AUSTRALIA — 19.61%
BGP Holdings PLC[a,b]	539,595	$7
BWP Trust	53,438	117,977
CFS Retail Property Trust Group	196,438	361,401
Charter Hall Retail REIT	32,263	111,764
Commonwealth Property Office Fund	234,256	242,819
Dexus Property Group	441,111	415,669
Federation Centres	127,787	268,357
Goodman Group	168,718	714,684
GPT Group	156,277	513,318
Investa Office Fund	57,607	152,513
Mirvac Group	352,946	519,472
Stockland Corp. Ltd.	228,998	735,741
Westfield Group	203,104	2,045,134
Westfield Retail Trust	280,346	757,306

		6,956,162
HONG KONG — 26.65%
Agile Property Holdings Ltd.	122,000	128,208
Champion REIT[c]	253,000	111,243
Country Garden Holdings Co. Ltd.	363,027	205,027
Hang Lung Properties Ltd.[c]	220,000	713,443
Henderson Land Development Co. Ltd.[c]	99,800	622,837
Hongkong Land Holdings Ltd.	121,000	819,170
Hysan Development Co. Ltd.[c]	55,000	233,677
Kerry Properties Ltd.	60,500	248,854
Link REIT (The)	231,000	1,130,375
New World China Land Ltd.[c]	242,400	100,644
New World Development Co. Ltd.	369,000	539,558
Shimao Property Holdings Ltd.	137,500	289,703
Shui On Land Ltd.	297,000	88,847
Sino Land Co. Ltd.	286,800	405,311
SOHO China Ltd.[c]	148,500	121,590
Sun Hung Kai Properties Ltd.	152,000	2,028,535
Swire Properties Ltd.	116,600	342,793
Wharf (Holdings) Ltd. (The)	154,200	1,327,194

		9,457,009
JAPAN — 40.15%
Activia Properties Inc.	19	135,418
Advance Residence Investment Corp.	121	243,710
AEON Mall Co. Ltd.	10,890	270,382
Daiwahouse Residential Investment Corp.	33	127,162
Frontier Real Estate Investment Corp.	19	160,917
GLP J-Reit	154	150,313
Hulic Co. Ltd.	29,700	354,812
Industrial & Infrastructure Fund Investment Corp.	11	98,083
Japan Excellent Inc.	22	116,537
Japan Logistics Fund Inc.	15	132,683
Japan Prime Realty Investment Corp.	77	210,046
Japan Real Estate Investment Corp.	55	579,330
Japan Retail Fund Investment Corp.	209	410,116
Kenedix Realty Investment Corp.	33	130,852
Mitsubishi Estate Co. Ltd.	125,000	3,165,828
Mitsui Fudosan Co. Ltd.	83,000	2,500,422

Security	Shares	Value

Mori Hills REIT Investment Corp.	22	$122,576
MORI TRUST Sogo REIT Inc.	22	188,114
Nippon Accommodations Fund Inc.	22	144,050
Nippon Building Fund Inc.	66	715,998
Nippon Prologis REIT Inc.	22	190,128
Nomura Real Estate Holdings Inc.	12,100	280,863
Nomura Real Estate Master Fund Inc.[a]	165	162,895
Nomura Real Estate Office Fund Inc.	33	143,770
NTT Urban Development Corp.	110	132,418
ORIX JREIT Inc.	154	171,450
Premier Investment Corp.	11	42,331
Sumitomo Realty & Development Co. Ltd.	47,000	1,961,619
Tokyo Tatemono Co. Ltd.	44,000	364,598
Tokyu Land Corp.	44,000	418,728
TOKYU REIT Inc.	22	114,076
Top REIT Inc.	11	46,469
United Urban Investment Corp.	209	258,820

		14,245,514
NEW ZEALAND — 0.26%
Kiwi Income Property Trust	100,463	90,759

		90,759
SINGAPORE — 12.72%
Ascendas REIT	198,202	357,836
CapitaCommercial Trust	187,000	206,236
CapitaLand Ltd.	253,000	641,462
CapitaMall Trust Management Ltd.	253,400	403,785
CapitaMalls Asia Ltd.	132,000	206,711
CDL Hospitality Trusts	66,000	86,259
City Developments Ltd.	55,000	458,927
Fortune REIT	110,000	97,017
Global Logistic Properties Ltd.	297,000	662,098
Keppel Land Ltd.[c]	77,000	223,031
Keppel REIT Management Ltd.[c]	110,000	109,659
Mapletree Commercial Trust	132,000	123,302
Mapletree Industrial Trust[c]	110,200	116,779
Mapletree Logistics Trust	143,240	119,746
Suntec REIT	209,000	260,850
UOL Group Ltd.	55,000	301,346
Wing Tai Holdings Ltd.	44,800	74,904
Yanlord Land Group Ltd.	66,000	63,982

		4,513,930

TOTAL COMMON STOCKS
(Cost: $34,354,113)		35,263,374

RIGHTS — 0.00%

HONG KONG — 0.00%
New Hotel[a]	5,250	—

		—

TOTAL RIGHTS
(Cost: $0)		—

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

July 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.83%

MONEY MARKET FUNDS — 2.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	935,346	$935,346
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[d,e,f]	59,894	59,894
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	10,123	10,123

		1,005,363

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,005,363)		1,005,363

TOTAL INVESTMENTS IN SECURITIES — 102.22%
(Cost: $35,359,476)		36,268,737
Other Assets, Less Liabilities — (2.22)%		(788,707)

NET ASSETS — 100.00%		$35,480,030

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

2

Schedule of Investments  (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

DIVERSIFIED REIT’S — 6.07%
Liberty Property Trust	1,111,284	$42,462,162
Vornado Realty Trust[a]	1,574,482	133,531,818

		175,993,980
INDUSTRIAL REIT’S — 6.08%
Prologis Inc.	4,590,013	176,072,899

		176,072,899
OFFICE REIT’S — 13.59%
Alexandria Real Estate Equities Inc.[a]	653,738	44,781,053
Boston Properties Inc.	1,409,498	150,745,811
Digital Realty Trust Inc.[a]	1,163,116	64,308,684
Douglas Emmett Inc.[a]	1,220,721	30,530,232
Highwoods Properties Inc.[a]	748,568	27,158,047
SL Green Realty Corp.[a]	839,668	76,115,904

		393,639,731
RESIDENTIAL REIT’S — 18.20%
American Campus Communities Inc.	972,720	37,362,175
AvalonBay Communities Inc.	1,129,712	152,895,222
Camden Property Trust	785,199	55,387,938
Equity Residential	2,977,592	166,745,152
Essex Property Trust Inc.[a]	352,315	56,824,886
UDR Inc.	2,327,671	58,284,882

		527,500,255
RETAIL REIT’S — 26.41%
Federal Realty Investment Trust	603,435	63,559,808
General Growth Properties Inc.	4,188,767	86,875,028
Kimco Realty Corp.[a]	3,791,133	85,490,049
Macerich Co. (The)	1,276,729	79,221,034
Realty Income Corp.[a]	1,784,742	77,475,650
Regency Centers Corp.	840,120	44,299,528
Simon Property Group Inc.	1,401,570	224,335,294
Tanger Factory Outlet Centers Inc.	874,107	28,347,290
Taubman Centers Inc.	589,208	43,141,810
Weingarten Realty Investors[a]	1,038,875	32,537,565

		765,283,056
SPECIALIZED REIT’S — 29.46%
HCP Inc.	4,214,243	184,878,840
Health Care REIT Inc.	2,424,524	156,357,553
Host Hotels & Resorts Inc.	6,754,615	120,637,424
Public Storage	1,340,847	213,489,659
Ventas Inc.	2,713,671	178,396,732

		853,760,208

TOTAL COMMON STOCKS
(Cost: $2,657,687,868)		2,892,250,129

Security	Shares	Value

SHORT-TERM INVESTMENTS — 7.13%

MONEY MARKET FUNDS — 7.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	188,903,259	$188,903,259
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b,c,d]	12,096,257	12,096,257
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	5,552,496	5,552,496

		206,552,012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $206,552,012)		206,552,012

TOTAL INVESTMENTS IN SECURITIES — 106.94%
(Cost: $2,864,239,880)		3,098,802,141
Other Assets, Less Liabilities — (6.94)%		(201,093,935)

NET ASSETS — 100.00%		$2,897,708,206

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® DOW JONES U.S. ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.47%
Alliant Techsystems Inc.	1,408	$131,085
B/E Aerospace Inc.[a]	4,438	309,373
Boeing Co. (The)	29,028	3,050,843
Curtiss-Wright Corp.	1,954	79,411
DigitalGlobe Inc.[a]	3,085	99,954
Esterline Technologies Corp.[a]	1,316	107,175
Exelis Inc.	7,843	115,920
General Dynamics Corp.	14,102	1,203,465
HEICO Corp.	1,917	108,886
Hexcel Corp.[a]	4,263	150,100
Honeywell International Inc.	33,399	2,771,449
Huntington Ingalls Industries Inc.	2,107	131,013
L-3 Communications Holdings Inc.	3,820	355,833
Lockheed Martin Corp.	11,273	1,354,113
Moog Inc. Class Aa	1,926	108,318
Northrop Grumman Corp.	9,961	917,010
Precision Castparts Corp.	6,218	1,378,655
Raytheon Co.	13,821	992,901
Rockwell Collins Inc.	5,802	412,928
Spirit AeroSystems Holdings Inc. Class Aa	4,701	119,217
Teledyne Technologies Inc.[a]	1,585	127,069
Textron Inc.	11,880	325,274
TransDigm Group Inc.	1,924	278,191
Triumph Group Inc.	2,249	176,457
United Technologies Corp.	35,936	3,793,763

		18,598,403
AIR FREIGHT & LOGISTICS — 0.65%
C.H. Robinson Worldwide Inc.	6,842	407,920
Expeditors International of Washington Inc.	8,773	353,727
FedEx Corp.	12,527	1,327,862
Forward Air Corp.	1,235	45,164
Hub Group Inc. Class Aa	1,502	57,452
United Parcel Service Inc. Class B	30,212	2,622,402
UTi Worldwide Inc.	4,313	71,164

		4,885,691
AIRLINES — 0.28%
Alaska Air Group Inc.[a]	2,988	182,776
Delta Air Lines Inc.[a]	36,138	767,210
JetBlue Airways Corp.[a,b]	9,541	62,398
Southwest Airlines Co.	30,930	427,762
United Continental Holdings Inc.[a]	14,131	492,465
US Airways Group Inc.[a,b]	7,625	147,544

		2,080,155
AUTO COMPONENTS — 0.54%
Autoliv Inc.	4,067	332,559
BorgWarner Inc.[a]	4,913	468,848
Cooper Tire & Rubber Co.	2,640	88,546
Dana Holding Corp.	6,195	135,361
Delphi Automotive PLC	12,432	667,847
Gentex Corp.	6,019	135,909

Security	Shares	Value

Goodyear Tire & Rubber Co. (The)[a]	10,309	$190,716
Johnson Controls Inc.	29,058	1,168,422
Lear Corp.	3,908	270,707
Tenneco Inc.[a,b]	2,561	123,773
TRW Automotive Holdings Corp.[a]	4,562	334,440
Visteon Corp.[a]	2,091	137,734

		4,054,862
AUTOMOBILES — 0.67%
Ford Motor Co.	167,014	2,819,196
General Motors Co.[a]	32,750	1,174,743
Harley-Davidson Inc.	9,595	544,708
Tesla Motors Inc.[a,b]	3,119	418,819
Thor Industries Inc.	1,868	100,966

		5,058,432
BEVERAGES — 1.96%
Beam Inc.	6,810	442,582
Brown-Forman Corp. Class B NVS	6,446	467,399
Coca-Cola Co. (The)	162,794	6,524,783
Coca-Cola Enterprises Inc.	10,885	408,623
Constellation Brands Inc. Class Aa	6,620	344,836
Dr Pepper Snapple Group Inc.	8,651	404,348
Molson Coors Brewing Co. Class B NVS	6,629	331,848
Monster Beverage Corp.[a]	6,119	373,198
PepsiCo Inc.	65,657	5,484,986

		14,782,603
BIOTECHNOLOGY — 2.34%
Acorda Therapeutics Inc.[a]	1,673	63,524
Alexion Pharmaceuticals Inc.[a]	8,277	962,036
Alkermes PLC[a]	5,637	189,290
Amgen Inc.	31,858	3,449,903
Arena Pharmaceuticals Inc.[a,b]	9,166	63,704
ARIAD Pharmaceuticals Inc.[a,b]	7,686	142,806
Biogen Idec Inc.[a]	10,073	2,197,223
BioMarin Pharmaceutical Inc.[a,b]	5,903	381,629
Celgene Corp.[a]	17,730	2,603,828
Cepheid Inc.[a,b]	2,817	98,229
Cubist Pharmaceuticals Inc.[a,b]	2,766	172,405
Gilead Sciences Inc.[a]	64,790	3,981,345
Incyte Corp.[a,b]	5,620	131,564
Isis Pharmaceuticals Inc.[a,b]	4,713	135,970
Medivation Inc.[a]	3,130	181,133
Myriad Genetics Inc.[a,b]	3,462	102,718
Onyx Pharmaceuticals Inc.[a]	3,108	408,080
PDL BioPharma Inc.[b]	5,839	47,413
Pharmacyclics Inc.[a]	2,239	243,223
Regeneron Pharmaceuticals Inc.[a]	3,244	876,075
Seattle Genetics Inc.[a,b]	4,402	178,369
Theravance Inc.[a,b]	3,056	117,839
United Therapeutics Corp.[a,b]	1,986	148,632
Vertex Pharmaceuticals Inc.[a]	9,409	750,838

		17,627,776
BUILDING PRODUCTS — 0.16%
A.O. Smith Corp.	3,298	136,274
Fortune Brands Home & Security Inc.	6,975	288,137
Lennox International Inc.	1,943	139,546

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2013

Security	Shares	Value

Masco Corp.	15,165	$311,186
Owens Corning[a]	5,023	198,358
Simpson Manufacturing Co. Inc.	1,697	56,035
USG Corp.[a]	3,816	95,896

		1,225,432
CAPITAL MARKETS — 2.09%
Affiliated Managers Group Inc.[a]	2,234	402,902
Ameriprise Financial Inc.	8,527	758,903
Bank of New York Mellon Corp. (The)	49,377	1,552,907
BlackRock Inc.[c]	5,309	1,496,926
Charles Schwab Corp. (The)	46,689	1,031,360
E*TRADE Financial Corp.[a]	11,914	177,519
Eaton Vance Corp. NVS	5,152	208,501
Federated Investors Inc. Class B	3,942	114,436
Franklin Resources Inc.	17,604	860,483
Goldman Sachs Group Inc. (The)	18,323	3,005,522
Greenhill & Co. Inc.	1,091	54,921
Invesco Ltd.	19,006	611,803
Janus Capital Group Inc.	8,087	75,775
Legg Mason Inc.	4,861	167,170
Morgan Stanley	58,159	1,582,506
Northern Trust Corp.	9,221	539,797
Raymond James Financial Inc.	4,826	212,682
SEI Investments Co.	5,708	180,430
State Street Corp.	19,395	1,351,250
Stifel Financial Corp.[a]	2,492	93,824
T. Rowe Price Group Inc.	11,003	827,866
TD Ameritrade Holding Corp.	9,796	264,786
Waddell & Reed Financial Inc. Class A	3,624	185,041

		15,757,310
CHEMICALS — 2.46%
Air Products and Chemicals Inc.	8,820	958,205
Airgas Inc.	2,803	289,298
Albemarle Corp.	3,779	234,336
Ashland Inc.	3,130	271,809
Axiall Corp.	2,965	130,697
Cabot Corp.	2,546	104,437
Celanese Corp. Series A	6,781	325,895
CF Industries Holdings Inc.	2,521	494,141
Chemtura Corp.[a]	4,151	92,816
Cytec Industries Inc.	1,784	138,974
Dow Chemical Co. (The)	51,406	1,801,266
E.I. du Pont de Nemours and Co.	39,128	2,257,294
Eastman Chemical Co.	6,540	526,012
Ecolab Inc.	11,371	1,047,724
FMC Corp.	5,847	386,837
H.B. Fuller Co.	2,086	83,753
Huntsman Corp.	8,212	147,980
International Flavors & Fragrances Inc.	3,466	279,637
LyondellBasell Industries NV Class A	16,135	1,108,636
Minerals Technologies Inc.	1,488	68,448
Monsanto Co.	22,701	2,242,405
Mosaic Co. (The)	11,753	482,931
NewMarket Corp.[b]	462	125,923
Olin Corp.	3,482	84,961
PolyOne Corp.	4,218	121,942
PPG Industries Inc.	6,068	973,550
Praxair Inc.	12,578	1,511,498
Rockwood Holdings Inc.	3,318	224,728

Security	Shares	Value

RPM International Inc.	5,623	$198,155
Scotts Miracle-Gro Co. (The) Class A	1,649	82,862
Sensient Technologies Corp.	2,100	92,421
Sherwin-Williams Co. (The)	3,647	635,198
Sigma-Aldrich Corp.	5,131	428,746
Valspar Corp. (The)	3,546	241,554
W.R. Grace & Co.[a]	3,009	231,151
Westlake Chemical Corp.	850	88,417

		18,514,637
COMMERCIAL BANKS — 3.13%
Associated Banc-Corp	7,266	123,086
BancorpSouth Inc.	3,535	69,463
Bank of Hawaii Corp.	1,906	106,050
BB&T Corp.	29,752	1,061,849
BOK Financial Corp.	1,126	75,093
CapitalSource Inc.	8,658	104,762
Cathay General Bancorp	3,113	73,965
CIT Group Inc.[a]	8,503	426,085
City National Corp.	2,013	139,964
Comerica Inc.	7,972	339,129
Commerce Bancshares Inc.	3,294	150,305
Cullen/Frost Bankers Inc.	2,610	188,024
East West Bancorp Inc.	5,931	182,853
F.N.B. Corp.	5,862	74,096
Fifth Third Bancorp	37,182	715,010
First Financial Bankshares Inc.	1,313	80,946
First Horizon National Corp.	10,215	125,951
First Niagara Financial Group Inc.	15,178	162,253
First Republic Bank	2,845	122,876
FirstMerit Corp.	6,996	156,850
Fulton Financial Corp.	8,483	106,801
Glacier Bancorp Inc.	3,062	74,529
Hancock Holding Co.	3,633	119,017
Huntington Bancshares Inc.	35,769	305,825
IBERIABANK Corp.	1,267	74,500
International Bancshares Corp.	2,402	58,152
KeyCorp	39,246	482,333
M&T Bank Corp.	5,194	606,971
MB Financial Inc.	2,286	65,791
National Penn Bancshares Inc.	5,007	54,026
Old National Bancorp	4,298	61,934
PNC Financial Services Group Inc. (The)[c]	22,441	1,706,638
Popular Inc.[a]	4,375	143,937
PrivateBancorp Inc.	2,531	59,706
Prosperity Bancshares Inc.	2,072	122,289
Regions Financial Corp.	60,041	601,010
Signature Bank[a]	2,049	187,586
SunTrust Banks Inc.	22,894	796,482
Susquehanna Bancshares Inc.	7,786	103,554
SVB Financial Group[a]	1,902	165,892
Synovus Financial Corp.	36,331	120,982
TCF Financial Corp.	6,924	105,522
Texas Capital Bancshares Inc.[a]	1,745	79,380
Trustmark Corp.	2,813	75,867
U.S. Bancorp	78,640	2,934,845
UMB Financial Corp.	1,377	82,345
Umpqua Holdings Corp.	4,830	81,337
United Bankshares Inc.	1,859	52,647
Valley National Bancorp	8,456	87,520
Webster Financial Corp.	3,790	103,240
Wells Fargo & Co.	209,276	9,103,506

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2013

Security	Shares	Value

Westamerica Bancorp	1,195	$57,348
Wintrust Financial Corp.	1,571	64,270
Zions Bancorp	7,816	231,666

		23,556,058
COMMERCIAL SERVICES & SUPPLIES — 0.64%
ABM Industries Inc.	2,153	55,763
ADT Corp. (The)	9,304	372,904
Brink’s Co. (The)	1,993	53,273
Cintas Corp.	4,493	213,462
Clean Harbors Inc.[a]	2,239	126,369
Copart Inc.[a]	4,528	147,205
Covanta Holding Corp.	5,589	116,307
Deluxe Corp.	2,146	88,007
Healthcare Services Group Inc.	2,855	70,262
Herman Miller Inc.	2,433	68,392
HNI Corp.	1,969	75,039
Iron Mountain Inc.	7,108	197,602
KAR Auction Services Inc.	4,084	103,897
Mine Safety Appliances Co.	1,320	70,132
Pitney Bowes Inc.[b]	8,594	141,887
R.R. Donnelley & Sons Co.	7,659	145,444
Republic Services Inc.	12,630	428,283
Rollins Inc.	2,716	69,258
Stericycle Inc.[a]	3,658	424,109
Tetra Tech Inc.[a]	2,740	64,664
Tyco International Ltd.	19,763	687,950
United Stationers Inc.	1,713	70,901
Waste Connections Inc.	5,271	228,024
Waste Management Inc.	18,576	780,749

		4,799,883
COMMUNICATIONS EQUIPMENT — 1.77%
ADTRAN Inc.	2,637	69,696
ARRIS Group Inc.[a]	4,863	73,140
Aruba Networks Inc.[a,b]	4,542	80,757
Brocade Communications Systems Inc.[a,b]	19,365	128,971
Ciena Corp.[a,b]	4,312	95,123
Cisco Systems Inc.	227,236	5,805,880
F5 Networks Inc.[a]	3,352	294,171
Finisar Corp.[a]	3,944	76,237
Harris Corp.	4,605	262,807
InterDigital Inc.	1,716	68,177
JDS Uniphase Corp.[a]	9,988	146,524
Juniper Networks Inc.[a]	21,415	464,063
Motorola Solutions Inc.	11,552	633,396
Plantronics Inc.	1,819	84,565
Polycom Inc.[a]	7,606	72,713
QUALCOMM Inc.	73,413	4,738,809
Riverbed Technology Inc.[a]	6,929	108,370
ViaSat Inc.[a,b]	1,723	115,079

		13,318,478
COMPUTERS & PERIPHERALS — 3.50%
3D Systems Corp.[a,b]	4,010	189,392
Apple Inc.	39,880	18,045,700
Dell Inc.	62,725	794,726
Diebold Inc.	2,687	87,757
Electronics For Imaging Inc.[a]	1,970	59,159
EMC Corp.	89,294	2,335,038

Security	Shares	Value

Hewlett-Packard Co.	81,974	$2,105,092
Lexmark International Inc. Class A	2,683	100,586
NCR Corp.[a]	6,953	250,308
NetApp Inc.	15,273	628,026
SanDisk Corp.[a]	10,274	566,303
Seagate Technology PLC	13,568	555,067
Synaptics Inc.[a]	1,366	54,640
Western Digital Corp.	9,047	582,446

		26,354,240
CONSTRUCTION & ENGINEERING — 0.27%
AECOM Technology Corp.[a]	4,449	150,821
Chicago Bridge & Iron Co. NV	4,552	271,208
EMCOR Group Inc.	2,805	115,790
Fluor Corp.	6,903	431,852
Foster Wheeler AGa	4,116	88,247
Granite Construction Inc.	1,515	45,829
Jacobs Engineering Group Inc.[a]	5,537	327,790
KBR Inc.	6,317	197,596
Quanta Services Inc.[a]	9,058	242,845
URS Corp.	3,262	151,683

		2,023,661
CONSTRUCTION MATERIALS — 0.08%
Eagle Materials Inc.	1,991	134,353
Martin Marietta Materials Inc.	1,949	194,120
Texas Industries Inc.[a]	884	54,932
Vulcan Materials Co.	5,514	260,150

		643,555
CONSUMER FINANCE — 0.84%
American Express Co.	40,634	2,997,570
Capital One Financial Corp.	24,848	1,715,009
Cash America International Inc.	1,238	51,996
Discover Financial Services	20,855	1,032,531
Portfolio Recovery Associates Inc.[a]	712	106,309
SLM Corp.	18,890	466,772

		6,370,187
CONTAINERS & PACKAGING — 0.36%
AptarGroup Inc.	2,846	166,178
Avery Dennison Corp.	4,252	190,192
Ball Corp.	6,348	284,327
Bemis Co. Inc.	4,356	179,424
Crown Holdings Inc.[a]	6,123	268,371
Greif Inc. Class A	1,313	72,635
MeadWestvaco Corp.	7,467	275,906
Owens-Illinois Inc.[a]	6,959	207,030
Packaging Corp. of America	4,210	226,456
Rock-Tenn Co. Class A	3,050	348,768
Sealed Air Corp.	8,210	223,640
Silgan Holdings Inc.	1,921	92,669
Sonoco Products Co.	4,290	165,122

		2,700,718
DISTRIBUTORS — 0.13%
Genuine Parts Co.	6,579	539,412
LKQ Corp.[a]	12,676	330,464

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2013

Security	Shares	Value

Pool Corp.	1,972	$104,082

		973,958
DIVERSIFIED CONSUMER SERVICES — 0.13%
Apollo Group Inc. Class Aa,b	4,253	77,490
DeVry Inc.	2,428	73,034
H&R Block Inc.	11,524	362,199
Hillenbrand Inc.	2,631	65,222
Outerwall Inc.[a,b]	1,186	65,527
Service Corp. International	9,005	170,825
Sotheby’s	2,852	128,340
Weight Watchers International Inc.	1,159	54,995

		997,632
DIVERSIFIED FINANCIAL SERVICES — 3.52%
Bank of America Corp.	458,230	6,690,158
CBOE Holdings Inc.	3,707	185,721
Citigroup Inc.	129,333	6,743,423
CME Group Inc.	13,038	964,551
IntercontinentalExchange Inc.[a,b]	3,090	563,771
J.P. Morgan Chase & Co.	160,588	8,949,569
Leucadia National Corp.	12,460	334,302
McGraw Hill Financial Inc.	11,656	721,040
Moody’s Corp.	8,233	557,951
MSCI Inc. Class Aa	5,108	179,035
NASDAQ OMX Group Inc. (The)	4,988	161,611
NYSE Euronext Inc.	10,350	436,356
PHH Corp.[a,b]	2,364	53,568

		26,541,056
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.09%
AT&T Inc.	228,582	8,062,087
CenturyLink Inc.	25,899	928,479
Frontier Communications Corp.[b]	42,080	183,469
Level 3 Communications Inc.[a]	6,915	152,476
tw telecom inc.[a]	6,395	190,443
Verizon Communications Inc.	121,632	6,018,351
Windstream Corp.	25,186	210,303

		15,745,608
ELECTRIC UTILITIES — 1.83%
ALLETE Inc.	1,545	82,843
American Electric Power Co. Inc.	20,624	955,922
Cleco Corp.	2,562	124,283
Duke Energy Corp.	30,043	2,133,053
Edison International	13,844	690,123
El Paso Electric Co.	1,699	64,171
Entergy Corp.	7,566	510,705
Exelon Corp.	36,271	1,109,530
FirstEnergy Corp.	17,765	676,314
Great Plains Energy Inc.	6,552	158,493
Hawaiian Electric Industries Inc.	4,168	111,119
IDACORP Inc.	2,089	110,237
ITC Holdings Corp.	2,267	208,043
NextEra Energy Inc.	18,000	1,558,980
Northeast Utilities	13,352	592,962
NV Energy Inc.	9,985	235,946
OGE Energy Corp.	8,378	313,337
Pepco Holdings Inc.	10,515	216,083

Security	Shares	Value

Pinnacle West Capital Corp.	4,662	$274,592
PNM Resources Inc.	3,369	79,104
Portland General Electric Co.	3,184	100,933
PPL Corp.	26,803	851,531
Southern Co. (The)	36,916	1,655,313
UIL Holdings Corp.	2,123	86,703
UNS Energy Corp.	1,759	89,445
Westar Energy Inc.	5,421	182,091
Xcel Energy Inc.	21,128	632,784

		13,804,640
ELECTRICAL EQUIPMENT — 0.82%
Acuity Brands Inc.	1,802	155,873
AMETEK Inc.	10,334	478,258
Babcock & Wilcox Co. (The)	4,771	145,706
Belden Inc.	1,892	110,890
Brady Corp. Class A	1,959	65,176
Eaton Corp. PLC	20,137	1,388,446
Emerson Electric Co.	30,560	1,875,467
EnerSys Inc.	2,020	106,898
General Cable Corp.	2,112	66,570
Hubbell Inc. Class B	2,267	243,363
Polypore International Inc.[a,b]	2,007	84,274
Regal Beloit Corp.	1,911	123,604
Rockwell Automation Inc.	5,939	575,192
Roper Industries Inc.	4,201	529,158
Sensata Technologies Holding NVa	5,435	204,247

		6,153,122
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.64%
Amphenol Corp. Class A	6,783	532,873
Anixter International Inc.[a]	1,139	94,583
Arrow Electronics Inc.[a]	4,493	205,105
Avnet Inc.[a]	5,861	220,784
Benchmark Electronics Inc.[a]	2,344	51,849
Cognex Corp.	1,704	90,499
Corning Inc.	62,547	950,089
Dolby Laboratories Inc. Class Ab	2,025	66,602
FEI Co.	1,636	126,708
FLIR Systems Inc.	6,157	199,918
Ingram Micro Inc. Class Aa	6,393	145,952
IPG Photonics Corp.	1,203	73,263
Itron Inc.[a]	1,709	73,692
Jabil Circuit Inc.	7,771	178,655
Littelfuse Inc.	935	74,791
Molex Inc.	5,913	176,385
National Instruments Corp.	4,038	113,831
TE Connectivity Ltd.	17,666	901,673
Tech Data Corp.[a]	1,604	82,349
Trimble Navigation Ltd.[a]	10,780	307,661
Universal Display Corp.[a],b	1,699	49,186
Vishay Intertechnology Inc.[a]	5,605	80,656

		4,797,104
ENERGY EQUIPMENT & SERVICES — 2.01%
Atwood Oceanics Inc.[a]	2,427	136,737
Baker Hughes Inc.	18,724	888,079
Bristow Group Inc.	1,533	104,259
Cameron International Corp.[a]	10,506	623,006
CARBO Ceramics Inc.[b]	843	74,066

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2013

Security	Shares	Value

Core Laboratories NV	1,964	$293,814
Diamond Offshore Drilling Inc.	2,966	200,027
Dresser-Rand Group Inc.[a]	3,223	196,184
Dril-Quip Inc.[a]	1,536	139,638
Ensco PLC Class A	9,875	566,233
Exterran Holdings Inc.[a,b]	2,721	86,392
FMC Technologies Inc.[a]	10,099	538,277
Halliburton Co.	39,708	1,794,405
Helix Energy Solutions Group Inc.[a]	4,266	108,228
Helmerich & Payne Inc.	4,506	284,779
McDermott International Inc.[a,b]	10,020	86,673
Nabors Industries Ltd.	12,364	190,282
National Oilwell Varco Inc.	18,107	1,270,568
Noble Corp.	10,685	408,167
Oceaneering International Inc.	4,614	374,149
Oil States International Inc.[a]	2,336	227,129
Patterson-UTI Energy Inc.	6,199	122,554
Rowan Companies PLC Class Aa	5,323	182,845
Schlumberger Ltd.	56,487	4,594,088
SEACOR Holdings Inc.[b]	802	70,223
Superior Energy Services Inc.[a]	6,828	174,933
Tidewater Inc.	2,099	123,820
Transocean Ltd.	15,279	720,558
Unit Corp.[a]	1,860	83,849
Weatherford International Ltd.[a]	32,504	453,756

		15,117,718
FOOD & STAPLES RETAILING — 2.12%
Casey’s General Stores Inc.	1,627	107,756
Costco Wholesale Corp.	18,576	2,178,779
CVS Caremark Corp.	52,045	3,200,247
Fresh Market Inc. (The)[a,b]	1,771	93,473
Harris Teeter Supermarkets Inc.	2,122	104,360
Kroger Co. (The)	22,022	864,804
Rite Aid Corp.[a]	30,330	90,990
Safeway Inc.	10,173	262,362
Sysco Corp.	25,224	870,480
United Natural Foods Inc.[a]	2,094	122,709
Wal-Mart Stores Inc.	69,562	5,421,662
Walgreen Co.	36,682	1,843,271
Whole Foods Market Inc.	14,642	813,802

		15,974,695
FOOD PRODUCTS — 1.73%
Archer-Daniels-Midland Co.	27,968	1,019,993
B&G Foods Inc. Class A	2,219	77,310
Bunge Ltd.	6,207	471,794
Campbell Soup Co.	7,609	356,101
ConAgra Foods Inc.	17,829	645,588
Darling International Inc.[a]	4,940	100,282
Dean Foods Co.[a]	7,899	86,099
Flowers Foods Inc.	7,263	166,758
General Mills Inc.	27,448	1,427,296
Green Mountain Coffee Roasters Inc.[a,b]	5,248	405,041
Hain Celestial Group Inc.[a,b]	1,973	143,950
Hershey Co. (The)	6,353	602,709
Hillshire Brands Co.	5,250	184,852
Hormel Foods Corp.	5,711	241,861
Ingredion Inc.	3,283	220,618
J.M. Smucker Co. (The)	4,557	512,754
Kellogg Co.	10,784	714,332

Security	Shares	Value

Kraft Foods Group Inc.	25,307	$1,431,870
Lancaster Colony Corp.	837	69,496
McCormick & Co. Inc. NVS	5,646	404,310
Mead Johnson Nutrition Co. Class A	8,615	627,516
Mondelez International Inc. Class A	75,762	2,369,078
Post Holdings Inc.[a]	1,388	64,389
Smithfield Foods Inc.[a]	5,303	176,060
TreeHouse Foods Inc.[a]	1,533	108,828
Tyson Foods Inc. Class A	12,064	333,208
WhiteWave Foods Co. Class Aa	5,871	109,729

		13,071,822
GAS UTILITIES — 0.26%
AGL Resources Inc.	5,007	229,270
Atmos Energy Corp.	3,801	168,156
National Fuel Gas Co.	3,572	231,573
New Jersey Resources Corp.	1,761	78,822
Northwest Natural Gas Co.	1,118	49,125
ONEOK Inc.	8,720	461,724
Piedmont Natural Gas Co.	3,223	111,355
Questar Corp.	7,472	178,282
South Jersey Industries Inc.	1,349	82,424
Southwest Gas Corp.	1,930	95,805
UGI Corp.	4,808	201,888
WGL Holdings Inc.	2,175	99,985

		1,988,409
HEALTH CARE EQUIPMENT & SUPPLIES — 2.09%
Abbott Laboratories	66,279	2,427,800
Alere Inc.[a,b]	3,185	106,379
Align Technology Inc.[a]	3,069	132,090
Baxter International Inc.	23,043	1,683,061
Becton, Dickinson and Co.	8,240	854,653
Boston Scientific Corp.[a]	57,664	629,691
C.R. Bard Inc.	3,148	360,761
CareFusion Corp.[a]	9,441	364,139
Cooper Companies Inc. (The)	2,071	263,742
Covidien PLC	19,943	1,229,087
DENTSPLY International Inc.	6,022	258,223
Edwards Lifesciences Corp.[a]	4,856	346,621
Haemonetics Corp.[a,b]	2,156	91,026
Hill-Rom Holdings Inc.	2,562	94,973
Hologic Inc.[a]	11,371	258,122
IDEXX Laboratories Inc.[a,b]	2,298	225,181
Intuitive Surgical Inc.[a]	1,705	661,540
Masimo Corp.	2,291	53,357
Medtronic Inc.	43,033	2,377,143
ResMed Inc.[b]	6,095	290,427
Sirona Dental Systems Inc.[a]	2,405	169,793
St. Jude Medical Inc.	12,008	629,099
Steris Corp.	2,484	111,830
Stryker Corp.	12,273	864,755
Teleflex Inc.	1,725	137,017
Thoratec Corp.[a]	2,447	80,237
Varian Medical Systems Inc.[a]	4,623	335,167
West Pharmaceutical Services Inc.	1,459	107,616
Zimmer Holdings Inc.	7,195	600,639

		15,744,169

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2013

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.12%
Aetna Inc.	16,010	$1,027,362
AmerisourceBergen Corp.	9,777	569,706
Brookdale Senior Living Inc.[a]	4,172	121,489
Cardinal Health Inc.	14,621	732,366
Centene Corp.[a]	2,389	132,518
Chemed Corp.[b]	815	57,531
Cigna Corp.	12,132	944,234
Community Health Systems Inc.	4,085	188,155
DaVita HealthCare Partners Inc.[a]	3,589	417,795
Express Scripts Holding Co.[a]	34,702	2,274,716
HCA Holdings Inc.	10,365	404,235
Health Management Associates Inc. Class Aa	10,928	147,309
Health Net Inc.[a]	3,367	103,266
HealthSouth Corp.[a,b]	3,695	120,309
Henry Schein Inc.[a,b]	3,711	385,313
Humana Inc.	6,731	614,271
Laboratory Corp. of America Holdings[a]	3,954	382,510
LifePoint Hospitals Inc.[a]	1,994	98,025
Magellan Health Services Inc.[a]	1,146	65,494
McKesson Corp.	9,637	1,182,074
MEDNAX Inc.[a,b]	2,125	207,017
Omnicare Inc.	4,445	234,652
Owens & Minor Inc.	2,703	97,200
Patterson Companies Inc.	3,571	146,018
Quest Diagnostics Inc.	6,721	391,902
Tenet Healthcare Corp.[a]	4,430	197,799
UnitedHealth Group Inc.	43,360	3,158,776
Universal Health Services Inc. Class B	3,786	264,831
VCA Antech Inc.[a]	3,754	107,965
WellCare Health Plans Inc.[a]	1,811	110,525
WellPoint Inc.	12,773	1,092,858

		15,978,221
HEALTH CARE TECHNOLOGY — 0.13%
Allscripts Healthcare Solutions Inc.[a]	7,317	115,682
athenahealth Inc.[a,b]	1,544	172,851
Cerner Corp.[a]	12,436	609,364
HMS Holdings Corp.[a,b]	3,698	89,454

		987,351
HOTELS, RESTAURANTS & LEISURE — 1.94%
Bally Technologies Inc.[a,b]	1,584	113,541
Bob Evans Farms Inc.	1,222	62,102
Brinker International Inc.	3,007	120,731
Carnival Corp.	18,872	698,830
Cheesecake Factory Inc. (The)	2,081	88,318
Chipotle Mexican Grill Inc.[a]	1,317	542,960
Choice Hotels International Inc.	1,158	48,138
Cracker Barrel Old Country Store Inc.	1,010	98,879
Darden Restaurants Inc.	5,495	269,530
Domino’s Pizza Inc.	2,412	150,943
Dunkin’ Brands Group Inc.	3,159	136,469
Hyatt Hotels Corp. Class Aa,b	2,318	104,889
International Game Technology	11,267	208,101
Jack in the Box Inc.[a,b]	1,854	74,327
Las Vegas Sands Corp.	15,042	835,884
Life Time Fitness Inc.[a,b]	1,689	90,007
Marriott International Inc. Class A	10,116	420,522
Marriott Vacations Worldwide Corp.[a]	1,239	54,516

Security	Shares	Value

McDonald’s Corp.	42,597	$4,177,914
MGM Resorts International[a]	15,878	258,970
Panera Bread Co. Class Aa	1,197	199,959
Papa John’s International Inc.[a]	716	47,872
Penn National Gaming Inc.[a]	2,839	141,922
Royal Caribbean Cruises Ltd.	6,136	233,720
Six Flags Entertainment Corp.	4,066	149,588
Starbucks Corp.	31,830	2,267,569
Starwood Hotels & Resorts Worldwide Inc.	8,245	545,407
Vail Resorts Inc.	1,520	101,810
Wendy’s Co. (The)	11,962	85,050
WMS Industries Inc.[a]	2,394	61,645
Wyndham Worldwide Corp.	5,805	361,651
Wynn Resorts Ltd.	3,389	451,178
Yum! Brands Inc.	19,147	1,396,199

		14,599,141
HOUSEHOLD DURABLES — 0.45%
D.R. Horton Inc.	11,875	238,688
Garmin Ltd.	4,602	184,448
Harman International Industries Inc.	2,885	174,629
Jarden Corp.[a]	4,298	195,430
Leggett & Platt Inc.	6,064	190,470
Lennar Corp. Class A	6,976	236,277
M.D.C. Holdings Inc.	1,654	52,333
Mohawk Industries Inc.[a]	2,585	307,589
Newell Rubbermaid Inc.	12,216	330,076
NVR Inc.[a]	199	184,195
PulteGroup Inc.[a]	14,453	240,353
Ryland Group Inc. (The)	2,018	81,608
Tempur Sealy International Inc.[a]	2,539	100,671
Toll Brothers Inc.[a]	6,392	210,105
Tupperware Brands Corp.	2,301	193,928
Whirlpool Corp.	3,337	446,958

		3,367,758
HOUSEHOLD PRODUCTS — 1.90%
Church & Dwight Co. Inc.	5,885	374,875
Clorox Co. (The)	5,562	477,998
Colgate-Palmolive Co.	37,277	2,231,774
Energizer Holdings Inc.	2,629	267,632
Kimberly-Clark Corp.	16,352	1,615,578
Procter & Gamble Co. (The)	116,448	9,350,774

		14,318,631
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.15%
AES Corp. (The)	26,250	326,550
Calpine Corp.[a]	16,280	325,763
Dynegy Inc.[a]	4,179	87,090
NRG Energy Inc.	13,722	368,024

		1,107,427
INDUSTRIAL CONGLOMERATES — 2.09%
3M Co.	26,993	3,169,788
Carlisle Companies Inc.	2,717	184,050
Danaher Corp.	24,760	1,667,338
General Electric Co.	439,320	10,706,228

		15,727,404

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2013

Security	Shares	Value

INSURANCE — 4.48%
ACE Ltd.	14,409	$1,316,694
Aflac Inc.	19,826	1,222,868
Alleghany Corp.[a]	716	289,178
Allied World Assurance Co. Holdings Ltd.	1,484	140,461
Allstate Corp. (The)	19,929	1,015,980
American Financial Group Inc.	3,181	164,426
American International Group Inc.[a]	62,774	2,856,845
Aon PLC	13,092	883,710
Arch Capital Group Ltd.[a]	5,685	307,843
Argo Group International Holdings Ltd.	1,173	52,374
Arthur J. Gallagher & Co.	5,311	235,702
Aspen Insurance Holdings Ltd.	2,969	111,308
Assurant Inc.	3,354	181,653
Assured Guaranty Ltd.	8,317	179,980
Axis Capital Holdings Ltd.	4,628	201,596
Berkshire Hathaway Inc. Class Ba	77,508	8,980,852
Brown & Brown Inc.	5,013	165,379
Chubb Corp. (The)	10,986	950,289
Cincinnati Financial Corp.	6,240	305,760
CNO Financial Group Inc.	9,446	134,889
Endurance Specialty Holdings Ltd.	1,838	96,734
Erie Indemnity Co. Class A	1,084	87,121
Everest Re Group Ltd.	2,097	280,012
Fidelity National Financial Inc. Class A	9,129	223,478
First American Financial Corp.	4,569	103,853
Genworth Financial Inc. Class Aa	20,930	271,881
Hanover Insurance Group Inc. (The)	1,929	103,838
Hartford Financial Services Group Inc. (The)	19,386	598,252
HCC Insurance Holdings Inc.	4,270	190,143
Kemper Corp.	2,355	82,307
Lincoln National Corp.	11,497	479,080
Loews Corp.	13,137	598,390
Markel Corp.[a]	549	290,970
Marsh & McLennan Companies Inc.	23,296	975,403
MBIA Inc.[a]	6,008	81,108
Mercury General Corp.	1,328	58,698
MetLife Inc.	46,599	2,256,324
Montpelier Re Holdings Ltd.[b]	2,358	63,690
Old Republic International Corp.	10,273	148,445
PartnerRe Ltd.	2,502	224,029
Platinum Underwriters Holdings Ltd.	1,380	80,164
Principal Financial Group Inc.	11,732	508,699
ProAssurance Corp.	2,618	140,141
Progressive Corp. (The)	23,602	613,888
Protective Life Corp.	3,320	143,856
Prudential Financial Inc.	19,851	1,567,633
Reinsurance Group of America Inc.	3,141	213,871
RenaissanceRe Holdings Ltd.	1,943	168,983
RLI Corp.	739	60,997
Selective Insurance Group Inc.	2,355	57,580
StanCorp Financial Group Inc.	1,871	99,331
Torchmark Corp.	3,963	281,690
Travelers Companies Inc. (The)	15,956	1,333,124
Unum Group	11,462	362,658
Validus Holdings Ltd.	4,287	151,888
W.R. Berkley Corp.	4,680	198,292
White Mountains Insurance Group Ltd.	218	130,364
Willis Group Holdings PLC	7,358	314,922
XL Group PLC	12,223	383,191

		33,722,815

Security	Shares	Value

INTERNET & CATALOG RETAIL — 1.13%
Amazon.com Inc.[a]	15,468	$4,659,271
Expedia Inc.	3,939	185,645
HSN Inc.	1,568	94,174
Liberty Interactive Corp. Series Aa	21,411	523,713
Liberty Ventures Series Aa	1,564	140,322
Netflix Inc.[a]	2,378	580,755
Priceline.com Inc.[a]	2,192	1,919,469
Shutterfly Inc.[a,b]	1,311	70,256
TripAdvisor Inc.[a,b]	4,681	351,169

		8,524,774
INTERNET SOFTWARE & SERVICES — 2.29%
Akamai Technologies Inc.[a]	7,597	358,578
AOL Inc.[a]	3,239	119,325
CoStar Group Inc.[a,b]	1,140	178,467
eBay Inc.[a]	49,682	2,568,063
Equinix Inc.[a]	2,121	380,401
Facebook Inc. Class Aa	23,629	870,256
Google Inc. Class Aa	11,418	10,134,617
IAC/InterActiveCorp	3,295	166,760
j2 Global Inc.	1,834	83,942
LinkedIn Corp. Class Aa	2,970	605,256
OpenTable Inc.[a,b]	989	62,980
Rackspace Hosting Inc.[a]	4,688	212,319
ValueClick Inc.[a,b]	3,024	73,907
VeriSign Inc.[a]	6,482	310,099
Yahoo! Inc.[a]	40,514	1,138,038

		17,263,008
IT SERVICES — 3.42%
Accenture PLC Class A	27,648	2,040,699
Acxiom Corp.[a]	3,137	80,840
Alliance Data Systems Corp.[a,b]	2,110	417,316
Amdocs Ltd.	6,873	264,404
Automatic Data Processing Inc.	20,568	1,482,747
Broadridge Financial Solutions Inc.	5,202	150,546
CACI International Inc. Class Aa	978	64,939
Cognizant Technology Solutions Corp. Class Aa	12,839	929,415
Computer Sciences Corp.	6,310	300,735
Convergys Corp.	4,529	85,734
CoreLogic Inc.[a]	4,110	114,669
DST Systems Inc.	1,288	90,199
Euronet Worldwide Inc.[a]	2,044	75,240
Fidelity National Information Services Inc.	12,454	537,515
Fiserv Inc.[a]	5,682	546,836
FleetCor Technologies Inc.[a,b]	2,803	251,625
Gartner Inc.[a]	3,965	237,940
Genpact Ltd.[b]	5,758	117,406
Global Payments Inc.	3,321	153,795
International Business Machines Corp.	44,283	8,636,956
Jack Henry & Associates Inc.	3,624	175,039
Lender Processing Services Inc.	3,576	116,864
MasterCard Inc. Class A	4,446	2,714,772
MAXIMUS Inc.	2,896	108,919
NeuStar Inc. Class Aa,b	2,721	152,594
Paychex Inc.	13,752	542,379
SAIC Inc.	11,958	182,838
Teradata Corp.[a]	7,013	414,609
Total System Services Inc.	6,822	186,991

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2013

Security	Shares	Value

Vantiv Inc. Class Aa,b	3,811	$99,429
VeriFone Systems Inc.[a,b]	4,492	85,662
Visa Inc. Class A	21,534	3,811,733
Western Union Co.	23,612	424,071
WEX Inc.[a]	1,625	141,277

		25,736,733
LEISURE EQUIPMENT & PRODUCTS — 0.17%
Brunswick Corp.	3,832	144,658
Hasbro Inc.	4,906	225,676
Mattel Inc.	14,592	613,302
Polaris Industries Inc.	2,703	303,114

		1,286,750
LIFE SCIENCES TOOLS & SERVICES — 0.59%
Agilent Technologies Inc.	14,719	658,381
Bio-Rad Laboratories Inc. Class Aa	855	104,301
Charles River Laboratories International Inc.[a]	2,048	93,266
Covance Inc.[a,b]	2,342	193,215
Illumina Inc.[a,b]	5,288	422,088
Life Technologies Corp.[a]	7,308	545,177
Mettler-Toledo International Inc.[a,b]	1,295	285,677
PAREXEL International Corp.[a]	2,470	122,141
PerkinElmer Inc.	4,796	163,496
TECHNE Corp.	1,471	108,472
Thermo Fisher Scientific Inc.	15,278	1,391,979
Waters Corp.[a]	3,649	368,330

		4,456,523
MACHINERY — 2.06%
Actuant Corp. Class A	3,100	109,461
AGCO Corp.	4,122	231,863
Briggs & Stratton Corp.	2,091	42,343
Caterpillar Inc.	27,927	2,315,428
Chart Industries Inc.[a,b]	1,275	144,968
CLARCOR Inc.	2,133	117,272
Colfax Corp.[a,b]	3,577	189,831
Crane Co.	2,047	124,662
Cummins Inc.	7,499	908,804
Deere & Co.	16,539	1,373,895
Donaldson Co. Inc.	5,762	208,873
Dover Corp.	7,276	623,117
Flowserve Corp.	6,135	347,732
Graco Inc.	2,562	178,776
Harsco Corp.	3,405	87,713
IDEX Corp.	3,511	209,431
Illinois Tool Works Inc.	17,631	1,270,137
Ingersoll-Rand PLC	11,859	723,992
ITT Corp.	3,922	122,523
Joy Global Inc.	4,538	224,631
Kennametal Inc.	3,353	145,319
Lincoln Electric Holdings Inc.	3,555	209,887
Manitowoc Co. Inc. (The)	5,628	115,543
Middleby Corp. (The)[a]	792	141,721
Mueller Industries Inc.	1,189	65,264
Navistar International Corp.[a,b]	3,456	118,022
Nordson Corp.	2,412	174,050
Oshkosh Corp.[a]	3,711	166,327
PACCAR Inc.	15,016	844,950
Pall Corp.	4,720	330,211

Security	Shares	Value

Parker Hannifin Corp.	6,337	$654,485
Pentair Ltd. Registered	8,745	534,145
Snap-on Inc.	2,456	232,952
SPX Corp.	1,995	152,438
Stanley Black & Decker Inc.	6,919	585,486
Terex Corp.[a]	4,703	138,644
Timken Co. (The)	3,382	197,576
Toro Co. (The)	2,504	123,397
Trinity Industries Inc.	3,358	132,204
Valmont Industries Inc.	998	139,361
WABCO Holdings Inc.[a]	2,683	212,118
Wabtec Corp.	4,052	235,259
Woodward Inc.	2,569	105,124
Xylem Inc.	7,909	197,171

		15,507,106
MARINE — 0.03%
Kirby Corp.[a]	2,410	203,548
Matson Inc.	1,812	51,316

		254,864
MEDIA — 3.70%
AMC Networks Inc. Class Aa	2,463	168,124
Arbitron Inc.	1,146	52,670
Cablevision NY Group Class A	9,110	170,266
CBS Corp. Class B NVS	24,266	1,282,215
Charter Communications Inc. Class Aa	2,787	350,437
Cinemark Holdings Inc.	4,347	126,585
Comcast Corp. Class A	111,832	5,041,387
DIRECTV[a]	23,748	1,502,536
Discovery Communications Inc. Series Aa	10,419	830,603
DISH Network Corp. Class A	8,630	385,330
DreamWorks Animation SKG Inc. Class Aa,b	3,046	75,419
Gannett Co. Inc.	9,761	251,443
Interpublic Group of Companies Inc. (The)	18,213	299,604
John Wiley & Sons Inc. Class A	1,944	87,733
Lamar Advertising Co. Class Aa	2,352	101,912
Liberty Global PLC Series Aa	15,150	1,228,968
Liberty Media Corp.[a]	4,742	681,568
Live Nation Entertainment Inc.[a]	5,996	98,214
Madison Square Garden Inc. Class Aa	2,614	154,148
Meredith Corp.	1,539	73,133
Morningstar Inc.	934	71,189
New York Times Co. (The) Class Aa	5,384	65,577
News Corp. Class A NVS[a]	21,088	335,932
Omnicom Group Inc.	10,958	704,271
Regal Entertainment Group Class A	3,364	63,411
Scripps Networks Interactive Inc. Class A	3,659	258,947
Sirius XM Radio Inc.	132,986	496,038
Starz Series Aa,b	4,710	106,305
Time Warner Cable Inc.	12,373	1,411,388
Time Warner Inc.	39,625	2,467,052
Twenty-First Century Fox Inc.	84,651	2,529,372
Viacom Inc. Class B NVS	18,971	1,380,520
Walt Disney Co. (The)	76,475	4,944,109
Washington Post Co. (The) Class B	192	103,173

		27,899,579
METALS & MINING — 0.57%
Alcoa Inc.	45,426	361,137

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2013

Security	Shares	Value

Allegheny Technologies Inc.	4,566	$125,885
Carpenter Technology Corp.	1,881	98,339
Cliffs Natural Resources Inc.[b]	6,435	125,547
Coeur Mining Inc.[a]	4,420	59,272
Commercial Metals Co.	4,876	75,529
Compass Minerals International Inc.	1,389	105,008
Freeport-McMoRan Copper & Gold Inc.	44,149	1,248,534
Kaiser Aluminum Corp.	701	45,740
Newmont Mining Corp.	21,110	633,300
Nucor Corp.	13,499	631,483
Reliance Steel & Aluminum Co.	3,239	227,378
Royal Gold Inc.	2,764	142,871
Steel Dynamics Inc.	9,351	145,502
Stillwater Mining Co.[a]	4,850	58,685
United States Steel Corp.[b]	6,130	106,355
Walter Energy Inc.[b]	2,631	29,441
Worthington Industries Inc.	2,286	81,770

		4,301,776
MULTI-UTILITIES — 1.15%
Alliant Energy Corp.	4,716	249,806
Ameren Corp.	10,307	369,094
Avista Corp.	2,542	73,159
Black Hills Corp.	1,879	99,681
CenterPoint Energy Inc.	18,180	451,228
CMS Energy Corp.	11,190	313,208
Consolidated Edison Inc.	12,441	745,216
Dominion Resources Inc.	24,627	1,460,627
DTE Energy Co.	7,452	526,856
Integrys Energy Group Inc.	3,331	209,187
MDU Resources Group Inc.	8,065	226,143
NiSource Inc.	13,220	406,118
NorthWestern Corp.	1,582	66,760
PG&E Corp.	18,840	864,567
Public Service Enterprise Group Inc.	21,492	726,215
SCANA Corp.	5,889	305,698
Sempra Energy	9,598	841,073
TECO Energy Inc.	8,675	153,287
Vectren Corp.	3,493	129,311
Wisconsin Energy Corp.	9,689	421,278

		8,638,512
MULTILINE RETAIL — 0.73%
Big Lots Inc.[a]	2,440	88,157
Dillard’s Inc. Class A	1,289	108,830
Dollar General Corp.[a]	12,809	700,268
Dollar Tree Inc.[a]	9,475	508,334
Family Dollar Stores Inc.	4,095	281,572
J.C. Penney Co. Inc.[a]	6,012	87,775
Kohl’s Corp.	8,664	459,019
Macy’s Inc.	16,315	788,667
Nordstrom Inc.	6,360	389,487
Saks Inc.[a]	4,307	68,998
Sears Holdings Corp.[a,b]	1,550	70,990
Target Corp.	27,281	1,943,771

		5,495,868
OFFICE ELECTRONICS — 0.08%
Xerox Corp.	51,990	504,303

Security	Shares	Value

Zebra Technologies Corp. Class Aa	2,199	$101,528

		605,831
OIL, GAS & CONSUMABLE FUELS — 7.92%
Alpha Natural Resources Inc.[a]	9,307	50,630
Anadarko Petroleum Corp.	21,355	1,890,345
Apache Corp.	16,610	1,332,952
Arch Coal Inc.	8,981	35,026
Berry Petroleum Co. Class A	1,937	78,545
Cabot Oil & Gas Corp.	8,940	677,831
Cheniere Energy Inc.[a]	10,226	292,157
Chesapeake Energy Corp.	22,120	515,396
Chevron Corp.	82,382	10,371,070
Cimarex Energy Co.	3,671	280,575
Cobalt International Energy Inc.[a]	11,842	341,642
Concho Resources Inc.[a]	4,443	398,493
ConocoPhillips	51,963	3,370,320
CONSOL Energy Inc.	9,692	300,743
Continental Resources Inc.[a]	2,432	224,474
Denbury Resources Inc.[a]	15,866	277,655
Devon Energy Corp.	16,047	882,745
Energen Corp.	3,052	182,784
Energy XXI (Bermuda) Ltd.	3,375	90,619
EOG Resources Inc.	11,533	1,677,936
EQT Corp.	6,395	553,167
EXCO Resources Inc.	6,362	55,159
Exxon Mobil Corp.	188,911	17,710,406
Gulfport Energy Corp.[a]	2,892	153,854
Hess Corp.	12,739	948,546
HollyFrontier Corp.	8,659	394,417
Kinder Morgan Inc.	26,832	1,013,176
Kodiak Oil & Gas Corp.[a,b]	11,431	110,995
Marathon Oil Corp.	30,055	1,092,800
Marathon Petroleum Corp.	13,811	1,012,761
Murphy Oil Corp.	7,694	521,038
Newfield Exploration Co.[a]	5,743	141,278
Noble Energy Inc.	15,256	953,347
Oasis Petroleum Inc.[a,b]	2,972	124,943
Occidental Petroleum Corp.	34,248	3,049,784
Peabody Energy Corp.	11,455	189,695
Phillips 66	26,336	1,619,664
Pioneer Natural Resources Co.	5,808	898,846
QEP Resources Inc.	7,585	231,267
Range Resources Corp.	6,917	547,135
Rosetta Resources Inc.[a]	2,663	121,459
SandRidge Energy Inc.[a,b]	14,691	79,625
SemGroup Corp. Class A	1,767	99,729
SM Energy Co.	2,846	195,606
Southwestern Energy Co.[a]	14,912	578,436
Spectra Energy Corp.	28,382	1,021,468
Teekay Corp.	1,595	63,274
Tesoro Corp.	5,838	331,890
Ultra Petroleum Corp.[a,b]	6,410	138,777
Valero Energy Corp.	23,191	829,542
Western Refining Inc.[b]	2,442	73,577
Whiting Petroleum Corp.[a]	5,170	266,100
Williams Companies Inc. (The)	28,946	989,085
World Fuel Services Corp.	3,067	118,816
WPX Energy Inc.[a]	8,502	163,323

		59,664,923

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2013

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.16%
Domtar Corp.	1,477	$102,666
International Paper Co.	18,947	915,330
Louisiana-Pacific Corp.[a]	5,916	96,194
Resolute Forest Products Inc.[a,b]	4,087	62,368

		1,176,558
PERSONAL PRODUCTS — 0.21%
Avon Products Inc.	18,286	418,018
Estee Lauder Companies Inc. (The) Class A	10,194	669,236
Herbalife Ltd.[b]	4,380	286,890
Nu Skin Enterprises Inc. Class A	2,239	187,270

		1,561,414
PHARMACEUTICALS — 5.23%
AbbVie Inc.	67,297	3,060,668
Actavis Inc.[a]	5,431	729,220
Allergan Inc.	12,604	1,148,476
Bristol-Myers Squibb Co.	69,825	3,019,233
Eli Lilly and Co.	42,150	2,238,587
Endo Health Solutions Inc.[a]	4,669	179,570
Forest Laboratories Inc.[a]	9,954	433,596
Hospira Inc.[a]	7,023	285,836
Impax Laboratories Inc.[a]	2,759	57,222
Jazz Pharmaceuticals PLC[a]	2,115	159,704
Johnson & Johnson	119,341	11,158,384
Mallinckrodt PLC[a]	2,492	114,358
Merck & Co. Inc.	128,369	6,183,535
Mylan Inc.[a]	16,206	543,873
Nektar Therapeutics[a,b]	4,766	53,427
Perrigo Co.	3,737	464,845
Pfizer Inc.	283,527	8,287,494
Questcor Pharmaceuticals Inc.	2,472	165,179
Salix Pharmaceuticals Ltd.[a]	2,207	163,097
ViroPharma Inc.[a,b]	2,771	95,101
VIVUS Inc.[a,b]	4,235	62,720
Warner Chilcott PLC Class A	7,384	157,353
Zoetis Inc.	21,258	633,701

		39,395,179
PROFESSIONAL SERVICES — 0.31%
Acacia Research Corp.	2,153	49,131
Advisory Board Co. (The)[a,b]	1,467	86,098
Corporate Executive Board Co. (The)	1,404	94,672
Dun & Bradstreet Corp. (The)	1,737	180,005
Equifax Inc.	5,117	323,548
FTI Consulting Inc.[a,b]	1,750	65,205
IHS Inc. Class Aa	2,111	231,746
Manpowergroup Inc.	3,255	217,662
Nielsen Holdings NV	8,867	296,335
Robert Half International Inc.	5,927	220,721
Towers Watson & Co. Class A	2,399	202,068
Verisk Analytics Inc. Class Aa	6,191	398,453

		2,365,644
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.18%
Alexandria Real Estate Equities Inc.[b]	3,053	209,131
American Campus Communities Inc.	4,446	170,771

Security	Shares	Value

American Capital Agency Corp.	17,044	$384,001
American Realty Capital Properties Inc.	7,860	113,577
American Tower Corp.	16,775	1,187,502
Annaly Capital Management Inc.	40,286	480,209
Apartment Investment and Management Co. Class A	6,223	182,832
ARMOUR Residential REIT Inc.	15,864	70,753
AvalonBay Communities Inc.	5,157	697,948
BioMed Realty Trust Inc.[b]	7,796	161,065
Boston Properties Inc.	6,441	688,865
Brandywine Realty Trust[b]	6,752	94,123
BRE Properties Inc. Class A	3,268	173,400
Camden Property Trust	3,603	254,156
CBL & Associates Properties Inc.	6,912	157,386
Chimera Investment Corp.[b]	43,286	128,992
Colonial Properties Trust	3,532	85,510
CommonWealth REIT	5,025	115,927
Corporate Office Properties Trust	3,669	93,486
Corrections Corp. of America	4,788	158,243
CubeSmart	5,229	84,710
CYS Investments Inc.	7,432	61,686
DCT Industrial Trust Inc.	11,899	89,361
DDR Corp.[b]	10,326	176,368
DiamondRock Hospitality Co.	8,202	79,559
Digital Realty Trust Inc.[b]	5,453	301,496
Douglas Emmett Inc.[b]	5,581	139,581
Duke Realty Corp.[b]	13,664	225,046
DuPont Fabros Technology Inc.[b]	2,810	64,377
EastGroup Properties Inc.	1,287	79,614
EPR Properties[b]	1,953	98,392
Equity Lifestyle Properties, Inc.[b]	3,308	127,325
Equity Residential	13,594	761,264
Essex Property Trust Inc.[b]	1,610	259,677
Extra Space Storage Inc.	4,330	182,077
Federal Realty Investment Trust	2,759	290,605
Franklin Street Properties Corp.	3,777	50,272
General Growth Properties Inc.	19,168	397,544
GEO Group Inc. (The)	3,034	105,340
Hatteras Financial Corp.	4,217	84,720
HCP Inc.	19,256	844,761
Health Care REIT Inc.	12,088	779,555
Healthcare Realty Trust Inc.	4,113	105,745
Highwoods Properties Inc.	3,421	124,114
Home Properties Inc.	2,388	152,378
Hospitality Properties Trust	5,828	166,040
Host Hotels & Resorts Inc.	31,639	565,073
Invesco Mortgage Capital Inc.	5,536	90,956
Kilroy Realty Corp.[b]	3,162	165,499
Kimco Realty Corp.	17,273	389,506
LaSalle Hotel Properties	4,059	109,349
Lexington Realty Trust[b]	7,668	96,157
Liberty Property Trust	5,040	192,578
Macerich Co. (The)	5,835	362,062
Mack-Cali Realty Corp.[b]	3,548	85,365
Medical Properties Trust Inc.[b]	6,291	91,849
MFA Financial Inc.	15,061	120,187
Mid-America Apartment Communities Inc.[b]	1,799	121,522
National Retail Properties Inc.[b]	4,920	172,151
Omega Healthcare Investors Inc.[b]	5,059	161,028
Piedmont Office Realty Trust Inc. Class A	7,130	128,982
Plum Creek Timber Co. Inc.	6,896	336,387
Post Properties Inc.	2,318	107,833
Potlatch Corp.	1,689	74,367
Prologis Inc.	21,152	811,391

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2013

Security	Shares	Value

Public Storage	6,119	$974,267
Rayonier Inc.	5,296	309,498
Realty Income Corp.[b]	8,242	357,785
Redwood Trust Inc.[b]	3,472	58,816
Regency Centers Corp.	3,841	202,536
RLJ Lodging Trust	5,098	123,474
Ryman Hospitality Properties Inc.	2,163	80,572
Senior Housing Properties Trust	7,988	200,898
Simon Property Group Inc.	13,192	2,111,512
SL Green Realty Corp.	3,697	335,133
Sovran Self Storage Inc.	1,282	88,586
Starwood Property Trust Inc.	6,872	174,549
Sunstone Hotel Investors Inc.[a,b]	6,689	86,556
Tanger Factory Outlet Centers Inc.	3,955	128,261
Taubman Centers Inc.	2,706	198,133
Two Harbors Investment Corp.	15,620	156,669
UDR Inc.	10,658	266,876
Ventas Inc.	12,386	814,256
Vornado Realty Trust	7,196	610,293
Washington Real Estate Investment Trust(b)	2,772	74,511
Weingarten Realty Investors[b]	4,706	147,392
Weyerhaeuser Co.	24,446	694,266
WP Carey Inc.	2,429	171,536

		23,988,101
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
Alexander & Baldwin Inc.[a]	,827	80,918
CBRE Group Inc. Class Aa	12,876	298,337
Forest City Enterprises Inc. Class Aa	6,501	113,897
Howard Hughes Corp. (The)[a]	1,215	132,690
Jones Lang LaSalle Inc.	1,872	170,408
Realogy Holdings Corp.[a]	6,183	277,988
St. Joe Co. (The)[a],[b]	3,856	87,454

		1,161,692
ROAD & RAIL — 0.96%
Avis Budget Group Inc.[a]	4,557	144,183
Con-way Inc.	2,336	96,827
CSX Corp.	43,361	1,075,786
Genesee & Wyoming Inc. Class Aa	2,100	188,286
Hertz Global Holdings Inc.[a]	17,132	438,751
J.B. Hunt Transport Services Inc.	3,824	286,532
Kansas City Southern Industries Inc.	4,665	502,654
Landstar System Inc.	1,994	107,796
Norfolk Southern Corp.	13,360	977,418
Old Dominion Freight Line Inc.[a]	2,971	129,773
Ryder System Inc.	2,159	133,513
Union Pacific Corp.	19,843	3,146,901
Werner Enterprises Inc.[b]	1,899	45,690

		7,274,110
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.06%
Advanced Micro Devices Inc.[a,b]	25,785	97,209
Altera Corp.	13,584	483,047
Analog Devices Inc.	13,181	650,614
Applied Materials Inc.	51,035	832,381
Atmel Corp.[a]	18,663	147,438
Avago Technologies Ltd.	9,216	338,043
Broadcom Corp. Class A	22,238	613,102
Cavium Inc.[a]	2,137	78,129

Security	Shares	Value

Cirrus Logic Inc.[a]	2,734	$52,711
Cree Inc.[a]	4,955	346,354
Cypress Semiconductor Corp.[a]	5,726	73,121
Fairchild Semiconductor International Inc.[a]	5,363	67,681
First Solar Inc.[a,b]	2,814	138,561
Hittite Microwave Corp.[a,b]	1,148	71,727
Integrated Device Technology Inc.[a]	6,118	55,123
Intel Corp.	211,093	4,918,467
International Rectifier Corp.[a]	2,906	70,064
KLA-Tencor Corp.	7,058	413,810
Lam Research Corp.[a]	6,897	339,470
Linear Technology Corp.	9,880	400,733
LSI Corp.[a]	23,353	181,686
Marvell Technology Group Ltd.	18,348	237,974
Maxim Integrated Products Inc.	12,424	355,326
Microchip Technology Inc.	8,299	329,802
Micron Technology Inc.[a]	43,547	576,998
Microsemi Corp.[a]	3,965	97,777
NVIDIA Corp.	24,576	354,632
ON Semiconductor Corp.[a]	19,045	156,931
PMC-Sierra Inc.[a]	8,336	55,059
RF Micro Devices Inc.[a]	11,584	60,121
Semtech Corp.[a]	2,761	83,520
Silicon Laboratories Inc.[a]	1,611	62,926
Skyworks Solutions Inc.[a]	8,114	194,898
Teradyne Inc.[a,b]	8,085	133,322
Texas Instruments Inc.	47,145	1,848,084
Veeco Instruments Inc.[a]	1,643	57,111
Xilinx Inc.	11,285	526,897

		15,500,849
SOFTWARE — 3.36%
ACI Worldwide Inc.[a,b]	1,698	80,400
Activision Blizzard Inc.	17,979	323,262
Adobe Systems Inc.[a]	21,364	1,010,090
ANSYS Inc.[a]	3,948	315,208
Aspen Technology Inc.[a,b]	3,977	129,412
Autodesk Inc.[a]	9,545	337,798
BMC Software Inc.[a]	5,581	256,559
CA Inc.	14,139	420,494
Cadence Design Systems Inc.[a,b]	11,930	173,939
Citrix Systems Inc.[a]	7,916	570,110
CommVault Systems Inc.[a]	1,823	153,916
Compuware Corp.	9,015	102,230
Concur Technologies Inc.[a,b]	1,937	172,180
Electronic Arts Inc.[a]	12,747	332,952
FactSet Research Systems Inc.	1,727	188,554
Fair Isaac Corp.	1,525	76,189
Fortinet Inc.[a]	5,640	119,850
Informatica Corp.[a]	4,581	174,857
Intuit Inc.	11,823	755,726
Mentor Graphics Corp.	4,018	82,490
MICROS Systems Inc.[a]	3,399	165,633
Microsoft Corp.	319,332	10,164,338
NetSuite Inc.[a,b]	1,181	110,884
Nuance Communications Inc.[a]	10,749	201,651
Oracle Corp.	156,031	5,047,603
Progress Software Corp.[a]	2,458	62,900
PTC Inc.[a]	5,079	137,539
QLIK Technologies Inc.[a]	3,091	96,810
Red Hat Inc.[a]	7,991	413,694
Rovi Corp.[a]	4,376	98,591

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2013

Security	Shares	Value

Salesforce.com Inc.[a]	23,128	$1,011,850
SolarWinds Inc.[a]	2,601	92,309
Solera Holdings Inc.	2,927	166,576
Symantec Corp.	29,679	791,836
Synopsys Inc.[a]	6,534	242,019
Take-Two Interactive Software Inc.[a]	3,812	66,824
TIBCO Software Inc.[a]	6,606	164,754
TiVo Inc.[a,b]	5,134	56,731
Ultimate Software Group Inc. (The)[a,b]	1,246	168,584
VMware Inc. Class Aa	3,643	299,418

		25,336,760
SPECIALTY RETAIL — 2.51%
Aaron’s Inc.	3,005	86,123
Abercrombie & Fitch Co. Class A	3,414	170,256
Advance Auto Parts Inc.	3,152	260,008
Aeropostale Inc.[a]	3,424	51,805
American Eagle Outfitters Inc.	7,655	150,344
ANN INC.[a]	2,056	69,678
Ascena Retail Group Inc.[a,b]	5,376	102,628
AutoNation Inc.[a,b]	1,660	79,514
AutoZone Inc.[a]	1,544	692,607
Bed Bath & Beyond Inc.[a]	9,295	710,789
Best Buy Co. Inc.	11,299	339,987
Buckle Inc. (The)[b]	1,146	64,153
Cabela’s Inc.[a]	1,943	133,368
CarMax Inc.[a]	9,488	465,292
Chico’s FAS Inc.	7,100	121,623
Children’s Place Retail Stores Inc. (The)[a]	1,003	54,202
CST Brands Inc.[a]	2,586	84,329
Dick’s Sporting Goods Inc.	4,210	216,436
DSW Inc. Class A	1,383	104,818
Express Inc.[a,b]	3,823	86,209
Foot Locker Inc.	6,431	232,352
GameStop Corp. Class A	4,974	244,024
Gap Inc. (The)	12,330	565,947
Genesco Inc.[a]	,039	73,125
GNC Holdings Inc. Class A	3,091	163,143
Group 1 Automotive Inc.	907	66,021
Guess? Inc.	2,606	87,770
Home Depot Inc. (The)	62,033	4,902,468
L Brands Inc.	10,167	567,014
Lowe’s Companies Inc.	45,583	2,032,090
Lumber Liquidators Holdings Inc.[a]	1,168	113,086
Men’s Wearhouse Inc. (The)	2,031	81,098
O’Reilly Automotive Inc.[a]	4,726	591,979
PetSmart Inc.	4,393	321,655
Pier 1 Imports Inc.	4,611	108,358
Rent-A-Center Inc.	2,484	99,335
Ross Stores Inc.	9,315	628,483
Sally Beauty Holdings Inc.[a]	6,597	201,274
Signet Jewelers Ltd.[b]	3,414	249,598
Staples Inc.	28,042	477,275
Tiffany & Co.	5,063	402,559
TJX Companies Inc. (The)	30,597	1,592,268
Tractor Supply Co.	2,941	356,243
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,519	254,167
Urban Outfitters Inc.[a]	4,648	197,819
Vitamin Shoppe Inc.[a,b]	1,293	62,103
Williams-Sonoma Inc.	3,666	215,781

		18,931,204

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.82%
Carter’s Inc.	2,140	$152,625
Coach Inc.	11,927	633,682
Crocs Inc.[a]	3,750	51,263
Deckers Outdoor Corp.[a,b]	1,461	80,107
Fifth & Pacific Companies Inc.[a]	5,091	121,268
Fossil Group Inc.[a]	2,269	249,363
Hanesbrands Inc.	4,178	265,136
Iconix Brand Group Inc.[a,b]	2,425	79,637
Michael Kors Holdings Ltd.[a]	7,463	502,558
Nike Inc. Class B	30,771	1,936,111
PVH Corp.	3,443	453,753
Ralph Lauren Corp.	2,583	470,261
Steven Madden Ltd.[a]	1,744	89,676
Under Armour Inc. Class Aa,b	3,263	219,045
VF Corp.	3,743	737,371
Wolverine World Wide Inc.[b]	2,128	122,381

		6,164,237
THRIFTS & MORTGAGE FINANCE — 0.17%
Capitol Federal Financial Inc.	5,946	74,979
Hudson City Bancorp Inc.	20,194	193,055
MGIC Investment Corp.[a]	14,363	109,733
New York Community Bancorp Inc.	18,707	283,785
Ocwen Financial Corp.[a]	4,932	234,862
People’s United Financial Inc.	14,520	217,800
Radian Group Inc.	7,351	103,282
Washington Federal Inc.	4,526	98,440

		1,315,936
TOBACCO — 1.41%
Altria Group Inc.	85,395	2,993,949
Lorillard Inc.	16,115	685,371
Philip Morris International Inc.	69,528	6,200,507
Reynolds American Inc.	13,478	666,218
Universal Corp.	985	60,380

		10,606,425
TRADING COMPANIES & DISTRIBUTORS — 0.31%
Air Lease Corp.	3,173	88,463
Applied Industrial Technologies Inc.	1,825	95,192
Beacon Roofing Supply Inc.[a,b]	2,059	83,987
Fastenal Co.	11,468	562,047
GATX Corp.	1,963	88,688
MRC Global Inc.[a]	4,324	115,970
MSC Industrial Direct Co. Inc. Class A	1,985	160,686
United Rentals Inc.[a,b]	3,965	227,274
W.W. Grainger Inc.	2,539	665,573
Watsco Inc.	1,274	118,928
WESCO International Inc.[a,b]	1,857	140,723

		2,347,531
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	7,508	320,442
Aqua America Inc.	5,963	201,907

		522,349

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2013

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.24%
Crown Castle International Corp.[a]	12,457	$875,104
NII Holdings Inc.[a,b]	7,212	51,782
SBA Communications Corp. Class Aa	5,370	397,863
Sprint Corp.[a]	36,416	217,040
T-Mobile US Inc.	7,197	173,520
Telephone & Data Systems Inc.	4,286	113,622

		1,828,931

TOTAL COMMON STOCKS
(Cost: $584,042,780)		752,183,929

SHORT-TERM INVESTMENTS — 1.82%

MONEY MARKET FUNDS — 1.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	12,424,576	12,424,576
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	795,597	795,597
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%	539,279	539,279

		13,759,452

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,759,452)		13,759,452

TOTAL INVESTMENTS IN SECURITIES — 101.65%
(Cost: $597,802,232)		765,943,381
Other Assets Less Liabilities — (1.65)%		(12,452,816)

NET ASSETS — 100.00%		$753,490,565

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

16

Schedule of Investments  (Unaudited)

iSHARES®EUROPE DEVELOPED REAL ESTATE ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.24%

AUSTRIA — 1.09%
CA Immobilien Anlagen AG	7,950	$99,779
conwert Immobilien Invest SE	6,650	71,516

		171,295
BELGIUM — 3.26%
Aedifica	970	62,482
Befimmo SCA	1,760	120,356
Cofinimmo SA	1,690	192,990
Intervest Offices & Warehouses	700	17,112
Leasinvest Real Estate SCA	222	20,316
Warehouses De Pauw SCA	1,130	75,579
Wereldhave Belgium NV	220	24,582

		513,417
FINLAND — 1.67%
Citycon OYJ	25,300	79,955
Sponda OYJ	26,330	134,955
Technopolis OYJ	7,440	47,618

		262,528
FRANCE — 25.27%
Affine SA	650	11,445
ANF Immobilier	780	23,149
Fonciere des Regions	3,430	280,377
Gecina SA	2,010	246,133
Icade	3,440	309,834
Klepierre	10,710	463,471
Mercialys	4,510	88,092
Societe de la Tour Eiffel	610	39,722
Unibail-Rodamco SE	10,400	2,515,426

		3,977,649
GERMANY — 9.33%
Alstria Office REIT AG	7,390	86,353
Deutsche Annington Immobilien SEa	3,930	94,715
Deutsche EuroShop AG	5,020	211,073
Deutsche Wohnen AG Bearer	17,620	310,241
DIC Asset AG	2,460	24,920
GAGFAH SAa	12,293	141,882
GSW Immobilien AG	5,540	223,778
Hamborner REIT AG	4,980	46,573
IVG Immobilien AGa,b	16,820	3,752
LEG Immobilien AGa	2,900	145,559
Prime Office REIT AGa	4,300	19,128
TAG Immobilien AG	13,560	160,250

		1,468,224
GREECE — 0.17%
Eurobank Properties Real Estate Investment Co.[a]	2,940	26,976

		26,976

Security	Shares	Value

ITALY — 0.48%
Beni Stabili SpA	90,840	$58,791
Immobiliare Grande Distribuzione SpA	15,594	16,389

		75,180
NETHERLANDS — 4.80%
Corio NV	7,170	313,088
Eurocommercial Properties NV	3,790	143,856
Nieuwe Steen Investments NV	5,980	42,442
VastNed Retail NV	2,100	89,301
Wereldhave NV	2,370	167,263

		755,950
NORWAY — 0.51%
Norwegian Property ASA	57,420	80,100

		80,100
SWEDEN — 6.69%
Castellum AB	17,980	255,839
Fabege AB	14,210	159,691
Fastighets AB Balder Class Ba	9,850	78,744
Hufvudstaden AB Class A	12,150	153,829
Klovern AB	8,910	37,353
Kungsleden AB	14,890	95,228
Wallenstam AB Class B	11,180	154,548
Wihlborgs Fastigheter AB	7,220	118,200

		1,053,432
SWITZERLAND — 7.06%
Allreal Holding AG Registered	1,050	145,326
Mobimo Holding AG Registered	670	139,963
PSP Swiss Property AG Registered	4,370	383,548
Swiss Prime Site AG Registered	6,040	442,689

		1,111,526
UNITED KINGDOM — 37.91%
A&J Mucklow Group PLC	5,010	30,382
Big Yellow Group PLC	14,010	92,393
British Land Co. PLC	108,120	979,394
Capital & Counties Properties PLC	71,730	392,465
Capital Shopping Centres Group PLC	73,470	374,919
Daejan Holdings PLC	540	32,829
Derwent London PLC	10,040	366,982
Development Securities PLC	13,370	40,590
Grainger PLC	44,900	118,443
Great Portland Estates PLC	37,740	318,119
Hammerson PLC	77,610	623,013
Hansteen Holdings PLC	69,670	99,286
Helical Bar PLC	10,870	49,274
Land Securities Group PLC	85,340	1,227,813
LondonMetric Property PLC	63,810	109,799
Primary Health Properties PLC	10,340	53,141
Quintain Estates and Development PLC[a]	50,220	66,809
Safestore Holdings PLC	20,430	41,581
Schroder REIT Ltd.	39,420	26,744
SEGRO PLC	81,390	383,500

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES®EUROPE DEVELOPED REAL ESTATE ETF

July 31, 2013

Security	Shares	Value

Shaftesbury PLC	27,440	$262,915
St. Modwen Properties PLC	18,010	86,308
UNITE Group PLC	19,280	114,082
Workspace Group PLC	11,360	77,776

		5,968,557

TOTAL COMMON STOCKS
(Cost: $15,188,806)		15,464,834

INVESTMENT COMPANIES — 1.58%

UNITED KINGDOM — 1.58%
F&C Commercial Property Trust Ltd.	54,050	92,103
IRP Property Investments Ltd.	23,110	25,839
Medicx Fund Ltd.	28,400	34,768
Picton Property Income Ltd.	37,860	28,268
Standard Life Investment Property Income Trust PLC	15,650	15,363
UK Commercial Property Trust Ltd.	44,830	51,755

		248,096

TOTAL INVESTMENT COMPANIES
(Cost: $256,773)		248,096

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	6,323	6,323
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	405	405
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,737	1,737

		8,465

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,465)		8,465

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $15,454,044)		15,721,395
Other Assets, Less Liabilities — 0.13%		20,747

NET ASSETS — 100.00%		$15,742,142

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

18

Schedule of Investments  (Unaudited)

iSHARES® HIGH DIVIDEND ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.58%

AEROSPACE & DEFENSE — 2.39%
Lockheed Martin Corp.	394,057	$47,334,127
Raytheon Co.	420,888	30,236,594

		77,570,721
BEVERAGES — 0.38%
Dr Pepper Snapple Group Inc.	264,291	12,352,961

		12,352,961
CAPITAL MARKETS — 0.25%
Federated Investors Inc. Class Ba	129,697	3,765,104
Greenhill & Co. Inc.	39,682	1,997,592
Janus Capital Group Inc.[a]	248,328	2,326,833

		8,089,529
CHEMICALS — 2.62%
Air Products and Chemicals Inc.	247,988	26,941,416
E.I. du Pont de Nemours and Co.	1,006,600	58,070,754

		85,012,170
COMMERCIAL BANKS — 0.45%
FirstMerit Corp.	222,769	4,994,481
Park National Corp.	27,224	2,147,974
Valley National Bancorp[a]	572,249	5,922,777
Westamerica Bancorp	34,320	1,647,017

		14,712,249
COMMERCIAL SERVICES & SUPPLIES — 0.89%
Healthcare Services Group Inc.[a]	81,653	2,009,480
Waste Management Inc.	641,665	26,969,180

		28,978,660
DIVERSIFIED FINANCIAL SERVICES — 0.37%
NYSE Euronext Inc.	284,977	12,014,630

		12,014,630
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.22%
AT&T Inc.	7,481,800	263,883,086
Verizon Communications Inc.	3,336,778	165,103,776

		428,986,862
ELECTRIC UTILITIES — 8.00%
American Electric Power Co. Inc.	766,882	35,544,981
Cleco Corp.	77,546	3,761,756
NextEra Energy Inc.	501,465	43,431,884
Northeast Utilities	440,311	19,554,212
NV Energy Inc.	302,687	7,152,494
Pepco Holdings Inc.	527,532	10,840,783
Pinnacle West Capital Corp.	166,795	9,824,225

Security	Shares	Value

Portland General Electric Co.	107,812	$3,417,640
PPL Corp.	1,137,111	36,126,016
Southern Co. (The)	1,282,294	57,498,063
UNS Energy Corp.	61,892	3,147,208
Westar Energy Inc.	218,908	7,353,120
Xcel Energy Inc.	731,538	21,909,563

		259,561,945
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.15%
Molex Inc.	165,531	4,937,790

		4,937,790
FOOD & STAPLES RETAILING — 0.87%
Sysco Corp.	767,330	26,480,558
Weis Markets Inc.	31,037	1,558,678

		28,039,236
GAS UTILITIES — 0.16%
Questar Corp.	209,833	5,006,615

		5,006,615
HOTELS, RESTAURANTS & LEISURE — 3.44%
Carnival Corp.	524,456	19,420,606
McDonald’s Corp.	940,783	92,271,996

		111,692,602
HOUSEHOLD DURABLES — 0.20%
Leggett & Platt Inc.	205,697	6,460,943

		6,460,943
HOUSEHOLD PRODUCTS — 7.69%
Clorox Co. (The)	157,668	13,549,988
Kimberly-Clark Corp.	441,438	43,614,074
Procter & Gamble Co. (The)	2,395,943	192,394,223

		249,558,285
INSURANCE — 0.25%
American National Insurance Co.	9,815	1,104,187
Arthur J. Gallagher & Co.	159,512	7,079,143

		8,183,330
IT SERVICES — 0.68%
Broadridge Financial Solutions Inc.	131,315	3,800,256
Paychex Inc.	459,431	18,119,959

		21,920,215
LEISURE EQUIPMENT & PRODUCTS — 0.81%
Hasbro Inc.[a]	165,812	7,627,352
Mattel Inc.	441,877	18,572,090

		26,199,442

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND ETF

July 31, 2013

Security	Shares	Value

METALS & MINING — 0.59%
Nucor Corp.	411,857	$19,266,671

		19,266,671
MULTI-UTILITIES — 5.75%
Alliant Energy Corp.	168,548	8,927,987
Ameren Corp.	456,886	16,361,088
CMS Energy Corp.	397,484	11,125,577
Dominion Resources Inc.	790,325	46,874,176
DTE Energy Co.	256,667	18,146,357
Public Service Enterprise Group Inc.	893,867	30,203,766
SCANA Corp.	228,384	11,855,413
Sempra Energy	283,520	24,844,858
Vectren Corp.	139,086	5,148,964
Wisconsin Energy Corp.	301,208	13,096,524

		186,584,710
OIL, GAS & CONSUMABLE FUELS — 8.02%
Chevron Corp.	1,802,769	226,950,589
Spectra Energy Corp.	924,214	33,262,462

		260,213,051
PHARMACEUTICALS — 21.42%
Bristol-Myers Squibb Co.	1,519,130	65,687,181
Eli Lilly and Co.	1,195,572	63,496,829
Johnson & Johnson	2,475,071	231,419,138
Merck & Co. Inc.	3,132,103	150,873,402
Pfizer Inc.	6,286,822	183,763,807

		695,240,357
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.51%
Analog Devices Inc.	370,964	18,310,783
Intel Corp.	5,231,405	121,891,737
Maxim Integrated Products Inc.	405,795	11,605,737
Microchip Technology Inc.[a]	298,480	11,861,595
Texas Instruments Inc.	1,213,406	47,565,515

		211,235,367
SOFTWARE — 5.55%
Microsoft Corp.	5,662,547	180,238,871

		180,238,871
THRIFTS & MORTGAGE FINANCE — 0.06%
Northwest Bancshares Inc.	146,569	2,025,584

		2,025,584
TOBACCO — 8.86%
Altria Group Inc.	2,939,023	103,042,146
Philip Morris International Inc.	1,727,740	154,079,853

Security	Shares	Value

Reynolds American Inc.	616,106	$30,454,120

		287,576,119

TOTAL COMMON STOCKS (Cost: $2,943,903,425)		3,231,658,915

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b],c,d	1,225,235	1,225,235
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b],c,d	78,457	78,457
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,294,541	3,294,541

		4,598,233

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,598,233)		4,598,233

TOTAL INVESTMENTS IN SECURITIES — 99.72% (Cost: $2,948,501,658)		3,236,257,148
Other Assets, Less Liabilities — 0.28%		9,021,056

NET ASSETS — 100.00%		$3,245,278,204

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of July 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
158	E-mini S&P 500 (Sept. 2013)	Chicago Mercantile	$13,275,950	$377,272

See accompanying notes to schedules of investments.

20

Schedule of Investments  (Unaudited)

iSHARES® INDUSTRIAL/OFFICE REAL ESTATE CAPPED ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

DIVERSIFIED REIT’S — 12.08%
Duke Realty Corp.	41,163	$677,955
First Potomac Realty Trust[a]	9,109	123,609
Gladstone Commercial Corp.	2,134	39,714
Liberty Property Trust[a]	16,531	631,649
Mission West Properties Inc.[b,c]	2,743	—
PS Business Parks Inc.	2,849	208,746

		1,681,673
INDUSTRIAL REIT’S — 26.06%
DCT Industrial Trust Inc.	46,500	349,215
EastGroup Properties Inc.[a]	4,882	302,001
First Industrial Realty Trust Inc.	17,123	280,132
Monmouth Real Estate Investment Corp. Class Aa	6,090	59,560
Prologis Inc.	63,285	2,427,613
STAG Industrial Inc.	6,765	140,238
Terreno Realty Corp.	3,729	68,390

		3,627,149
OFFICE REIT’S — 61.08%
Alexandria Real Estate Equities Inc.[a]	9,367	641,640
BioMed Realty Trust Inc.	30,608	632,361
Boston Properties Inc.	19,318	2,066,060
Brandywine Realty Trust	24,942	347,691
CommonWealth REIT	18,721	431,893
Corporate Office Properties Trust	12,932	329,507
Douglas Emmett Inc.[a]	21,182	529,762
Franklin Street Properties Corp.	14,065	187,205
Government Properties Income Trust	7,625	192,684
Highwoods Properties Inc.[a]	12,893	467,758
Hudson Pacific Properties Inc.	6,818	147,951
Kilroy Realty Corp.[a]	11,818	618,554
Mack-Cali Realty Corp.[a]	14,047	337,971
MPG Office Trust Inc.[a,c]	8,167	25,563
Parkway Properties Inc.	6,958	121,765
Piedmont Office Realty Trust Inc. Class A	27,182	491,722
SL Green Realty Corp.[a]	10,290	932,789

		8,502,876
SPECIALIZED REIT’S — 0.56%
Healthcare Trust of America Inc. Class A	7,128	78,052

		78,052

TOTAL COMMON STOCKS
(Cost: $11,583,492)		13,889,750

SHORT-TERM INVESTMENTS — 12.90%

MONEY MARKET FUNDS — 12.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	1,663,861	1,663,861

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[d,e,f]	106,544	$106,544
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	24,758	24,758

		1,795,163

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,795,163)		1,795,163

TOTAL INVESTMENTS IN SECURITIES — 112.68%
(Cost: $13,378,655)		15,684,913
Other Assets, Less Liabilities — (12.68)%		(1,764,914)

NET ASSETS — 100.00%		$13,919,999

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
c	Non-income earning security.
d	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

21

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.03%

AUSTRALIA — 12.84%
BGP Holdings PLC[a,b]	6,603,392	$88
BWP Trust	674,240	1,488,538
CFS Retail Property Trust Group	2,463,685	4,532,621
Charter Hall Retail REIT	404,630	1,401,702
Commonwealth Property Office Fund	2,937,760	3,045,150
Dexus Property Group	5,560,330	5,239,625
Federation Centres	1,593,365	3,346,120
Goodman Group	2,135,810	9,047,216
GPT Group	1,969,400	6,468,824
Investa Office Fund	713,370	1,888,631
Mirvac Group	4,569,180	6,725,002
Stockland Corp. Ltd.	2,879,925	9,252,829
Westfield Group	2,589,675	26,076,450
Westfield Retail Trust	3,547,715	9,583,531

		88,096,327
AUSTRIA — 0.29%
CA Immobilien Anlagen AG	90,945	1,141,436
conwert Immobilien Invest SE	76,325	820,819

		1,962,255
BELGIUM — 0.90%
Aedifica	11,395	733,998
Befimmo SCA	20,425	1,396,749
Cofinimmo SA	19,995	2,283,331
Intervest Offices & Warehouses	9,460	231,257
Leasinvest Real Estate SCA	3,010	275,461
Warehouses De Pauw SCA	13,330	891,561
Wereldhave Belgium NV	3,010	336,333

		6,148,690
CANADA — 8.25%
Allied Properties Real Estate Investment Trust	82,560	2,521,652
Artis Real Estate Investment Trust	152,220	2,157,332
Boardwalk Real Estate Investment Trust	49,450	2,771,567
Brookfield Office Properties Inc.	310,245	5,247,955
Calloway Real Estate Investment Trust	126,850	3,118,039
Canadian Apartment Properties Real Estate Investment Trust	127,710	2,650,972
Canadian Real Estate Investment Trust	85,140	3,409,575
Chartwell Retirement Residences	216,290	2,055,497
Cominar Real Estate Investment Trust	156,305	3,066,652
Crombie Real Estate Investment Trust	70,305	919,802
Dundee International Real Estate Investment Trust	119,755	1,081,004
Dundee Real Estate Investment Trust	128,570	3,856,912
Extendicare Inc.	105,995	707,286
First Capital Realty Inc.	104,920	1,743,139
Granite Real Estate Investment Trust	57,620	1,925,244
H&R Real Estate Investment Trust	320,350	6,733,878
InnVest Real Estate Investment Trust	91,160	359,125
Killam Properties Inc.	67,080	685,122
Morguard Real Estate Investment Trust	44,720	697,737
Northern Property Real Estate Investment Trust	40,205	1,063,738
NorthWest Healthcare Properties Real Estate Investment Trust	40,850	442,653

Security	Shares	Value

Pure Industrial Real Estate Trust	149,855	$647,202
RioCan Real Estate Investment Trust	369,370	8,745,164

		56,607,247
FINLAND — 0.43%
Citycon OYJ	284,445	898,927
Sponda OYJ	298,205	1,528,450
Technopolis OYJ	86,645	554,549

		2,981,926
FRANCE — 6.59%
Affine SA	5,375	94,639
ANF Immobilier	9,460	280,749
Fonciere des Regions	38,700	3,163,433
Gecina SA	22,575	2,764,407
Icade	39,182	3,529,047
Klepierre	121,475	5,256,787
Mercialys	53,750	1,049,881
Societe de la Tour Eiffel	6,880	448,010
Unibail-Rodamco SE	118,250	28,600,881

		45,187,834
GERMANY — 2.47%
Alstria Office REIT AG	86,000	1,004,917
Deutsche Annington Immobilien SEa	44,720	1,077,773
Deutsche EuroShop AG	58,910	2,476,952
Deutsche Wohnen AG Bearer	200,810	3,535,721
DIC Asset AG	29,025	294,028
GAGFAH SAa	140,180	1,617,912
GSW Immobilien AG	63,855	2,579,308
Hamborner REIT AG	63,855	597,175
IVG Immobilien AGa,c	110,940	24,748
LEG Immobilien AGa	32,895	1,651,090
Prime Office REIT AGa	46,225	205,623
TAG Immobilien AG	159,100	1,880,223

		16,945,470
HONG KONG — 17.47%
Agile Property Holdings Ltd.	1,720,000	1,807,527
Champion REIT[c]	3,010,000	1,323,486
Country Garden Holdings Co. Ltd.	4,515,459	2,550,202
Hang Lung Properties Ltd.	2,795,000	9,063,969
Henderson Land Development Co. Ltd.[c]	1,290,400	8,053,197
Hongkong Land Holdings Ltd.[c]	1,505,000	10,188,850
Hysan Development Co. Ltd.[c]	860,000	3,653,865
Kerry Properties Ltd.[c]	752,500	3,095,250
Link REIT (The)	2,795,000	13,677,042
New World China Land Ltd.[c]	3,010,200	1,249,827
New World Development Co. Ltd.	4,534,000	6,629,689
Shimao Property Holdings Ltd.[c]	1,720,000	3,623,924
Shui On Land Ltd.	3,655,066	1,093,407
Sino Land Co. Ltd.	3,870,800	5,470,284
SOHO China Ltd.[c]	1,935,297	1,584,601
Sun Hung Kai Properties Ltd.	1,935,000	25,823,786
Swire Properties Ltd.	1,462,000	4,298,143
Wharf (Holdings) Ltd. (The)	1,935,900	16,662,217

		119,849,266

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2013

Security	Shares	Value

ISRAEL — 0.20%
Azrieli Group Ltd.	45,150	$1,407,730

		1,407,730
ITALY — 0.12%
Beni Stabili SpA	1,030,495	666,930
Immobiliare Grande Distribuzione SpA	168,560	177,156

		844,086
JAPAN — 26.11%
Activia Properties Inc.	215	1,532,357
Advance Residence Investment Corp.	1,505	3,031,269
AEON Mall Co. Ltd.	141,900	3,523,154
Daiwahouse Residential Investment Corp.	430	1,656,957
Frontier Real Estate Investment Corp.	215	1,820,904
GLP J-Reit	1,935	1,888,669
Hulic Co. Ltd.	365,500	4,366,453
Industrial & Infrastructure Fund Investment Corp.	215	1,917,086
Japan Excellent Inc.	215	1,138,885
Japan Logistics Fund Inc.	215	1,901,784
Japan Prime Realty Investment Corp.	860	2,345,971
Japan Real Estate Investment Corp.	725	7,636,622
Japan Retail Fund Investment Corp.	2,580	5,062,681
Kenedix Realty Investment Corp.	430	1,705,048
Mitsubishi Estate Co. Ltd.	1,579,000	39,990,738
Mitsui Fudosan Co. Ltd.	1,075,000	32,384,983
Mori Hills REIT Investment Corp.	215	1,197,906
MORI TRUST Sogo REIT Inc.	215	1,838,391
Nippon Accommodations Fund Inc.	215	1,407,758
Nippon Building Fund Inc.	860	9,329,673
Nippon Prologis REIT Inc.	215	1,858,065
Nomura Real Estate Holdings Inc.	150,500	3,493,381
Nomura Real Estate Master Fund Inc.[a]	1,935	1,910,310
Nomura Real Estate Office Fund Inc.	430	1,873,367
NTT Urban Development Corp.	1,290	1,552,905
ORIX JREIT Inc.	1,935	2,154,263
Premier Investment Corp.	215	827,385
Sumitomo Realty & Development Co. Ltd.	596,000	24,874,994
Tokyo Tatemono Co. Ltd.	430,000	3,563,113
Tokyu Land Corp.	645,000	6,138,173
TOKYU REIT Inc.[c]	215	1,114,839
Top REIT Inc.	215	908,266
United Urban Investment Corp.	2,580	3,194,998

		179,141,348
NETHERLANDS — 1.23%
Corio NV	81,055	3,539,376
Eurocommercial Properties NV	43,215	1,640,294
Nieuwe Steen Investments NV	67,295	477,617
VastNed Retail NV	22,360	950,846
Wereldhave NV	26,230	1,851,189

		8,459,322
NEW ZEALAND — 0.17%
Kiwi Income Property Trust	1,310,210	1,183,648

		1,183,648

Security	Shares	Value

NORWAY — 0.12%
Norwegian Property ASA	609,955	$850,877

		850,877
SINGAPORE — 8.32%
Ascendas REIT	2,365,402	4,270,517
CapitaCommercial Trust[c]	2,365,000	2,608,285
CapitaLand Ltd.	3,225,000	8,176,734
CapitaMall Trust Management Ltd.	3,225,400	5,139,575
CapitaMalls Asia Ltd.	1,720,000	2,693,512
CDL Hospitality Trusts[c]	860,000	1,123,984
City Developments Ltd.[c]	645,000	5,381,962
Fortune REIT	1,290,000	1,137,744
Global Logistic Properties Ltd.	3,870,000	8,627,340
Keppel Land Ltd.	1,075,000	3,113,741
Keppel REIT Management Ltd.[c]	1,744,000	1,738,593
Mapletree Commercial Trust	1,720,000	1,606,656
Mapletree Industrial Trust[c]	1,290,800	1,367,856
Mapletree Logistics Trust	1,935,210	1,617,802
Suntec REIT	2,580,000	3,220,064
UOL Group Ltd.	645,000	3,533,969
Wing Tai Holdings Ltd.[c]	645,000	1,078,417
Yanlord Land Group Ltd.[c]	645,000	625,280

		57,062,031
SWEDEN — 1.72%
Castellum AB	200,193	2,848,567
Fabege AB	160,175	1,800,036
Fastighets AB Balder Class Ba,c	111,155	888,607
Hufvudstaden AB Class A	136,525	1,728,521
Klovern AB	100,190	420,020
Kungsleden AB	162,540	1,039,516
Wallenstam AB Class B	125,990	1,741,642
Wihlborgs Fastigheter AB	82,775	1,355,119

		11,822,028
SWITZERLAND — 1.88%
Allreal Holding AG Registered	11,395	1,577,137
Mobimo Holding AG Registered	8,385	1,751,632
PSP Swiss Property AG Registered	50,525	4,434,498
Swiss Prime Site AG Registered	69,875	5,121,334

		12,884,601
UNITED KINGDOM — 9.92%
A&J Mucklow Group PLC	63,425	384,622
Big Yellow Group PLC	158,455	1,044,981
British Land Co. PLC	1,233,455	11,173,125
Capital & Counties Properties PLC	825,385	4,516,031
Capital Shopping Centres Group PLC	835,920	4,265,719
Daejan Holdings PLC	6,665	405,189
Derwent London PLC	115,240	4,212,247
Development Securities PLC	153,725	466,692
Grainger PLC	508,690	1,341,887
Great Portland Estates PLC	431,720	3,639,070
Hammerson PLC	885,370	7,107,292
Hansteen Holdings PLC	838,930	1,195,548
Helical Bar PLC	127,280	576,959
Land Securities Group PLC	973,735	14,009,428

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2013

Security	Shares	Value

LondonMetric Property PLC	763,465	$1,313,707
Primary Health Properties PLC	100,405	516,022
Quintain Estates and Development PLC[a]	580,285	771,973
Safestore Holdings PLC	242,520	493,600
Schroder REIT Ltd.	478,590	324,691
SEGRO PLC	914,395	4,308,522
Shaftesbury PLC	316,695	3,034,392
St. Modwen Properties PLC	191,350	916,994
UNITE Group PLC	189,630	1,122,068
Workspace Group PLC	134,590	921,468

		68,062,227

TOTAL COMMON STOCKS
(Cost: $679,854,652)		679,496,913

INVESTMENT COMPANIES — 0.42%

UNITED KINGDOM — 0.42%
F&C Commercial Property Trust Ltd.	661,555	1,127,316
IRP Property Investments Ltd.	163,400	182,695
Medicx Fund Ltd.	338,195	414,022
Picton Property Income Ltd.	470,205	351,080
Standard Life Investment Property Income Trust PLC	189,415	185,938
UK Commercial Property Trust Ltd.	552,980	638,400

		2,899,451

TOTAL INVESTMENT COMPANIES
(Cost: $2,869,384)		2,899,451

RIGHTS — 0.00%

HONG KONG — 0.00%
New Hotel[a]	160,712	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.17%

MONEY MARKET FUNDS — 1.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d],e,f	7,535,896	7,535,896
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[d],e,f	482,555	482,555

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	24,806	$24,806

		8,043,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,043,257)		8,043,257

TOTAL INVESTMENTS IN SECURITIES — 100.62%
(Cost: $690,767,293)		690,439,621
Other Assets, Less Liabilities — (0.62)%		(4,240,555)

NET ASSETS — 100.00%		$686,199,066

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

24

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.49%

AUSTRALIA — 18.67%
Amcor Ltd.	1,174,952	$11,166,741
APA Group	1,508,804	8,124,458
Australia and New Zealand Banking Group Ltd.	1,460,926	39,018,582
Bradken Ltd.	2,038,050	9,017,208
Commonwealth Bank of Australia	1,354,818	90,230,576
David Jones Ltd.	1,737,842	4,210,992
Metcash Ltd.	2,177,802	6,742,917
Monadelphous Group Ltd.[a]	1,393,638	20,586,862
Myer Holdings Ltd.	2,164,862	5,206,853
National Australia Bank Ltd.	1,819,364	50,991,986
Orica Ltd.	1,137,426	18,455,759
SP AusNet	1,858,184	1,967,801
Stockland Corp. Ltd.	1,768,898	5,683,242
Suncorp Group Ltd.	989,910	11,389,223
Sydney Airport	1,504,922	4,848,627
Tatts Group Ltd.	1,913,826	5,479,027
Telstra Corp. Ltd.	1,636,910	7,330,535
UGL Ltd.	1,617,500	10,567,835
Wesfarmers Ltd.	1,143,896	41,638,476
Westfield Group	1,163,306	11,713,783
Westpac Banking Corp.	1,589,032	44,051,520

		408,423,003
AUSTRIA — 2.74%
Oesterreichische Post AG	718,170	30,611,272
OMV AG	516,306	22,805,720
Telekom Austria AG	948,502	6,580,723

		59,997,715
BELGIUM — 1.05%
Belgacom SA	936,856	22,920,781

		22,920,781
CANADA — 4.41%
Bank of Montreal	373,966	23,233,508
Crescent Point Energy Corp.	579,712	21,963,701
Emera Inc.	323,500	10,283,527
Manitoba Telecom Services Inc.	398,552	13,246,945
Russel Metals Inc.	397,258	9,888,461
TELUS Corp. NVS	586,621	17,808,902

		96,425,044
FINLAND — 4.04%
Fortum OYJ	1,092,136	21,535,366
Konecranes OYJ	608,180	17,815,037
Metso OYJ	877,332	30,836,636
Stora Enso OYJ Class R	887,684	6,571,316
UPM-Kymmene OYJ	1,046,846	11,655,608

		88,413,963

Security	Shares	Value

FRANCE — 12.88%
Bouygues SA	998,968	$29,142,762
GDF Suez	1,310,822	27,448,872
Lagardere SCA	702,642	22,191,484
Neopost SA	1,363,876	98,048,786
Orange	2,159,686	21,189,727
Societe Television Francaise 1	817,808	12,080,933
Total SA	794,516	42,305,429
Veolia Environnement	1,033,906	13,845,417
Vivendi SA	732,404	15,618,716

		281,872,126
GERMANY — 2.51%
Deutsche Telekom AG Registered	932,974	11,332,997
RWE AG	733,698	22,032,461
Wincor Nixdorf AG	339,028	21,543,287

		54,908,745
GREECE — 4.33%
Hellenic Petroleum SA	2,615,677	25,701,881
Motor Oil (Hellas) Corinth Refineries SA	2,020,073	20,466,364
OPAP SA	5,425,357	48,627,414

		94,795,659
HONG KONG — 2.42%
CLP Holdings Ltd.	1,188,500	9,853,914
Television Broadcasts Ltd.	1,380,500	9,363,123
VTech Holdings Ltd.	2,199,800	33,669,178

		52,886,215
ITALY — 4.92%
Enel SpA	4,034,692	13,415,096
Eni SpA	2,833,860	62,502,459
Snam SpA	3,311,346	15,600,455
Telecom Italia SpA	2,866,210	1,935,299
Terna SpA	3,200,062	14,234,830

		107,688,139
JAPAN — 1.33%
Eisai Co. Ltd.	295,200	12,440,689
Ono Pharmaceutical Co. Ltd.	258,800	16,550,781

		28,991,470
NETHERLANDS — 2.58%
CSM NV CVA	1,497,158	34,213,507
Koninklijke KPN NVb	8,474,406	22,291,681

		56,505,188
NEW ZEALAND — 2.26%
Fletcher Building Ltd.	4,155,034	26,887,537
Telecom Corp. of New Zealand Ltd.	12,555,682	22,485,820

		49,373,357

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

July 31, 2013

Security	Shares	Value

NORWAY — 2.16%
Fred Olsen Energy ASA	333,852	$16,065,856
Seadrill Ltd.	728,522	31,153,476

		47,219,332
PORTUGAL — 1.64%
Energias de Portugal SA	10,106,140	35,829,905

		35,829,905
SINGAPORE — 2.11%
Keppel Corp. Ltd.	2,953,000	23,991,169
Keppel Land Ltd.	3,248,000	9,407,842
StarHub Ltd.	3,663,000	12,651,360

		46,050,371
SPAIN — 3.96%
Gas Natural SDG SA	1,516,568	30,810,759
Indra Sistemas SAa	2,109,220	28,567,428
Mapfre SA	1,526,920	5,575,683
Telefonica SAb	1,520,450	21,632,833

		86,586,703
SWEDEN — 5.51%
Hennes & Mauritz AB Class B	1,070,138	39,754,205
NCC AB Class B	1,820,658	47,634,223
Peab AB	1,617,500	8,847,385
Securitas AB Class B	1,352,230	13,148,031
TeliaSonera AB	1,557,976	11,251,162

		120,635,006
SWITZERLAND — 2.00%
Swisscom AG Registered	55,642	24,762,382
Zurich Insurance Group AGb	71,170	19,080,285

		43,842,667
UNITED KINGDOM — 16.97%
Aviva PLC	2,295,556	12,928,857
BAE Systems PLC	1,849,126	12,500,213
British American Tobacco PLC	1,327,644	70,567,865
Cable & Wireless Communications PLC	4,557,468	2,798,977
Carillion PLC	1,833,598	8,286,660
Catlin Group Ltd.	1,868,536	14,333,934
Close Brothers Group PLC	1,578,680	25,010,584
Dairy Crest Group PLC	1,726,196	13,346,694
FirstGroup PLC	5,040,130	7,637,267
Halfords Group PLC	2,102,750	11,753,689
HSBC Holdings PLC	1,309,528	14,846,144
National Grid PLC	1,807,718	21,554,742
Provident Financial PLC	1,713,256	43,843,794
Royal Dutch Shell PLC Class A	1,689,964	57,435,667
RSA Insurance Group PLC	2,434,014	4,612,608
SSE PLC	1,840,068	43,936,743

Security	Shares	Value

Vodafone Group PLC	1,988,878	$5,955,095

		371,349,533

TOTAL COMMON STOCKS
(Cost: $2,047,065,520)		2,154,714,922

PREFERRED STOCKS — 1.07%

GERMANY — 1.07%
ProSiebenSat.1 Media AG	573,242	23,474,776

		23,474,776

TOTAL PREFERRED STOCKS
(Cost: $14,477,460)		23,474,776

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%c,[d,e]	13,691,572	13,691,572
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%c,[d,e]	876,728	876,728
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	447,650	447,650

		15,015,950

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,015,950)		15,015,950

TOTAL INVESTMENTS IN SECURITIES — 100.25%
(Cost: $2,076,558,930)		2,193,205,648
Other Assets, Less Liabilities — (0.25)%		(5,413,327)

NET ASSETS — 100.00%		$2,187,792,321

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

26

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 5.17%
Boeing Co. (The)	62,657	$6,585,251
Honeywell International Inc.	72,197	5,990,907
United Technologies Corp.	77,609	8,193,182

		20,769,340
AIR FREIGHT & LOGISTICS — 2.12%
FedEx Corp.	27,042	2,866,452
United Parcel Service Inc. Class B	65,199	5,659,273

		8,525,725
BEVERAGES — 2.95%
PepsiCo Inc.	141,905	11,854,744

		11,854,744
BIOTECHNOLOGY — 1.86%
Amgen Inc.	68,820	7,452,518

		7,452,518
CAPITAL MARKETS — 0.41%
Ameriprise Financial Inc.	18,491	1,645,699

		1,645,699
CHEMICALS — 1.99%
Air Products and Chemicals Inc.	19,117	2,076,871
E.I. du Pont de Nemours and Co.	84,465	4,872,786
Mosaic Co. (The)	25,394	1,043,439

		7,993,096
COMMERCIAL BANKS — 1.58%
U.S. Bancorp	169,730	6,334,324

		6,334,324
COMMERCIAL SERVICES & SUPPLIES — 0.37%
Tyco International Ltd.	42,581	1,482,245

		1,482,245
CONSUMER FINANCE — 0.56%
Discover Financial Services	45,004	2,228,148

		2,228,148
DIVERSIFIED FINANCIAL SERVICES — 4.12%
Bank of America Corp.	989,243	14,442,948
CME Group Inc.	28,187	2,085,274

		16,528,222

Security	Shares	Value

ELECTRICAL EQUIPMENT — 1.75%
Eaton Corp. PLC	43,414	$2,993,395
Emerson Electric Co.	65,966	4,048,334

		7,041,729
ENERGY EQUIPMENT & SERVICES — 0.69%
National Oilwell Varco Inc.	39,209	2,751,295

		2,751,295
FOOD & STAPLES RETAILING — 6.57%
CVS Caremark Corp.	112,354	6,908,647
Kroger Co. (The)	47,722	1,874,043
Sysco Corp.	54,454	1,879,207
Wal-Mart Stores Inc.	150,339	11,717,422
Walgreen Co.	79,119	3,975,730

		26,355,049
FOOD PRODUCTS — 2.77%
ConAgra Foods Inc.	38,245	1,384,851
General Mills Inc.	59,155	3,076,060
Kellogg Co.	23,282	1,542,200
Mondelez International Inc. Class A	163,747	5,120,369

		11,123,480
HEALTH CARE EQUIPMENT & SUPPLIES — 5.07%
Abbott Laboratories	143,046	5,239,775
Baxter International Inc.	49,735	3,632,644
Becton, Dickinson and Co.	17,825	1,848,809
Covidien PLC	43,180	2,661,183
Medtronic Inc.	92,806	5,126,604
Stryker Corp.	26,367	1,857,819

		20,366,834
HEALTH CARE PROVIDERS & SERVICES — 2.33%
McKesson Corp.	20,755	2,545,808
UnitedHealth Group Inc.	93,599	6,818,687

		9,364,495
HOTELS, RESTAURANTS & LEISURE — 2.62%
Carnival Corp.	40,744	1,508,750
McDonald’s Corp.	91,998	9,023,164

		10,531,914
HOUSEHOLD PRODUCTS — 5.90%
Kimberly-Clark Corp.	35,295	3,487,146
Procter & Gamble Co. (The)	251,503	20,195,691

		23,682,837
INDUSTRIAL CONGLOMERATES — 1.70%
3M Co.	58,267	6,842,294

		6,842,294

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2013

Security	Shares	Value

INSURANCE — 8.21%
American International Group Inc.[a]	135,473	$6,165,376
Aon PLC	28,367	1,914,772
Berkshire Hathaway Inc. Class Ba	167,401	19,396,754
Chubb Corp. (The)	23,782	2,057,143
Marsh & McLennan Companies Inc.	50,510	2,114,854
Progressive Corp. (The)	50,860	1,322,869

		32,971,768
IT SERVICES — 4.65%
International Business Machines Corp.	95,643	18,654,211

		18,654,211
LEISURE EQUIPMENT & PRODUCTS — 0.33%
Mattel Inc.	31,693	1,332,057

		1,332,057
LIFE SCIENCES TOOLS & SERVICES — 0.75%
Thermo Fisher Scientific Inc.	32,937	3,000,890

		3,000,890
MACHINERY — 4.00%
Caterpillar Inc.	60,333	5,002,209
Cummins Inc.	16,191	1,962,187
Deere & Co.	35,608	2,957,957
Illinois Tool Works Inc.	38,026	2,739,393
Ingersoll-Rand PLC	25,507	1,557,202
PACCAR Inc.	32,460	1,826,524

		16,045,472
MEDIA — 3.42%
DISH Network Corp. Class A	18,775	838,304
Omnicom Group Inc.	23,734	1,525,384
Time Warner Cable Inc.	26,701	3,045,783
Time Warner Inc.	85,539	5,325,658
Viacom Inc. Class B NVS	40,945	2,979,568

		13,714,697
MULTILINE RETAIL — 1.47%
Macy’s Inc.	35,209	1,702,003
Target Corp.	58,885	4,195,556

		5,897,559
OIL, GAS & CONSUMABLE FUELS — 2.19%
Occidental Petroleum Corp.	73,929	6,583,377
Spectra Energy Corp.	61,408	2,210,074

		8,793,451
PHARMACEUTICALS — 9.28%
AbbVie Inc.	145,329	6,609,563
Bristol-Myers Squibb Co.	150,726	6,517,392
Johnson & Johnson	257,753	24,099,906

		37,226,861

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.69%
HCP Inc.	41,705	$1,829,598
Public Storage[b]	13,248	2,109,347
Vornado Realty Trust	15,609	1,323,799
Weyerhaeuser Co.	52,868	1,501,451

		6,764,195
ROAD & RAIL — 1.11%
CSX Corp.	93,778	2,326,632
Norfolk Southern Corp.	28,913	2,115,275

		4,441,907
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.44%
Applied Materials Inc.	110,264	1,798,406
Texas Instruments Inc.	101,779	3,989,737

		5,788,143
SOFTWARE — 6.07%
Activision Blizzard Inc.	38,967	700,627
Microsoft Corp.	689,692	21,952,896
Symantec Corp.	63,922	1,705,439

		24,358,962
SPECIALTY RETAIL — 0.61%
Gap Inc. (The)	26,619	1,221,812
L Brands Inc.	22,042	1,229,282

		2,451,094
TOBACCO — 4.06%
Lorillard Inc.	34,666	1,474,345
Philip Morris International Inc.	150,080	13,384,135
Reynolds American Inc.	29,219	1,444,295

		16,302,775

TOTAL COMMON STOCKS (Cost: $325,046,372)		400,618,030

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	443,571	443,571
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	28,404	28,404

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	337,004	$337,004

		808,979

TOTAL SHORT-TERM INVESTMENTS (Cost: $808,979)		808,979

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $325,855,351)		401,427,009
Other Assets, Less Liabilities — (0.01)%		(54,967)

NET ASSETS — 100.00%		$401,372,042

NVS — Non-Voting	Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

29

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 0.75%
Precision Castparts Corp.	14,947	$3,314,049

		3,314,049
AUTO COMPONENTS — 0.36%
Delphi Automotive PLC	29,736	1,597,418

		1,597,418
BEVERAGES — 3.80%
Brown-Forman Corp. Class B NVS	15,490	1,123,180
Coca-Cola Co. (The)	391,242	15,680,979

		16,804,159
BIOTECHNOLOGY — 6.18%
Alexion Pharmaceuticals Inc.[a]	19,934	2,316,929
Biogen Idec Inc.[a]	24,247	5,288,998
Celgene Corp.[a]	42,607	6,257,264
Gilead Sciences Inc.[a]	155,808	9,574,402
Regeneron Pharmaceuticals Inc.[a,b]	7,802	2,107,008
Vertex Pharmaceuticals Inc.[a]	22,629	1,805,794

		27,350,395
CAPITAL MARKETS — 2.29%
BlackRock Inc.[c]	12,752	3,595,554
Charles Schwab Corp. (The)	112,440	2,483,799
Franklin Resources Inc.	42,485	2,076,667
T. Rowe Price Group Inc.	26,490	1,993,108

		10,149,128
CHEMICALS — 3.47%
Ecolab Inc.	27,212	2,507,314
Monsanto Co.	54,529	5,386,374
PPG Industries Inc.	14,573	2,338,092
Praxair Inc.	30,210	3,630,336
Sherwin-Williams Co. (The)	8,746	1,523,291

		15,385,407
COMMUNICATIONS EQUIPMENT — 2.92%
Motorola Solutions Inc.	27,748	1,521,423
QUALCOMM Inc.	176,491	11,392,494

		12,913,917
COMPUTERS & PERIPHERALS — 11.06%
Apple Inc.	95,879	43,385,247
EMC Corp.	214,591	5,611,555

		48,996,802

Security	Shares	Value

CONSUMER FINANCE — 1.63%
American Express Co.	97,633	$7,202,386

		7,202,386
DIVERSIFIED FINANCIAL SERVICES — 0.39%
McGraw Hill Financial Inc.	28,034	1,734,183

		1,734,183
ENERGY EQUIPMENT & SERVICES — 4.29%
Baker Hughes Inc.	45,131	2,140,563
Cameron International Corp.[a]	25,364	1,504,085
Halliburton Co.	95,204	4,302,269
Schlumberger Ltd.	135,798	11,044,452

		18,991,369
FOOD & STAPLES RETAILING — 1.62%
Costco Wholesale Corp.	44,606	5,231,838
Whole Foods Market Inc.	35,233	1,958,250

		7,190,088
FOOD PRODUCTS — 0.67%
Hershey Co. (The)	15,311	1,452,554
Mead Johnson Nutrition Co. Class A	20,682	1,506,477

		2,959,031
HEALTH CARE EQUIPMENT & SUPPLIES — 0.36%
Intuitive Surgical Inc.[a]	4,102	1,591,576

		1,591,576
HEALTH CARE PROVIDERS & SERVICES — 1.23%
Express Scripts Holding Co.[a]	83,385	5,465,887

		5,465,887
HEALTH CARE TECHNOLOGY — 0.33%
Cerner Corp.[a]	29,845	1,462,405

		1,462,405
HOTELS, RESTAURANTS & LEISURE — 2.44%
Las Vegas Sands Corp.	36,230	2,013,301
Starbucks Corp.	76,476	5,448,150
Yum! Brands Inc.	45,949	3,350,601

		10,812,052
HOUSEHOLD PRODUCTS — 1.21%
Colgate-Palmolive Co.	89,559	5,361,897

		5,361,897
INDUSTRIAL CONGLOMERATES — 0.90%
Danaher Corp.	59,435	4,002,353

		4,002,353

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2013

Security	Shares	Value

INTERNET & CATALOG RETAIL — 3.57%
Amazon.com Inc.[a]	37,201	$11,205,685
Priceline.com Inc.[a]	5,268	4,613,030

		15,818,715
INTERNET SOFTWARE & SERVICES — 8.31%
eBay Inc.[a]	119,307	6,166,979
Facebook Inc. Class Aa	56,893	2,095,369
Google Inc. Class Aa	27,450	24,364,620
LinkedIn Corp. Class Aa	7,115	1,449,966
Yahoo! Inc.[a]	97,316	2,733,606

		36,810,540
IT SERVICES — 5.96%
Accenture PLC Class A	66,403	4,901,205
Automatic Data Processing Inc.	49,563	3,572,997
Cognizant Technology Solutions Corp. Class Aa	30,809	2,230,264
MasterCard Inc. Class A	10,679	6,520,704
Visa Inc. Class A	51,767	9,163,277

		26,388,447
LIFE SCIENCES TOOLS & SERVICES — 0.36%
Agilent Technologies Inc.	35,186	1,573,870

		1,573,870
MEDIA — 9.69%
CBS Corp. Class B NVS	58,288	3,079,938
Comcast Corp. Class A	268,992	12,126,159
DIRECTV[a]	57,054	3,609,807
Discovery Communications Inc. Series Aa,b	24,997	1,992,761
Liberty Global PLC Series Aa	36,387	2,951,713
Sirius XM Radio Inc.[b]	318,814	1,189,176
Twenty-First Century Fox Inc.	202,854	6,061,278
Walt Disney Co. (The)	183,958	11,892,885

		42,903,717
MULTILINE RETAIL — 0.38%
Dollar General Corp.[a]	30,766	1,681,977

		1,681,977
OIL, GAS & CONSUMABLE FUELS — 4.52%
Anadarko Petroleum Corp.	51,224	4,534,348
Cabot Oil & Gas Corp.	21,552	1,634,073
Continental Resources Inc.[a]	5,825	537,647
EOG Resources Inc.	27,792	4,043,458
Kinder Morgan Inc.	64,536	2,436,879
Noble Energy Inc.	36,685	2,292,446
Pioneer Natural Resources Co.	13,952	2,159,212
Williams Companies Inc. (The)	69,733	2,382,777

		20,020,840
PERSONAL PRODUCTS — 0.36%
Estee Lauder Companies Inc. (The) Class A	24,563	1,612,561

		1,612,561

Security	Shares	Value

PHARMACEUTICALS — 0.97%
Allergan Inc.	30,276	$2,758,749
Zoetis Inc.	51,127	1,524,096

		4,282,845
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.48%
American Tower Corp.	40,397	2,859,704
AvalonBay Communities Inc.[b]	12,422	1,681,193
Boston Properties Inc.[b]	15,500	1,657,725
Equity Residential	32,741	1,833,496
General Growth Properties Inc.	46,028	954,621
Health Care REIT Inc.[b]	29,053	1,873,628
Prologis Inc.[b]	50,917	1,953,176
Simon Property Group Inc.	31,678	5,070,381
Ventas Inc.	29,945	1,968,584

		19,852,508
ROAD & RAIL — 1.71%
Union Pacific Corp.	47,680	7,561,571

		7,561,571
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.33%
Broadcom Corp. Class A	53,659	1,479,379

		1,479,379
SOFTWARE — 4.41%
Adobe Systems Inc.[a]	51,270	2,424,046
Intuit Inc.	28,509	1,822,295
Oracle Corp.	375,315	12,141,440
Salesforce.com Inc.[a]	55,438	2,425,412
VMware Inc. Class Aa	8,746	718,834

		19,532,027
SPECIALTY RETAIL — 5.73%
AutoZone Inc.[a,b]	3,711	1,664,680
Bed Bath & Beyond Inc.[a,b]	22,327	1,707,346
Home Depot Inc. (The)	149,214	11,792,382
Lowe’s Companies Inc.	109,543	4,883,427
Ross Stores Inc.	22,452	1,514,837
TJX Companies Inc. (The)	73,521	3,826,033

		25,388,705
TEXTILES, APPAREL & LUXURY GOODS — 2.05%
Coach Inc.	28,702	1,524,938
Nike Inc. Class B	73,936	4,652,053
Ralph Lauren Corp.	6,221	1,132,595
VF Corp.	8,950	1,763,150

		9,072,736
TRADING COMPANIES & DISTRIBUTORS — 0.67%
Fastenal Co.	27,573	1,351,353
W.W. Grainger Inc.	6,109	1,601,413

		2,952,766

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2013

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.48%
Crown Castle International Corp.[a]	29,945	$2,103,636

		2,103,636

TOTAL COMMON STOCKS
(Cost: $310,548,623)		442,321,342

SHORT-TERM INVESTMENTS — 1.33%

MONEY MARKET FUNDS — 1.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	5,102,388	5,102,388
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	326,727	326,727
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	458,682	458,682

		5,887,797

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,887,797)		5,887,797

TOTAL INVESTMENTS IN SECURITIES — 101.21%
(Cost: $316,436,420)		448,209,139
Other Assets, Less Liabilities — (1.21)%		(5,344,772)

NET ASSETS — 100.00%		$442,864,367

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

32

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.41%
General Dynamics Corp.	34,294	$2,926,650
Lockheed Martin Corp.	27,471	3,299,816
Northrop Grumman Corp.	24,292	2,236,322
Raytheon Co.	33,532	2,408,939

		10,871,727
AIRLINES — 0.41%
Delta Air Lines Inc.[a]	87,407	1,855,651

		1,855,651
AUTO COMPONENTS — 0.63%
Johnson Controls Inc.	70,758	2,845,179

		2,845,179
AUTOMOBILES — 2.15%
Ford Motor Co.	406,083	6,854,681
General Motors Co.[a,b]	79,521	2,852,418

		9,707,099
CAPITAL MARKETS — 4.04%
Bank of New York Mellon Corp. (The)	119,892	3,770,603
Goldman Sachs Group Inc. (The)	44,521	7,302,780
Morgan Stanley	141,732	3,856,528
State Street Corp.	47,111	3,282,223

		18,212,134
CHEMICALS — 0.97%
Dow Chemical Co. (The)	124,947	4,378,143

		4,378,143
COMMERCIAL BANKS — 7.22%
BB&T Corp.	72,483	2,586,918
Fifth Third Bancorp	90,348	1,737,392
PNC Financial Services Group Inc. (The)[c]	54,688	4,159,022
SunTrust Banks Inc.	55,673	1,936,864
Wells Fargo & Co.	508,804	22,132,974

		32,553,170
COMMERCIAL SERVICES & SUPPLIES — 0.42%
Waste Management Inc.	45,348	1,905,976

		1,905,976
COMMUNICATIONS EQUIPMENT — 3.13%
Cisco Systems Inc.	552,054	14,104,980

		14,104,980

Security	Shares	Value

COMPUTERS & PERIPHERALS — 1.56%
Dell Inc.	151,606	$1,920,848
Hewlett-Packard Co.	199,214	5,115,816

		7,036,664
CONSUMER FINANCE — 0.92%
Capital One Financial Corp.	60,342	4,164,805

		4,164,805
DIVERSIFIED FINANCIAL SERVICES — 8.47%
Citigroup Inc.	314,321	16,388,697
J.P. Morgan Chase & Co.	390,429	21,758,608

		38,147,305
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.10%
AT&T Inc.	555,738	19,600,879
CenturyLink Inc.	62,913	2,255,431
Verizon Communications Inc.	295,545	14,623,567

		36,479,877
ELECTRIC UTILITIES — 5.54%
American Electric Power Co. Inc.	50,207	2,327,094
Duke Energy Corp.	72,901	5,175,971
Edison International	33,656	1,677,752
Exelon Corp.	88,407	2,704,370
FirstEnergy Corp.	43,201	1,644,662
NextEra Energy Inc.	43,864	3,799,061
PPL Corp.	65,323	2,075,312
Southern Co. (The)	89,909	4,031,519
Xcel Energy Inc.	51,364	1,538,352

		24,974,093
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.51%
Corning Inc.	152,373	2,314,546

		2,314,546
FOOD PRODUCTS — 1.51%
Archer-Daniels-Midland Co.	68,076	2,482,732
Campbell Soup Co.	18,438	862,898
Kraft Foods Group Inc.	61,407	3,474,408

		6,820,038
HEALTH CARE PROVIDERS & SERVICES — 2.27%
Aetna Inc.	39,072	2,507,250
Cardinal Health Inc.	35,310	1,768,678
Cigna Corp.	29,473	2,293,884
HCA Holdings Inc.	25,344	988,416
WellPoint Inc.	31,027	2,654,670

		10,212,898
INDUSTRIAL CONGLOMERATES — 5.78%
General Electric Co.	1,068,104	26,029,695

		26,029,695

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

July 31, 2013

Security	Shares	Value

INSURANCE — 5.02%
ACE Ltd.	35,139	$3,211,002
Aflac Inc.	48,160	2,970,509
Allstate Corp. (The)	48,410	2,467,942
Loews Corp.	31,742	1,445,848
MetLife Inc.	113,112	5,476,883
Prudential Financial Inc.	48,137	3,801,379
Travelers Companies Inc. (The)	38,883	3,248,674

		22,622,237
METALS & MINING — 1.02%
Freeport-McMoRan Copper & Gold Inc.	107,245	3,032,889
Newmont Mining Corp.	51,361	1,540,830

		4,573,719
MULTI-UTILITIES — 2.50%
Consolidated Edison Inc.	30,255	1,812,275
Dominion Resources Inc.	59,672	3,539,146
PG&E Corp.	45,675	2,096,026
Public Service Enterprise Group Inc.	52,265	1,766,034
Sempra Energy	23,284	2,040,377

		11,253,858
OIL, GAS & CONSUMABLE FUELS — 21.13%
Apache Corp.	40,478	3,248,359
Chevron Corp.	200,291	25,214,634
ConocoPhillips	126,297	8,191,623
Devon Energy Corp.	39,003	2,145,555
Exxon Mobil Corp.	459,297	43,059,094
Hess Corp.	30,852	2,297,240
Marathon Oil Corp.	73,219	2,662,243
Marathon Petroleum Corp.	33,550	2,460,222
Phillips 66	63,965	3,933,847
Valero Energy Corp.	56,335	2,015,103

		95,227,920
PAPER & FOREST PRODUCTS — 0.49%
International Paper Co.	45,952	2,219,941

		2,219,941
PHARMACEUTICALS — 9.01%
Eli Lilly and Co.	102,406	5,438,783
Merck & Co. Inc.	311,917	15,025,042
Pfizer Inc.	689,324	20,148,940

		40,612,765
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.26%
Annaly Capital Management Inc.[b]	97,862	1,166,515

		1,166,515
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.66%
Intel Corp.	513,490	11,964,317

		11,964,317

Security	Shares	Value

TOBACCO — 1.61%
Altria Group Inc.	207,489	$7,274,564

		7,274,564
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Sprint Corp.[a]	88,239	525,904

		525,904

TOTAL COMMON STOCKS
(Cost: $397,329,737)		450,055,720

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],d,e	344,956	344,956
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c],d,e	22,089	22,089
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	887,000	887,000

		1,254,045

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,254,045)		1,254,045

TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $398,583,782)		451,309,765
Other Assets, Less Liabilities — (0.14)%		(620,670)

NET ASSETS — 100.00%		$450,689,095

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

34

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 0.97%
Textron Inc.	51,558	$1,411,658
Triumph Group Inc.	9,578	751,490

		2,163,148
AIR FREIGHT & LOGISTICS — 0.69%
Expeditors International of Washington Inc.	38,336	1,545,708

		1,545,708
AIRLINES — 1.19%
Alaska Air Group Inc.[a]	13,041	797,718
Southwest Airlines Co.	134,008	1,853,331

		2,651,049
AUTO COMPONENTS — 0.06%
Allison Transmission Holdings Inc.	5,824	138,378

		138,378
BEVERAGES — 2.33%
Beam Inc.	29,849	1,939,886
Constellation Brands Inc. Class Aa	28,595	1,489,514
Dr Pepper Snapple Group Inc.	37,859	1,769,530

		5,198,930
CAPITAL MARKETS — 4.42%
Eaton Vance Corp. NVS	22,537	912,072
Invesco Ltd.	82,483	2,655,128
LPL Financial Holdings Inc.	6,751	256,943
Northern Trust Corp.	40,387	2,364,255
Raymond James Financial Inc.	20,997	925,338
SEI Investments Co.	24,966	789,175
TD Ameritrade Holding Corp.	42,884	1,159,155
Waddell & Reed Financial Inc. Class A	15,954	814,611

		9,876,677
CHEMICALS — 4.44%
Airgas Inc.	12,231	1,262,362
Albemarle Corp.	16,305	1,011,073
Cytec Industries Inc.	7,791	606,919
International Flavors & Fragrances Inc.	15,123	1,220,124
NewMarket Corp.	1,983	540,486
Rockwood Holdings Inc.	14,418	976,531
Sigma-Aldrich Corp.	22,326	1,865,561
Valspar Corp. (The)	15,169	1,033,312
W.R. Grace & Co.[a]	13,249	1,017,788
Westlake Chemical Corp.	3,757	390,803

		9,924,959
COMMERCIAL BANKS — 1.08%
CIT Group Inc.[a]	37,337	1,870,957

Security	Shares	Value

First Republic Bank	12,718	$549,290

		2,420,247
COMMERCIAL SERVICES & SUPPLIES — 1.30%
ADT Corp. (The)	40,593	1,626,968
Cintas Corp.	19,332	918,463
KAR Auction Services Inc.	14,030	356,923

		2,902,354
COMMUNICATIONS EQUIPMENT — 1.04%
EchoStar Corp. Class Aa	7,414	296,263
Juniper Networks Inc.[a]	93,921	2,035,268

		2,331,531
COMPUTERS & PERIPHERALS — 1.61%
NCR Corp.[a]	30,512	1,098,432
SanDisk Corp.[a]	45,139	2,488,062

		3,586,494
CONSTRUCTION & ENGINEERING — 1.96%
Fluor Corp.	30,218	1,890,438
Jacobs Engineering Group Inc.[a]	24,271	1,436,843
Quanta Services Inc.[a]	39,522	1,059,585

		4,386,866
CONSTRUCTION MATERIALS — 0.51%
Vulcan Materials Co.	24,117	1,137,840

		1,137,840
CONTAINERS & PACKAGING — 1.60%
AptarGroup Inc.	12,384	723,102
Ball Corp.	27,607	1,236,518
MeadWestvaco Corp.	32,840	1,213,438
Silgan Holdings Inc.	8,426	406,470

		3,579,528
DISTRIBUTORS — 1.06%
Genuine Parts Co.	28,748	2,357,048

		2,357,048
DIVERSIFIED CONSUMER SERVICES — 0.33%
Service Corp. International	39,302	745,559

		745,559
ELECTRICAL EQUIPMENT — 2.13%
Babcock & Wilcox Co. (The)	20,837	636,362
Hubbell Inc. Class B	9,915	1,064,375
Regal Beloit Corp.	8,356	540,466
Rockwell Automation Inc.	25,909	2,509,287

		4,750,490

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2013

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.51%
Dolby Laboratories Inc. Class Ab	8,922	$293,444
FLIR Systems Inc.	26,340	855,260

		1,148,704
ENERGY EQUIPMENT & SERVICES — 1.80%
Atwood Oceanics Inc.[a]	10,636	599,232
Diamond Offshore Drilling Inc.	12,905	870,313
Oil States International Inc.[a]	10,202	991,941
Rowan Companies PLC Class Aa	23,058	792,042
Superior Energy Services Inc.[a]	29,629	759,095

		4,012,623
FOOD PRODUCTS — 3.02%
Flowers Foods Inc.	31,954	733,664
Hormel Foods Corp.	25,069	1,061,672
Ingredion Inc.	14,380	966,336
J.M. Smucker Co. (The)	19,898	2,238,923
McCormick & Co. Inc. NVS	24,473	1,752,511

		6,753,106
GAS UTILITIES — 1.36%
National Fuel Gas Co.	15,508	1,005,384
ONEOK Inc.	38,238	2,024,702

		3,030,086
HEALTH CARE EQUIPMENT & SUPPLIES — 3.36%
C.R. Bard Inc.	13,888	1,591,565
CareFusion Corp.[a]	40,785	1,573,077
Hologic Inc.[a]	49,980	1,134,546
Teleflex Inc.	7,637	606,607
Zimmer Holdings Inc.	31,232	2,607,247

		7,513,042
HEALTH CARE PROVIDERS & SERVICES — 4.21%
AmerisourceBergen Corp.	42,834	2,495,937
Henry Schein Inc.[a]	16,167	1,678,620
Laboratory Corp. of America Holdings[a]	17,249	1,668,668
MEDNAX Inc.[a]	9,286	904,642
Patterson Companies Inc.	15,534	635,185
Tenet Healthcare Corp.[a]	19,214	857,905
Universal Health Services Inc. Class B	16,553	1,157,883

		9,398,840
HOTELS, RESTAURANTS & LEISURE — 2.26%
International Game Technology	48,338	892,803
MGM Resorts International[a]	69,028	1,125,847
Penn National Gaming Inc.[a,b]	12,555	627,624
SeaWorld Entertainment Inc.	4,870	178,583
Six Flags Entertainment Corp.	17,753	653,133
Wyndham Worldwide Corp.	25,211	1,570,645

		5,048,635

Security	Shares	Value

HOUSEHOLD DURABLES — 2.91%
D.R. Horton Inc.	52,037	$1,045,944
Harman International Industries Inc.	12,617	763,707
Jarden Corp.[a]	18,761	853,062
Leggett & Platt Inc.	26,528	833,244
Lennar Corp. Class A	30,709	1,040,114
PulteGroup Inc.[a]	63,292	1,052,546
Toll Brothers Inc.[a]	27,971	919,407

		6,508,024
HOUSEHOLD PRODUCTS — 0.94%
Clorox Co. (The)	24,426	2,099,170

		2,099,170
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.64%
Calpine Corp.[a]	70,960	1,419,910

		1,419,910
INDUSTRIAL CONGLOMERATES — 0.36%
Carlisle Companies Inc.	11,813	800,213

		800,213
INSURANCE — 2.77%
Alleghany Corp.[a]	3,127	1,262,933
Arch Capital Group Ltd.[a]	24,692	1,337,072
Arthur J. Gallagher & Co.	23,526	1,044,084
Brown & Brown Inc.	21,930	723,471
Erie Indemnity Co. Class A	4,720	379,346
W.R. Berkley Corp.	20,455	866,678
White Mountains Insurance Group Ltd.	964	576,472

		6,190,056
INTERNET & CATALOG RETAIL — 1.39%
Expedia Inc.	17,312	815,915
Liberty Interactive Corp. Series Aa	93,405	2,284,686

		3,100,601
INTERNET SOFTWARE & SERVICES — 0.32%
IAC/InterActiveCorp	14,297	723,571

		723,571
IT SERVICES — 4.04%
Fidelity National Information Services Inc.	54,375	2,346,825
Fiserv Inc.[a]	24,704	2,377,513
Global Payments Inc.	14,369	665,428
Paychex Inc.	60,081	2,369,595
Total System Services Inc.	29,858	818,408
Vantiv Inc. Class Aa	16,676	435,077

		9,012,846
LIFE SCIENCES TOOLS & SERVICES — 1.59%
Bio-Rad Laboratories Inc. Class Aa	3,769	459,780
Life Technologies Corp.[a]	31,963	2,384,440

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2013

Security	Shares	Value

PerkinElmer Inc.	20,785	$708,561

		3,552,781
MACHINERY — 6.91%
AGCO Corp.	18,063	1,016,044
Dover Corp.	31,740	2,718,213
Flowserve Corp.	26,531	1,503,777
IDEX Corp.	15,265	910,557
Lincoln Electric Holdings Inc.	15,397	909,039
Pall Corp.	20,703	1,448,382
Pentair Ltd. Registered	37,901	2,314,993
Snap-on Inc.	10,816	1,025,898
Stanley Black & Decker Inc.	30,037	2,541,731
Wabtec Corp.	17,855	1,036,661

		15,425,295
MEDIA — 2.86%
Charter Communications Inc. Class Aa	12,203	1,534,405
Cinemark Holdings Inc.	18,905	550,514
Interpublic Group of Companies Inc. (The)	79,497	1,307,726
Liberty Media Corp.[a]	20,787	2,987,715

		6,380,360
METALS & MINING — 0.25%
Allegheny Technologies Inc.	20,061	553,082

		553,082
MULTILINE RETAIL — 1.30%
Family Dollar Stores Inc.	17,706	1,217,464
Nordstrom Inc.	27,591	1,689,673

		2,907,137
OIL, GAS & CONSUMABLE FUELS — 2.79%
Chesapeake Energy Corp.	96,268	2,243,044
Denbury Resources Inc.[a]	69,252	1,211,910
QEP Resources Inc.	33,273	1,014,494
Ultra Petroleum Corp.[a,b]	28,415	615,185
Whiting Petroleum Corp.[a]	22,158	1,140,472

		6,225,105
PERSONAL PRODUCTS — 0.93%
Herbalife Ltd.[b]	19,107	1,251,509
Nu Skin Enterprises Inc. Class A	9,744	814,988

		2,066,497
PHARMACEUTICALS — 1.43%
Actavis Inc.[a]	23,696	3,181,662

		3,181,662
PROFESSIONAL SERVICES — 1.03%
Equifax Inc.	22,380	1,415,088
Towers Watson & Co. Class A	10,480	882,730

		2,297,818

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.09%
Apartment Investment and Management Co. Class A	27,087	$795,816
BRE Properties Inc. Class A	14,309	759,236
Corrections Corp. of America	21,393	707,039
Douglas Emmett Inc.	24,624	615,846
Federal Realty Investment Trust	12,108	1,275,336
Highwoods Properties Inc.	15,261	553,669
Home Properties Inc.	10,415	664,581
Kimco Realty Corp.	75,839	1,710,169
Liberty Property Trust	22,322	852,924
Omega Healthcare Investors Inc.	21,568	686,509
Plum Creek Timber Co. Inc.	30,216	1,473,936
Rayonier Inc.	23,386	1,366,678
Realty Income Corp.[b]	34,272	1,487,748
Regency Centers Corp.	17,004	896,621
SL Green Realty Corp.	15,998	1,450,219
Taubman Centers Inc.	11,837	866,705
UDR Inc.	46,534	1,165,211
WP Carey Inc.	10,502	741,651

		18,069,894
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.55%
Forest City Enterprises Inc. Class Aa	27,676	484,883
Jones Lang LaSalle Inc.	8,187	745,263

		1,230,146
ROAD & RAIL — 0.85%
Hertz Global Holdings Inc.[a]	74,263	1,901,875

		1,901,875
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.43%
Analog Devices Inc.	57,164	2,821,615
Avago Technologies Ltd.	40,216	1,475,123
Lam Research Corp.[a]	30,193	1,486,099
Linear Technology Corp.	43,277	1,755,315
LSI Corp.[a]	102,030	793,793
Maxim Integrated Products Inc.	54,008	1,544,629
Microchip Technology Inc.	36,581	1,453,729
NVIDIA Corp.	107,232	1,547,358
Skyworks Solutions Inc.[a,b]	35,494	852,566
Teradyne Inc.[a,b]	35,416	584,010
Xilinx Inc.	48,950	2,285,476

		16,599,713
SOFTWARE — 1.64%
BMC Software Inc.[a]	24,582	1,130,034
Electronic Arts Inc.[a]	56,156	1,466,795
Synopsys Inc.[a]	28,539	1,057,085

		3,653,914
SPECIALTY RETAIL — 2.63%
Abercrombie & Fitch Co. Class A	14,547	725,459
Advance Auto Parts Inc.	13,574	1,119,719
American Eagle Outfitters Inc.	32,561	639,498
AutoNation Inc.[a,b]	7,238	346,700
Foot Locker Inc.	27,865	1,006,763

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2013

Security	Shares	Value

Signet Jewelers Ltd.	15,011	$1,097,454
Williams-Sonoma Inc.	15,959	939,347

		5,874,940
TEXTILES, APPAREL & LUXURY GOODS — 0.52%
Hanesbrands Inc.	18,289	1,160,620

		1,160,620
THRIFTS & MORTGAGE FINANCE — 0.42%
People’s United Financial Inc.	62,931	943,965

		943,965
TRADING COMPANIES & DISTRIBUTORS — 0.73%
United Rentals Inc.[a,b]	17,492	1,002,641
WESCO International Inc.[a,b]	8,192	620,790

		1,623,431
WATER UTILITIES — 1.03%
American Water Works Co. Inc.	32,974	1,407,330
Aqua America Inc.	26,126	884,627

		2,291,957
WIRELESS TELECOMMUNICATION SERVICES — 0.33%
T-Mobile US Inc.	30,737	741,069

		741,069

TOTAL COMMON STOCKS (Cost: $182,200,784)		223,137,494

SHORT-TERM INVESTMENTS — 2.54%

MONEY MARKET FUNDS — 2.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	5,078,440	5,078,440
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	325,194	325,194

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	282,146	$282,146

		5,685,780

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,685,780)		5,685,780

TOTAL INVESTMENTS IN SECURITIES — 102.46% (Cost: $187,886,564)		228,823,274
Other Assets, Less Liabilities — (2.46)%		(5,499,694)

NET ASSETS — 100.00%		$223,323,580

NVS — Non-Voting	Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

38

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.97%

AEROSPACE & DEFENSE — 1.12%
B/E Aerospace Inc.[a]	14,708	$1,025,295
TransDigm Group Inc.	6,402	925,665

		1,950,960
AIR FREIGHT & LOGISTICS — 0.77%
C.H. Robinson Worldwide Inc.	22,546	1,344,193

		1,344,193
AUTO COMPONENTS — 1.15%
BorgWarner Inc.[a]	16,229	1,548,733
Gentex Corp.	20,163	455,281

		2,004,014
AUTOMOBILES — 1.82%
Harley-Davidson Inc.	31,536	1,790,299
Tesla Motors Inc.[a,b]	10,203	1,370,059

		3,160,358
BEVERAGES — 0.71%
Monster Beverage Corp.[a]	20,276	1,236,633

		1,236,633
BIOTECHNOLOGY — 3.43%
ARIAD Pharmaceuticals Inc.[a]	25,935	481,872
BioMarin Pharmaceutical Inc.[a]	19,520	1,261,968
Medivation Inc.[a]	10,529	609,313
Onyx Pharmaceuticals Inc.[a]	10,215	1,341,229
Pharmacyclics Inc.[a]	7,358	799,300
Seattle Genetics Inc.[a]	14,815	600,304
Theravance Inc.[a]	9,776	376,963
United Therapeutics Corp.[a]	6,487	485,487

		5,956,436
BUILDING PRODUCTS — 1.28%
A.O. Smith Corp.	10,937	451,917
Armstrong World Industries Inc.[a]	2,990	149,739
Fortune Brands Home & Security Inc.	23,174	957,318
Owens Corning[a]	16,695	659,286

		2,218,260
CAPITAL MARKETS — 0.77%
Affiliated Managers Group Inc.[a]	7,406	1,335,672

		1,335,672
CHEMICALS — 0.73%
FMC Corp.	19,116	1,264,715

		1,264,715

Security	Shares	Value

COMMERCIAL BANKS — 0.67%
Signature Bank[a]	6,636	$607,526
SVB Financial Group[a]	6,331	552,190

		1,159,716
COMMERCIAL SERVICES & SUPPLIES — 2.28%
Clean Harbors Inc.[a]	7,566	427,025
Copart Inc.[a]	14,973	486,772
Iron Mountain Inc.	23,562	655,024
Rollins Inc.	9,244	235,722
Stericycle Inc.[a]	12,145	1,408,091
Waste Connections Inc.	17,331	749,739

		3,962,373
COMMUNICATIONS EQUIPMENT — 0.69%
F5 Networks Inc.[a]	11,066	971,152
Palo Alto Networks Inc.[a]	4,659	228,012

		1,199,164
COMPUTERS & PERIPHERALS — 1.55%
3D Systems Corp.[a,b]	13,016	614,746
NetApp Inc.	50,703	2,084,907

		2,699,653
CONSTRUCTION MATERIALS — 0.63%
Eagle Materials Inc.	6,604	445,638
Martin Marietta Materials Inc.	6,449	642,320

		1,087,958
DISTRIBUTORS — 0.63%
LKQ Corp.[a]	41,934	1,093,219

		1,093,219
DIVERSIFIED FINANCIAL SERVICES — 2.83%
CBOE Holdings Inc.	12,255	613,975
IntercontinentalExchange Inc.[a,b]	10,238	1,867,923
Moody’s Corp.	27,288	1,849,308
MSCI Inc. Class Aa	16,952	594,168

		4,925,374
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.65%
Level 3 Communications Inc.[a]	23,011	507,393
tw telecom inc.[a]	21,109	628,626

		1,136,019
ELECTRIC UTILITIES — 0.39%
ITC Holdings Corp.	7,349	674,418

		674,418
ELECTRICAL EQUIPMENT — 2.61%
Acuity Brands Inc.	6,015	520,298
AMETEK Inc.	34,273	1,586,154

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2013

Security	Shares	Value

Roper Industries Inc.	13,931	$1,754,749
Sensata Technologies Holding NVa	17,948	674,486

		4,535,687
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.96%
Amphenol Corp. Class A	22,488	1,766,657
IPG Photonics Corp.	4,045	246,341
National Instruments Corp.	13,359	376,590
Trimble Navigation Ltd.[a]	35,925	1,025,299

		3,414,887
ENERGY EQUIPMENT & SERVICES — 2.93%
Core Laboratories NV	6,446	964,322
Dresser-Rand Group Inc.[a]	10,696	651,065
Dril-Quip Inc.[a]	5,130	466,368
FMC Technologies Inc.[a]	33,366	1,778,408
Oceaneering International Inc.	15,236	1,235,487

		5,095,650
FOOD PRODUCTS — 0.77%
Green Mountain Coffee Roasters Inc.[a,b]	17,390	1,342,160

		1,342,160
HEALTH CARE EQUIPMENT & SUPPLIES — 3.57%
Cooper Companies Inc. (The)	6,832	870,055
DENTSPLY International Inc.	20,120	862,746
Edwards Lifesciences Corp.[a]	15,863	1,132,301
IDEXX Laboratories Inc.[a]	7,597	744,430
ResMed Inc.[b]	20,003	953,143
Sirona Dental Systems Inc.[a]	7,724	545,314
Varian Medical Systems Inc.[a]	15,225	1,103,813

		6,211,802
HEALTH CARE PROVIDERS & SERVICES — 1.03%
Brookdale Senior Living Inc.[a]	13,822	402,497
DaVita HealthCare Partners Inc.[a]	11,886	1,383,649

		1,786,146
HEALTH CARE TECHNOLOGY — 0.33%
athenahealth Inc.[a,b]	5,156	577,214

		577,214
HOTELS, RESTAURANTS & LEISURE — 4.73%
Burger King Worldwide Inc.[b]	8,867	170,158
Chipotle Mexican Grill Inc.[a]	4,349	1,792,962
Dunkin’ Brands Group Inc.	10,329	446,213
Hyatt Hotels Corp. Class Aa	7,708	348,787
Marriott International Inc. Class A	33,723	1,401,865
Norwegian Cruise Line Holdings Ltd.[a]	3,438	104,034
Panera Bread Co. Class Aa	3,934	657,175
Starwood Hotels & Resorts Worldwide Inc.	27,374	1,810,790
Wynn Resorts Ltd.	11,231	1,495,183

		8,227,167

Security	Shares	Value

HOUSEHOLD DURABLES — 0.93%
Mohawk Industries Inc.[a]	8,549	$1,017,245
NVR Inc.[a]	658	609,045

		1,626,290
HOUSEHOLD PRODUCTS — 0.71%
Church & Dwight Co. Inc.	19,405	1,236,098

		1,236,098
INSURANCE — 0.55%
Markel Corp.[a]	1,819	964,070

		964,070
INTERNET & CATALOG RETAIL — 2.15%
Groupon Inc.[a,b]	38,089	337,469
HSN Inc.	5,016	301,261
Netflix Inc.[a,b]	7,897	1,928,605
TripAdvisor Inc.[a]	15,504	1,163,110

		3,730,445
INTERNET SOFTWARE & SERVICES — 2.61%
Akamai Technologies Inc.[a]	24,952	1,177,734
AOL Inc.	10,876	400,672
Equinix Inc.[a]	6,948	1,246,124
Rackspace Hosting Inc.[a]	15,516	702,720
VeriSign Inc.[a]	21,169	1,012,725

		4,539,975
IT SERVICES — 3.33%
Alliance Data Systems Corp.[a,b]	6,908	1,366,264
FleetCor Technologies Inc.[a]	9,258	831,091
Gartner Inc.[a]	13,165	790,032
Genpact Ltd.	19,269	392,895
Jack Henry & Associates Inc.	12,092	584,044
Teradata Corp.[a]	22,946	1,356,567
WEX Inc.[a]	5,448	473,649

		5,794,542
LEISURE EQUIPMENT & PRODUCTS — 0.58%
Polaris Industries Inc.	8,979	1,006,905

		1,006,905
LIFE SCIENCES TOOLS & SERVICES — 2.41%
Covance Inc.[a]	7,846	647,295
Illumina Inc.[a,b]	17,470	1,394,456
Mettler-Toledo International Inc.[a]	4,239	935,123
Waters Corp.[a]	12,065	1,217,841

		4,194,715
MACHINERY — 2.09%
Colfax Corp.[a]	11,786	625,483
Donaldson Co. Inc.	18,985	688,206
Graco Inc.	8,602	600,248

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2013

Security	Shares	Value

Nordson Corp.	7,935	$572,590
Valmont Industries Inc.	3,307	461,789
WABCO Holdings Inc.[a]	8,769	693,277

		3,641,593
MARINE — 0.39%
Kirby Corp.[a]	7,970	673,146

		673,146
MEDIA — 1.62%
AMC Networks Inc. Class Aa	8,110	553,588
Lamar Advertising Co. Class Aa	7,812	338,494
Lions Gate Entertainment Corp.[a]	10,061	327,284
Madison Square Garden Inc. Class Aa	8,674	511,506
Morningstar Inc.	3,132	238,721
Scripps Networks Interactive Inc. Class A	11,940	844,994

		2,814,587
METALS & MINING — 0.27%
Royal Gold Inc.	9,134	472,136

		472,136
MULTILINE RETAIL — 0.97%
Dollar Tree Inc.[a]	31,497	1,689,814

		1,689,814
OIL, GAS & CONSUMABLE FUELS — 6.63%
Cheniere Energy Inc.[a]	33,882	968,009
Cobalt International Energy Inc.[a]	38,833	1,120,332
Concho Resources Inc.[a]	14,563	1,306,155
CONSOL Energy Inc.	32,103	996,156
EQT Corp.	21,166	1,830,859
Gulfport Energy Corp.[a]	9,670	514,444
Oasis Petroleum Inc.[a]	9,989	419,938
Range Resources Corp.	22,944	1,814,870
SM Energy Co.	9,307	639,670
Southwestern Energy Co.[a]	49,449	1,918,127

		11,528,560
PHARMACEUTICALS — 2.34%
Forest Laboratories Inc.[a]	33,031	1,438,830
Jazz Pharmaceuticals PLC[a]	7,117	537,405
Perrigo Co.	12,440	1,547,412
Salix Pharmaceuticals Ltd.[a]	7,317	540,726

		4,064,373
PROFESSIONAL SERVICES — 2.19%
IHS Inc. Class Aa	7,015	770,107
Nielsen Holdings NV	29,406	982,748
Robert Half International Inc.	19,596	729,755
Verisk Analytics Inc. Class Aa	20,572	1,324,014

		3,806,624
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.80%
American Campus Communities Inc.	14,713	565,126

Security	Shares	Value

Camden Property Trust	11,914	$840,414
Digital Realty Trust Inc.[b]	18,032	996,989
Equity Lifestyle Properties, Inc.	11,002	423,467
Essex Property Trust Inc.	5,336	860,643
Extra Space Storage Inc.	14,551	611,870
Host Hotels & Resorts Inc.	104,765	1,871,103
Kilroy Realty Corp.	10,581	553,810
Macerich Co. (The)	19,309	1,198,123
Tanger Factory Outlet Centers Inc.	13,258	429,957

		8,351,502
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.36%
CBRE Group Inc. Class Aa	42,644	988,061
Howard Hughes Corp. (The)[a]	4,105	448,307
Realogy Holdings Corp.[a]	20,479	920,736

		2,357,104
ROAD & RAIL — 2.12%
Genesee & Wyoming Inc. Class Aa	6,953	623,406
J.B. Hunt Transport Services Inc.	12,714	952,660
Kansas City Southern Industries Inc.	15,502	1,670,340
Old Dominion Freight Line Inc.[a]	9,922	433,393

		3,679,799
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.44%
Altera Corp.	45,052	1,602,049
Cree Inc.[a]	16,559	1,157,474
Freescale Semiconductor Ltd.[a]	7,139	112,083
KLA-Tencor Corp.	23,294	1,365,727

		4,237,333
SOFTWARE — 7.48%
ANSYS Inc.[a]	13,088	1,044,946
Autodesk Inc.[a]	31,569	1,117,227
Cadence Design Systems Inc.[a]	39,740	579,409
Check Point Software Technologies Ltd.[a,b]	21,520	1,211,791
Citrix Systems Inc.[a]	26,330	1,896,287
CommVault Systems Inc.[a]	6,070	512,490
Concur Technologies Inc.[a]	6,429	571,474
FactSet Research Systems Inc.	5,683	620,470
Informatica Corp.[a]	15,177	579,306
MICROS Systems Inc.[a]	11,046	538,271
NetSuite Inc.[a]	4,040	379,316
Nuance Communications Inc.[a]	35,697	669,676
Red Hat Inc.[a]	26,626	1,378,428
ServiceNow Inc.[a],b	1,886	82,192
SolarWinds Inc.[a]	8,659	307,308
Solera Holdings Inc.	9,675	550,604
Splunk Inc.[a]	3,905	195,289
TIBCO Software Inc.[a]	21,891	545,961
Workday Inc. Class Aa	3,275	223,650

		13,004,095
SPECIALTY RETAIL — 6.72%
Ascena Retail Group Inc.[a]	17,883	341,387
Cabela’s Inc.[a]	6,527	448,013
CarMax Inc.[a]	31,606	1,549,958
Chico’s FAS Inc.	22,782	390,256

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2013

Security	Shares	Value

Dick’s Sporting Goods Inc.	14,069	$723,287
GNC Holdings Inc. Class A	10,217	539,253
O’Reilly Automotive Inc.[a]	15,542	1,946,791
PetSmart Inc.	14,509	1,062,349
Sally Beauty Holdings Inc.[a]	21,477	655,263
Tiffany & Co.	16,841	1,339,028
Tractor Supply Co.	9,799	1,186,953
Ulta Salon, Cosmetics & Fragrance Inc.[a]	8,316	839,085
Urban Outfitters Inc.[a]	15,475	658,616

		11,680,239
TEXTILES, APPAREL & LUXURY GOODS — 3.58%
Carter’s Inc.	7,155	510,295
Fossil Group Inc.[a]	7,415	814,908
Lululemon Athletica Inc.[a,b]	14,209	988,520
Michael Kors Holdings Ltd.[a]	24,809	1,670,638
PVH Corp.	11,407	1,503,329
Under Armour Inc. Class Aa,b	10,919	732,992

		6,220,682
THRIFTS & MORTGAGE FINANCE — 0.59%
Nationstar Mortgage Holdings Inc.[a,b]	2,417	111,859
Ocwen Financial Corp.[a]	16,381	780,063
TFS Financial Corp.[a]	11,286	131,708

		1,023,630
TRADING COMPANIES & DISTRIBUTORS — 0.31%
MSC Industrial Direct Co. Inc. Class A	6,577	532,408

		532,408
WIRELESS TELECOMMUNICATION SERVICES — 0.77%
SBA Communications Corp. Class Aa	17,961	1,330,730

		1,330,730

TOTAL COMMON STOCKS
(Cost: $131,906,869)		173,801,243

SHORT-TERM INVESTMENTS — 8.63%

MONEY MARKET FUNDS — 8.63%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.16%[c,d,e]	14,020,000	14,020,000
BlackRock Cash Funds: Prime,
SL Agency Shares
0.13%[c],d,e	897,759	897,759

Security	Shares	Value

BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c],d	91,313	$91,313

		15,009,072

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,009,072)		15,009,072

TOTAL INVESTMENTS IN SECURITIES — 108.60%
(Cost: $146,915,941)		188,810,315
Other Assets, Less Liabilities — (8.60)%		(14,944,143)

NET ASSETS — 100.00%		$173,866,172

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

42

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.42%
L-3 Communications Holdings Inc.	9,958	$927,588
Rockwell Collins Inc.	15,012	1,068,404

		1,995,992
AIRLINES — 0.92%
United Continental Holdings Inc.[a]	36,950	1,287,707

		1,287,707
AUTO COMPONENTS — 2.10%
Autoliv Inc.	10,582	865,290
Goodyear Tire & Rubber Co. (The)[a]	27,181	502,849
Lear Corp.	10,230	708,632
TRW Automotive Holdings Corp.[a]	11,964	877,081

		2,953,852
BEVERAGES — 1.38%
Coca-Cola Enterprises Inc.	28,502	1,069,965
Molson Coors Brewing Co. Class B NVS	17,376	869,843

		1,939,808
BUILDING PRODUCTS — 0.58%
Masco Corp.	39,484	810,212

		810,212
CAPITAL MARKETS — 0.30%
Legg Mason Inc.	12,343	424,476

		424,476
CHEMICALS — 3.88%
Ashland Inc.	8,131	706,096
Axiall Corp.	7,727	340,606
Celanese Corp. Series A	17,664	848,932
CF Industries Holdings Inc.	6,561	1,286,022
Eastman Chemical Co.	17,153	1,379,616
Huntsman Corp.	21,356	384,835
RPM International Inc.	14,669	516,935

		5,463,042
COMMERCIAL BANKS — 6.40%
BOK Financial Corp.	2,966	197,803
City National Corp.	5,275	366,771
Comerica Inc.	20,651	878,493
Commerce Bancshares Inc.	8,539	389,635
Cullen/Frost Bankers Inc.	6,644	478,634
East West Bancorp Inc.	15,076	464,793
First Niagara Financial Group Inc.	39,183	418,866
Huntington Bancshares Inc.	92,800	793,440
KeyCorp	101,853	1,251,773
M&T Bank Corp.	13,562	1,584,855

Security	Shares	Value

Regions Financial Corp.	156,393	$1,565,494
Zions Bancorp	20,384	604,182

		8,994,739
COMMERCIAL SERVICES & SUPPLIES — 0.79%
Republic Services Inc.	32,836	1,113,469

		1,113,469
COMMUNICATIONS EQUIPMENT — 0.49%
Harris Corp.	12,124	691,917

		691,917
COMPUTERS & PERIPHERALS — 2.11%
Seagate Technology PLC	35,310	1,444,532
Western Digital Corp.	23,541	1,515,570

		2,960,102
CONSTRUCTION & ENGINEERING — 0.64%
KBR Inc.	16,363	511,835
URS Corp.	8,403	390,739

		902,574
CONSUMER FINANCE — 0.86%
SLM Corp.	49,151	1,214,521

		1,214,521
CONTAINERS & PACKAGING — 3.35%
Avery Dennison Corp.	11,027	493,238
Bemis Co. Inc.	11,391	469,195
Crown Holdings Inc.[a]	15,907	697,204
Owens-Illinois Inc.[a]	18,210	541,747
Packaging Corp. of America	10,859	584,106
Rock-Tenn Co. Class A	7,959	910,112
Sealed Air Corp.	21,680	590,563
Sonoco Products Co.	11,206	431,319

		4,717,484
DIVERSIFIED CONSUMER SERVICES — 0.67%
H&R Block Inc.	30,130	946,986

		946,986
DIVERSIFIED FINANCIAL SERVICES — 1.73%
Leucadia National Corp.	32,645	875,865
NASDAQ OMX Group Inc. (The)	13,032	422,237
NYSE Euronext Inc.	26,887	1,133,556

		2,431,658
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.73%
Frontier Communications Corp.[b]	110,455	481,584
Windstream Corp.	65,621	547,935

		1,029,519

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2013

Security	Shares	Value

ELECTRIC UTILITIES — 4.61%
Entergy Corp.	19,717	$1,330,897
Great Plains Energy Inc.	17,017	411,641
Northeast Utilities	34,813	1,546,045
NV Energy Inc.	26,048	615,514
OGE Energy Corp.	21,933	820,294
Pepco Holdings Inc.	27,501	565,146
Pinnacle West Capital Corp.	12,165	716,519
Westar Energy Inc.	14,047	471,839

		6,477,895
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.89%
Arrow Electronics Inc.[a]	11,588	528,992
Avnet Inc.[a]	15,172	571,529
Flextronics International Ltd.[a]	72,555	628,326
Jabil Circuit Inc.	20,414	469,318
Molex Inc.	15,344	457,712

		2,655,877
ENERGY EQUIPMENT & SERVICES — 1.65%
Helmerich & Payne Inc.	11,774	744,117
Nabors Industries Ltd.	32,616	501,960
Noble Corp.	28,024	1,070,517

		2,316,594
FOOD & STAPLES RETAILING — 0.49%
Safeway Inc.	26,674	687,922

		687,922
FOOD PRODUCTS — 2.39%
Bunge Ltd.[b]	16,273	1,236,911
Dean Foods Co.[a,b]	20,643	225,009
Hillshire Brands Co.	13,625	479,736
Seaboard Corp.	34	95,880
Smithfield Foods Inc.[a]	13,845	459,654
Tyson Foods Inc. Class A	31,408	867,489

		3,364,679
GAS UTILITIES — 1.45%
AGL Resources Inc.	13,075	598,704
Atmos Energy Corp.	10,024	443,462
Questar Corp.	19,379	462,383
UGI Corp.	12,603	529,200

		2,033,749
HEALTH CARE EQUIPMENT & SUPPLIES — 2.33%
Boston Scientific Corp.[a]	149,278	1,630,116
St. Jude Medical Inc.	31,355	1,642,688

		3,272,804
HEALTH CARE PROVIDERS & SERVICES — 2.63%
Community Health Systems Inc.	10,434	480,590
Humana Inc.	17,428	1,590,479
Omnicare Inc.	11,615	613,156

Security	Shares	Value

Quest Diagnostics Inc.	17,486	$1,019,609

		3,703,834
HOTELS, RESTAURANTS & LEISURE — 0.94%
Darden Restaurants Inc.	14,362	704,456
Royal Caribbean Cruises Ltd.	16,031	610,621

		1,315,077
HOUSEHOLD DURABLES — 2.14%
Garmin Ltd.	12,125	485,970
Newell Rubbermaid Inc.	31,920	862,478
Tupperware Brands Corp.	5,856	493,544
Whirlpool Corp.	8,760	1,173,314

		3,015,306
HOUSEHOLD PRODUCTS — 0.50%
Energizer Holdings Inc.	6,887	701,097

		701,097
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.29%
AES Corp. (The)	68,557	852,849
NRG Energy Inc.	35,682	956,991

		1,809,840
INSURANCE — 11.36%
Allied World Assurance Co. Holdings Ltd.	3,834	362,888
American Financial Group Inc.	8,361	432,180
Assurant Inc.	8,524	461,660
Assured Guaranty Ltd.	21,423	463,594
Axis Capital Holdings Ltd.	12,266	534,307
Cincinnati Financial Corp.	16,260	796,740
CNA Financial Corp.	3,008	106,814
Everest Re Group Ltd.	5,530	738,421
Fidelity National Financial Inc. Class A	23,645	578,829
Genworth Financial Inc. Class Aa	54,555	708,669
Hartford Financial Services Group Inc. (The)	50,445	1,556,733
HCC Insurance Holdings Inc.	11,107	494,595
Lincoln National Corp.	29,705	1,237,807
Old Republic International Corp.	26,724	386,162
PartnerRe Ltd.	6,509	582,816
Principal Financial Group Inc.	30,518	1,323,260
ProAssurance Corp.	6,843	366,306
Reinsurance Group of America Inc.	8,021	546,150
RenaissanceRe Holdings Ltd.	4,928	428,588
Torchmark Corp.	10,233	727,362
Unum Group	29,534	934,456
Validus Holdings Ltd.	10,860	384,770
Willis Group Holdings PLC	19,243	823,600
XL Group PLC	32,054	1,004,893

		15,981,600
IT SERVICES — 2.46%
Amdocs Ltd.	17,898	688,536
Broadridge Financial Solutions Inc.	13,420	388,375
Computer Sciences Corp.	16,621	792,157
SAIC Inc.	31,472	481,207

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2013

Security	Shares	Value

Western Union Co.	61,642	$1,107,090

		3,457,365
LEISURE EQUIPMENT & PRODUCTS — 0.42%
Hasbro Inc.	12,739	585,994

		585,994
MACHINERY — 3.58%
CNH Global NV	3,373	158,497
Joy Global Inc.	11,757	581,972
Kennametal Inc.	8,696	376,885
Oshkosh Corp.[a]	9,741	436,592
Parker Hannifin Corp.	16,516	1,705,772
SPX Corp.	5,181	395,880
Timken Co. (The)	8,835	516,141
Trinity Industries Inc.	8,768	345,196
Xylem Inc.	20,513	511,389

		5,028,324
MEDIA — 0.97%
Cablevision NY Group Class A	23,949	447,607
Gannett Co. Inc.	25,323	652,320
Washington Post Co. (The) Class B	502	269,755

		1,369,682
METALS & MINING — 2.77%
Alcoa Inc.	118,322	940,660
Cliffs Natural Resources Inc.[b]	16,948	330,656
Nucor Corp.	35,164	1,644,972
Reliance Steel & Aluminum Co.	8,485	595,647
Steel Dynamics Inc.	24,399	379,648

		3,891,583
MULTI-UTILITIES — 6.73%
Alliant Energy Corp.	12,272	650,048
Ameren Corp.	26,846	961,355
CenterPoint Energy Inc.	47,416	1,176,865
CMS Energy Corp.	29,401	822,934
DTE Energy Co.	19,248	1,360,834
Integrys Energy Group Inc.	8,759	550,065
MDU Resources Group Inc.	20,904	586,148
NiSource Inc.	34,526	1,060,639
SCANA Corp.	15,435	801,231
TECO Energy Inc.	22,642	400,084
Wisconsin Energy Corp.	25,307	1,100,348

		9,470,551
MULTILINE RETAIL — 1.35%
Dillard’s Inc. Class A	3,403	287,315
J.C. Penney Co. Inc.[a]	15,852	231,439
Kohl’s Corp.	22,545	1,194,434
Sears Holdings Corp.[a,b]	4,021	184,162

		1,897,350

Security	Shares	Value

OFFICE ELECTRONICS — 0.94%
Xerox Corp.	135,867	$1,317,910

		1,317,910
OIL, GAS & CONSUMABLE FUELS — 4.14%
Cimarex Energy Co.	9,565	731,053
CVR Energy Inc.	1,643	77,533
Energen Corp.	7,995	478,821
HollyFrontier Corp.	22,497	1,024,738
Murphy Oil Corp.	20,075	1,359,479
Newfield Exploration Co.[a]	14,994	368,852
Peabody Energy Corp.	29,849	494,300
Tesoro Corp.	15,027	854,285
WPX Energy Inc.[a]	22,166	425,809

		5,814,870
PERSONAL PRODUCTS — 0.78%
Avon Products Inc.	47,922	1,095,497

		1,095,497
PHARMACEUTICALS — 2.17%
Endo Health Solutions Inc.[a]	12,427	477,943
Hospira Inc.[a]	18,310	745,217
Mylan Inc.[a]	42,168	1,415,158
Warner Chilcott PLC Class A	19,436	414,181

		3,052,499
PROFESSIONAL SERVICES — 0.73%
Dun & Bradstreet Corp. (The)	4,423	458,355
Manpowergroup Inc.	8,538	570,936

		1,029,291
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.07%
Alexandria Real Estate Equities Inc.	7,798	534,163
American Capital Agency Corp.	43,865	988,279
BioMed Realty Trust Inc.	20,625	426,113
CBL & Associates Properties Inc.	18,088	411,864
Chimera Investment Corp.	113,794	339,106
DDR Corp.	27,396	467,924
Duke Realty Corp.	35,610	586,497
Hospitality Properties Trust	15,469	440,712
MFA Financial Inc.	39,994	319,152
National Retail Properties Inc.[b]	13,103	458,474
Piedmont Office Realty Trust Inc. Class A	18,505	334,755
Retail Properties of America Inc. Class A	3,571	50,315
Senior Housing Properties Trust	20,821	523,648
Starwood Property Trust Inc.	17,956	456,082
Two Harbors Investment Corp.	40,435	405,563
Weingarten Realty Investors[b]	12,407	388,587

		7,131,234
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.06%
First Solar Inc.[a,b]	7,355	362,160
Marvell Technology Group Ltd.	47,765	619,512
Micron Technology Inc.[a]	113,983	1,510,275

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2013

Security	Shares	Value

ON Semiconductor Corp.[a,b]	49,901	$411,184

		2,903,131
SOFTWARE — 0.78%
CA Inc.	36,649	1,089,941

		1,089,941
SPECIALTY RETAIL — 1.98%
Best Buy Co. Inc.	29,705	893,823
GameStop Corp. Class A	13,165	645,875
Staples Inc.	73,461	1,250,306

		2,790,004
THRIFTS & MORTGAGE FINANCE — 0.88%
Hudson City Bancorp Inc.	52,626	503,104
New York Community Bancorp Inc.	48,776	739,932

		1,243,036
WIRELESS TELECOMMUNICATION SERVICES — 0.04%
United States Cellular Corp.	1,496	59,406

		59,406

TOTAL COMMON STOCKS
(Cost: $114,902,476)		140,442,000

SHORT-TERM INVESTMENTS — 1.84%

MONEY MARKET FUNDS — 1.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	2,318,251	2,318,251
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	148,447	148,447
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	116,374	116,374

		2,583,072

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,583,072)		2,583,072

TOTAL INVESTMENTS IN SECURITIES — 101.71%
(Cost: $117,485,548)		143,025,072
Other Assets, Less Liabilities — (1.71)%		(2,403,271)

NET ASSETS — 100.00%		$140,621,801

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

46

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.94%

AEROSPACE & DEFENSE — 1.96%
Cubic Corp.	8,361	$422,648
Huntington Ingalls Industries Inc.	20,963	1,303,479
Orbital Sciences Corp.[a]	25,055	464,520
Teledyne Technologies Inc.[a]	15,621	1,252,336

		3,442,983
AIRLINES — 0.36%
Spirit Airlines Inc.[a]	19,390	640,840

		640,840
AUTO COMPONENTS — 1.80%
American Axle & Manufacturing Holdings Inc.[a]	28,444	553,236
Tenneco Inc.[a]	25,381	1,226,664
Visteon Corp.[a]	20,997	1,383,072

		3,162,972
AUTOMOBILES — 0.57%
Thor Industries Inc.	18,415	995,331

		995,331
BIOTECHNOLOGY — 2.01%
Alnylam Pharmaceuticals Inc.[a]	20,773	959,089
ImmunoGen Inc.[a,b]	35,259	671,684
Infinity Pharmaceuticals Inc.[a]	18,197	385,413
Lexicon Pharmaceuticals Inc.[a]	214,269	531,387
MannKind Corp.[a,b]	65,604	506,463
PDL BioPharma Inc.[b]	58,470	474,776

		3,528,812
BUILDING PRODUCTS — 0.25%
Nortek Inc.[a]	6,589	444,823

		444,823
CAPITAL MARKETS — 0.39%
GAMCO Investors Inc. Class A	1,825	102,948
Walter Investment Management Corp.[a]	14,460	575,364

		678,312
CHEMICALS — 2.65%
Chemtura Corp.[a]	41,011	917,006
H.B. Fuller Co.	20,990	842,748
Innophos Holdings Inc.	9,155	456,285
Innospec Inc.	9,815	421,260
Kronos Worldwide Inc.	8,713	144,113
Minerals Technologies Inc.	14,541	668,886
PolyOne Corp.	41,457	1,198,522

		4,648,820

Security	Shares	Value

COMMERCIAL BANKS — 4.26%
Bank of the Ozarks Inc.	12,533	$598,827
Capital Bank Financial Corp.[a]	3,966	75,751
Columbia Banking System Inc.	21,311	532,349
First BanCorp (Puerto Rico)[a,b]	29,394	221,337
First Financial Bankshares Inc.	12,496	770,378
Home Bancshares Inc.	19,158	523,397
National Bank Holdings Corp. Class A	2,909	58,180
PrivateBancorp Inc.	26,224	618,624
Prosperity Bancshares Inc.	19,661	1,160,392
Texas Capital Bancshares Inc.[a]	17,033	774,831
UMB Financial Corp.	13,483	806,283
Umpqua Holdings Corp.	46,703	786,478
Western Alliance Bancorp[a]	31,022	550,020

		7,476,847
COMMERCIAL SERVICES & SUPPLIES — 2.56%
Covanta Holding Corp.	54,481	1,133,750
Herman Miller Inc.	24,350	684,478
HNI Corp.	18,962	722,642
Mine Safety Appliances Co.	13,013	691,381
Tetra Tech Inc.[a]	27,082	639,135
UniFirst Corp.	6,260	613,605

		4,484,991
COMMUNICATIONS EQUIPMENT — 2.48%
ADTRAN Inc.	24,723	653,429
ARRIS Group Inc.[a]	47,706	717,498
JDS Uniphase Corp.[a]	98,861	1,450,291
Plantronics Inc.	18,057	839,470
Polycom Inc.[a]	71,968	688,014

		4,348,702
CONSTRUCTION & ENGINEERING — 0.81%
EMCOR Group Inc.	28,057	1,158,193
Primoris Services Corp.	12,706	264,285

		1,422,478
CONSTRUCTION MATERIALS — 0.31%
Texas Industries Inc.[a]	8,774	545,216

		545,216
CONSUMER FINANCE — 0.24%
World Acceptance Corp.[a,b]	5,144	428,392

		428,392
CONTAINERS & PACKAGING — 0.80%
Berry Plastics Group Inc.[a]	31,765	732,501
Graphic Packaging Holding Co.[a]	78,277	673,182

		1,405,683
DIVERSIFIED CONSUMER SERVICES — 1.04%
Hillenbrand Inc.	26,228	650,192
Outerwall Inc.[a,b]	11,705	646,701

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2013

Security	Shares	Value

Weight Watchers International Inc.	11,206	$531,725

		1,828,618
ELECTRICAL EQUIPMENT — 2.62%
Belden Inc.	18,369	1,076,607
EnerSys Inc.	20,077	1,062,475
Franklin Electric Co. Inc.	16,217	604,245
Generac Holdings Inc.	24,546	1,064,069
GrafTech International Ltd.[a,b]	52,855	397,470
II-VI Inc.[a]	22,606	399,674

		4,604,540
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.75%
Coherent Inc.	10,152	575,415
Littelfuse Inc.	9,221	737,588

		1,313,003
ENERGY EQUIPMENT & SERVICES — 2.85%
Bristow Group Inc.	15,098	1,026,815
C&J Energy Services Inc.[a,b]	18,725	362,329
CARBO Ceramics Inc.[b]	8,214	721,682
GulfMark Offshore Inc. Class A	10,270	505,798
Hercules Offshore Inc.[a]	66,607	459,588
RPC Inc.	27,587	395,046
SEACOR Holdings Inc.	7,979	698,641
Unit Corp.[a]	18,223	821,493

		4,991,392
FOOD & STAPLES RETAILING — 0.83%
Casey’s General Stores Inc.	15,991	1,059,084
Susser Holdings Corp.[a]	7,571	391,572

		1,450,656
FOOD PRODUCTS — 2.95%
B&G Foods Inc. Class A	22,116	770,521
J&J Snack Foods Corp.	6,197	493,777
Lancaster Colony Corp.	8,090	671,713
Post Holdings Inc.[a]	13,645	632,992
Sanderson Farms Inc.	8,351	589,915
Snyders-Lance Inc.	20,192	639,077
Tootsie Roll Industries Inc.	8,721	295,293
TreeHouse Foods Inc.[a]	15,154	1,075,782

		5,169,070
GAS UTILITIES — 0.47%
South Jersey Industries Inc.	13,398	818,618

		818,618
HEALTH CARE EQUIPMENT & SUPPLIES — 1.13%
Integra LifeSciences Holdings Corp.[a]	8,423	331,782
Steris Corp.	24,593	1,107,177
Wright Medical Group Inc.[a]	19,513	535,046

		1,974,005

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 3.97%
AmSurg Corp.[a]	13,342	$521,806
Centene Corp.[a,b]	22,730	1,260,833
Chemed Corp.	7,869	555,473
Hanger Inc.[a,b]	14,480	534,601
HealthSouth Corp.[a]	36,407	1,185,412
Molina Healthcare Inc.[a]	12,140	450,637
Vanguard Health Systems Inc.[a]	13,655	285,526
VCA Antech Inc.[a]	36,936	1,062,279
WellCare Health Plans Inc.[a]	18,175	1,109,220

		6,965,787
HEALTH CARE TECHNOLOGY — 0.22%
Quality Systems Inc.	16,664	381,106

		381,106
HOTELS, RESTAURANTS & LEISURE — 4.83%
Bloomin’ Brands Inc.[a]	18,501	436,624
Brinker International Inc.	29,434	1,181,775
Cheesecake Factory Inc. (The)	20,689	878,041
Choice Hotels International Inc.	11,282	468,993
Cracker Barrel Old Country Store Inc.	9,947	973,811
DineEquity Inc.	6,779	472,293
International Speedway Corp. Class A	10,644	360,299
Jack in the Box Inc.[a]	18,554	743,830
Marriott Vacations Worldwide Corp.[a]	12,251	539,044
Orient-Express Hotels Ltd. Class Aa	36,941	462,132
Pinnacle Entertainment Inc.[a]	24,384	518,160
Wendy’s Co. (The)	118,141	839,983
WMS Industries Inc.[a]	22,867	588,825

		8,463,810
HOUSEHOLD DURABLES — 1.34%
Helen of Troy Ltd.[a]	13,324	566,003
Ryland Group Inc. (The)	19,240	778,066
Tempur Sealy International Inc.[a]	25,179	998,347

		2,342,416
HOUSEHOLD PRODUCTS — 0.33%
Harbinger Group Inc.[a,b]	4,150	33,034
Spectrum Brands Holdings Inc.	9,568	539,827

		572,861
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.49%
Dynegy Inc.[a]	40,994	854,315

		854,315
INSURANCE — 0.96%
Enstar Group Ltd.[a]	3,483	500,438
Greenlight Capital Re Ltd. Class Aa	12,303	325,291
Hilltop Holdings Inc.[a]	16,480	280,654
RLI Corp.	7,102	586,199

		1,692,582

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2013

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.47%
j2 Global Inc.	18,032	$825,325

		825,325
IT SERVICES — 2.77%
CoreLogic Inc.[a]	39,840	1,111,536
DST Systems Inc.	12,455	872,224
Euronet Worldwide Inc.[a]	19,511	718,200
Heartland Payment Systems Inc.	15,152	565,321
iGATE Corp.[a]	12,809	298,578
MoneyGram International Inc.[a]	8,923	193,718
TeleTech Holdings Inc.[a]	9,129	228,681
VeriFone Systems Inc.[a]	45,328	864,405

		4,852,663
LEISURE EQUIPMENT & PRODUCTS — 0.81%
Brunswick Corp.	37,779	1,426,157

		1,426,157
LIFE SCIENCES TOOLS & SERVICES — 0.53%
Charles River Laboratories International Inc.[a]	20,454	931,475

		931,475
MACHINERY — 4.49%
Actuant Corp. Class A	30,602	1,080,557
Barnes Group Inc.	19,502	643,566
CLARCOR Inc.	20,729	1,139,680
ESCO Technologies Inc.	11,021	381,657
Manitowoc Co. Inc. (The)	55,699	1,143,501
Mueller Industries Inc.	11,727	643,695
Rexnord Corp.[a,b]	15,798	299,688
Titan International Inc.[b]	22,314	384,693
TriMas Corp.[a,b]	13,574	502,645
Watts Water Technologies Inc. Class A	11,795	616,643
Woodward Inc.	25,271	1,034,089

		7,870,414
MEDIA — 2.08%
DreamWorks Animation SKG Inc. Class Aa	29,670	734,629
Live Nation Entertainment Inc.[a]	60,270	987,223
Loral Space & Communications Inc.	5,258	328,572
National CineMedia Inc.	23,759	430,275
Scholastic Corp.	11,057	337,239
Sinclair Broadcast Group Inc. Class A	29,199	823,704

		3,641,642
METALS & MINING — 2.28%
AMCOL International Corp.	10,634	373,041
Coeur Mining Inc.[a]	42,387	568,410
Hecla Mining Co.	142,801	461,247
Kaiser Aluminum Corp.	6,858	447,485
Stillwater Mining Co.[a]	49,324	596,820
SunCoke Energy Inc.[a]	29,227	461,787
Walter Energy Inc.	26,134	292,439

Security	Shares	Value

Worthington Industries Inc.	22,272	$796,669

		3,997,898
MULTILINE RETAIL — 0.38%
Saks Inc.[a]	41,968	672,327

		672,327
OFFICE ELECTRONICS — 0.56%
Zebra Technologies Corp. Class Aa	21,245	980,882

		980,882
OIL, GAS & CONSUMABLE FUELS — 3.50%
Berry Petroleum Co. Class A	19,484	790,076
Bill Barrett Corp.[a,b]	20,339	456,000
Energy XXI (Bermuda) Ltd.	33,152	890,131
EPL Oil & Gas Inc.[a]	14,592	469,279
EXCO Resources Inc.	60,005	520,243
Gran Tierra Energy Inc.[a]	112,446	691,543
PDC Energy Inc.[a]	12,651	697,703
SemGroup Corp. Class A	17,540	989,958
Teekay Corp.	15,813	627,302

		6,132,235
PAPER & FOREST PRODUCTS — 1.01%
Boise Cascade Co.[a]	5,056	133,782
Clearwater Paper Corp.[a]	9,259	452,950
KapStone Paper and Packaging Corp.	16,255	716,033
P.H. Glatfelter Co.	17,926	474,501

		1,777,266
PERSONAL PRODUCTS — 0.24%
Elizabeth Arden Inc.[a]	10,484	430,473

		430,473
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.25%
Alexander’s Inc.	874	263,948
Aviv REIT Inc.	5,523	137,523
Chesapeake Lodging Trust	19,989	457,948
Corporate Office Properties Trust	35,783	911,751
Cousins Properties Inc.	43,766	448,601
CubeSmart	51,295	830,979
DiamondRock Hospitality Co.	81,631	791,821
EastGroup Properties Inc.[b]	12,621	780,735
EPR Properties	19,647	989,816
Equity One Inc.	25,828	597,660
Franklin Street Properties Corp.[b]	36,404	484,537
GEO Group Inc. (The)	28,883	1,002,818
Glimcher Realty Trust	60,351	678,345
Healthcare Realty Trust Inc.	39,783	1,022,821
Hersha Hospitality Trust	73,601	432,038
Inland Real Estate Corp.	36,133	371,808
LaSalle Hotel Properties[b]	39,949	1,076,226
Lexington Realty Trust	76,792	962,972
LTC Properties Inc.	14,270	551,821
Medical Properties Trust Inc.	62,606	914,048
Mid-America Apartment Communities Inc.[b]	17,789	1,201,647
National Health Investors Inc.	10,115	633,098

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2013

Security	Shares	Value

Post Properties Inc.	22,798	$	,060,563
Potlatch Corp.	16,889		743,623
PS Business Parks Inc.	7,510		550,258
Ramco-Gershenson Properties Trust[b]	24,928		386,135
Sovran Self Storage Inc.	13,102		905,348
Sun Communities Inc.[b]	13,763		666,404
Sunstone Hotel Investors Inc.[a]	67,924		878,936
Washington Real Estate Investment Trust	27,741		745,678

			21,479,906
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.68%
Kennedy-Wilson Holdings Inc.	20,083		343,419
St. Joe Co. (The)[a,b]	37,236		844,513

			1,187,932
ROAD & RAIL — 2.67%
AMERCO	3,026		503,284
Avis Budget Group Inc.[a]	44,999		1,423,769
Con-way Inc.	23,560		976,562
Heartland Express Inc.	19,118		281,417
Knight Transportation Inc.	24,660		418,480
Swift Transportation Co.[a]	34,998		624,364
Werner Enterprises Inc.	18,637		448,406

			4,676,282
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.26%
Advanced Micro Devices Inc.[a,b]	253,954		957,407
Cypress Semiconductor Corp.	56,499		721,492
Entegris Inc.[a]	58,106		553,750
International Rectifier Corp.[a]	29,006		699,335
Intersil Corp. Class A	53,029		541,426
Microsemi Corp.[a]	38,762		955,871
MKS Instruments Inc.	22,139		600,410
RF Micro Devices Inc.[a]	117,311		608,844
Semtech Corp.[a]	28,159		851,810
SunEdison Inc.[a]	96,819		975,935

			7,466,280
SOFTWARE — 2.20%
Compuware Corp.	89,041		1,009,725
Mentor Graphics Corp.	39,547		811,900
Progress Software Corp.[a]	23,029		589,312
Take-Two Interactive Software Inc.[a]	38,370		672,626
Verint Systems Inc.[a]	21,889		783,188

			3,866,751
SPECIALTY RETAIL — 5.37%
Aaron’s Inc.	29,410		842,891
Aeropostale Inc.[a]	32,720		495,054
ANN INC.[a]	19,661		666,311
Asbury Automotive Group Inc.[a]	12,998		634,822
Buckle Inc. (The)[b]	11,489		643,154
Children’s Place Retail Stores Inc. (The)[a]	9,379		506,841
Conn’s Inc.[a,b]	9,604		620,610
DSW Inc. Class A	13,553		1,027,182
Express Inc.[a]	35,606		802,915
Finish Line Inc. (The) Class A	20,533		457,065
Genesco Inc.[a,b]	10,016		704,926

Security	Shares	Value

Group 1 Automotive Inc.	9,041	$658,094
Jos. A. Bank Clothiers Inc.[a,b]	11,664	476,591
OfficeMax Inc.	36,338	413,890
Sears Hometown and Outlet Stores Inc.[a]	3,280	142,910
Sonic Automotive Inc. Class A	14,378	318,329

		9,411,585
TEXTILES, APPAREL & LUXURY GOODS — 3.18%
Columbia Sportswear Co.	5,144	331,891
Crocs Inc.[a]	36,753	502,413
Deckers Outdoor Corp.[a,b]	14,371	787,962
Fifth & Pacific Companies Inc.[a]	50,151	1,194,597
Iconix Brand Group Inc.[a]	23,816	782,117
Quiksilver Inc.[a]	52,493	331,756
SKECHERS U.S.A. Inc. Class Aa	16,031	437,326
Wolverine World Wide Inc.	20,980	1,206,560

		5,574,622
THRIFTS & MORTGAGE FINANCE — 1.34%
Capitol Federal Financial Inc.	57,480	724,823
MGIC Investment Corp.[a]	141,067	1,077,752
Northwest Bancshares Inc.	39,265	542,642

		2,345,217
TOBACCO — 0.24%
Vector Group Ltd.	25,157	418,864

		418,864
TRADING COMPANIES & DISTRIBUTORS — 1.92%
Applied Industrial Technologies Inc.	17,580	916,973
GATX Corp.	19,570	884,173
Kaman Corp.	11,271	426,720
MRC Global Inc.[a]	42,516	1,140,279

		3,368,145
TRANSPORTATION INFRASTRUCTURE — 0.19%
Wesco Aircraft Holdings Inc.[a]	17,073	334,119

		334,119
WATER UTILITIES — 0.29%
American States Water Co.	8,054	517,228

		517,228
TOTAL COMMON STOCKS
(Cost: $144,054,822)		175,263,669

SHORT-TERM INVESTMENTS — 7.28%

MONEY MARKET FUNDS — 7.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	11,922,747	11,922,747
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c],d,e	763,463	763,463

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	83,444	$83,444

		12,769,654

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,769,654)		12,769,654

TOTAL INVESTMENTS IN SECURITIES — 107.22%
(Cost: $156,824,476)		188,033,323
Other Assets, Less Liabilities — (7.22)%		(12,659,682)

NET ASSETS — 100.00%		$175,373,641

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

51

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 2.00%
DigitalGlobe Inc.[a]	17,355	$562,302
HEICO Corp.	10,504	596,627
Hexcel Corp.a	23,359	822,471

		1,981,400
AIR FREIGHT & LOGISTICS — 0.58%
Forward Air Corp.	7,032	257,160
Hub Group Inc. Class Aa	8,246	315,410

		572,570
AIRLINES — 0.35%
Allegiant Travel Co.	3,513	342,096

		342,096
AUTO COMPONENTS — 0.30%
Dorman Products Inc.	6,315	297,310

		297,310
BEVERAGES — 0.35%
Boston Beer Co. Inc. (The) Class Aa, [b]	1,956	350,085

		350,085
BIOTECHNOLOGY — 6.54%
ACADIA Pharmaceuticals Inc.[a,b]	16,856	332,063
Acorda Therapeutics Inc.[a]	9,452	358,893
Aegerion Pharmaceuticals Inc.[a]	3,626	332,106
Arena Pharmaceuticals Inc.[a,b]	50,736	352,615
Celldex Therapeutics Inc.[a]	18,842	385,884
Cepheid Inc.[a]	15,636	545,227
Cubist Pharmaceuticals Inc.[a]	15,193	946,980
Genomic Health Inc.[a,b]	4,298	153,181
Incyte Corp.[a]	31,630	740,458
Ironwood Pharmaceuticals Inc. Class Aa	21,422	262,205
Isis Pharmaceuticals Inc.[a,b]	26,025	750,821
Myriad Genetics Inc.[a]	18,560	550,675
NPS Pharmaceuticals Inc.[a]	21,507	387,341
Opko Health Inc.[a,b]	36,089	268,863
Synageva BioPharma Corp.[a]	2,289	110,101

		6,477,413
BUILDING PRODUCTS — 1.09%
Lennox International Inc.	10,685	767,396
Simpson Manufacturing Co. Inc.	9,390	310,058

		1,077,454
CAPITAL MARKETS — 3.37%
Artisan Partners Asset Management Inc.[a]	2,608	138,224
Cohen & Steers Inc.	4,226	145,248
E*TRADE Financial Corp.[a]	66,834	995,826

Security	Shares	Value

Evercore Partners Inc. Class A	6,798	$322,361
Financial Engines Inc.	9,914	473,294
Greenhill & Co. Inc.	6,108	307,477
Stifel Financial Corp.[a,b]	13,775	518,629
Virtus Investment Partners Inc.[a]	1,348	251,402
WisdomTree Investments Inc.[a]	14,277	184,887

		3,337,348
CHEMICALS — 0.62%
Balchem Corp.	6,914	344,041
Intrepid Potash Inc.	12,532	160,159
Tronox Ltd. Class A	5,286	114,759

		618,959
COMMERCIAL BANKS — 0.24%
Investors Bancorp Inc.	10,944	242,957

		242,957
COMMERCIAL SERVICES & SUPPLIES — 0.96%
Healthcare Services Group Inc.	15,942	392,332
Interface Inc.	13,414	254,732
Mobile Mini Inc.[a]	8,931	308,209

		955,273
COMMUNICATIONS EQUIPMENT — 3.31%
Aruba Networks Inc.[a]	25,222	448,447
Ciena Corp.[a]	23,656	521,851
Finisar Corp.[a]	21,769	420,795
InterDigital Inc.	9,588	380,931
Ixia[a]	12,622	175,446
Riverbed Technology Inc.[a]	38,078	595,540
Ruckus Wireless Inc.[a,b]	1,908	25,396
Ubiquiti Networks Inc.	3,614	75,966
ViaSat Inc.[a,b]	9,548	637,711

		3,282,083
COMPUTERS & PERIPHERALS — 0.87%
Electronics For Imaging Inc.[a]	10,816	324,804
Fusion-io Inc.[a,b]	16,488	237,757
Synaptics Inc.[a]	7,569	302,760

		865,321
CONSTRUCTION & ENGINEERING — 0.45%
MasTec Inc.[a]	13,425	443,025

		443,025
CONSUMER FINANCE — 1.23%
Credit Acceptance Corp.[a]	2,610	293,599
First Cash Financial Services Inc.[a]	6,255	334,017
Portfolio Recovery Associates Inc.[a]	3,939	588,132

		1,215,748

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2013

Security	Shares	Value

DISTRIBUTORS — 0.58%
Pool Corp.	10,876	$574,035

		574,035
DIVERSIFIED CONSUMER SERVICES — 1.23%
Bright Horizons Family Solutions Inc.[a]	4,543	160,867
Grand Canyon Education Inc.[a]	9,963	336,949
Sotheby’s	15,910	715,950

		1,213,766
DIVERSIFIED FINANCIAL SERVICES — 0.46%
MarketAxess Holdings Inc.	8,739	451,806

		451,806
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.29%
Cogent Communications Group Inc.	10,113	289,434

		289,434
ELECTRICAL EQUIPMENT — 0.80%
AZZ Inc.	5,935	224,521
Polypore International Inc.[a,b]	10,869	456,389
Solarcity Corp.[a,b]	2,810	116,166

		797,076
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.79%
Cognex Corp.	9,416	500,084
FEI Co.	8,987	696,043
OSI Systems Inc.[a]	4,366	307,323
Universal Display Corp.[a,b]	9,360	270,972

		1,774,422
ENERGY EQUIPMENT & SERVICES — 1.87%
Forum Energy Technologies Inc.[a]	4,291	123,924
Geospace Technologies Corp.[a,b]	3,008	223,825
Hornbeck Offshore Services Inc.[a]	7,505	397,390
ION Geophysical Corp.[a]	28,137	173,043
Nuverra Environmental Solutions Inc.[a,b]	34,754	102,524
Pacific Drilling SAa	15,682	154,624
Tidewater Inc.	11,530	680,155

		1,855,485
FOOD & STAPLES RETAILING — 1.57%
Fresh Market Inc. (The)[a]	9,541	503,574
PriceSmart Inc.	4,207	382,963
United Natural Foods Inc.[a]	11,490	673,314

		1,559,851
FOOD PRODUCTS — 1.98%
Darling International Inc.[a]	27,540	559,062
Hain Celestial Group Inc.[a,b]	11,010	803,290
WhiteWave Foods Co. Class Aa	32,250	602,752

		1,965,104

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 5.14%
Align Technology Inc.[a]	16,723	$719,758
Analogic Corp.	2,854	203,747
ArthroCare Corp.[a]	6,570	238,228
Cyberonics Inc.[a]	5,537	287,869
DexCom Inc.[a]	16,472	358,760
Endologix Inc.[a,b]	13,198	206,285
Globus Medical Inc. Class Aa	1,898	31,810
Haemonetics Corp.[a]	11,901	502,460
HeartWare International Inc.[a]	3,085	285,116
Insulet Corp.[a,b]	12,450	397,030
Masimo Corp.	11,958	278,502
Neogen Corp.[a]	5,239	295,899
Thoratec Corp.[a]	13,358	438,009
Volcano Corp.[a]	12,707	253,759
West Pharmaceutical Services Inc.	8,058	594,358

		5,091,590
HEALTH CARE PROVIDERS & SERVICES — 1.97%
Acadia Healthcare Co. Inc.[a]	8,111	299,053
Accretive Health Inc.[a]	12,474	124,490
Air Methods Corp.	8,153	273,859
Emeritus Corp.[a]	9,161	212,444
MWI Veterinary Supply Inc.[a]	2,804	398,645
Team Health Holdings Inc.[a]	16,004	643,681

		1,952,172
HEALTH CARE TECHNOLOGY—1.93%
Allscripts Healthcare Solutions Inc.[a]	41,303	653,000
HMS Holdings Corp.[a]	20,435	494,323
MedAssets Inc.[a]	12,349	268,838
Medidata Solutions Inc.[a]	5,328	493,000

		1,909,161
HOTELS, RESTAURANTS & LEISURE — 4.42%
Bally Technologies Inc.[a,b]	9,000	645,120
BJ’s Restaurants Inc.[a]	5,774	205,785
Boyd Gaming Corp.[a]	13,167	175,253
Buffalo Wild Wings Inc.[a]	4,370	452,645
Churchill Downs Inc.	3,013	244,686
Domino’s Pizza Inc.	13,107	820,236
Interval Leisure Group Inc.	9,079	195,289
Life Time Fitness Inc.[a]	9,228	491,760
Papa John’s International Inc.[a]	3,808	254,603
Texas Roadhouse Inc.	13,512	330,233
Vail Resorts Inc.	8,367	560,422

		4,376,032
HOUSEHOLD DURABLES — 0.87%
La-Z-Boy Inc.	12,198	252,865
Meritage Homes Corp.[a]	7,327	331,620
Standard-Pacific Corp.[a]	33,663	275,363

		859,848

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2013

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.10%
Ormat Technologies Inc.[b]	4,131	$95,137

		95,137
INDUSTRIAL CONGLOMERATES — 0.26%
Raven Industries Inc.	8,467	259,598

		259,598
INTERNET & CATALOG RETAIL — 0.64%
HomeAway Inc.[a]	7,716	232,329
Shutterfly Inc.[a]	7,520	402,997

		635,326
INTERNET SOFTWARE & SERVICES — 4.85%
Angie’s List Inc.[a]	7,840	172,637
Bankrate Inc.[a]	9,332	167,323
Cornerstone OnDemand Inc.[a]	7,367	324,443
CoStar Group Inc.[a]	6,318	989,083
Dealertrack Technologies Inc.[a]	10,141	379,273
Liquidity Services Inc.[a,b]	5,742	163,647
NIC Inc.	13,751	253,293
OpenTable Inc.[a]	5,308	338,014
Pandora Media Inc.[a]	23,160	424,754
Shutterstock Inc.[a]	1,095	58,199
ValueClick Inc.[a]	16,692	407,953
VistaPrint NVa,b	6,617	337,335
WebMD Health Corp.[a]	11,420	376,974
Yelp Inc.[a]	3,910	163,438
Zillow Inc. Class Aa,b	3,299	243,730

		4,800,096
IT SERVICES — 3.11%
Acxiom Corp.[a]	17,221	443,785
Blackhawk Network Holdings Inc.[a]	2,301	56,144
Cardtronics Inc.[a]	10,451	307,886
ExlService Holdings Inc.[a]	6,158	172,424
MAXIMUS Inc.	15,916	598,601
NeuStar Inc. Class Aa	15,401	863,688
Sapient Corp.[a]	25,984	356,241
Syntel Inc.	3,883	278,722

		3,077,491
LEISURE EQUIPMENT & PRODUCTS — 0.23%
Sturm, Ruger & Co. Inc.[b]	4,501	228,966

		228,966
LIFE SCIENCES TOOLS & SERVICES — 1.66%
Bruker Corp.[a]	21,794	390,548
PAREXEL International Corp.[a]	13,246	655,015
TECHNE Corp.	8,067	594,861

		1,640,424
MACHINERY — 3.22%
Chart Industries Inc.[a]	7,064	803,177

Security	Shares	Value

EnPro Industries Inc.[a]	4,865	$276,478
Lindsay Corp.	2,995	224,924
Middleby Corp. (The)[a]	4,379	783,578
Proto Labs Inc.[a,b]	2,171	146,912
RBC Bearings Inc.[a]	5,349	293,446
Toro Co. (The)	13,399	660,303

		3,188,818
MEDIA — 0.29%
Arbitron Inc.	6,218	285,779

		285,779
METALS & MINING — 1.89%
Allied Nevada Gold Corp.[a]	22,054	147,100
Carpenter Technology Corp.	10,318	539,425
Compass Minerals International Inc.	7,760	586,656
Globe Specialty Metals Inc.	14,929	178,103
Molycorp Inc.[a,b]	30,755	229,432
US Silica Holdings Inc.[b]	7,814	189,099

		1,869,815
OIL, GAS & CONSUMABLE FUELS — 3.34%
Approach Resources Inc.[a]	7,782	206,145
Bonanza Creek Energy Inc.[a]	5,441	221,666
Carrizo Oil & Gas Inc.[a]	8,562	271,159
Clean Energy Fuels Corp.[a,b]	15,466	199,666
Halcon Resources Corp.[a,b]	24,986	136,923
Kodiak Oil & Gas Corp.[a]	61,846	600,525
Laredo Petroleum Holdings Inc.[a]	5,430	118,971
Rosetta Resources Inc.[a]	14,234	649,213
SandRidge Energy Inc.[a,b]	81,774	443,215
Targa Resources Corp.	6,732	458,921

		3,306,404
PAPER & FOREST PRODUCTS — 0.53%
Louisiana-Pacific Corp.[a]	32,471	527,978

		527,978
PERSONAL PRODUCTS — 0.41%
Prestige Brands Holdings Inc.[a]	11,917	404,105

		404,105
PHARMACEUTICALS — 3.63%
Akorn Inc.[a,b]	15,895	225,550
Impax Laboratories Inc.[a]	15,160	314,418
Medicines Co. (The)[a]	13,046	403,121
Nektar Therapeutics[a]	26,916	301,728
Questcor Pharmaceuticals Inc.[b]	13,641	911,492
Santarus Inc.[a]	13,919	338,510
Taro Pharmaceutical Industries Ltd.[a]	3,523	230,792
ViroPharma Inc.[a]	15,217	522,248
VIVUS Inc.[a,b]	23,454	347,354

		3,595,213
PROFESSIONAL SERVICES — 1.60%
Acacia Research Corp.	11,465	261,631

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2013

Security	Shares	Value

Advisory Board Co. (The)[a]	8,180	$480,084
Corporate Executive Board Co. (The)	7,832	528,112
On Assignment Inc.[a]	10,303	314,551

		1,584,378
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.09%
Acadia Realty Trust	12,832	330,809
American Assets Trust Inc.	7,864	254,794
Colonial Properties Trust	19,320	467,737
DuPont Fabros Technology Inc.[b]	14,997	343,581
Education Realty Trust Inc.	26,565	250,508
Healthcare Trust of America Inc. Class A	12,565	137,587
Hudson Pacific Properties Inc.	10,039	217,846
Parkway Properties Inc.	9,790	171,325
Pebblebrook Hotel Trust	14,309	381,335
RLJ Lodging Trust	28,597	692,619
Ryman Hospitality Properties Inc.	12,036	448,341
Sabra Healthcare REIT Inc.	8,698	228,235
Spirit Realty Capital Inc.	81,970	748,386
Strategic Hotels & Resorts Inc.[a]	41,453	367,274

		5,040,377
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.86%
Alexander & Baldwin Inc.[a]	10,030	444,229
Altisource Portfolio Solutions SAa	3,294	406,183

		850,412
ROAD & RAIL — 0.59%
Landstar System Inc.	10,849	586,497

		586,497
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.75%
Atmel Corp.[a]	99,871	788,981
Cavium Inc.[a]	11,962	437,331
Cirrus Logic Inc.[a]	14,766	284,688
Hittite Microwave Corp.[a]	6,324	395,124
Integrated Device Technology Inc.[a]	34,375	309,719
Power Integrations Inc.	6,753	372,428
Silicon Laboratories Inc.[a]	9,099	355,407
SunPower Corp.[a]	7,337	202,868
Tessera Technologies Inc.	12,293	246,720
Veeco Instruments Inc.[a]	9,123	317,115

		3,710,381
SOFTWARE — 9.67%
ACI Worldwide Inc.[a]	9,285	439,645
Advent Software Inc.	7,538	221,843
Aspen Technology Inc.[a]	21,834	710,478
Blackbaud Inc.	10,635	373,182
Bottomline Technologies Inc.[a,b]	8,380	243,606
Fair Isaac Corp.	8,358	417,566
Fortinet Inc.[a]	31,373	666,676
Guidewire Software Inc.[a]	6,839	299,275
Infoblox Inc.[a]	9,223	301,592
Manhattan Associates Inc.[a]	4,535	400,622
MicroStrategy Inc. Class Aa	2,080	197,621
NetScout Systems Inc.[a]	8,292	219,987
Pegasystems Inc.	4,081	146,508

Security	Shares	Value

PTC Inc.[a]	27,856	$754,340
QLIK Technologies Inc.[a]	17,437	546,127
RealPage Inc.[a,b]	8,730	175,997
Sourcefire Inc.[a]	7,258	547,471
SS&C Technologies Holdings Inc.[a]	13,397	479,345
Synchronoss Technologies Inc.[a]	6,463	222,909
TiVo Inc.[a]	29,363	324,461
Tyler Technologies Inc.[a]	6,313	471,076
Ultimate Software Group Inc. (The)[a,b]	6,649	899,610
VirnetX Holding Corp.[a,b]	9,772	186,352
Zynga Inc. Class Aa	112,831	336,236

		9,582,525
SPECIALTY RETAIL — 4.09%
Five Below Inc.[a,b]	9,062	352,149
Francesca’s Holdings Corp.[a]	10,257	254,989
Hibbett Sports Inc.[a]	6,054	355,067
Lithia Motors Inc. Class A	4,904	319,937
Lumber Liquidators Holdings Inc.[a]	6,400	619,648
Mattress Firm Holding Corp.[a]	1,657	67,688
Monro Muffler Brake Inc.	6,848	294,533
Pier 1 Imports Inc.	24,295	570,933
Restoration Hardware Holdings Inc.[a]	6,215	415,286
Select Comfort Corp.[a]	12,966	296,273
Tile Shop Holdings Inc. (The)[a]	5,913	168,107
Vitamin Shoppe Inc.[a]	7,040	338,131

		4,052,741
TEXTILES, APPAREL & LUXURY GOODS — 1.11%
Oxford Industries Inc.	3,321	224,732
Steven Madden Ltd.[a]	9,582	492,707
Tumi Holdings Inc.[a]	10,910	260,967
Vera Bradley Inc.[a,b]	5,018	121,636

		1,100,042
TRADING COMPANIES & DISTRIBUTORS — 1.84%
Air Lease Corp.	17,380	484,555
Aircastle Ltd.	12,885	226,518
Beacon Roofing Supply Inc.[a]	11,343	462,681
Watsco Inc.	6,917	645,702

		1,819,456

TOTAL COMMON STOCKS
(Cost: $77,632,693)		98,970,783

SHORT-TERM INVESTMENTS — 9.76%

MONEY MARKET FUNDS — 9.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	9,022,067	9,022,067
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	577,720	577,720

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	62,581	$62,581

		9,662,368

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,662,368)		9,662,368

TOTAL INVESTMENTS IN SECURITIES — 109.68% (Cost: $87,295,061)		108,633,151
Other Assets, Less Liabilities — (9.68)%		(9,586,817)

NET ASSETS — 100.00%		$99,046,334

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

56

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 3.66%
Alliant Techsystems Inc.	23,401	$2,178,633
Curtiss-Wright Corp.	34,064	1,384,361
Esterline Technologies Corp.[a]	22,746	1,852,434
Exelis Inc.	136,819	2,022,185
Moog Inc. Class Aa	32,957	1,853,502
Spirit AeroSystems Holdings Inc. Class Aa	80,440	2,039,958

		11,331,073
AIR FREIGHT & LOGISTICS — 0.68%
Atlas Air Worldwide Holdings Inc.[a]	18,804	839,411
UTi Worldwide Inc.	76,081	1,255,336

		2,094,747
AIRLINES — 1.16%
JetBlue Airways Corp.[a,b]	164,286	1,074,430
US Airways Group Inc.[a,b]	130,467	2,524,537

		3,598,967
AUTO COMPONENTS — 1.25%
Cooper Tire & Rubber Co.	46,119	1,546,831
Dana Holding Corp.	106,720	2,331,832

		3,878,663
BIOTECHNOLOGY — 0.22%
Exelixis Inc.[a,b]	135,554	687,259

		687,259
CAPITAL MARKETS — 1.26%
Federated Investors Inc. Class B	68,640	1,992,619
Janus Capital Group Inc.	138,140	1,294,372
KCG Holdings Inc. Class Aa,b	65,493	603,845

		3,890,836
CHEMICALS — 2.35%
Cabot Corp.	43,621	1,789,333
Olin Corp.	58,405	1,425,082
Scotts Miracle-Gro Co. (The) Class A	28,292	1,421,673
Sensient Technologies Corp.	36,429	1,603,240
Stepan Co.	12,881	771,057
Taminco Corp.[a]	11,780	268,584

		7,278,969
COMMERCIAL BANKS — 15.73%
Associated Banc-Corp	121,953	2,065,884
BancorpSouth Inc.	60,971	1,198,080
Bank of Hawaii Corp.	32,615	1,814,699
BankUnited Inc.	35,848	1,084,043
BBCN Bancorp Inc.	57,578	841,215
CapitalSource Inc.	142,434	1,723,451

Security	Shares	Value

Cathay General Bancorp	53,383	$1,268,380
Community Bank System Inc.	29,118	976,618
CVB Financial Corp.	64,268	841,268
F.N.B. Corp.	105,559	1,334,266
First Citizens BancShares Inc. Class A	4,144	868,168
First Financial Bancorp	42,198	679,810
First Horizon National Corp.	175,578	2,164,877
First Midwest Bancorp Inc.	55,270	843,973
FirstMerit Corp.	120,487	2,701,319
Fulton Financial Corp.	141,919	1,786,760
Glacier Bancorp Inc.	52,436	1,276,292
Hancock Holding Co.	61,794	2,024,371
IBERIABANK Corp.	21,614	1,270,903
International Bancshares Corp.	39,650	959,926
MB Financial Inc.	39,891	1,148,063
National Penn Bancshares Inc.	85,888	926,731
Old National Bancorp	73,805	1,063,530
PacWest Bancorp	28,663	1,015,243
Park National Corp.	9,331	736,216
Popular Inc.[a]	75,090	2,470,461
Sterling Financial Corp.	21,404	567,848
Susquehanna Bancshares Inc.	135,616	1,803,693
Synovus Financial Corp.	616,612	2,053,318
TCF Financial Corp.	119,119	1,815,374
Trustmark Corp.	48,874	1,318,132
United Bankshares Inc.	23,488	665,180
Valley National Bancorp	145,007	1,500,822
Webster Financial Corp.	65,650	1,788,306
Westamerica Bancorp	19,638	942,428
Wintrust Financial Corp.	26,959	1,102,893

		48,642,541
COMMERCIAL SERVICES & SUPPLIES — 3.54%
ABM Industries Inc.	37,070	960,113
Brink’s Co. (The)	34,912	933,198
Deluxe Corp.	37,003	1,517,493
Pitney Bowes Inc.	146,592	2,420,234
Quad Graphics Inc.	18,720	524,909
R.R. Donnelley & Sons Co.[b]	131,913	2,505,028
Steelcase Inc. Class A	57,218	872,002
United Stationers Inc.	29,531	1,222,288

		10,955,265
COMMUNICATIONS EQUIPMENT — 0.98%
Brocade Communications Systems Inc.[a]	327,916	2,183,921
NETGEAR Inc.[a]	28,045	836,021

		3,019,942
COMPUTERS & PERIPHERALS — 1.28%
Diebold Inc.	46,301	1,512,191
Lexmark International Inc. Class A	45,835	1,718,354
QLogic Corp.[a,b]	65,651	722,817

		3,953,362
CONSTRUCTION & ENGINEERING — 1.08%
AECOM Technology Corp.[a]	74,918	2,539,720
Granite Construction Inc.	26,211	792,883

		3,332,603

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2013

Security	Shares	Value

CONSUMER FINANCE — 0.72%
Cash America International Inc.[b]	20,772	$872,424
EZCORP Inc. Class A NVS[a,b]	35,189	636,217
Nelnet Inc. Class A	18,655	725,306

		2,233,947
CONTAINERS & PACKAGING — 0.40%
Greif Inc. Class A	22,147	1,225,172

		1,225,172
DIVERSIFIED CONSUMER SERVICES — 1.32%
Apollo Group Inc. Class Aa,b	72,892	1,328,092
DeVry Inc.	41,184	1,238,815
Matthews International Corp. Class A	20,119	778,203
Regis Corp.	41,771	725,562

		4,070,672
DIVERSIFIED FINANCIAL SERVICES — 0.30%
PHH Corp.[a,b]	41,598	942,611

		942,611
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.10%
Intelsat SAa	13,820	296,301

		296,301
ELECTRIC UTILITIES — 5.55%
ALLETE Inc.	26,142	1,401,734
Cleco Corp.	43,945	2,131,772
El Paso Electric Co.	29,278	1,105,830
Empire District Electric Co. (The)	31,101	720,921
Hawaiian Electric Industries Inc.	71,663	1,910,536
IDACORP Inc.	36,529	1,927,635
MGE Energy Inc.	16,825	987,796
Otter Tail Corp.	26,625	814,459
PNM Resources Inc.	57,953	1,360,736
Portland General Electric Co.	55,033	1,744,546
UIL Holdings Corp.	37,000	1,511,080
UNS Energy Corp.	30,153	1,533,280

		17,150,325
ELECTRICAL EQUIPMENT — 0.74%
Brady Corp. Class A	33,850	1,126,190
General Cable Corp.	36,460	1,149,219

		2,275,409
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.99%
Anixter International Inc.[a]	19,621	1,629,328
AVX Corp.	35,242	450,745
Benchmark Electronics Inc.[a]	39,792	880,199
Ingram Micro Inc. Class Aa	110,735	2,528,080
Itron Inc.[a,b]	28,757	1,240,002
Plexus Corp.[a]	24,863	869,459
Sanmina Corp.[a]	60,303	992,587
SYNNEX Corp.[a]	19,287	955,092

Security	Shares	Value

Tech Data Corp.[a]	27,464	$1,410,002
Vishay Intertechnology Inc.[a]	96,061	1,382,318

		12,337,812
ENERGY EQUIPMENT & SERVICES — 2.47%
Exterran Holdings Inc.[a,b]	47,773	1,516,793
Helix Energy Solutions Group Inc.[a]	71,625	1,817,126
Key Energy Services Inc.[a,b]	112,215	711,443
McDermott International Inc.[a]	171,975	1,487,584
Patterson-UTI Energy Inc.	106,536	2,106,217

		7,639,163
FOOD & STAPLES RETAILING — 1.83%
Andersons Inc. (The)	12,811	759,949
Harris Teeter Supermarkets Inc.	35,967	1,768,857
Rite Aid Corp.[a]	520,043	1,560,129
SUPERVALU Inc.[a]	146,142	1,170,597
Weis Markets Inc.	8,078	405,677

		5,665,209
FOOD PRODUCTS — 0.94%
Cal-Maine Foods Inc.	10,213	517,595
Dole Food Co. Inc.[a]	27,450	354,105
Fresh Del Monte Produce Inc.	27,479	771,885
Pilgrim’s Pride Corp.[a]	43,450	722,139
Pinnacle Foods Inc.	21,674	552,037

		2,917,761
GAS UTILITIES — 2.76%
Laclede Group Inc. (The)	22,102	1,013,598
New Jersey Resources Corp.	30,389	1,360,212
Northwest Natural Gas Co.	19,626	862,366
Piedmont Natural Gas Co.	55,066	1,902,530
Southwest Gas Corp.	33,691	1,672,421
WGL Holdings Inc.	37,599	1,728,426

		8,539,553
HEALTH CARE EQUIPMENT & SUPPLIES — 1.12%
Alere Inc.a,	55,622	1,857,775
Hill-Rom Holdings Inc.	43,459	1,611,025

		3,468,800
HEALTH CARE PROVIDERS & SERVICES — 2.93%
Health Management Associates Inc. Class Aa	188,445	2,540,239
Health Net Inc.[a]	57,694	1,769,475
LifePoint Hospitals Inc.[a]	34,459	1,694,004
Magellan Health Services Inc.[a]	19,716	1,126,769
Owens & Minor Inc.[b]	46,055	1,656,138
Select Medical Holdings Corp.	29,875	267,979

		9,054,604
HOTELS, RESTAURANTS & LEISURE — 0.43%
Bob Evans Farms Inc.	20,293	1,031,290
Caesars Entertainment Corp.[a,b]	18,884	303,277

		1,334,567

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2013

Security	Shares	Value

HOUSEHOLD DURABLES — 0.64%
KB Home	59,574	$1,057,439
M.D.C. Holdings Inc.	28,696	907,941

		1,965,380
INSURANCE — 8.59%
American National Insurance Co.	5,303	596,587
AmTrust Financial Services Inc.[b]	19,638	817,530
Argo Group International Holdings Ltd.	17,912	799,771
Aspen Insurance Holdings Ltd.	49,525	1,856,692
CNO Financial Group Inc.	161,506	2,306,306
Endurance Specialty Holdings Ltd.	31,329	1,648,845
FBL Financial Group Inc. Class A	8,404	371,709
First American Financial Corp.	78,646	1,787,624
Hanover Insurance Group Inc. (The)	32,007	1,722,937
Kemper Corp.	39,273	1,372,591
MBIA Inc.[a]	102,487	1,383,574
Mercury General Corp.	23,925	1,057,485
Montpelier Re Holdings Ltd.[b]	38,876	1,050,041
OneBeacon Insurance Group Ltd. Class A	17,349	251,561
Platinum Underwriters Holdings Ltd.	23,046	1,338,742
Primerica Inc.	33,596	1,378,780
Protective Life Corp.	57,021	2,470,720
Selective Insurance Group Inc.	40,430	988,513
StanCorp Financial Group Inc.	32,206	1,709,817
Symetra Financial Corp.	56,377	1,013,658
Tower Group International Ltd.[b]	28,823	630,359

		26,553,842
IT SERVICES — 1.84%
Booz Allen Hamilton Holding Corp.	27,751	593,316
CACI International Inc. Class Aa,b	16,791	1,114,922
Convergys Corp.	76,475	1,447,672
Lender Processing Services Inc.	61,754	2,018,121
ManTech International Corp. Class A	17,664	521,795

		5,695,826
MACHINERY — 3.49%
Briggs & Stratton Corp.	35,119	711,160
Crane Co.	35,315	2,150,683
Harsco Corp.	58,669	1,511,313
ITT Corp.	65,432	2,044,096
Navistar International Corp.[a,b]	58,228	1,988,486
Terex Corp.[a]	80,799	2,381,955

		10,787,693
MARINE — 0.28%
Matson Inc.	31,094	880,582

		880,582
MEDIA — 2.84%
Belo Corp. Class A	67,973	969,295
Clear Channel Outdoor Holdings Inc. Class Aa	30,047	222,949
John Wiley & Sons Inc. Class A	33,662	1,519,166
Meredith Corp.	26,225	1,246,212
New York Times Co. (The) Class Aa,b	88,894	1,082,729

Security	Shares	Value

Regal Entertainment Group Class A	57,447	$1,082,876
Starz Series Aa	81,865	1,847,693
Valassis Communications Inc.	28,616	819,276

		8,790,196
METALS & MINING — 1.01%
Commercial Metals Co.	85,008	1,316,774
United States Steel Corp.[b]	105,002	1,821,785

		3,138,559
MULTI-UTILITIES — 2.05%
Avista Corp.	43,611	1,255,125
Black Hills Corp.	32,321	1,714,629
NorthWestern Corp.	27,571	1,163,496
Vectren Corp.	59,814	2,214,314

		6,347,564
MULTILINE RETAIL — 0.49%
Big Lots Inc.[a]	42,341	1,529,780

		1,529,780
OIL, GAS & CONSUMABLE FUELS — 2.58%
Alon USA Energy Inc.	10,508	143,539
Alpha Natural Resources Inc.[a]	162,668	884,914
Arch Coal Inc.	156,755	611,344
Cloud Peak Energy Inc.[a]	44,787	717,936
Delek US Holdings Inc.	25,928	784,322
Ship Finance International Ltd.	42,397	682,168
Stone Energy Corp.[a]	36,752	895,279
Western Refining Inc.	40,427	1,218,065
World Fuel Services Corp.	52,839	2,046,983

		7,984,550
PAPER & FOREST PRODUCTS — 1.62%
Buckeye Technologies Inc.	27,756	1,033,079
Domtar Corp.	24,459	1,700,145
Resolute Forest Products Inc.[a,b]	69,058	1,053,825
Schweitzer-Mauduit International Inc.	22,836	1,236,341

		5,023,390
PERSONAL PRODUCTS — 0.07%
Revlon Inc. Class Aa	8,157	204,659

		204,659
PROFESSIONAL SERVICES — 0.35%
FTI Consulting Inc.[a,b]	29,330	1,092,836

		1,092,836
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.17%
American Capital Mortgage Investment Corp.	43,351	848,813
Anworth Mortgage Asset Corp.	107,122	520,613
ARMOUR Residential REIT Inc.	272,071	1,213,437
Brandywine Realty Trust	113,852	1,587,097
Capstead Mortgage Corp.	69,587	822,518
Colony Financial Inc.	47,023	953,626

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2013

Security	Shares	Value

CommonWealth REIT	86,023	$1,984,551
CYS Investments Inc.	127,847	1,061,130
DCT Industrial Trust Inc.	212,056	1,592,540
First Industrial Realty Trust Inc.	71,189	1,164,652
Government Properties Income Trust	39,088	987,754
Hatteras Financial Corp.	71,855	1,443,567
Invesco Mortgage Capital Inc.	97,753	1,606,082
Mack-Cali Realty Corp.	60,751	1,461,669
NorthStar Realty Finance Corp.[b]	144,220	1,413,356
Pennsylvania Real Estate Investment Trust	45,540	942,678
PennyMac Mortgage Investment Trust[c]	45,215	998,347
Redwood Trust Inc.	59,741	1,012,012
Select Income REIT	20,208	545,212

		22,159,654
ROAD & RAIL — 0.75%
Ryder System Inc.	37,739	2,333,780

		2,333,780
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.70%
Fairchild Semiconductor International Inc.[a]	92,590	1,168,486
PMC-Sierra Inc.[a]	148,572	981,318

		2,149,804
SOFTWARE — 0.55%
Rovi Corp.[a]	75,224	1,694,797

		1,694,797
SPECIALTY RETAIL — 2.30%
Barnes & Noble Inc.[a]	27,975	499,354
Guess? Inc.	44,428	1,496,335
Men’s Wearhouse Inc. (The)	34,375	1,372,594
Office Depot Inc.[a,b]	210,210	910,209
Penske Automotive Group Inc.	30,903	1,148,974
Rent-A-Center Inc.	42,057	1,681,859

		7,109,325
TEXTILES, APPAREL & LUXURY GOODS — 0.30%
Jones Group Inc. (The)	56,640	930,029

		930,029
THRIFTS & MORTGAGE FINANCE — 1.66%
Astoria Financial Corp.	59,917	730,988
EverBank Financial Corp.	18,299	284,001
Provident Financial Services Inc.	39,189	697,172
Radian Group Inc.	125,763	1,766,970
Washington Federal Inc.	75,819	1,649,063

		5,128,194
TOBACCO — 0.34%
Universal Corp.[b]	16,992	1,041,610

		1,041,610
TRADING COMPANIES & DISTRIBUTORS — 0.46%
TAL International Group Inc.	24,633	991,478

Security	Shares	Value

Textainer Group Holdings Ltd.	12,543	$443,897

		1,435,375
WIRELESS TELECOMMUNICATION SERVICES — 0.92%
NII Holdings Inc.[a,b]	125,346	899,984
Telephone & Data Systems Inc.	73,076	1,937,245

		2,837,229

TOTAL COMMON STOCKS
(Cost: $263,258,184)		308,630,787

SHORT-TERM INVESTMENTS — 7.83%

MONEY MARKET FUNDS — 7.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	22,248,893	22,248,893
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	1,424,689	1,424,689
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	548,474	548,474

		24,222,056

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,222,056)		24,222,056

TOTAL INVESTMENTS IN SECURITIES — 107.62%
(Cost: $287,480,240)		332,852,843
Other Assets, Less Liabilities — (7.62)%		(23,575,758)

NET ASSETS — 100.00%		$309,277,085

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

60

Schedule of Investments  (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

ASSET MANAGEMENT & CUSTODY BANKS — 0.32%
Hannon Armstrong Sustainable Infrastructure Capital Inc.[a,b]	267,857	$3,179,463

		3,179,463
DIVERSIFIED REIT’S — 1.01%
RAIT Financial Trust[a]	1,324,726	10,014,928

		10,014,928
MORTGAGE REIT’S — 98.50%
AG Mortgage Investment Trust Inc.	498,026	9,034,192
American Capital Agency Corp.	6,176,848	139,164,385
American Capital Mortgage Investment Corp.	1,118,433	21,898,918
Annaly Capital Management Inc.[a]	14,754,588	175,874,689
Anworth Mortgage Asset Corp.	2,773,331	13,478,389
Apollo Commercial Real Estate Finance Inc.	707,411	11,339,798
Apollo Residential Mortgage Inc.	606,796	9,726,940
Arbor Realty Trust Inc.[a]	618,745	4,665,337
Ares Commercial Real Estate Corp.	488,314	6,416,446
ARMOUR Residential REIT Inc.[a]	7,117,487	31,743,992
Capstead Mortgage Corp.	1,811,820	21,415,712
Chimera Investment Corp.	15,564,799	46,383,101
Colony Financial Inc.	1,174,863	23,826,222
CYS Investments Inc.	3,331,218	27,649,109
Dynex Capital Inc.[a]	1,044,229	10,035,041
Hatteras Financial Corp.	1,862,924	37,426,143
Invesco Mortgage Capital Inc.	2,570,016	42,225,363
iStar Financial Inc.[a,b]	1,600,812	18,185,224
MFA Financial Inc.	5,594,301	44,642,522
New Residential Investment Corp.	4,815,068	31,923,901
Newcastle Investment Corp.	5,358,828	31,081,202
NorthStar Realty Finance Corp.[a]	3,579,742	35,081,472
PennyMac Mortgage Investment Trust[c]	965,218	21,312,013
Redwood Trust Inc.[a]	1,283,139	21,736,375
Resource Capital Corp.	2,331,544	15,481,452
Starwood Property Trust Inc.	2,591,914	65,834,616
Two Harbors Investment Corp.	5,471,743	54,881,582
Western Asset Mortgage Capital Corp.[a]	359,458	6,035,300
ZAIS Financial Corp.	108,148	1,855,820

		980,355,256
THRIFTS & MORTGAGE FINANCE — 0.10%
Five Oaks Investment Corp.[a]	80,377	1,034,452

		1,034,452

TOTAL COMMON STOCKS (Cost: $1,153,934,481)		994,584,099

Security	Shares	Value

SHORT-TERM INVESTMENTS — 7.26%

MONEY MARKET FUNDS — 7.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	66,949,755	$66,949,755
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	4,287,070	4,287,070
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,044,134	1,044,134

		72,280,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,280,959)		72,280,959

TOTAL INVESTMENTS IN SECURITIES — 107.19%
(Cost: $1,226,215,440)		1,066,865,058
Other Assets, Less Liabilities — (7.19)%		(71,608,481)

NET ASSETS — 100.00%		$995,256,577

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

61

Schedule of Investments  (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 0.05%
Spirit AeroSystems Holdings Inc. Class Aa	4,156	$105,396

		105,396

AIR FREIGHT & LOGISTICS — 1.24%
C.H. Robinson Worldwide Inc.	5,632	335,780
Expeditors International of Washington Inc.	7,228	291,433
United Parcel Service Inc. Class B	25,505	2,213,834

		2,841,047

AUTO COMPONENTS — 0.59%
BorgWarner Inc.[a]	4,044	385,919
Fuel Systems Solutions Inc.[a]	540	9,822
Johnson Controls Inc.	23,918	961,743

		1,357,484

AUTOMOBILES — 0.34%
Harley-Davidson Inc.	7,899	448,426
Tesla Motors Inc.[a,b]	2,401	322,406

		770,832

BEVERAGES — 2.11%
Coca-Cola Enterprises Inc.	9,184	344,767
PepsiCo Inc.	53,875	4,500,718

		4,845,485

BIOTECHNOLOGY — 3.74%
Amgen Inc.	26,136	2,830,268
Biogen Idec Inc.[a]	8,252	1,800,009
Cepheid Inc.[a]	2,322	80,968
Gilead Sciences Inc.[a]	53,163	3,266,866
Vertex Pharmaceuticals Inc.[a]	7,609	607,198

		8,585,309

BUILDING PRODUCTS — 0.26%
A.O. Smith Corp.	2,752	113,713
Apogee Enterprises Inc.	1,020	27,295
Masco Corp.	12,608	258,716
Owens Corning[a]	3,903	154,129
Simpson Manufacturing Co. Inc.	1,444	47,681

		601,534

CAPITAL MARKETS — 3.09%
Bank of New York Mellon Corp. (The)	40,581	1,276,273
BlackRock Inc.[c]	4,749	1,339,028
Charles Schwab Corp. (The)	40,205	888,128
Franklin Resources Inc.	14,497	708,613
Invesco Ltd.	15,382	495,147
Legg Mason Inc.	4,032	138,661
Northern Trust Corp.	7,936	464,573

Security	Shares	Value

State Street Corp.	15,960	$1,111,933
T. Rowe Price Group Inc.	9,020	678,665

		7,101,021

CHEMICALS — 2.46%
Air Products and Chemicals Inc.	7,261	788,835
Albemarle Corp.	3,104	192,479
Celanese Corp. Series A	5,590	268,655
Eastman Chemical Co.	5,379	432,633
Ecolab Inc.	9,280	855,059
H.B. Fuller Co.	1,748	70,182
International Flavors & Fragrances Inc.	2,857	230,503
Minerals Technologies Inc.	1,219	56,074
Mosaic Co. (The)	10,366	425,939
Praxair Inc.	10,344	1,243,039
Sherwin-Williams Co. (The)	3,066	534,005
Sigma-Aldrich Corp.	4,210	351,788
Valspar Corp. (The)	2,999	204,292

		5,653,483

COMMERCIAL BANKS — 2.95%
Bank of Hawaii Corp.	1,559	86,743
BB&T Corp.	24,463	873,084
Cathay General Bancorp	2,596	61,681
Comerica Inc.	6,574	279,658
Heartland Financial USA Inc.	473	13,244
International Bancshares Corp.	1,842	44,595
KeyCorp	32,290	396,844
M&T Bank Corp.	4,045	472,699
Old National Bancorp	3,504	50,493
PNC Financial Services Group Inc. (The)[c]	18,454	1,403,427
Popular Inc.[a]	3,586	117,979
Regions Financial Corp.	49,334	493,833
U.S. Bancorp	65,071	2,428,450
Umpqua Holdings Corp.	3,884	65,406

		6,788,136

COMMERCIAL SERVICES & SUPPLIES — 0.28%
Deluxe Corp.	1,764	72,342
Herman Miller Inc.	2,032	57,119
HNI Corp.	1,561	59,490
Interface Inc.	2,316	43,981
Iron Mountain Inc.	4,955	137,749
Knoll Inc.	1,726	28,514
R.R. Donnelley & Sons Co.[b]	6,266	118,991
Steelcase Inc. Class A	2,972	45,293
Team Inc.[a,b]	685	26,845
Tetra Tech Inc.[a]	2,225	52,510

		642,834

COMMUNICATIONS EQUIPMENT — 4.03%
Cisco Systems Inc.	186,195	4,757,282
Motorola Solutions Inc.	8,666	475,157
Plantronics Inc.	1,480	68,805
Polycom Inc.[a]	6,136	58,660
QUALCOMM Inc.	59,998	3,872,871
Tellabs Inc.	11,602	25,989

		9,258,764

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2013

Security	Shares	Value

COMPUTERS & PERIPHERALS — 2.14%
Dell Inc.	51,685	$654,849
EMC Corp.	73,578	1,924,065
Hewlett-Packard Co.	68,192	1,751,170
Lexmark International Inc. Class A	2,195	82,290
Seagate Technology PLC	11,267	460,933
Silicon Graphics International Corp.[a,b]	1,019	19,178
Super Micro Computer Inc.[a]	1,130	13,097

		4,905,582

CONSTRUCTION & ENGINEERING — 0.15%
EMCOR Group Inc.	2,327	96,059
Granite Construction Inc.	1,325	40,081
Quanta Services Inc.[a]	7,348	197,000

		333,140

CONSUMER FINANCE — 1.49%
American Express Co.	34,718	2,561,147
Discover Financial Services	17,314	857,216

		3,418,363

CONTAINERS & PACKAGING — 0.59%
Avery Dennison Corp.	3,478	155,571
Ball Corp.	4,980	223,054
Bemis Co. Inc.	3,578	147,378
MeadWestvaco Corp.	6,162	227,686
Rock-Tenn Co. Class A	2,517	287,819
Sealed Air Corp.	6,423	174,963
Sonoco Products Co.	3,509	135,061

		1,351,532

DISTRIBUTORS — 0.35%
Genuine Parts Co.	5,408	443,402
LKQ Corp.[a]	10,451	272,457
Pool Corp.	1,613	85,134
Weyco Group Inc.	193	5,275

		806,268

DIVERSIFIED CONSUMER SERVICES — 0.03%
DeVry Inc.	1,975	59,408

		59,408

DIVERSIFIED FINANCIAL SERVICES — 0.73%
CME Group Inc.	11,078	819,550
IntercontinentalExchange Inc.[a,b]	2,538	463,058
NYSE Euronext Inc.	8,494	358,107
PHH Corp.[a,b]	1,883	42,669

		1,683,384

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.54%
CenturyLink Inc.	21,880	784,398
Cincinnati Bell Inc.[a]	6,828	23,556
Frontier Communications Corp.[b]	34,683	151,218
Level 3 Communications Inc.[a]	5,353	118,034

Security	Shares	Value

Windstream Corp.	20,515	$171,300

		1,248,506

ELECTRIC UTILITIES — 0.42%
Cleco Corp.	2,115	102,599
ITC Holdings Corp.	1,816	166,654
MGE Energy Inc.	795	46,674
Northeast Utilities	10,970	487,178
Pepco Holdings Inc.	7,994	164,277

		967,382

ELECTRICAL EQUIPMENT — 0.25%
Brady Corp. Class A	1,654	55,029
General Cable Corp.	1,727	54,435
Rockwell Automation Inc.	4,883	472,918

		582,382

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.40%
Corning Inc.	51,479	781,966
Itron Inc.[a,b]	1,366	58,902
Molex Inc.	2,324	69,325

		910,193

ENERGY EQUIPMENT & SERVICES — 0.81%
FMC Technologies Inc.[a]	8,289	441,804
Geospace Technologies Corp.[a,b]	441	32,815
National Oilwell Varco Inc.	14,903	1,045,743
Noble Corp.	8,851	338,108

		1,858,470

FOOD & STAPLES RETAILING — 1.52%
Costco Wholesale Corp.	15,213	1,784,333
Safeway Inc.	8,406	216,791
Sysco Corp.	20,493	707,214
United Natural Foods Inc.[a]	1,712	100,323
Whole Foods Market Inc.	12,280	682,522

		3,491,183

FOOD PRODUCTS — 3.08%
Bunge Ltd.	5,122	389,323
Campbell Soup Co.	7,139	334,105
Darling International Inc.[a]	4,092	83,068
Flowers Foods Inc.	6,486	148,919
General Mills Inc.	22,585	1,174,420
Green Mountain Coffee Roasters Inc.[a,b]	4,423	341,367
Hain Celestial Group Inc.[a,b]	1,372	100,101
Hillshire Brands Co.	4,272	150,417
J.M. Smucker Co. (The)	3,746	421,500
Kellogg Co.	8,835	585,230
Kraft Foods Group Inc.	20,689	1,170,584
McCormick & Co. Inc. NVS	4,208	301,335
Mondelez International Inc. Class A	58,996	1,844,805
Tootsie Roll Industries Inc.	707	23,939

		7,069,113

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2013

Security	Shares	Value

GAS UTILITIES — 0.58%
AGL Resources Inc.	4,142	$189,662
National Fuel Gas Co.	2,466	159,871
New Jersey Resources Corp.	1,453	65,036
Northwest Natural Gas Co.	970	42,622
ONEOK Inc.	7,160	379,122
Piedmont Natural Gas Co.	2,675	92,421
Questar Corp.	6,086	145,212
UGI Corp.	3,932	165,105
WGL Holdings Inc.	1,796	82,562

		1,321,613

HEALTH CARE EQUIPMENT & SUPPLIES — 1.81%
Becton, Dickinson and Co.	6,785	703,740
Edwards Lifesciences Corp.[a]	3,996	285,234
Hologic Inc.[a]	9,353	212,313
IDEXX Laboratories Inc.[a,b]	1,918	187,945
Invacare Corp.	1,056	16,484
Medtronic Inc.	35,318	1,950,966
St. Jude Medical Inc.	9,876	517,404
Varian Medical Systems Inc.[a]	3,821	277,023

		4,151,109

HEALTH CARE PROVIDERS & SERVICES — 1.59%
Cigna Corp.	9,999	778,222
Emeritus Corp.[a]	1,414	32,791
Health Management Associates Inc. Class Aa	8,937	120,471
Henry Schein Inc.[a,b]	3,065	318,239
Humana Inc.	5,541	505,672
Laboratory Corp. of America Holdings[a]	3,256	314,985
Molina Healthcare Inc.[a]	1,009	37,454
MWI Veterinary Supply Inc.[a]	422	59,996
Patterson Companies Inc.	2,952	120,707
Quest Diagnostics Inc.	5,531	322,513
Select Medical Holdings Corp.	1,513	13,572
Team Health Holdings Inc.[a]	2,362	95,000
Vanguard Health Systems Inc.[a,b]	1,117	23,356
WellPoint Inc.	10,626	909,160

		3,652,138

HEALTH CARE TECHNOLOGY — 0.23%
Cerner Corp.[a]	10,826	530,474

		530,474

HOTELS, RESTAURANTS & LEISURE — 2.73%
Choice Hotels International Inc.	1,123	46,683
Darden Restaurants Inc.	4,533	222,344
Jack in the Box Inc.[a]	1,467	58,812
Marriott International Inc. Class A	8,732	362,989
McDonald’s Corp.	35,018	3,434,566
Royal Caribbean Cruises Ltd.	5,360	204,162
Starbucks Corp.	26,166	1,864,066
Vail Resorts Inc.	1,247	83,524

		6,277,146

Security	Shares	Value

HOUSEHOLD DURABLES — 0.23%
Blyth Inc.[b]	364	$5,100
CSS Industries Inc.	317	8,442
Ethan Allen Interiors Inc.	934	28,366
La-Z-Boy Inc.	1,895	39,283
Meritage Homes Corp.[a]	1,175	53,180
Mohawk Industries Inc.[a]	2,066	245,833
Tupperware Brands Corp.	1,877	158,194

		538,398

HOUSEHOLD PRODUCTS — 4.95%
Clorox Co. (The)	4,575	393,175
Colgate-Palmolive Co.	32,665	1,955,654
Kimberly-Clark Corp.	13,536	1,337,357
Procter & Gamble Co. (The)	95,390	7,659,817
WD-40 Co.	536	30,825

		11,376,828

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.01%
Ormat Technologies Inc.[b]	576	13,265

		13,265

INDUSTRIAL CONGLOMERATES — 1.17%
3M Co.	22,891	2,688,090

		2,688,090

INSURANCE — 2.91%
ACE Ltd.	11,852	1,083,036
Aflac Inc.	16,344	1,008,098
Chubb Corp. (The)	9,096	786,804
Hartford Financial Services Group Inc. (The)	14,480	446,853
Marsh & McLennan Companies Inc.	19,172	802,732
PartnerRe Ltd.	1,825	163,411
Principal Financial Group Inc.	10,248	444,353
Progressive Corp. (The)	20,015	520,590
StanCorp Financial Group Inc.	1,546	82,077
Travelers Companies Inc. (The)	13,173	1,100,604
Willis Group Holdings PLC	5,763	246,656

		6,685,214

INTERNET & CATALOG RETAIL — 0.40%
Blue Nile Inc.[a,b]	438	17,008
HSN Inc.	1,332	80,000
Netflix Inc.[a,b]	1,760	429,827
NutriSystem Inc.	964	12,060
Shutterfly Inc.[a,b]	1,270	68,059
TripAdvisor Inc.[a]	4,090	306,832
Vitacost.com Inc.[a]	772	6,886

		920,672

INTERNET SOFTWARE & SERVICES — 4.95%
eBay Inc.[a]	40,748	2,106,264
Google Inc. Class Aa	9,341	8,291,072
Yahoo! Inc.[a]	34,635	972,897

		11,370,233

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2013

Security	Shares	Value

IT SERVICES — 3.85%
Automatic Data Processing Inc.	16,939	$1,221,132
Convergys Corp.	3,692	69,890
International Business Machines Corp.	36,973	7,211,214
Teradata Corp.[a]	5,797	342,719

		8,844,955

LEISURE EQUIPMENT & PRODUCTS — 0.34%
Callaway Golf Co.	2,492	17,893
Mattel Inc.	12,016	505,032
Polaris Industries Inc.	2,271	254,670

		777,595

LIFE SCIENCES TOOLS & SERVICES — 1.29%
Affymetrix Inc.[a,b]	2,376	9,029
Agilent Technologies Inc.	12,101	541,278
Illumina Inc.[a,b]	4,339	346,339
Life Technologies Corp.[a]	5,948	443,721
PAREXEL International Corp.[a]	2,032	100,482
TECHNE Corp.	1,216	89,668
Thermo Fisher Scientific Inc.	12,492	1,138,146
Waters Corp.[a]	3,005	303,324

		2,971,987

MACHINERY — 2.78%
CLARCOR Inc.	1,724	94,786
Cummins Inc.	6,306	764,224
Deere & Co.	12,927	1,073,846
Dover Corp.	6,096	522,062
Graco Inc.	2,117	147,724
Illinois Tool Works Inc.	14,982	1,079,303
Ingersoll-Rand PLC	10,334	630,891
Kadant Inc.	406	13,293
Lincoln Electric Holdings Inc.	2,738	161,652
Middleby Corp. (The)[a]	653	116,848
Nordson Corp.	2,014	145,330
Pall Corp.	3,891	272,214
Pentair Ltd. Registered	7,152	436,844
Snap-on Inc.	2,047	194,158
Tennant Co.	614	31,682
Timken Co. (The)	2,836	165,679
WABCO Holdings Inc.[a]	2,182	172,509
Wabtec Corp.	3,353	194,675
Xylem Inc.	6,540	163,042

		6,380,762

MEDIA — 2.35%
Cablevision NY Group Class A	6,587	123,111
Discovery Communications Inc. Series Aa	5,069	404,101
Discovery Communications Inc. Series C NVS[a]	3,282	238,470
DreamWorks Animation SKG Inc. Class Aa	2,409	59,647
John Wiley & Sons Inc. Class A	1,671	75,412
Liberty Global PLC Series Aa	7,007	568,408
Liberty Global PLC Series C NVS[a]	5,503	424,612
New York Times Co. (The) Class Aa,b	4,600	56,028
Scholastic Corp.	974	29,707
Scripps Networks Interactive Inc. Class A	3,001	212,381
Time Warner Cable Inc.	10,321	1,177,316

Security	Shares	Value

Time Warner Inc.	32,644	$2,032,415

		5,401,608

METALS & MINING — 0.43%
Alcoa Inc.	37,398	297,314
Compass Minerals International Inc.	1,156	87,394
Nucor Corp.	11,084	518,509
Schnitzer Steel Industries Inc. Class A	900	23,094
Worthington Industries Inc.	1,831	65,495

		991,806

MULTI-UTILITIES — 0.74%
Avista Corp.	2,075	59,719
CenterPoint Energy Inc.	14,205	352,568
Consolidated Edison Inc.	10,214	611,819
Integrys Energy Group Inc.	2,724	171,067
MDU Resources Group Inc.	6,232	174,745
NiSource Inc.	10,884	334,356

		1,704,274

MULTILINE RETAIL — 0.99%
Kohl’s Corp.	7,633	404,396
Nordstrom Inc.	5,510	337,433
Target Corp.	21,408	1,525,320

		2,267,149

OFFICE ELECTRONICS — 0.17%
Xerox Corp.	40,626	394,072

		394,072

OIL, GAS & CONSUMABLE FUELS — 3.98%
Clean Energy Fuels Corp.[a,b]	2,303	29,732
Denbury Resources Inc.[a]	13,086	229,005
Devon Energy Corp.	13,486	741,865
Energen Corp.	2,509	150,264
EOG Resources Inc.	9,490	1,380,700
EQT Corp.	5,257	454,730
Hess Corp.	10,749	800,371
Marathon Petroleum Corp.	11,560	847,695
Newfield Exploration Co.[a]	4,707	115,792
Noble Energy Inc.	12,496	780,875
Phillips 66	20,619	1,268,068
Pioneer Natural Resources Co.	4,629	716,384
QEP Resources Inc.	6,273	191,264
Quicksilver Resources Inc.[a,b]	3,680	5,336
Southwestern Energy Co.[a]	12,253	475,294
Spectra Energy Corp.	23,356	840,582
Ultra Petroleum Corp.[a,b]	5,314	115,048

		9,143,005

PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	1,211	84,177
Wausau Paper Corp.	1,373	15,638

		99,815

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2013

Security	Shares	Value

PERSONAL PRODUCTS — 0.45%
Avon Products Inc.	15,109	$345,392
Estee Lauder Companies Inc. (The) Class A	8,271	542,991
Nu Skin Enterprises Inc. Class A	1,824	152,559

		1,040,942

PHARMACEUTICALS — 7.45%
Bristol-Myers Squibb Co.	57,178	2,472,377
Endo Health Solutions Inc.[a]	3,856	148,302
Hospira Inc.[a]	5,798	235,978
Johnson & Johnson	97,613	9,126,815
Merck & Co. Inc.	105,543	5,084,006
VIVUS Inc.[a,b]	3,323	49,214

		17,116,692

PROFESSIONAL SERVICES — 0.40%
Corporate Executive Board Co. (The)	1,160	78,219
Dun & Bradstreet Corp. (The)	1,420	147,154
ICF International Inc.[a]	702	23,440
IHS Inc. Class Aa	2,067	226,915
Kelly Services Inc. Class A	1,033	20,216
Manpowergroup Inc.	2,671	178,610
Robert Half International Inc.	4,876	181,582
RPX Corp.[a]	981	17,109
TrueBlue Inc.[a]	1,447	38,635

		911,880

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.23%
American Tower Corp.	13,804	977,185
AvalonBay Communities Inc.	4,286	580,067
Boston Properties Inc.	5,288	565,551
Corporate Office Properties Trust	2,836	72,261
Digital Realty Trust Inc.[b]	4,381	242,225
Duke Realty Corp.	11,176	184,069
Equity Residential	11,967	670,152
Federal Realty Investment Trust	2,268	238,888
HCP Inc.	15,855	695,559
Host Hotels & Resorts Inc.	25,366	453,037
Liberty Property Trust	4,154	158,724
Macerich Co. (The)	4,798	297,716
Plum Creek Timber Co. Inc.	5,683	277,217
Potlatch Corp.	1,403	61,774
Prologis Inc.[b]	17,263	662,209
UDR Inc.	8,769	219,576
Vornado Realty Trust	5,865	497,411
Weyerhaeuser Co.	20,117	571,323

		7,424,944

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
CBRE Group Inc. Class Aa	9,855	228,340
Forest City Enterprises Inc. Class Aa	4,484	78,560
Jones Lang LaSalle Inc.	1,532	139,458

		446,358

ROAD & RAIL — 1.01%
Arkansas Best Corp.	880	19,096

Security	Shares	Value

CSX Corp.	35,678	$885,171
Genesee & Wyoming Inc. Class Aa	1,618	145,070
Hertz Global Holdings Inc.[a]	13,982	358,079
Norfolk Southern Corp.	10,994	804,321
Ryder System Inc.	1,789	110,632

		2,322,369

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.13%
Advanced Micro Devices Inc.[a,b]	21,089	79,506
Analog Devices Inc.	10,676	526,967
Applied Materials Inc.	41,848	682,541
Entegris Inc.[a]	4,960	47,269
Intel Corp.	172,717	4,024,306
Lam Research Corp.[a]	5,684	279,767
SunPower Corp.[a,b]	1,513	41,834
Texas Instruments Inc.	38,582	1,512,414

		7,194,604

SOFTWARE — 5.59%
Adobe Systems Inc.[a]	16,658	787,590
Advent Software Inc.	1,173	34,521
Autodesk Inc.[a]	7,864	278,307
BMC Software Inc.[a]	4,513	207,462
CA Inc.	11,163	331,988
Compuware Corp.	7,373	83,610
Electronic Arts Inc.[a]	10,515	274,652
FactSet Research Systems Inc.[b]	1,459	159,294
Microsoft Corp.	277,875	8,844,761
Red Hat Inc.[a]	6,757	349,810
Salesforce.com Inc.[a]	19,451	850,981
Symantec Corp.	24,038	641,334

		12,844,310

SPECIALTY RETAIL — 3.92%
ANN INC.[a]	1,619	54,868
Bed Bath & Beyond Inc.[a,b]	7,887	603,119
Best Buy Co. Inc.	9,432	283,809
Brown Shoe Co. Inc.	1,475	35,061
Buckle Inc. (The)	1,000	55,980
CarMax Inc.[a]	7,972	390,947
Foot Locker Inc.	5,293	191,236
GameStop Corp. Class A	4,211	206,592
Gap Inc. (The)	10,877	499,254
Home Depot Inc. (The)	52,212	4,126,314
Men’s Wearhouse Inc. (The)	1,680	67,082
New York & Co. Inc.[a]	1,114	6,940
Office Depot Inc.[a]	8,441	36,550
OfficeMax Inc.	3,127	35,617
PetSmart Inc.	3,578	261,981
Pier 1 Imports Inc.	3,309	77,761
Staples Inc.	23,552	400,855
Tiffany & Co.	4,431	352,309
TJX Companies Inc. (The)	25,467	1,325,303

		9,011,578

TEXTILES, APPAREL & LUXURY GOODS — 1.28%
Columbia Sportswear Co.	487	31,421
Deckers Outdoor Corp.[a,b]	1,195	65,522
Nike Inc. Class B	25,001	1,573,063

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2013

Security	Shares	Value

PVH Corp.	2,819	$371,516
Under Armour Inc. Class Aa,b	2,755	184,943
VF Corp.	3,075	605,775
Wolverine World Wide Inc.	1,765	101,505

		2,933,745

THRIFTS & MORTGAGE FINANCE — 0.18%
New York Community Bancorp Inc.	15,440	234,225
People’s United Financial Inc.	11,899	178,485

		412,710

TRADING COMPANIES & DISTRIBUTORS — 0.53%
Fastenal Co.	9,833	481,915
Houston Wire & Cable Co.	610	9,046
United Rentals Inc.[a,b]	3,250	186,290
W.W. Grainger Inc.	2,061	540,271

		1,217,522

TRANSPORTATION INFRASTRUCTURE — 0.02%
Wesco Aircraft Holdings Inc.[a]	2,031	39,747

		39,747

WIRELESS TELECOMMUNICATION SERVICES — 0.24%
Leap Wireless International Inc.[a]	1,851	30,875
SBA Communications Corp. Class Aa	4,438	328,811
Sprint Corp.[a]	33,289	198,403

		558,089

TOTAL COMMON STOCKS (Cost: $171,471,401)		229,213,929

SHORT-TERM INVESTMENTS — 2.07%

MONEY MARKET FUNDS — 2.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	4,193,452	4,193,452
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	268,524	268,524

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	291,308	$291,308

		4,753,284

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,753,284)		4,753,284

TOTAL INVESTMENTS IN SECURITIES — 101.85% (Cost: $176,224,685)		233,967,213
Other Assets, Less Liabilities — (1.85)%		(4,241,880)

NET ASSETS — 100.00%		$229,725,333

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

67

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.03%
Rockwell Collins Inc.	61,601	$4,384,143

		4,384,143
AIR FREIGHT & LOGISTICS — 0.80%
Expeditors International of Washington Inc.	42,610	1,718,035

		1,718,035
AUTO COMPONENTS — 0.29%
Johnson Controls Inc.	15,300	615,213

		615,213
AUTOMOBILES — 0.30%
Ford Motor Co.	38,562	650,927

		650,927
BEVERAGES — 0.20%
Coca-Cola Enterprises Inc.	11,588	435,014

		435,014
BIOTECHNOLOGY — 1.05%
Gilead Sciences Inc.[a]	30,393	1,867,650
Vertex Pharmaceuticals Inc.[a]	4,879	389,344

		2,256,994
BUILDING PRODUCTS — 0.90%
Masco Corp.	94,458	1,938,278

		1,938,278
CAPITAL MARKETS — 3.57%
Bank of New York Mellon Corp. (The)	20,745	652,430
Charles Schwab Corp. (The)	14,542	321,233
Franklin Resources Inc.	8,643	422,470
Legg Mason Inc.	7,375	253,626
Northern Trust Corp.	90,936	5,323,394
State Street Corp.	10,327	719,482

		7,692,635
CHEMICALS — 4.41%
Ecolab Inc.	52,122	4,802,521
Sigma-Aldrich Corp.	56,240	4,699,415

		9,501,936
COMMERCIAL BANKS — 0.90%
M&T Bank Corp.[b]	13,333	1,558,094
PNC Financial Services Group Inc. (The)[c]	5,092	387,247

		1,945,341

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.60%
Cisco Systems Inc.	123,330	$3,151,082
Motorola Solutions Inc.	16,558	907,875
QUALCOMM Inc.	23,855	1,539,840

		5,598,797
COMPUTERS & PERIPHERALS — 3.89%
Apple Inc.	11,553	5,227,732
Dell Inc.	115,682	1,465,691
Hewlett-Packard Co.	65,535	1,682,939

		8,376,362
CONSUMER FINANCE — 3.02%
American Express Co.	88,152	6,502,973

		6,502,973
CONTAINERS & PACKAGING — 2.20%
Avery Dennison Corp.	14,526	649,748
Ball Corp.	91,561	4,101,017

		4,750,765
DIVERSIFIED FINANCIAL SERVICES — 0.32%
IntercontinentalExchange Inc.[a,b]	3,800	693,310

		693,310
ELECTRIC UTILITIES — 3.41%
NextEra Energy Inc.	84,857	7,349,465

		7,349,465
ELECTRICAL EQUIPMENT — 3.49%
Eaton Corp. PLC	109,187	7,528,444

		7,528,444
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.18%
Corning Inc.	25,838	392,479

		392,479
ENERGY EQUIPMENT & SERVICES — 0.80%
FMC Technologies Inc.[a]	25,900	1,380,470
National Oilwell Varco Inc.	4,800	336,816

		1,717,286
FOOD & STAPLES RETAILING — 1.12%
Sysco Corp.	23,457	809,501
Whole Foods Market Inc.	28,989	1,611,209

		2,420,710
FOOD PRODUCTS — 3.08%
Campbell Soup Co.	38,704	1,811,347
General Mills Inc.	42,638	2,217,176
Green Mountain Coffee Roasters Inc.[a,b]	7,498	578,696

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2013

Security	Shares	Value

Kellogg Co.	17,364	$1,150,191
Mondelez International Inc. Class A	28,358	886,755

		6,644,165
HEALTH CARE EQUIPMENT & SUPPLIES — 2.03%
Becton, Dickinson and Co.	32,779	3,399,838
Medtronic Inc.	17,616	973,108

		4,372,946
HEALTH CARE PROVIDERS & SERVICES — 2.90%
Aetna Inc.	6,790	435,714
Cigna Corp.	4,308	335,292
Henry Schein Inc.[a]	11,099	1,152,409
Patterson Companies Inc.	105,944	4,332,050

		6,255,465
HOTELS, RESTAURANTS & LEISURE — 2.52%
Marriott International Inc. Class A	11,793	490,235
McDonald’s Corp.	28,378	2,783,314
Starbucks Corp.	30,303	2,158,786

		5,432,335
HOUSEHOLD DURABLES — 0.47%
Mohawk Industries Inc.[a]	8,553	1,017,721

		1,017,721
HOUSEHOLD PRODUCTS — 2.26%
Clorox Co. (The)	8,979	771,655
Procter & Gamble Co. (The)	50,914	4,088,394

		4,860,049
INSURANCE — 7.30%
ACE Ltd.	38,060	3,477,923
Chubb Corp. (The)	2,273	196,614
Marsh & McLennan Companies Inc.	150,431	6,298,546
Principal Financial Group Inc.	10,574	458,489
Travelers Companies Inc. (The)	63,315	5,289,968

		15,721,540
INTERNET SOFTWARE & SERVICES — 1.75%
Google Inc. Class Aa	4,244	3,766,974

		3,766,974
IT SERVICES — 4.57%
Accenture PLC Class A	47,327	3,493,206
International Business Machines Corp.	32,558	6,350,112

		9,843,318
LEISURE EQUIPMENT & PRODUCTS — 0.51%
Mattel Inc.	26,263	1,103,834

		1,103,834

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 2.95%
Agilent Technologies Inc.	67,445	$3,016,815
Waters Corp.[a,b]	33,187	3,349,896

		6,366,711
MACHINERY — 2.48%
Cummins Inc.	15,069	1,826,212
Deere & Co.	25,096	2,084,725
Xylem Inc.	57,632	1,436,766

		5,347,703
MEDIA — 0.96%
Discovery Communications Inc. Series Aa	6,997	557,801
Discovery Communications Inc. Series C NVS[a]	7,764	564,132
Scripps Networks Interactive Inc. Class A	2,958	209,338
Time Warner Cable Inc.	6,471	738,147

		2,069,418
MULTI-UTILITIES — 1.71%
Consolidated Edison Inc.	3,441	206,116
PG&E Corp.	75,765	3,476,856

		3,682,972
MULTILINE RETAIL — 0.62%
Nordstrom Inc.	21,918	1,342,258

		1,342,258
OFFICE ELECTRONICS — 0.43%
Xerox Corp.	95,845	929,697

		929,697
OIL, GAS & CONSUMABLE FUELS — 7.27%
Denbury Resources Inc.[a]	124,377	2,176,597
Devon Energy Corp.	23,508	1,293,175
EOG Resources Inc.	5,739	834,967
EQT Corp.	4,023	347,989
Hess Corp.	34,674	2,581,826
Marathon Oil Corp.	13,717	498,750
Noble Energy Inc.	4,678	292,328
Phillips 66	3,719	228,719
Pioneer Natural Resources Co.	6,196	958,893
Southwestern Energy Co.[a]	16,216	629,019
Spectra Energy Corp.	156,227	5,622,610
Ultra Petroleum Corp.[a,b]	9,723	210,503

		15,675,376
PERSONAL PRODUCTS — 0.65%
Estee Lauder Companies Inc. (The) Class A	21,293	1,397,885

		1,397,885
PHARMACEUTICALS — 1.81%
Johnson & Johnson	2,642	247,027

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2013

Security	Shares	Value

Merck & Co. Inc.	75,811	$3,651,816

		3,898,843
PROFESSIONAL SERVICES — 0.10%
IHS Inc. Class Aa	2,031	222,963

		222,963
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.06%
Digital Realty Trust Inc.[b]	2,804	155,033
Liberty Property Trust[b]	72,212	2,759,221
Prologis Inc.	90,507	3,471,848
Vornado Realty Trust	2,410	204,392

		6,590,494
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.84%
CBRE Group Inc. Class Aa	77,956	1,806,241

		1,806,241
ROAD & RAIL—0.96%
Norfolk Southern Corp.	28,315	2,071,525

		2,071,525
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.37%
Applied Materials Inc.	80,822	1,318,207
Intel Corp.	108,134	2,519,522
Texas Instruments Inc.	32,619	1,278,665

		5,116,394
SOFTWARE — 5.00%
Autodesk Inc.[a]	17,907	633,729
CA Inc.	30,972	921,107
Intuit Inc.	18,385	1,175,169
Microsoft Corp.	116,101	3,695,495
Oracle Corp.	82,427	2,666,513
Salesforce.com Inc.[a]	6,303	275,756
Symantec Corp.	53,117	1,417,162

		10,784,931
SPECIALTY RETAIL — 3.06%
Best Buy Co. Inc.	12,467	375,132
CarMax Inc.[a]	6,352	311,502
Gap Inc. (The)	53,994	2,478,325
Staples Inc.	30,421	517,765
Tiffany & Co.	22,315	1,774,266
TJX Companies Inc. (The)	21,636	1,125,937

		6,582,927
TEXTILES, APPAREL & LUXURY GOODS — 2.46%
Nike Inc. Class B	69,353	4,363,691
PVH Corp.	7,045	928,460

		5,292,151

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.21%
W.W. Grainger Inc.	1,762	$461,891

		461,891
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Sprint Corp.[a]	17,618	105,003

		105,003

TOTAL COMMON STOCKS
(Cost: $170,127,349)		215,232,837

SHORT-TERM INVESTMENTS — 1.31%

MONEY MARKET FUNDS — 1.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	2,475,161	2,475,161
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	158,495	158,495
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	193,895	193,895

		2,827,551

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,827,551)		2,827,551

TOTAL INVESTMENTS IN SECURITIES — 101.17%
(Cost: $172,954,900)		218,060,388
Other Assets, Less Liabilities — (1.17)%		(2,530,440)

NET ASSETS — 100.00%		$215,529,948

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

70

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICA REAL ESTATE ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

CANADA — 8.32%
Allied Properties Real Estate Investment Trust	3,978	$121,501
Artis Real Estate Investment Trust	7,462	105,755
Boardwalk Real Estate Investment Trust	2,340	131,152
Brookfield Office Properties Inc.	14,794	250,248
Calloway Real Estate Investment Trust	5,980	146,992
Canadian Apartment Properties Real Estate Investment Trust	5,941	123,322
Canadian Real Estate Investment Trust	3,965	158,785
Chartwell Retirement Residences	10,049	95,500
Cominar Real Estate Investment Trust	7,332	143,852
Crombie Real Estate Investment Trust	3,159	41,329
Dundee International Real Estate Investment Trust	5,486	49,521
Dundee Real Estate Investment Trust	6,123	183,681
Extendicare Inc.	5,213	34,786
First Capital Realty Inc.	4,823	80,129
Granite Real Estate Investment Trust	2,782	92,954
H&R Real Estate Investment Trust	15,145	318,354
InnVest Real Estate Investment Trust	5,135	20,229
Killam Properties Inc.	3,003	30,671
Morguard Real Estate Investment Trust	2,080	32,453
Northern Property Real Estate Investment Trust	1,885	49,873
NorthWest Healthcare Properties Real Estate Investment Trust	1,755	19,017
Pure Industrial Real Estate Trust	8,073	34,866
RioCan Real Estate Investment Trust	17,459	413,357

		2,678,327
UNITED STATES — 91.50%
Acadia Realty Trust	3,276	84,455
Agree Realty Corp.	741	22,349
Alexander’s Inc.	126	38,052
Alexandria Real Estate Equities Inc.	4,160	284,960
American Assets Trust Inc.	2,002	64,865
American Campus Communities Inc.	6,188	237,681
Apartment Investment and Management Co. Class A	8,606	252,844
Ashford Hospitality Trust Inc.	3,783	44,148
Associated Estates Realty Corp.[a]	3,016	46,084
AvalonBay Communities Inc.	7,605	1,029,261
BioMed Realty Trust Inc.	11,349	234,470
Boston Properties Inc.	8,905	952,390
Brandywine Realty Trust	9,323	129,963
BRE Properties Inc. Class A	4,537	240,733
Camden Property Trust	5,005	353,053
Campus Crest Communities Inc.	3,887	44,117
CapLease Inc.	5,317	45,088
CBL & Associates Properties Inc.	9,724	221,415
Cedar Realty Trust Inc.	4,333	24,005
Chesapeake Lodging Trust	2,912	66,714
Colonial Properties Trust	4,758	115,191
CommonWealth REIT	6,981	161,052
Corporate Office Properties Trust	4,784	121,896
Cousins Properties Inc.	6,539	67,025
CubeSmart	7,917	128,255
DCT Industrial Trust Inc.	17,303	129,946
DDR Corp.[a]	14,924	254,902
DiamondRock Hospitality Co.	11,622	112,733
Digital Realty Trust Inc.[a]	7,540	416,887

Security	Shares	Value

Douglas Emmett Inc.	7,839	$196,053
Duke Realty Corp.	18,967	312,386
DuPont Fabros Technology Inc.[a]	3,835	87,860
EastGroup Properties Inc.	1,794	110,977
Education Realty Trust Inc.	6,734	63,502
EPR Properties	2,795	140,812
Equity Lifestyle Properties, Inc.	4,446	171,127
Equity One Inc.	3,562	82,425
Equity Residential	20,930	1,172,080
Essex Property Trust Inc.	2,236	360,644
Excel Trust Inc.	2,717	35,267
Extra Space Storage Inc.	6,162	259,112
Federal Realty Investment Trust	3,809	401,202
FelCor Lodging Trust Inc.[b]	7,462	45,070
First Industrial Realty Trust Inc.	6,387	104,491
First Potomac Realty Trust[a]	3,445	46,749
Forest City Enterprises Inc. Class Ab	7,891	138,250
Franklin Street Properties Corp.	5,226	69,558
General Growth Properties Inc.	32,396	671,893
Getty Realty Corp.[a]	1,495	30,782
Glimcher Realty Trust	8,502	95,562
Government Properties Income Trust	3,250	82,127
HCP Inc.	26,598	1,166,854
Health Care REIT Inc.	16,718	1,078,144
Healthcare Realty Trust Inc.	5,369	138,037
Hersha Hospitality Trust	10,101	59,293
Highwoods Properties Inc.	4,771	173,092
Home Properties Inc.	3,094	197,428
Hospitality Properties Trust	8,268	235,555
Host Hotels & Resorts Inc.	43,771	781,750
Hudson Pacific Properties Inc.	2,535	55,010
Inland Real Estate Corp.	5,135	52,839
Investors Real Estate Trust	5,967	51,555
Kilroy Realty Corp.[a]	4,459	233,384
Kimco Realty Corp.	23,881	538,517
Kite Realty Group Trust[a]	5,486	31,654
LaSalle Hotel Properties	5,668	152,696
Lexington Realty Trust	12,597	157,966
Liberty Property Trust	7,085	270,718
LTC Properties Inc.	2,028	78,423
Macerich Co. (The)	8,034	498,510
Mack-Cali Realty Corp.	5,239	126,050
Medical Properties Trust Inc.	8,918	130,203
Mid-America Apartment Communities Inc.	2,509	169,483
National Health Investors Inc.[a]	1,443	90,317
National Retail Properties Inc.[a]	6,903	241,536
Omega Healthcare Investors Inc.	6,838	217,654
Parkway Properties Inc.[a]	2,651	46,393
Pebblebrook Hotel Trust	3,679	98,045
Pennsylvania Real Estate Investment Trust	3,822	79,115
Piedmont Office Realty Trust Inc. Class A	10,023	181,316
Post Properties Inc.	3,198	148,771
Prologis Inc.	29,263	1,122,529
PS Business Parks Inc.	1,079	79,058
Public Storage	8,398	1,337,130
Ramco-Gershenson Properties Trust[a]	3,576	55,392
Realty Income Corp.[a]	10,789	468,350
Regency Centers Corp.	5,408	285,164
Retail Opportunity Investments Corp.	3,861	52,896
RLJ Lodging Trust	7,241	175,377
Rouse Properties Inc.[a]	1,365	27,778
Sabra Healthcare REIT Inc.	2,223	58,332
Saul Centers Inc.[a]	754	34,217

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICA REAL ESTATE ETF
July 31, 2013

Security	Shares	Value

Senior Housing Properties Trust	11,102	$279,215
Silver Bay Realty Trust Corp.	2,223	35,768
Simon Property Group Inc.	18,018	2,883,961
SL Green Realty Corp.	4,046	366,770
Sovran Self Storage Inc.	1,859	128,457
Spirit Realty Capital Inc.	20,838	190,251
STAG Industrial Inc.	2,522	52,281
Strategic Hotels & Resorts Inc.[a,b]	10,049	89,034
Sun Communities Inc.	2,054	99,455
Sunstone Hotel Investors Inc.[b]	9,677	125,220
Tanger Factory Outlet Centers Inc.	5,564	180,441
Taubman Centers Inc.	3,746	274,282
UDR Inc.	14,742	369,140
Universal Health Realty Income Trust	532	23,126
Urstadt Biddle Properties Inc. Class A	963	20,339
Ventas Inc.	17,277	1,135,790
Vornado Realty Trust	9,841	834,615
Washington Real Estate Investment Trust	3,939	105,880
Weingarten Realty Investors[a]	6,422	201,137
Winthrop Realty Trust	1,807	23,075
WP Carey Inc.	3,419	241,450

		29,438,681

TOTAL COMMON STOCKS
(Cost: $30,648,106)		32,117,008

SHORT-TERM INVESTMENTS — 5.78%

MONEY MARKET FUNDS — 5.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,726,973	1,726,973
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	110,585	110,585
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	20,592	20,592

		1,858,150

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,858,150)		1,858,150

TOTAL INVESTMENTS IN SECURITIES —105.60%
(Cost: $32,506,256)		33,975,158
Other Assets, Less Liabilities — (5.60)%		(1,800,498)

NET ASSETS — 100.00%		$32,174,660

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

72

Schedule of Investments  (Unaudited)

iSHARES® REAL ESTATE 50 ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.94%

DIVERSIFIED REIT’S — 5.86%
Duke Realty Corp.	58,559	$964,467
Liberty Property Trust	21,890	836,417
Vornado Realty Trust	30,514	2,587,892
WP Carey Inc.	10,548	744,900

		5,133,676
INDUSTRIAL REIT’S — 3.98%
Prologis Inc.[a]	90,754	3,481,323

		3,481,323
MORTGAGE REIT’S — 5.51%
American Capital Agency Corp.	72,194	1,626,531
Annaly Capital Management Inc.	172,516	2,056,391
MFA Financial Inc.	62,402	497,968
Two Harbors Investment Corp.	63,868	640,596

		4,821,486
OFFICE REIT’S — 10.58%
Alexandria Real Estate Equities Inc.	12,822	878,307
BioMed Realty Trust Inc.	35,000	723,100
Boston Properties Inc.	27,621	2,954,066
Digital Realty Trust Inc.[a]	23,382	1,292,791
Douglas Emmett Inc.	24,088	602,441
Kilroy Realty Corp.	13,740	719,152
Piedmont Office Realty Trust Inc. Class A	30,706	555,471
SL Green Realty Corp.	16,887	1,530,806

		9,256,134
RESIDENTIAL REIT’S — 14.89%
American Campus Communities Inc.	19,052	731,787
Apartment Investment and Management Co. Class A	26,497	778,482
AvalonBay Communities Inc.	23,565	3,189,287
BRE Properties Inc. Class A	13,967	741,089
Camden Property Trust	15,446	1,089,561
Equity Residential	64,918	3,635,408
Essex Property Trust Inc.[a]	6,918	1,115,804
Home Properties Inc.	9,497	606,004
UDR Inc.	45,555	1,140,697

		13,028,119
RETAIL REIT’S — 24.70%
CBL & Associates Properties Inc.[a]	29,968	682,371
DDR Corp.[a]	46,024	786,090
Federal Realty Investment Trust	11,767	1,239,418
General Growth Properties Inc.	100,375	2,081,778
Kimco Realty Corp.	73,905	1,666,558
Macerich Co. (The)	24,878	1,543,680
National Retail Properties Inc.[a]	21,255	743,712
Realty Income Corp.[a]	36,159	1,569,662
Regency Centers Corp.	16,675	879,273
Simon Property Group Inc.	55,944	8,954,397

Security	Shares	Value

Taubman Centers Inc.	11,591	$848,693
Weingarten Realty Investors[a]	19,770	619,196

		21,614,828
SPECIALIZED REIT’S — 34.42%
American Tower Corp.	72,253	5,114,790
Extra Space Storage Inc.	18,992	798,614
HCP Inc.	82,495	3,619,056
Health Care REIT Inc.	51,810	3,341,227
Hospitality Properties Trust	25,446	724,956
Host Hotels & Resorts Inc.	135,641	2,422,548
Plum Creek Timber Co. Inc.	29,646	1,446,132
Public Storage	26,039	4,145,930
Rayonier Inc.	22,701	1,326,646
Senior Housing Properties Trust	34,232	860,935
Ventas Inc.	53,595	3,523,335
Weyerhaeuser Co.	98,637	2,801,291

		30,125,460

TOTAL COMMON STOCKS
(Cost: $81,418,266)		87,461,026

SHORT-TERM INVESTMENTS — 8.50%

MONEY MARKET FUNDS — 8.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	6,799,947	6,799,947
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b],c,d	435,429	435,429
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	197,517	197,517

		7,432,893

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,432,893)		7,432,893

TOTAL INVESTMENTS IN SECURITIES — 108.44%
(Cost: $88,851,159)		94,893,919
Other Assets, Less Liabilities — (8.44)%		(7,382,982)

NET ASSETS — 100.00%		$87,510,937

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

73

Schedule of Investments  (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.86%

RESIDENTIAL REIT’S — 46.57%
American Campus Communities Inc.	254,632	$9,780,415
Apartment Investment and Management Co. Class A	354,174	10,405,632
Associated Estates Realty Corp.[a]	122,524	1,872,167
AvalonBay Communities Inc.	119,648	16,193,160
BRE Properties Inc. Class A	186,658	9,904,074
Camden Property Trust	206,398	14,559,315
Campus Crest Communities Inc.	157,348	1,785,900
Colonial Properties Trust	195,339	4,729,157
Education Realty Trust Inc.	275,058	2,593,797
Equity Lifestyle Properties, Inc.	183,038	7,045,133
Equity Residential	559,902	31,354,512
Essex Property Trust Inc.[a]	92,443	14,910,131
Home Properties Inc.	127,156	8,113,824
Mid-America Apartment Communities Inc.[a]	102,904	6,951,165
Post Properties Inc.	131,963	6,138,919
Sun Communities Inc.[a]	83,714	4,053,432
UDR Inc.	608,697	15,241,773
UMH Properties Inc.	34,368	375,642

		166,008,148
SPECIALIZED REIT’S — 53.29%
Aviv REIT Inc.	25,784	642,022
CubeSmart	324,463	5,256,301
Extra Space Storage Inc.	253,855	10,674,603
HCP Inc.	711,498	31,213,417
Health Care REIT Inc.[a]	446,870	28,818,646
Healthcare Realty Trust Inc.	220,150	5,660,056
LTC Properties Inc.	83,240	3,218,891
Medical Properties Trust Inc.[a]	364,666	5,324,124
National Health Investors Inc.[a]	59,427	3,719,536
Omega Healthcare Investors Inc.[a]	282,699	8,998,309
Public Storage	224,569	35,755,876
Sabra Healthcare REIT Inc.	90,906	2,385,373
Senior Housing Properties Trust	457,574	11,507,986
Sovran Self Storage Inc.	76,492	5,285,597
Universal Health Realty Income Trust	24,944	1,084,316
Ventas Inc.	462,111	30,379,177

		189,924,230

TOTAL COMMON STOCKS
(Cost: $330,789,482)		355,932,378

SHORT-TERM INVESTMENTS —11.95%

MONEY MARKET FUNDS — 11.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%b,[c,d]	39,367,581	39,367,581
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%b,[c,d]	2,520,869	2,520,869

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	690,027	$690,027

		42,578,477

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,578,477)		42,578,477

TOTAL INVESTMENTS IN SECURITIES — 111.81%
(Cost: $373,367,959)		398,510,855
Other Assets, Less Liabilities — (11.81)%		(42,092,123)

NET ASSETS — 100.00%		$356,418,732

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

74

Schedule of Investments  (Unaudited)

iSHARES® RETAIL REAL ESTATE CAPPED ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

DIVERSIFIED REIT’S — 5.32%
American Realty Capital Properties Inc.	25,366	$366,538
Spirit Realty Capital Inc.	57,683	526,646

		893,184
RETAIL REIT’S — 94.55%
Acadia Realty Trust	9,095	234,469
Agree Realty Corp.	2,196	66,231
Alexander’s Inc.	333	100,566
CBL & Associates Properties Inc.	26,732	608,688
Cedar Realty Trust Inc.	11,221	62,164
DDR Corp.[a]	41,434	707,693
Equity One Inc.	9,943	230,081
Excel Trust Inc.	7,546	97,947
Federal Realty Investment Trust	7,271	765,855
General Growth Properties Inc.	71,234	1,477,393
Getty Realty Corp.	4,000	82,360
Glimcher Realty Trust	23,211	260,892
Inland Real Estate Corp.	14,159	145,696
Kimco Realty Corp.	52,982	1,194,744
Kite Realty Group Trust	14,642	84,484
Macerich Co. (The)	12,242	759,616
National Retail Properties Inc.	19,179	671,073
Pennsylvania Real Estate Investment Trust	10,402	215,321
Ramco-Gershenson Properties Trust	9,532	147,651
Realty Income Corp.	21,164	918,729
Regency Centers Corp.	15,027	792,374
Retail Opportunity Investments Corp.	10,728	146,974
Retail Properties of America Inc. Class A	29,658	417,881
Rouse Properties Inc.[a]	3,939	80,159
Saul Centers Inc.[a]	2,113	95,888
Simon Property Group Inc.	22,827	3,653,690
Tanger Factory Outlet Centers Inc.	15,510	502,989
Taubman Centers Inc.	9,659	707,232
Urstadt Biddle Properties Inc. Class A	4,089	86,360
Weingarten Realty Investors[a]	18,051	565,357

		15,880,557

TOTAL COMMON STOCKS
(Cost: $15,608,356)		16,773,741

SHORT-TERM INVESTMENTS — 7.35%

MONEY MARKET FUNDS — 7.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b],c,d	1,148,134	1,148,134
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b],c,d	73,520	73,520

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	13,615	$13,615

		1,235,269

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,235,269)		1,235,269

TOTAL INVESTMENTS IN SECURITIES — 107.22%
(Cost: $16,843,625)		18,009,010
Other Assets, Less Liabilities — (7.22)%		(1,212,651)

NET ASSETS — 100.00%		$16,796,359

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

75

Schedule of Investments  (Unaudited)

iSHARES® SELECT DIVIDEND ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 7.21%
General Dynamics Corp.	1,984,773	$169,380,528
Honeywell International Inc.	1,756,123	145,723,086
Lockheed Martin Corp.	3,383,755	406,456,651
Northrop Grumman Corp.	2,165,284	199,336,045

		920,896,310
BEVERAGES — 0.57%
Coca-Cola Co. (The)	1,815,993	72,784,999

		72,784,999
BIOTECHNOLOGY — 0.34%
PDL BioPharma Inc.	5,312,407	43,136,745

		43,136,745
CHEMICALS — 4.05%
International Flavors & Fragrances Inc.	1,369,687	110,506,347
Olin Corp.	2,487,437	60,693,463
PPG Industries Inc.	1,243,301	199,475,212
RPM International Inc.	2,104,320	74,156,237
Sensient Technologies Corp.	1,651,252	72,671,601

		517,502,860
COMMERCIAL BANKS — 4.38%
Bank of Hawaii Corp.[a]	2,886,088	160,581,936
BB&T Corp.	1,933,249	68,997,657
F.N.B. Corp.	3,454,968	43,670,795
First Niagara Financial Group Inc.	2,854,252	30,511,954
FirstMerit Corp.	3,219,781	72,187,490
Trustmark Corp.	2,970,705	80,119,914
United Bankshares Inc.	1,717,426	48,637,504
Valley National Bancorp	5,244,765	54,283,318

		558,990,568
COMMERCIAL SERVICES & SUPPLIES — 4.51%
Deluxe Corp.	2,232,655	91,561,182
Pitney Bowes Inc.[b]	9,173,593	151,456,020
R.R. Donnelley & Sons Co.[b]	7,561,992	143,602,228
Republic Services Inc.	2,119,172	71,861,123
Waste Management Inc.	2,785,148	117,059,770

		575,540,323
COMPUTERS & PERIPHERALS — 1.16%
Seagate Technology PLC	3,607,359	147,577,057

		147,577,057
CONTAINERS & PACKAGING — 2.18%
Avery Dennison Corp.	2,094,341	93,679,873
MeadWestvaco Corp.	2,171,770	80,246,901

Security	Shares	Value

Sonoco Products Co.	2,708,439	$104,247,817

		278,174,591
DISTRIBUTORS — 1.34%
Genuine Parts Co.	2,082,873	170,774,757

		170,774,757
DIVERSIFIED FINANCIAL SERVICES — 1.75%
McGraw Hill Financial Inc.	1,282,642	79,344,234
NYSE Euronext Inc.	3,420,499	144,208,238

		223,552,472
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.34%
AT&T Inc.	3,498,868	123,405,075
CenturyLink Inc.	4,911,505	176,077,454

		299,482,529
ELECTRIC UTILITIES — 13.35%
American Electric Power Co. Inc.	2,890,167	133,959,240
Cleco Corp.	2,260,405	109,652,247
Edison International	1,904,592	94,943,911
Entergy Corp.	3,452,058	233,013,915
Exelon Corp.	4,685,508	143,329,690
FirstEnergy Corp.	3,574,609	136,085,365
NextEra Energy Inc.	2,268,794	196,500,248
Northeast Utilities	2,295,829	101,957,766
OGE Energy Corp.	3,926,833	146,863,554
Pinnacle West Capital Corp.	2,831,012	166,746,607
PPL Corp.	3,239,150	102,907,795
UNS Energy Corp.[a]	2,739,973	139,327,627

		1,705,287,965
ELECTRICAL EQUIPMENT — 3.27%
Eaton Corp. PLC	1,939,339	133,717,424
Emerson Electric Co.	2,106,493	129,275,475
Hubbell Inc. Class B	1,438,548	154,428,128

		417,421,027
FOOD & STAPLES RETAILING — 0.63%
Sysco Corp.	2,336,482	80,631,994

		80,631,994
FOOD PRODUCTS — 1.18%
General Mills Inc.	2,103,293	109,371,236
Mondelez International Inc. Class A	1,332,266	41,659,958

		151,031,194
GAS UTILITIES — 2.88%
AGL Resources Inc.	3,079,728	141,020,745
New Jersey Resources Corp.[a]	2,696,411	120,691,356
ONEOK Inc.	2,004,098	106,116,989

		367,829,090
HOTELS, RESTAURANTS & LEISURE — 2.88%
Darden Restaurants Inc.	2,883,899	141,455,246

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

July 31, 2013

Security	Shares	Value

McDonald’s Corp.	2,306,997	$226,270,266

		367,725,512

HOUSEHOLD DURABLES — 2.56%
Garmin Ltd.	2,887,345	115,724,787
Leggett & Platt Inc.	2,886,541	90,666,253
Tupperware Brands Corp.	1,426,817	120,252,137

		326,643,177
HOUSEHOLD PRODUCTS — 3.28%
Clorox Co. (The)	2,244,922	192,928,597
Kimberly-Clark Corp.	2,287,105	225,965,974

		418,894,571
INDUSTRIAL CONGLOMERATES — 0.40%
General Electric Co.	2,120,745	51,682,556

		51,682,556
INSURANCE — 3.83%
Allstate Corp. (The)	1,480,969	75,499,800
Arthur J. Gallagher & Co.	2,563,188	113,754,283
Cincinnati Financial Corp.	2,739,331	134,227,219
Mercury General Corp.[a]	3,763,869	166,363,010

		489,844,312
LEISURE EQUIPMENT & PRODUCTS — 0.74%
Mattel Inc.	2,240,563	94,170,863

		94,170,863
MACHINERY — 0.25%
Briggs & Stratton Corp.	1,579,263	31,980,076

		31,980,076
MEDIA — 1.57%
Cinemark Holdings Inc.	2,083,367	60,667,647
Meredith Corp.[a]	2,951,246	140,243,210

		200,910,857
METALS & MINING — 1.05%
Cliffs Natural Resources Inc.[b]	5,105,287	99,604,149
Commercial Metals Co.	2,263,928	35,068,245

		134,672,394
MULTI-UTILITIES — 14.17%
Alliant Energy Corp.	2,696,833	142,851,244
Avista Corp.[a]	3,245,024	93,391,791
Black Hills Corp.[a]	2,758,423	146,334,340
CenterPoint Energy Inc.	2,660,119	66,024,154
CMS Energy Corp.	2,526,181	70,707,806
Dominion Resources Inc.	2,721,279	161,399,057
DTE Energy Co.	2,690,738	190,235,177
Integrys Energy Group Inc.	3,386,814	212,691,919
NiSource Inc.	2,612,776	80,264,479
PG&E Corp.	2,969,392	136,265,399
Public Service Enterprise Group Inc.	3,124,056	105,561,852

Security	Shares	Value

SCANA Corp.	2,862,756	$148,605,664
Sempra Energy	2,212,631	193,892,854
TECO Energy Inc.	3,498,025	61,810,102

		1,810,035,838
OIL, GAS & CONSUMABLE FUELS — 3.72%
Chevron Corp.	2,216,130	278,988,606
ConocoPhillips	3,015,865	195,609,004

		474,597,610
PHARMACEUTICALS — 3.59%
Bristol-Myers Squibb Co.	2,827,895	122,278,180
Eli Lilly and Co.	2,693,764	143,065,806
Merck & Co. Inc.	2,603,059	125,389,352
Pfizer Inc.	2,314,020	67,638,804

		458,372,142
THRIFTS & MORTGAGE FINANCE — 1.27%
Hudson City Bancorp Inc.	2,865,541	27,394,572
New York Community Bancorp Inc.	5,291,126	80,266,381
People’s United Financial Inc.	3,636,063	54,540,945

		162,201,898
TOBACCO — 7.67%
Altria Group Inc.	3,516,695	123,295,327
Lorillard Inc.	10,242,973	435,633,642
Philip Morris International Inc.	2,843,432	253,577,266
Universal Corp.[a]	2,716,665	166,531,564

		979,037,799
TRADING COMPANIES & DISTRIBUTORS — 1.66%
Watsco Inc.[a]	2,269,329	211,841,862

		211,841,862

TOTAL COMMON STOCKS
(Cost: $10,163,031,221)		12,743,225,948

SHORT-TERM INVESTMENTS — 2.02%

MONEY MARKET FUNDS — 2.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[a,c,d]	203,536,589	203,536,589
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[a,c,d]	13,033,290	13,033,290

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

July 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	41,076,472	$41,076,472

		257,646,351

TOTAL SHORT-TERM INVESTMENTS
(Cost: $257,646,351)		257,646,351

TOTAL INVESTMENTS IN SECURITIES — 101.80%
(Cost: $10,420,677,572)		13,000,872,299
Other Assets, Less Liabilities — (1.80)%		(229,699,507)

NET ASSETS — 100.00%		$12,771,172,792

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of July 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
319	E-mini S&P 500 (Sept. 2013)	Chicago Mercantile	$26,803,975	$1,001,550

See accompanying notes to schedules of investments.

78

Schedule of Investments  (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.92%

AIR FREIGHT & LOGISTICS — 23.26%
C.H. Robinson Worldwide Inc.	423,732	$25,262,902
Expeditors International of Washington Inc.	611,995	24,675,638
FedEx Corp.	445,365	47,208,690
United Parcel Service Inc. Class B	489,428	42,482,351

		139,629,581
AIRLINES — 15.05%
Alaska Air Group Inc.[a]	590,429	36,116,542
Delta Air Lines Inc.[a]	702,585	14,915,880
JetBlue Airways Corp.[a,b]	977,125	6,390,397
Southwest Airlines Co.	948,172	13,113,219
United Continental Holdings Inc.[a,b]	567,778	19,787,063

		90,323,101
MARINE — 8.89%
Kirby Corp.[a,b]	348,363	29,422,739
Matson Inc.	846,803	23,981,461

		53,404,200
ROAD & RAIL — 48.62%
Con-way Inc.	635,265	26,331,734
CSX Corp.	740,421	18,369,845
J.B. Hunt Transport Services Inc.	383,597	28,742,923
Kansas City Southern Industries Inc.	472,950	50,960,363
Landstar System Inc.	452,519	24,463,177
Norfolk Southern Corp.	447,274	32,722,566
Ryder System Inc.	505,549	31,263,150
Union Pacific Corp.	498,168	79,004,463

		291,858,221
TRADING COMPANIES & DISTRIBUTORS — 4.10%
GATX Corp.	544,499	24,600,465

		24,600,465

TOTAL COMMON STOCKS
(Cost: $596,969,998)		599,815,568

SHORT-TERM INVESTMENTS — 3.24%

MONEY MARKET FUNDS — 3.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	17,996,804	17,996,804
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	1,152,410	1,152,410

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	268,982	$268,982

		19,418,196

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,418,196)		19,418,196

TOTAL INVESTMENTS IN SECURITIES — 103.16%
(Cost: $616,388,194)		619,233,764
Other Assets, Less Liabilities — (3.16)%		(18,948,815)

NET ASSETS — 100.00%		$600,284,949

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

79

Schedule of Investments  (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 90.97%
AAR Corp.	61,660	$1,494,638
AeroVironment Inc.[a,b]	46,315	1,047,182
Alliant Techsystems Inc.	28,044	2,610,896
B/E Aerospace Inc.[a]	54,582	3,804,911
Boeing Co. (The)	93,565	9,833,681
Cubic Corp.	29,263	1,479,245
Curtiss-Wright Corp.	50,443	2,050,004
Esterline Technologies Corp.[a]	29,029	2,364,122
Exelis Inc.	170,455	2,519,325
GenCorp Inc.[a,b]	90,063	1,577,003
General Dynamics Corp.	80,505	6,870,297
HEICO Corp.	41,343	2,348,282
Hexcel Corp.[a]	74,478	2,622,370
Huntington Ingalls Industries Inc.	41,775	2,597,570
L-3 Communications Holdings Inc.	43,500	4,052,025
Lockheed Martin Corp.	61,187	7,349,782
Moog Inc. Class Aa	41,507	2,334,354
Northrop Grumman Corp.	66,112	6,086,271
Orbital Sciences Corp.[a]	83,033	1,539,432
Precision Castparts Corp.	31,728	7,034,732
Raytheon Co.	85,796	6,163,585
Rockwell Collins Inc.	61,293	4,362,223
Spirit AeroSystems Holdings Inc. Class Aa	100,559	2,550,176
Teledyne Technologies Inc.[a]	31,020	2,486,873
Textron Inc.	137,306	3,759,438
TransDigm Group Inc.	23,797	3,440,808
Triumph Group Inc.	35,373	2,775,366
United Technologies Corp.	108,149	11,417,290

		108,571,881
AIRPORT SERVICES — 1.12%
Wesco Aircraft Holdings Inc.[a,b]	68,628	1,343,050

		1,343,050
ELECTRONIC EQUIPMENT & INSTRUMENTS — 2.90%
FLIR Systems Inc.	106,526	3,458,899

		3,458,899
INDUSTRIAL MACHINERY — 1.39%
RBC Bearings Inc.[a,b]	30,196	1,656,553

		1,656,553
IT CONSULTING & OTHER SERVICES — 1.06%
ManTech International Corp. Class Ab	43,040	1,271,402

		1,271,402
LEISURE PRODUCTS — 2.45%
Smith & Wesson Holding Corp.[a,b]	120,371	1,425,193

Security	Shares	Value

Sturm, Ruger & Co. Inc.[b]	29,361	$1,493,594

		2,918,787

TOTAL COMMON STOCKS
(Cost: $106,119,823)		119,220,572

SHORT-TERM INVESTMENTS — 5.22%

MONEY MARKET FUNDS — 5.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],d,e	5,779,830	5,779,830
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c],d,e	370,106	370,106
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	83,733	83,733

		6,233,669

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,233,669)		6,233,669

TOTAL INVESTMENTS IN SECURITIES — 105.11%
(Cost: $112,353,492)		125,454,241
Other Assets, Less Liabilities — (5.11)%		(6,100,665)

NET ASSETS — 100.00%		$119,353,576

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

80

Schedule of Investments  (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

CHEMICALS — 72.52%
Air Products and Chemicals Inc.	208,442	$22,645,139
Airgas Inc.	65,961	6,807,835
Albemarle Corp.	87,945	5,453,469
Ashland Inc.	73,554	6,387,429
Axiall Corp.	69,883	3,080,443
Cabot Corp.	60,106	2,465,548
Celanese Corp. Series A	159,747	7,677,441
CF Industries Holdings Inc.	59,320	11,627,313
Chemtura Corp.[a]	98,546	2,203,489
Cytec Industries Inc.	41,986	3,270,709
Dow Chemical Co. (The)	1,210,276	42,408,071
E.I. du Pont de Nemours and Co.	920,991	53,131,971
Eastman Chemical Co.	155,096	12,474,371
FMC Corp.	136,197	9,010,793
H.B. Fuller Co.	50,454	2,025,728
Huntsman Corp.	193,091	3,479,500
International Flavors & Fragrances Inc.	81,562	6,580,422
LyondellBasell Industries NV Class A	380,047	26,113,029
Minerals Technologies Inc.	34,772	1,599,512
Monsanto Co.	534,144	52,762,744
Mosaic Co. (The)	276,889	11,377,369
NewMarket Corp.[b]	10,676	2,909,851
Olin Corp.	80,093	1,954,269
PolyOne Corp.	99,505	2,876,690
PPG Industries Inc.	142,723	22,898,478
Praxair Inc.	295,919	35,560,586
Rockwood Holdings Inc.	77,782	5,268,175
RPM International Inc.	132,720	4,677,053
Sensient Technologies Corp.	50,161	2,207,586
Sigma-Aldrich Corp.	120,393	10,060,039
W.R. Grace & Co.[a]	71,461	5,489,634
Westlake Chemical Corp.	20,228	2,104,117

		388,588,803
CONTAINERS & PACKAGING — 0.83%
Avery Dennison Corp.	99,594	4,454,840

		4,454,840
ELECTRICAL EQUIPMENT — 0.36%
Polypore International Inc.[a,b]	46,531	1,953,837

		1,953,837
METALS & MINING — 18.93%
Alcoa Inc.	1,069,917	8,505,840
Allegheny Technologies Inc.	108,072	2,979,545
Carpenter Technology Corp.	44,390	2,320,709
Cliffs Natural Resources Inc.[b]	153,264	2,990,181
Coeur Mining Inc.[a]	101,233	1,357,534
Commercial Metals Co.	116,589	1,805,964
Compass Minerals International Inc.	33,344	2,520,806
Freeport-McMoRan Copper & Gold Inc.	1,038,789	29,376,953
Kaiser Aluminum Corp.	16,406	1,070,491
Newmont Mining Corp.	497,480	14,924,400

Security	Shares	Value

Nucor Corp.	317,954	$14,873,888
Reliance Steel & Aluminum Co.	76,793	5,390,868
Royal Gold Inc.	65,094	3,364,709
Steel Dynamics Inc.	220,596	3,432,474
Stillwater Mining Co.[a]	117,806	1,425,453
United States Steel Corp.[b]	144,485	2,506,815
Walter Energy Inc.[b]	62,414	698,413
Worthington Industries Inc.	53,195	1,902,785

		101,447,828
OIL, GAS & CONSUMABLE FUELS — 2.54%
Alpha Natural Resources Inc.[a,b]	220,801	1,201,157
Arch Coal Inc.	211,725	825,727
CONSOL Energy Inc.	228,785	7,099,199
Peabody Energy Corp.	269,444	4,461,993

		13,588,076
PAPER & FOREST PRODUCTS — 4.72%
Domtar Corp.	33,668	2,340,263
International Paper Co.	445,095	21,502,539
Resolute Forest Products Inc.[a,b]	94,608	1,443,718

		25,286,520

TOTAL COMMON STOCKS
(Cost: $645,398,996)		535,319,904

SHORT-TERM INVESTMENTS — 1.87%

MONEY MARKET FUNDS — 1.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	8,624,154	8,624,154
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	552,240	552,240
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	864,711	864,711

		10,041,105

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,041,105)		10,041,105

TOTAL INVESTMENTS IN SECURITIES — 101.77%
(Cost: $655,440,101)		545,361,009
Other Assets, Less Liabilities — (1.77)%		(9,509,478)

NET ASSETS — 100.00%		$535,851,531

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

81

Schedule of Investments  (Unaudited)

iSHARES® U.S. BROKER-DEALERS ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

ASSET MANAGEMENT & CUSTODY BANKS — 6.19%
Ameriprise Financial Inc.	102,246	$9,099,894

		9,099,894
INVESTMENT BANKING & BROKERAGE — 59.85%
BGC Partners Inc. Class A	783,321	4,919,256
Charles Schwab Corp. (The)	447,189	9,878,405
E*TRADE Financial Corp.[a]	533,009	7,941,834
Goldman Sachs Group Inc. (The)	66,454	10,900,450
Greenhill & Co. Inc.	108,431	5,458,417
Investment Technology Group Inc.[a]	308,402	4,382,392
KCG Holdings Inc. Class Aa,b	423,446	3,904,172
LPL Financial Holdings Inc.	141,474	5,384,500
Morgan Stanley	372,529	10,136,514
Piper Jaffray Companies Inc.[a,b]	128,490	4,310,839
Raymond James Financial Inc.	157,738	6,951,514
Stifel Financial Corp.[a,b]	160,473	6,041,808
TD Ameritrade Holding Corp.	289,726	7,831,294

		88,041,395
SPECIALIZED FINANCE — 33.89%
CBOE Holdings Inc.	150,477	7,538,898
CME Group Inc.	121,778	9,009,136
Interactive Brokers Group Inc. Class A	285,759	4,629,296
IntercontinentalExchange Inc.[a,b]	45,855	8,366,245
MarketAxess Holdings Inc.	116,478	6,021,913
NASDAQ OMX Group Inc. (The)	196,894	6,379,365
NYSE Euronext Inc.	187,430	7,902,049

		49,846,902

TOTAL COMMON STOCKS
(Cost: $134,760,908)		146,988,191

SHORT-TERM INVESTMENTS — 10.27%

MONEY MARKET FUNDS — 10.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	14,098,885	14,098,885
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	902,810	902,810

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	104,741	$104,741

		15,106,436

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,106,436)		15,106,436

TOTAL INVESTMENTS IN SECURITIES — 110.20%
(Cost: $149,867,344)		162,094,627
Other Assets, Less Liabilities — (10.20)%		(15,007,083)

NET ASSETS — 100.00%		$147,087,544

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

82

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.80%

AUTO COMPONENTS — 5.23%
Autoliv Inc.	24,547	$2,007,208
BorgWarner Inc.[a]	29,641	2,828,641
Cooper Tire & Rubber Co.	16,276	545,897
Dana Holding Corp.	37,730	824,400
Delphi Automotive PLC	74,628	4,009,016
Gentex Corp.	36,884	832,841
Goodyear Tire & Rubber Co. (The)[a]	63,072	1,166,832
Johnson Controls Inc.	175,746	7,066,747
Lear Corp.	23,749	1,645,093
Tenneco Inc.[a,b]	15,627	755,253
TRW Automotive Holdings Corp.[a]	27,754	2,034,646
Visteon Corp.[a]	12,904	849,986

		24,566,560
AUTOMOBILES — 6.49%
Ford Motor Co.	1,008,761	17,027,886
General Motors Co.[a]	197,514	7,084,827
Harley-Davidson Inc.	57,470	3,262,572
Tesla Motors Inc.[a,b]	18,639	2,502,845
Thor Industries Inc.	11,313	611,467

		30,489,597
BEVERAGES — 19.01%
Beam Inc.	41,266	2,681,877
Brown-Forman Corp. Class B NVS	38,898	2,820,494
Coca-Cola Co. (The)	982,900	39,394,632
Coca-Cola Enterprises Inc.	66,088	2,480,944
Constellation Brands Inc. Class Aa	39,549	2,060,107
Dr Pepper Snapple Group Inc.	52,345	2,446,605
Molson Coors Brewing Co. Class B NVS	40,301	2,017,468
Monster Beverage Corp.[a]	37,045	2,259,375
PepsiCo Inc.	396,833	33,151,429

		89,312,931
CHEMICALS — 0.11%
Scotts Miracle-Gro Co. (The) Class A	9,989	501,947

		501,947
COMMERCIAL SERVICES & SUPPLIES — 0.18%
Herman Miller Inc.	15,000	421,650
HNI Corp.	11,681	445,163

		866,813
DISTRIBUTORS — 1.25%
Genuine Parts Co.	39,733	3,257,709
LKQ Corp.[a]	76,632	1,997,796
Pool Corp.	11,995	633,096

		5,888,601

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.43%
Leucadia National Corp.	75,721	$2,031,595

		2,031,595
FOOD PRODUCTS — 16.80%
Archer-Daniels-Midland Co.	169,082	6,166,421
B&G Foods Inc. Class A	13,582	473,197
Bunge Ltd.	37,718	2,866,945
Campbell Soup Co.	45,803	2,143,580
ConAgra Foods Inc.	106,995	3,874,289
Darling International Inc.[a,b]	30,371	616,531
Dean Foods Co.[a]	48,429	527,876
Flowers Foods Inc.	44,147	1,013,615
General Mills Inc.	165,406	8,601,112
Green Mountain Coffee Roasters Inc.[a,b]	31,765	2,451,623
Hain Celestial Group Inc.[a,b]	12,140	885,734
Hershey Co. (The)	38,428	3,645,664
Hillshire Brands Co.	31,618	1,113,270
Hormel Foods Corp.	34,561	1,463,658
Ingredion Inc.	19,900	1,337,280
J.M. Smucker Co. (The)	27,506	3,094,975
Kellogg Co.	65,119	4,313,483
Kraft Foods Group Inc.	152,530	8,630,147
Lancaster Colony Corp.	4,983	413,739
McCormick & Co. Inc. NVS	33,836	2,422,996
Mead Johnson Nutrition Co. Class A	51,971	3,785,568
Mondelez International Inc. Class A	457,886	14,318,095
Post Holdings Inc.[a]	8,395	389,444
Smithfield Foods Inc.[a]	32,134	1,066,849
TreeHouse Foods Inc.[a]	9,312	661,059
Tyson Foods Inc. Class A	72,860	2,012,393
WhiteWave Foods Co. Class Aa,b	35,565	664,710

		78,954,253
HOUSEHOLD DURABLES — 4.10%
D.R. Horton Inc.	72,010	1,447,401
Harman International Industries Inc.	17,455	1,056,551
Jarden Corp.[a]	25,960	1,180,401
Leggett & Platt Inc.	36,708	1,152,998
Lennar Corp. Class A	42,501	1,439,509
M.D.C. Holdings Inc.	10,046	317,855
Mohawk Industries Inc.[a]	15,633	1,860,171
Newell Rubbermaid Inc.	74,040	2,000,561
NVR Inc.[a]	1,203	1,113,497
PulteGroup Inc.[a]	87,561	1,456,139
Ryland Group Inc. (The)	11,851	479,255
Tempur Sealy International Inc.[a]	15,507	614,853
Toll Brothers Inc.[a]	38,546	1,267,007
Tupperware Brands Corp.	13,583	1,144,775
Whirlpool Corp.	20,310	2,720,321

		19,251,294
HOUSEHOLD PRODUCTS — 18.40%
Church & Dwight Co. Inc.	35,457	2,258,611
Clorox Co. (The)	33,765	2,901,764
Colgate-Palmolive Co.	224,978	13,469,433
Energizer Holdings Inc.	15,982	1,626,968
Kimberly-Clark Corp.	98,685	9,750,078

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

July 31, 2013

Security	Shares	Value

Procter & Gamble Co. (The)	703,335	$56,477,800

		86,484,654
LEISURE EQUIPMENT & PRODUCTS — 1.66%
Brunswick Corp.	23,238	877,235
Hasbro Inc.	29,578	1,360,588
Mattel Inc.	88,643	3,725,665
Polaris Industries Inc.	16,417	1,841,002

		7,804,490
MACHINERY — 1.56%
Briggs & Stratton Corp.	12,377	250,634
Middleby Corp. (The)[a]	4,829	864,101
Snap-on Inc.	14,970	1,419,905
Stanley Black & Decker Inc.	41,512	3,512,745
WABCO Holdings Inc.[a]	16,041	1,268,202

		7,315,587
PERSONAL PRODUCTS — 2.01%
Avon Products Inc.	111,105	2,539,860
Estee Lauder Companies Inc. (The) Class A	61,714	4,051,524
Herbalife Ltd.[b]	26,441	1,731,886
Nu Skin Enterprises Inc. Class A	13,483	1,127,718

		9,450,988
SOFTWARE — 1.01%
Activision Blizzard Inc.	109,051	1,960,737
Electronic Arts Inc.[a]	77,685	2,029,133
Take-Two Interactive Software Inc.[a,b]	23,606	413,813
TiVo Inc.[a]	32,384	357,843

		4,761,526
TEXTILES, APPAREL & LUXURY GOODS — 7.93%
Carter’s Inc.	13,093	933,793
Coach Inc.	72,111	3,831,257
Crocs Inc.[a,b]	22,642	309,516
Deckers Outdoor Corp.[a]	8,853	485,410
Fifth & Pacific Companies Inc.[a]	30,823	734,204
Fossil Group Inc.[a]	13,563	1,490,574
Hanesbrands Inc.	25,314	1,606,426
Iconix Brand Group Inc.[a,b]	14,652	481,172
Michael Kors Holdings Ltd.[a]	45,209	3,044,374
Nike Inc. Class B	185,730	11,686,132
PVH Corp.	20,788	2,739,651
Ralph Lauren Corp.	15,621	2,843,959
Steven Madden Ltd.[a,b]	10,567	543,355
Under Armour Inc. Class Aa,b	19,970	1,340,586
VF Corp.	22,483	4,429,151
Wolverine World Wide Inc.	12,893	741,476

		37,241,036
TOBACCO — 13.63%
Altria Group Inc.	515,434	18,071,116
Lorillard Inc.	96,929	4,122,390
Philip Morris International Inc.	419,697	37,428,579
Reynolds American Inc.	81,704	4,038,629

Security	Shares	Value

Universal Corp.[b]	5,997	$367,616

		64,028,330

TOTAL COMMON STOCKS
(Cost: $391,949,661)		468,950,202

SHORT-TERM INVESTMENTS — 2.46%

MONEY MARKET FUNDS — 2.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	10,529,781	10,529,781
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	674,265	674,265
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	377,211	377,211

		11,581,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,581,257)		11,581,257

TOTAL INVESTMENTS IN SECURITIES — 102.26%
(Cost: $403,530,918)		480,531,459
Other Assets, Less Liabilities — (2.26)%		(10,642,084)

NET ASSETS — 100.00%		$469,889,375

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

84

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.95%

AIRLINES — 2.03%
Alaska Air Group Inc.[a]	12,981	$794,048
Delta Air Lines Inc.[a]	156,388	3,320,117
JetBlue Airways Corp.[a,b]	41,716	272,823
Southwest Airlines Co.	133,495	1,846,236
United Continental Holdings Inc.[a]	61,720	2,150,942
US Airways Group Inc.[a,b]	33,366	645,632

		9,029,798
COMMERCIAL SERVICES & SUPPLIES — 0.29%
Copart Inc.[a]	19,705	640,610
KAR Auction Services Inc.	13,942	354,684
Rollins Inc.	12,164	310,182

		1,305,476
DIVERSIFIED CONSUMER SERVICES — 0.92%
Apollo Group Inc. Class Aa,b	18,523	337,489
DeVry Inc.	10,463	314,727
H&R Block Inc.	50,331	1,581,903
Hillenbrand Inc.	11,609	287,787
Service Corp. International	39,121	742,126
Sotheby’s	12,620	567,900
Weight Watchers International Inc.	4,956	235,162

		4,067,094
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.07%
Dolby Laboratories Inc. Class Ab	8,838	290,682

		290,682
FOOD & STAPLES RETAILING — 15.65%
Casey’s General Stores Inc.	7,082	469,041
Costco Wholesale Corp.	80,707	9,466,124
CVS Caremark Corp.	226,294	13,914,818
Fresh Market Inc. (The)[a]	7,566	399,333
Harris Teeter Supermarkets Inc.	9,140	449,505
Kroger Co. (The)	96,117	3,774,515
Rite Aid Corp.[a]	132,075	396,225
Safeway Inc.[b]	44,558	1,149,151
Sysco Corp.	109,690	3,785,402
United Natural Foods Inc.[a]	9,114	534,080
Wal-Mart Stores Inc.	302,800	23,600,232
Walgreen Co.	159,352	8,007,438
Whole Foods Market Inc.	63,748	3,543,114

		69,488,978
HEALTH CARE PROVIDERS & SERVICES — 2.82%
AmerisourceBergen Corp.	42,674	2,486,614
Cardinal Health Inc.	63,174	3,164,386
Chemed Corp.[b]	3,490	246,359
McKesson Corp.	41,884	5,137,492
Omnicare Inc.	19,390	1,023,598

Security	Shares	Value

VCA Antech Inc.[a]	16,365	$470,657

		12,529,106
HOTELS, RESTAURANTS & LEISURE — 14.30%
Bally Technologies Inc.[a,b]	7,139	511,724
Bob Evans Farms Inc.	5,153	261,875
Brinker International Inc.	13,038	523,476
Carnival Corp.	82,063	3,038,793
Cheesecake Factory Inc. (The)	9,167	389,048
Chipotle Mexican Grill Inc.[a]	5,715	2,356,123
Choice Hotels International Inc.	5,001	207,892
Cracker Barrel Old Country Store Inc.	4,398	430,564
Darden Restaurants Inc.	23,994	1,176,906
Domino’s Pizza Inc.	10,397	650,644
Dunkin’ Brands Group Inc.	13,595	587,304
Hyatt Hotels Corp. Class Aa	10,147	459,152
International Game Technology	48,128	888,924
Jack in the Box Inc.[a]	8,220	329,540
Las Vegas Sands Corp.	65,551	3,642,669
Life Time Fitness Inc.[a,b]	7,318	389,976
Marriott International Inc. Class A	44,276	1,840,553
Marriott Vacations Worldwide Corp.[a,b]	5,421	238,524
McDonald’s Corp.	185,293	18,173,537
MGM Resorts International[a]	68,739	1,121,133
Panera Bread Co. Class Aa	5,177	864,818
Papa John’s International Inc.[a]	3,021	201,984
Penn National Gaming Inc.[a,b]	12,490	624,375
Royal Caribbean Cruises Ltd.	26,762	1,019,365
Six Flags Entertainment Corp.	17,667	649,969
Starbucks Corp.	138,372	9,857,621
Starwood Hotels & Resorts Worldwide Inc.	35,962	2,378,886
Vail Resorts Inc.	6,637	444,546
Wendy’s Co. (The)	52,344	372,166
WMS Industries Inc.[a,b]	10,135	260,976
Wyndham Worldwide Corp.	25,111	1,564,415
Wynn Resorts Ltd.	14,748	1,963,401
Yum! Brands Inc.	83,140	6,062,569

		63,483,448
INTERNET & CATALOG RETAIL — 8.36%
Amazon.com Inc.[a]	67,311	20,275,419
Expedia Inc.	17,233	812,191
HSN Inc.	6,612	397,117
Liberty Interactive Corp. Series Aa	93,058	2,276,199
Liberty Ventures Series Aa	6,799	610,006
Netflix Inc.[a,b]	10,379	2,534,759
Priceline.com Inc.[a]	9,532	8,346,887
Shutterfly Inc.[a,b]	5,967	319,772
TripAdvisor Inc.[a]	20,404	1,530,708

		37,103,058
INTERNET SOFTWARE & SERVICES — 2.65%
eBay Inc.[a]	215,874	11,158,527
OpenTable Inc.[a,b]	4,209	268,029
ValueClick Inc.[a,b]	13,238	323,537

		11,750,093

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2013

Security	Shares	Value

IT SERVICES — 0.08%
Acxiom Corp.[a,b]	13,663	$352,095

		352,095

MEDIA — 27.34%
AMC Networks Inc. Class Aa	10,673	728,539
Arbitron Inc.	4,932	226,675
Cablevision NY Group Class A	39,985	747,320
CBS Corp. Class B NVS	105,465	5,572,771
Charter Communications Inc. Class Aa	12,154	1,528,244
Cinemark Holdings Inc.	18,802	547,514
Comcast Corp. Class A	486,706	21,940,706
DIRECTV[a]	103,232	6,531,489
Discovery Communications Inc. Series Aa	45,230	3,605,736
DISH Network Corp. Class A	37,814	1,688,395
DreamWorks Animation SKG Inc. Class Aa,b	13,144	325,445
Gannett Co. Inc.	42,303	1,089,725
Interpublic Group of Companies Inc. (The)	79,179	1,302,494
John Wiley & Sons Inc. Class A	8,546	385,681
Lamar Advertising Co. Class Aa	10,279	445,389
Liberty Global PLC Series Aa	65,838	5,340,779
Liberty Media Corp.[a]	20,713	2,977,079
Live Nation Entertainment Inc.[a]	26,636	436,298
Madison Square Garden Inc. Class Aa	11,414	673,084
Meredith Corp.	6,658	316,388
Morningstar Inc.	4,121	314,103
New York Times Co. (The) Class Aa,b	22,562	274,805
News Corp. Class A NVS[a]	91,973	1,465,130
Omnicom Group Inc.	47,792	3,071,592
Regal Entertainment Group Class A	14,588	274,984
Scripps Networks Interactive Inc. Class A	15,716	1,112,221
Sirius XM Radio Inc.[b]	577,986	2,155,888
Starz Series Aa	20,791	469,253
Time Warner Cable Inc.	53,777	6,134,342
Time Warner Inc.	172,285	10,726,464
Twenty-First Century Fox Inc.	367,884	10,992,374
Viacom Inc. Class B NVS	82,455	6,000,250
Walt Disney Co. (The)	332,850	21,518,752
Washington Post Co. (The) Class Bb	836	449,233

		121,369,142
MULTILINE RETAIL — 5.38%
Big Lots Inc.[a,b]	10,759	388,723
Dillard’s Inc. Class A	5,680	479,562
Dollar General Corp.[a]	55,669	3,043,424
Dollar Tree Inc.[a]	41,372	2,219,608
Family Dollar Stores Inc.	17,634	1,212,514
J.C. Penney Co. Inc.[a]	26,466	386,404
Kohl’s Corp.	37,656	1,995,015
Macy’s Inc.	70,908	3,427,693
Nordstrom Inc.	27,483	1,683,059
Saks Inc.[a,b]	18,598	297,940
Sears Holdings Corp.[a,b]	6,688	306,310
Target Corp.	118,598	8,450,107

		23,890,359
PROFESSIONAL SERVICES — 0.69%
Dun & Bradstreet Corp. (The)	7,383	765,100
IHS Inc. Class Aa,b	9,235	1,013,818

Security	Shares	Value

Nielsen Holdings NV	38,702	$1,293,421

		3,072,339
ROAD & RAIL — 0.57%
Avis Budget Group Inc.[a]	19,914	630,079
Hertz Global Holdings Inc.[a]	73,980	1,894,628

		2,524,707
SOFTWARE — 0.18%
FactSet Research Systems Inc.	7,477	816,339

		816,339
SPECIALTY RETAIL — 18.54%
Aaron’s Inc.	13,030	373,440
Abercrombie & Fitch Co. Class A	14,482	722,217
Advance Auto Parts Inc.	13,517	1,115,017
Aeropostale Inc.[a,b]	14,503	219,430
American Eagle Outfitters Inc.	32,404	636,415
ANN INC.[a]	8,711	295,216
Ascena Retail Group Inc.[a]	23,536	449,302
AutoNation Inc.[a,b]	7,178	343,826
AutoZone Inc.[a,b]	6,715	3,012,215
Bed Bath & Beyond Inc.[a]	40,401	3,089,464
Best Buy Co. Inc.	49,620	1,493,066
Buckle Inc. (The)[b]	5,090	284,938
Cabela’s Inc.[a]	8,592	589,755
CarMax Inc.[a]	41,503	2,035,307
Chico’s FAS Inc.	29,985	513,643
Children’s Place Retail Stores Inc. (The)[a,b]	4,158	224,698
CST Brands Inc.[a]	11,148	363,536
Dick’s Sporting Goods Inc.	18,517	951,959
DSW Inc. Class A	5,990	453,982
Express Inc.[a]	15,774	355,704
Foot Locker Inc.	27,745	1,002,427
GameStop Corp. Class A	21,993	1,078,977
Gap Inc. (The)	53,592	2,459,873
Genesco Inc.[a,b]	4,437	312,276
GNC Holdings Inc. Class A	13,447	709,733
Group 1 Automotive Inc.	4,007	291,670
Guess? Inc.	11,292	380,315
Home Depot Inc. (The)	269,982	21,336,677
L Brands Inc.	44,390	2,475,630
Lowe’s Companies Inc.	198,204	8,835,934
Lumber Liquidators Holdings Inc.[a,b]	5,077	491,555
Men’s Wearhouse Inc. (The)	8,736	348,829
O’Reilly Automotive Inc.[a]	20,417	2,557,433
PetSmart Inc.	19,096	1,398,209
Pier 1 Imports Inc.	19,271	452,869
Rent-A-Center Inc.	10,687	427,373
Ross Stores Inc.	40,623	2,740,834
Sally Beauty Holdings Inc.[a]	28,267	862,426
Signet Jewelers Ltd.	14,946	1,092,702
Staples Inc.	122,703	2,088,405
Tiffany & Co.	22,163	1,762,180
TJX Companies Inc. (The)	133,027	6,922,725
Tractor Supply Co.	12,897	1,562,214
Ulta Salon, Cosmetics & Fragrance Inc.[a]	10,942	1,104,048
Urban Outfitters Inc.[a]	20,366	866,777
Vitamin Shoppe Inc.[a,b]	5,584	268,200

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2013

Security	Shares	Value

Williams-Sonoma Inc.[b]	15,891	$935,344

		82,288,765
TRADING COMPANIES & DISTRIBUTORS — 0.08%
Beacon Roofing Supply Inc.[a]	8,999	367,069

		367,069

TOTAL COMMON STOCKS
(Cost: $353,209,470)		443,728,548

SHORT-TERM INVESTMENTS — 2.15%

MONEY MARKET FUNDS — 2.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	8,751,065	8,751,065
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	560,367	560,367
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	254,998	254,998

		9,566,430

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,566,430)		9,566,430

TOTAL INVESTMENTS IN SECURITIES — 102.10%
(Cost: $362,775,900)		453,294,978
Other Assets, Less Liabilities — (2.10)%		(9,327,384)

NET ASSETS — 100.00%		$443,967,594

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

87

Schedule of Investments  (Unaudited)

iSHARES® U.S. ENERGY ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.86%

ELECTRIC UTILITIES — 0.43%
OGE Energy Corp.	155,205	$5,804,667

		5,804,667
ENERGY EQUIPMENT & SERVICES — 20.52%
Atwood Oceanics Inc.[a,b]	44,852	2,526,962
Baker Hughes Inc.	345,523	16,388,156
Bristow Group Inc.	28,338	1,927,267
Cameron International Corp.[a]	193,965	11,502,125
CARBO Ceramics Inc.[b]	15,368	1,350,232
Core Laboratories NV	35,943	5,377,073
Diamond Offshore Drilling Inc.	54,235	3,657,608
Dresser-Rand Group Inc.[a,b]	59,423	3,617,078
Dril-Quip Inc.[a]	28,619	2,601,753
Ensco PLC Class A	182,190	10,446,775
Exterran Holdings Inc.[a,b]	51,488	1,634,744
FMC Technologies Inc.[a]	185,463	9,885,178
Halliburton Co.	728,914	32,939,624
Helix Energy Solutions Group Inc.[a,b]	77,239	1,959,553
Helmerich & Payne Inc.	83,329	5,266,393
McDermott International Inc.[a]	185,364	1,603,399
Nabors Industries Ltd.	229,870	3,537,699
National Oilwell Varco Inc.	334,150	23,447,306
Noble Corp.	198,116	7,568,031
Oceaneering International Inc.	84,677	6,866,458
Oil States International Inc.[a]	42,894	4,170,584
Patterson-UTI Energy Inc.	114,729	2,268,192
Rowan Companies PLC Class Aa	96,955	3,330,404
Schlumberger Ltd.	1,039,717	84,560,184
SEACOR Holdings Inc.	14,978	1,311,474
Superior Energy Services Inc.[a]	125,020	3,203,012
Tidewater Inc.	38,779	2,287,573
Transocean Ltd.	281,798	13,289,594
Unit Corp.[a]	34,238	1,543,449
Weatherford International Ltd.[a]	598,890	8,360,504

		278,428,384
MACHINERY — 0.20%
Chart Industries Inc.[a,b]	23,753	2,700,716

		2,700,716
OIL, GAS & CONSUMABLE FUELS — 78.52%
Anadarko Petroleum Corp.	392,169	34,714,800
Apache Corp.	306,444	24,592,131
Berry Petroleum Co. Class A	36,605	1,484,333
Cabot Oil & Gas Corp.	164,818	12,496,501
Cheniere Energy Inc.[a]	188,917	5,397,359
Chesapeake Energy Corp.	405,844	9,456,165
Chevron Corp.	1,516,460	190,907,149
Cimarex Energy Co.	67,487	5,158,031
Cobalt International Energy Inc.[a,b]	216,461	6,244,900
Concho Resources Inc.[a,b]	81,144	7,277,805
ConocoPhillips	956,206	62,019,521
Continental Resources Inc.[a]	44,505	4,107,812

Security	Shares	Value

Denbury Resources Inc.[a]	292,191	$5,113,342
Devon Energy Corp.	295,273	16,242,968
Energen Corp.	56,333	3,373,783
Energy XXI (Bermuda) Ltd.[b]	62,230	1,670,876
EOG Resources Inc.	212,767	30,955,471
EQT Corp.	117,623	10,174,389
EXCO Resources Inc.	113,258	981,947
Exxon Mobil Corp.	3,477,477	326,013,469
Gulfport Energy Corp.[a]	53,971	2,871,257
Hess Corp.	233,552	17,390,282
HollyFrontier Corp.	159,099	7,246,959
Kinder Morgan Inc.	494,079	18,656,423
Kodiak Oil & Gas Corp.[a,b]	208,070	2,020,360
Marathon Oil Corp.	554,306	20,154,566
Marathon Petroleum Corp.	254,009	18,626,480
Murphy Oil Corp.	141,881	9,608,181
Newfield Exploration Co.[a]	105,520	2,595,792
Noble Energy Inc.	280,857	17,550,754
Oasis Petroleum Inc.[a,b]	55,746	2,343,562
Occidental Petroleum Corp.	630,072	56,107,912
Phillips 66	484,259	29,781,928
Pioneer Natural Resources Co.	106,788	16,526,511
QEP Resources Inc.	139,928	4,266,405
Range Resources Corp.	127,506	10,085,725
Rosetta Resources Inc.[a,b]	47,857	2,182,758
SandRidge Energy Inc.[a,b]	275,119	1,491,145
SemGroup Corp. Class A	32,954	1,859,924
SM Energy Co.	51,903	3,567,293
Southwestern Energy Co.[a,b]	274,879	10,662,556
Tesoro Corp.	106,301	6,043,212
Ultra Petroleum Corp.[a,b]	119,254	2,581,849
Valero Energy Corp.	426,496	15,255,762
Western Refining Inc.	43,571	1,312,794
Whiting Petroleum Corp.[a,b]	93,189	4,796,438
Williams Companies Inc. (The)	533,877	18,242,577
WPX Energy Inc.[a,b]	156,135	2,999,353

		1,065,211,510
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.19%
First Solar Inc.[a,b]	52,017	2,561,317

		2,561,317

TOTAL COMMON STOCKS
(Cost: $1,291,380,482)		1,354,706,594

SHORT-TERM INVESTMENTS — 3.16%

MONEY MARKET FUNDS — 3.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	38,947,897	38,947,897
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	2,493,995	2,493,995

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

July 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,425,774	$1,425,774

		42,867,666

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,867,666)		42,867,666

TOTAL INVESTMENTS IN SECURITIES — 103.02%
(Cost: $1,334,248,148)		1,397,574,260
Other Assets, Less Liabilities — (3.02)%		(41,030,480)

NET ASSETS — 100.00%		$1,356,543,780

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

89

Schedule of Investments  (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

CAPITAL MARKETS — 19.53%
Affiliated Managers Group Inc.[a,b]	16,282	$2,936,459
Ameriprise Financial Inc.	62,202	5,535,978
Bank of New York Mellon Corp. (The)	358,219	11,265,987
BlackRock Inc.[c]	38,527	10,863,073
Charles Schwab Corp. (The)	339,742	7,504,901
E*TRADE Financial Corp.[b]	88,531	1,319,112
Eaton Vance Corp. NVS	37,466	1,516,249
Federated Investors Inc. Class B	28,943	840,215
Franklin Resources Inc.	127,959	6,254,636
Goldman Sachs Group Inc. (The)	133,026	21,820,255
Greenhill & Co. Inc.	8,099	407,704
Invesco Ltd.	137,233	4,417,530
Janus Capital Group Inc.	58,718	550,188
Legg Mason Inc.	34,402	1,183,085
Morgan Stanley	423,480	11,522,891
Northern Trust Corp.	67,188	3,933,185
Raymond James Financial Inc.	34,917	1,538,792
SEI Investments Co.	41,388	1,308,275
State Street Corp.	140,761	9,806,819
Stifel Financial Corp.[a,b]	18,187	684,741
T. Rowe Price Group Inc.	80,047	6,022,736
TD Ameritrade Holding Corp.	71,316	1,927,671
Waddell & Reed Financial Inc. Class A	26,518	1,354,009

		114,514,491
COMMERCIAL BANKS — 29.13%
Associated Banc-Corp	51,734	876,374
BancorpSouth Inc.[a]	25,671	504,435
Bank of Hawaii Corp.	13,757	765,440
BB&T Corp.	216,564	7,729,169
BOK Financial Corp.	8,283	552,393
CapitalSource Inc.	60,232	728,807
Cathay General Bancorp	22,791	541,514
CIT Group Inc.[b]	62,107	3,112,182
City National Corp.	14,716	1,023,204
Comerica Inc.	57,604	2,450,474
Commerce Bancshares Inc.	23,737	1,083,119
Cullen/Frost Bankers Inc.[a]	18,516	1,333,893
East West Bancorp Inc.	42,030	1,295,785
F.N.B. Corp.	44,379	560,951
Fifth Third Bancorp	269,951	5,191,158
First Financial Bankshares Inc.[a]	9,241	569,708
First Horizon National Corp.	74,443	917,882
First Niagara Financial Group Inc.	109,236	1,167,733
First Republic Bank	20,979	906,083
FirstMerit Corp.	51,150	1,146,783
Fulton Financial Corp.	60,228	758,271
Glacier Bancorp Inc.[a]	22,159	539,350
Hancock Holding Co.	26,036	852,939
Huntington Bancshares Inc.	258,746	2,212,278
IBERIABANK Corp.	9,128	536,727
International Bancshares Corp.	16,814	407,067
KeyCorp	284,108	3,491,687
M&T Bank Corp.	37,833	4,421,164
MB Financial Inc.	16,897	486,296

Security	Shares	Value

National Penn Bancshares Inc.	36,303	$391,709
Old National Bancorp	31,156	448,958
PNC Financial Services Group Inc. (The)[c]	163,400	12,426,570
Popular Inc.[b]	31,768	1,045,167
PrivateBancorp Inc.	19,406	457,788
Prosperity Bancshares Inc.	14,450	852,839
Regions Financial Corp.	436,230	4,366,662
Signature Bank[a,b]	14,591	1,335,806
SunTrust Banks Inc.	166,341	5,787,003
Susquehanna Bancshares Inc.	57,480	764,484
SVB Financial Group[b]	13,907	1,212,969
Synovus Financial Corp.	263,191	876,426
TCF Financial Corp.	50,401	768,111
Texas Capital Bancshares Inc.[a,b]	12,580	572,264
Trustmark Corp.	20,738	559,304
U.S. Bancorp	570,872	21,304,943
UMB Financial Corp.	9,984	597,043
Umpqua Holdings Corp.	34,831	586,554
United Bankshares Inc.[a]	6,925	196,116
Valley National Bancorp[a]	61,014	631,495
Webster Financial Corp.	27,859	758,879
Wells Fargo & Co.	1,520,250	66,130,875
Westamerica Bancorp[a]	8,363	401,340
Wintrust Financial Corp.	11,407	466,660
Zions Bancorp	56,862	1,685,390

		170,788,221
CONSUMER FINANCE — 7.89%
American Express Co.	295,009	21,762,814
Capital One Financial Corp.	180,300	12,444,306
Cash America International Inc.	8,828	370,776
Discover Financial Services	151,366	7,494,131
Portfolio Recovery Associates Inc.[a,b]	5,209	777,756
SLM Corp.	137,096	3,387,642

		46,237,425
DIVERSIFIED FINANCIAL SERVICES — 32.40%
Bank of America Corp.	3,327,236	48,577,646
CBOE Holdings Inc.	26,833	1,344,333
Citigroup Inc.	939,146	48,967,072
CME Group Inc.	94,814	7,014,340
IntercontinentalExchange Inc.[a,b]	22,463	4,098,374
J.P. Morgan Chase & Co.	1,166,555	65,012,110
McGraw Hill Financial Inc.	84,592	5,232,861
Moody’s Corp.	59,858	4,056,577
MSCI Inc. Class Aa,b	37,260	1,305,963
NASDAQ OMX Group Inc. (The)	36,222	1,173,593
NYSE Euronext Inc.	74,999	3,161,958

		189,944,827
INSURANCE — 0.28%
Fidelity National Financial Inc. Class A	66,079	1,617,614

		1,617,614
IT SERVICES — 8.61%
MasterCard Inc. Class A	32,276	19,708,048
Visa Inc. Class A	156,425	27,688,789
Western Union Co.	171,955	3,088,312

		50,485,149

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

July 31, 2013

Security	Shares	Value

PROFESSIONAL SERVICES — 0.40%
Equifax Inc.	37,230	$2,354,053

		2,354,053
THRIFTS & MORTGAGE FINANCE — 1.63%
Capitol Federal Financial Inc.	42,389	534,525
Hudson City Bancorp Inc.	146,724	1,402,681
MGIC Investment Corp.[a,b]	104,247	796,447
New York Community Bancorp Inc.	136,074	2,064,243
Ocwen Financial Corp.[a,b]	36,008	1,714,701
People’s United Financial Inc.	104,289	1,564,335
Radian Group Inc.	53,345	749,497
Washington Federal Inc.	32,161	699,502

		9,525,931

TOTAL COMMON STOCKS
(Cost: $547,689,688)		585,467,711

SHORT-TERM INVESTMENTS — 1.21%

MONEY MARKET FUNDS — 1.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	6,017,444	6,017,444
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	385,322	385,322
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	680,820	680,820

		7,083,586

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,083,586)		7,083,586

TOTAL INVESTMENTS IN SECURITIES — 101.08%
(Cost: $554,773,274)		592,551,297
Other Assets, Less Liabilities — (1.08)%		(6,323,458)

NET ASSETS — 100.00%		$586,227,839

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

91

Schedule of Investments  (Unaudited)

iSHARES® U.S. FINANCIALS ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

CAPITAL MARKETS — 11.30%
Affiliated Managers Group Inc.[a]	19,833	$3,576,882
Ameriprise Financial Inc.	75,630	6,731,070
Bank of New York Mellon Corp. (The)	435,492	13,696,223
BlackRock Inc.[b]	46,826	13,203,059
Charles Schwab Corp. (The)	413,212	9,127,853
E*TRADE Financial Corp.[a]	107,895	1,607,636
Eaton Vance Corp. NVS	45,677	1,848,548
Federated Investors Inc. Class B	35,475	1,029,839
Franklin Resources Inc.	155,097	7,581,141
Goldman Sachs Group Inc. (The)	161,811	26,541,858
Greenhill & Co. Inc.	9,861	496,403
Invesco Ltd.	166,862	5,371,288
Janus Capital Group Inc.[c]	71,402	669,037
Legg Mason Inc.	41,906	1,441,147
Morgan Stanley	515,134	14,016,796
Northern Trust Corp.	81,670	4,780,962
Raymond James Financial Inc.	42,539	1,874,694
SEI Investments Co.	50,583	1,598,929
State Street Corp.	171,144	11,923,603
Stifel Financial Corp.[a,c]	22,243	837,449
T. Rowe Price Group Inc.	97,385	7,327,247
TD Ameritrade Holding Corp.	86,913	2,349,258
Waddell & Reed Financial Inc. Class A	32,321	1,650,310

		139,281,232
COMMERCIAL BANKS — 16.87%
Associated Banc-Corp	63,921	1,082,822
BancorpSouth Inc.[c]	31,539	619,741
Bank of Hawaii Corp.	17,134	953,336
BB&T Corp.	263,610	9,408,241
BOK Financial Corp.	10,274	685,173
CapitalSource Inc.	73,638	891,020
Cathay General Bancorp	27,582	655,348
CIT Group Inc.[a,c]	75,681	3,792,375
City National Corp.	17,917	1,245,769
Comerica Inc.	70,192	2,985,968
Commerce Bancshares Inc.	28,987	1,322,677
Cullen/Frost Bankers Inc.	22,768	1,640,207
East West Bancorp Inc.	51,204	1,578,619
F.N.B. Corp.	54,403	687,654
Fifth Third Bancorp	328,074	6,308,863
First Financial Bankshares Inc.[c]	11,259	694,117
First Horizon National Corp.	90,723	1,118,615
First Niagara Financial Group Inc.	133,142	1,423,288
First Republic Bank	26,065	1,125,747
FirstMerit Corp.	62,195	1,394,412
Fulton Financial Corp.	73,370	923,728
Glacier Bancorp Inc.[c]	27,077	659,054
Hancock Holding Co.	31,924	1,045,830
Huntington Bancshares Inc.	315,488	2,697,422
IBERIABANK Corp.	11,171	656,855
International Bancshares Corp.	20,459	495,312
KeyCorp	346,228	4,255,142
M&T Bank Corp.	46,074	5,384,208
MB Financial Inc.	20,619	593,415

Security	Shares	Value

National Penn Bancshares Inc.	44,348	$478,515
Old National Bancorp	38,122	549,338
PNC Financial Services Group Inc. (The)[b]	198,680	15,109,614
Popular Inc.[a]	38,825	1,277,343
PrivateBancorp Inc.	23,668	558,328
Prosperity Bancshares Inc.	17,689	1,044,005
Regions Financial Corp.	530,241	5,307,712
Signature Bank[a,c]	17,781	1,627,851
SunTrust Banks Inc.	202,227	7,035,477
Susquehanna Bancshares Inc.	70,127	932,689
SVB Financial Group[a,c]	16,969	1,480,036
Synovus Financial Corp.	319,890	1,065,234
TCF Financial Corp.	61,795	941,756
Texas Capital Bancshares Inc.[a,c]	15,346	698,090
Trustmark Corp.	25,267	681,451
U.S. Bancorp	694,212	25,907,992
UMB Financial Corp.	12,429	743,254
Umpqua Holdings Corp.	42,092	708,829
United Bankshares Inc.	8,606	243,722
Valley National Bancorp	76,584	792,644
Webster Financial Corp.	33,943	924,607
Wells Fargo & Co.	1,848,680	80,417,580
Westamerica Bancorp	10,833	519,876
Wintrust Financial Corp.	13,922	569,549
Zions Bancorp	69,318	2,054,586

		207,995,036
CONSUMER FINANCE — 4.56%
American Express Co.	358,815	26,469,783
Capital One Financial Corp.	219,245	15,132,290
Cash America International Inc.[c]	10,739	451,038
Discover Financial Services	184,064	9,113,009
Portfolio Recovery Associates Inc.[a,c]	6,353	948,566
SLM Corp.	167,041	4,127,583

		56,242,269
DIVERSIFIED FINANCIAL SERVICES — 18.73%
Bank of America Corp.	4,046,338	59,076,535
CBOE Holdings Inc.	32,836	1,645,084
Citigroup Inc.	1,142,177	59,553,109
CME Group Inc.	115,250	8,526,195
IntercontinentalExchange Inc.[a,c]	27,300	4,980,885
J.P. Morgan Chase & Co.	1,418,646	79,061,142
McGraw Hill Financial Inc.	102,976	6,370,095
Moody’s Corp.	72,730	4,928,912
MSCI Inc. Class Aa	45,785	1,604,764
NASDAQ OMX Group Inc. (The)	44,286	1,434,866
NYSE Euronext Inc.	91,090	3,840,354

		231,021,941
INSURANCE — 24.15%
ACE Ltd.	127,754	11,674,161
Aflac Inc.	175,103	10,800,353
Alleghany Corp.[a,c]	6,333	2,557,772
Allied World Assurance Co. Holdings Ltd.	13,032	1,233,479
Allstate Corp. (The)	175,958	8,970,339
American Financial Group Inc.	28,346	1,465,205
American International Group Inc.[a]	554,316	25,226,921
Aon PLC	116,063	7,834,252
Arch Capital Group Ltd.[a,c]	49,784	2,695,804

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

July 31, 2013

Security	Shares	Value

Argo Group International Holdings Ltd.[c]	10,401	$464,405
Arthur J. Gallagher & Co.	47,686	2,116,305
Aspen Insurance Holdings Ltd.	25,609	960,081
Assurant Inc.	28,951	1,567,986
Assured Guaranty Ltd.	72,780	1,574,959
Axis Capital Holdings Ltd.[c]	41,399	1,803,340
Berkshire Hathaway Inc. Class Ba	684,774	79,344,763
Brown & Brown Inc.	44,421	1,465,449
Chubb Corp. (The)	97,329	8,418,958
Cincinnati Financial Corp.	55,276	2,708,524
CNO Financial Group Inc.	83,566	1,193,322
Endurance Specialty Holdings Ltd.[c]	16,197	852,448
Erie Indemnity Co. Class A	9,670	777,178
Everest Re Group Ltd.	18,786	2,508,495
Fidelity National Financial Inc. Class A	80,376	1,967,604
First American Financial Corp.	40,748	926,202
Genworth Financial Inc. Class Aa	184,329	2,394,434
Hanover Insurance Group Inc. (The)	16,540	890,348
Hartford Financial Services Group Inc. (The)	171,113	5,280,547
HCC Insurance Holdings Inc.	37,765	1,681,675
Kemper Corp.	20,304	709,625
Lincoln National Corp.	100,597	4,191,877
Loews Corp.	115,478	5,260,023
Markel Corp.[a]	4,888	2,590,640
Marsh & McLennan Companies Inc.	206,794	8,658,465
MBIA Inc.[a,c]	52,993	715,406
Mercury General Corp.	9,676	427,679
MetLife Inc.	411,046	19,902,847
Montpelier Re Holdings Ltd.[c]	20,077	542,280
Old Republic International Corp.	90,797	1,312,017
PartnerRe Ltd.[c]	21,981	1,968,179
Platinum Underwriters Holdings Ltd.	11,905	691,561
Principal Financial Group Inc.	103,458	4,485,939
ProAssurance Corp.	23,502	1,258,062
Progressive Corp. (The)	208,547	5,424,307
Protective Life Corp.	29,514	1,278,842
Prudential Financial Inc.	174,898	13,811,695
Reinsurance Group of America Inc.	27,263	1,856,338
RenaissanceRe Holdings Ltd.[c]	16,734	1,455,356
RLI Corp.	6,500	536,510
Selective Insurance Group Inc.	20,876	510,418
StanCorp Financial Group Inc.	16,710	887,134
Torchmark Corp.	34,787	2,472,660
Travelers Companies Inc. (The)	141,362	11,810,795
Unum Group	100,385	3,176,181
Validus Holdings Ltd.	36,871	1,306,340
W.R. Berkley Corp.	41,856	1,773,439
White Mountains Insurance Group Ltd.[c]	1,953	1,167,894
Willis Group Holdings PLC	65,431	2,800,447
XL Group PLC	108,936	3,415,144

		297,753,409
IT SERVICES — 4.98%
MasterCard Inc. Class A	39,227	23,952,398
Visa Inc. Class A	190,175	33,662,877
Western Union Co.	209,494	3,762,512

		61,377,787
PROFESSIONAL SERVICES — 0.23%
Equifax Inc.	45,366	2,868,492

		2,868,492

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 17.26%
Alexandria Real Estate Equities Inc.	26,718	$1,830,183
American Campus Communities Inc.	39,837	1,530,139
American Capital Agency Corp.	148,580	3,347,507
American Realty Capital Properties Inc.	69,141	999,087
American Tower Corp.	148,621	10,520,881
Annaly Capital Management Inc.[c]	356,196	4,245,856
Apartment Investment and Management Co. Class A	55,498	1,630,531
ARMOUR Residential REIT Inc.	140,703	627,535
AvalonBay Communities Inc.	45,745	6,191,128
BioMed Realty Trust Inc.[c]	70,995	1,466,757
Boston Properties Inc.	57,130	6,110,054
Brandywine Realty Trust[c]	58,859	820,494
BRE Properties Inc. Class A	29,253	1,552,164
Camden Property Trust	32,010	2,257,985
CBL & Associates Properties Inc.	61,440	1,398,989
Chimera Investment Corp.	386,504	1,151,782
Colonial Properties Trust[c]	31,774	769,249
CommonWealth REIT	44,089	1,017,133
Corporate Office Properties Trust	31,721	808,251
Corrections Corp. of America	42,856	1,416,391
CubeSmart	46,165	747,873
CYS Investments Inc.	65,672	545,078
DCT Industrial Trust Inc.	110,120	827,001
DDR Corp.[c]	94,160	1,608,253
DiamondRock Hospitality Co.[c]	74,895	726,482
Digital Realty Trust Inc.[c]	48,397	2,675,870
Douglas Emmett Inc.[c]	50,371	1,259,779
Duke Realty Corp.[c]	122,477	2,017,196
DuPont Fabros Technology Inc.[c]	24,209	554,628
EastGroup Properties Inc.[c]	11,817	731,000
EPR Properties	17,964	905,026
Equity Lifestyle Properties, Inc.	29,847	1,148,811
Equity Residential	120,518	6,749,008
Essex Property Trust Inc.[c]	14,395	2,321,770
Extra Space Storage Inc.	38,965	1,638,478
Federal Realty Investment Trust	24,667	2,598,175
Franklin Street Properties Corp.[c]	33,775	449,545
General Growth Properties Inc.	169,513	3,515,700
GEO Group Inc. (The)	24,165	839,009
Hatteras Financial Corp.	37,165	746,645
HCP Inc.	170,694	7,488,346
Health Care REIT Inc.[c]	106,845	6,890,434
Healthcare Realty Trust Inc.	34,546	888,178
Highwoods Properties Inc.	31,633	1,147,645
Home Properties Inc.	21,048	1,343,073
Hospitality Properties Trust[c]	52,582	1,498,061
Host Hotels & Resorts Inc.[c]	280,299	5,006,140
Invesco Mortgage Capital Inc.	50,599	831,342
Kilroy Realty Corp.[c]	28,647	1,499,384
Kimco Realty Corp.	153,978	3,472,204
LaSalle Hotel Properties[c]	36,461	982,259
Lexington Realty Trust[c]	69,194	867,693
Liberty Property Trust	45,597	1,742,261
Macerich Co. (The)	51,727	3,209,660
Mack-Cali Realty Corp.	32,690	786,521
Medical Properties Trust Inc.[c]	56,461	824,331
MFA Financial Inc.	135,903	1,084,506
Mid-America Apartment Communities Inc.[c]	16,342	1,103,902
National Retail Properties Inc.[c]	44,491	1,556,740
Omega Healthcare Investors Inc.[c]	43,677	1,390,239
Piedmont Office Realty Trust Inc. Class A	63,712	1,152,550

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

July 31, 2013

Security	Shares	Value

Plum Creek Timber Co. Inc.[c]	61,581	$3,003,921
Post Properties Inc.	20,638	960,080
Potlatch Corp.	15,549	684,622
Prologis Inc.	187,189	7,180,570
Public Storage	54,229	8,634,341
Rayonier Inc.[c]	47,472	2,774,264
Realty Income Corp.[c]	66,815	2,900,439
Redwood Trust Inc.[c]	30,889	523,260
Regency Centers Corp.[c]	34,905	1,840,541
RLJ Lodging Trust	45,602	1,104,480
Ryman Hospitality Properties Inc.	19,420	723,395
Senior Housing Properties Trust[c]	71,130	1,788,920
Simon Property Group Inc.	116,681	18,675,961
SL Green Realty Corp.[c]	32,187	2,917,752
Sovran Self Storage Inc.	11,856	819,250
Starwood Property Trust Inc.	60,996	1,549,298
Sunstone Hotel Investors Inc.[a]	61,260	792,704
Tanger Factory Outlet Centers Inc.	36,073	1,169,847
Taubman Centers Inc.	23,644	1,731,214
Two Harbors Investment Corp.	137,495	1,379,075
UDR Inc.[c]	92,030	2,304,431
Ventas Inc.[c]	110,086	7,237,054
Vornado Realty Trust	64,169	5,442,173
Washington Real Estate Investment Trust	25,794	693,343
Weingarten Realty Investors[c]	42,131	1,319,543
Weyerhaeuser Co.	216,392	6,145,533
WP Carey Inc.	21,281	1,502,864

		212,861,767
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.83%
Alexander & Baldwin Inc.[a]	16,185	716,833
CBRE Group Inc. Class Aa	114,223	2,646,547
Forest City Enterprises Inc. Class Aa,c	57,294	1,003,791
Howard Hughes Corp. (The)[a,c]	11,186	1,221,623
Jones Lang LaSalle Inc.	16,576	1,508,913
Realogy Holdings Corp.[a]	54,583	2,454,052
St. Joe Co. (The)[a,c]	32,435	735,626

		10,287,385
THRIFTS & MORTGAGE FINANCE — 0.94%
Capitol Federal Financial Inc.	52,873	666,728
Hudson City Bancorp Inc.	178,789	1,709,223
MGIC Investment Corp.[a]	126,804	968,783
New York Community Bancorp Inc.	165,693	2,513,563
Ocwen Financial Corp.[a]	43,867	2,088,946
People’s United Financial Inc.	126,489	1,897,335
Radian Group Inc.	64,905	911,915
Washington Federal Inc.	39,181	852,187

		11,608,680

TOTAL COMMON STOCKS
(Cost: $1,158,912,774)		1,231,297,998

SHORT-TERM INVESTMENTS — 4.35%

MONEY MARKET FUNDS — 4.35%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.16%[b],d,e	48,562,913	48,562,913

Security	Shares	Value

BlackRock Cash Funds: Prime,
SL Agency Shares
0.13%[b],d,e	3,109,684	$3,109,684
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[b],d	1,917,253	1,917,253

		53,589,850

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,589,850)		53,589,850

TOTAL INVESTMENTS IN SECURITIES — 104.20%
(Cost: $1,212,502,624)		1,284,887,848
Other Assets, Less Liabilities — (4.20)%		(51,758,662)

NET ASSETS — 100.00%		$1,233,129,186

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

94

Schedule of Investments  (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.73%

BIOTECHNOLOGY — 19.69%
Acorda Therapeutics Inc.[a,b]	29,807	$1,131,772
Alexion Pharmaceuticals Inc.[a]	142,919	16,611,475
Alkermes PLC[a]	97,252	3,265,722
Amgen Inc.	549,296	59,483,264
Arena Pharmaceuticals Inc.[a,b]	159,891	1,111,242
ARIAD Pharmaceuticals Inc.[a,b]	135,674	2,520,823
Biogen Idec Inc.[a]	173,874	37,927,135
BioMarin Pharmaceutical Inc.[a]	101,820	6,582,663
Celgene Corp.[a]	305,458	44,859,562
Cepheid Inc.[a,b]	49,308	1,719,370
Cubist Pharmaceuticals Inc.[a,b]	47,899	2,985,545
Gilead Sciences Inc.[a]	1,117,213	68,652,739
Incyte Corp.[a,b]	99,664	2,333,134
Isis Pharmaceuticals Inc.[a,b]	82,038	2,366,796
Medivation Inc.[a]	54,747	3,168,209
Myriad Genetics Inc.[a,b]	58,501	1,735,725
Onyx Pharmaceuticals Inc.[a]	53,183	6,982,928
PDL BioPharma Inc.[b]	102,389	831,399
Pharmacyclics Inc.[a]	38,260	4,156,184
Regeneron Pharmaceuticals Inc.[a]	55,947	15,109,047
Seattle Genetics Inc.[a,b]	77,487	3,139,773
Theravance Inc.[a,b]	51,115	1,970,994
United Therapeutics Corp.[a]	33,901	2,537,151
Vertex Pharmaceuticals Inc.[a]	162,146	12,939,251

		304,121,903
COMMERCIAL SERVICES & SUPPLIES — 0.08%
Healthcare Services Group Inc.	50,239	1,236,382

		1,236,382
HEALTH CARE EQUIPMENT & SUPPLIES — 17.55%
Abbott Laboratories	1,141,703	41,820,581
Alere Inc.[a]	56,155	1,875,577
Align Technology Inc.[a]	52,581	2,263,086
Baxter International Inc.	396,920	28,991,037
Becton, Dickinson and Co.	142,289	14,758,215
Boston Scientific Corp.[a]	987,933	10,788,228
C.R. Bard Inc.	54,810	6,281,226
CareFusion Corp.[a]	160,966	6,208,459
Cooper Companies Inc. (The)	35,592	4,532,641
Covidien PLC	344,603	21,237,883
DENTSPLY International Inc.	104,801	4,493,867
Edwards Lifesciences Corp.[a]	82,687	5,902,198
Haemonetics Corp.[a,b]	37,531	1,584,559
Hill-Rom Holdings Inc.	43,889	1,626,965
Hologic Inc.[a,b]	196,931	4,470,334
IDEXX Laboratories Inc.[a,b]	39,566	3,877,072
Intuitive Surgical Inc.[a]	29,370	11,395,560
Masimo Corp.	37,657	877,032
Medtronic Inc.	740,726	40,917,704
ResMed Inc.[b]	104,245	4,967,274
Sirona Dental Systems Inc.[a]	40,370	2,850,122
St. Jude Medical Inc.	207,510	10,871,449
Steris Corp.	43,303	1,949,501

Security	Shares	Value

Stryker Corp.	210,407	$14,825,277
Teleflex Inc.	30,174	2,396,721
Thoratec Corp.[a,b]	42,154	1,382,230
Varian Medical Systems Inc.[a]	79,410	5,757,225
West Pharmaceutical Services Inc.	25,353	1,870,037
Zimmer Holdings Inc.	123,332	10,295,755

		271,067,815
HEALTH CARE PROVIDERS & SERVICES — 14.60%
Aetna Inc.	276,997	17,774,898
Brookdale Senior Living Inc.[a]	72,296	2,105,260
Centene Corp.[a]	39,952	2,216,137
Cigna Corp.	208,951	16,262,656
Community Health Systems Inc.	68,877	3,172,475
DaVita HealthCare Partners Inc.[a]	61,986	7,215,790
Express Scripts Holding Co.[a]	597,860	39,189,723
HCA Holdings Inc.	179,661	7,006,779
Health Management Associates Inc. Class Aa,b	189,419	2,553,368
Health Net Inc.(a)	58,264	1,786,957
HealthSouth Corp.[a],b	64,055	2,085,631
Henry Schein Inc.[a]	63,777	6,621,966
Humana Inc.	115,353	10,527,115
Laboratory Corp. of America Holdings[a]	68,050	6,583,157
LifePoint Hospitals Inc.[a]	34,779	1,709,736
Magellan Health Services Inc.[a,b]	19,866	1,135,342
MEDNAX Inc.[a]	36,522	3,557,973
Owens & Minor Inc.[b]	46,500	1,672,140
Patterson Companies Inc.	61,423	2,511,586
Quest Diagnostics Inc.[b]	115,666	6,744,484
Tenet Healthcare Corp.[a]	75,672	3,378,755
UnitedHealth Group Inc.	747,057	54,423,102
Universal Health Services Inc. Class B	65,222	4,562,279
WellCare Health Plans Inc.[a]	31,899	1,946,796
WellPoint Inc.	219,935	18,817,639

		225,561,744
HEALTH CARE TECHNOLOGY — 0.10%
HMS Holdings Corp.[a,b]	64,370	1,557,110

		1,557,110
LIFE SCIENCES TOOLS & SERVICES — 3.74%
Bio-Rad Laboratories Inc. Class Aa	14,890	1,816,431
Charles River Laboratories International Inc.[a]	35,967	1,637,937
Covance Inc.[a,b]	40,809	3,366,742
Illumina Inc.[a,b]	91,049	7,267,531
Life Technologies Corp.[a]	126,210	9,415,266
PAREXEL International Corp.[a,b]	41,699	2,062,016
TECHNE Corp.	25,462	1,877,568
Thermo Fisher Scientific Inc.	262,878	23,950,815
Waters Corp.[a]	62,779	6,336,912

		57,731,218
PHARMACEUTICALS — 43.97%
AbbVie Inc.	1,159,966	52,755,254
Actavis Inc.[a]	93,556	12,561,764
Allergan Inc.	217,043	19,776,958
Bristol-Myers Squibb Co.	1,203,041	52,019,493
Eli Lilly and Co.	726,088	38,562,534
Endo Health Solutions Inc.[a]	82,011	3,154,143

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

July 31, 2013

Security	Shares	Value

Forest Laboratories Inc.[a]	171,867	$7,486,527
Hospira Inc.[a]	121,401	4,941,021
Impax Laboratories Inc.[a]	47,419	983,470
Jazz Pharmaceuticals PLC[a]	36,995	2,793,492
Johnson & Johnson	2,057,257	192,353,530
Mallinckrodt PLC[a]	44,804	2,056,056
Merck & Co. Inc.	2,211,609	106,533,206
Mylan Inc.[a]	279,043	9,364,683
Nektar Therapeutics[a]	84,176	943,613
Perrigo Co.	64,773	8,057,113
Pfizer Inc.	4,887,580	142,863,963
Questcor Pharmaceuticals Inc.[b]	43,009	2,873,861
Salix Pharmaceuticals Ltd.[a]	38,238	2,825,788
ViroPharma Inc.[a,b]	47,951	1,645,678
VIVUS Inc.[a,b]	73,530	1,088,979
Warner Chilcott PLC Class A	128,905	2,746,966
Zoetis Inc.	366,294	10,919,224

		679,307,316

TOTAL COMMON STOCKS
(Cost: $1,369,353,136)		1,540,583,488

SHORT-TERM INVESTMENTS — 2.76%

MONEY MARKET FUNDS — 2.76%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.16%[c],d,e	37,847,160	37,847,160
BlackRock Cash Funds: Prime,
SL Agency Shares
0.13%[c],d,e	2,423,510	2,423,510
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c],d	2,344,701	2,344,701

		42,615,371

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,615,371)		42,615,371

TOTAL INVESTMENTS IN SECURITIES — 102.49%
(Cost: $1,411,968,507)		1,583,198,859
Other Assets, Less Liabilities — (2.49)%		(38,412,973)

NET ASSETS — 100.00%		$1,544,785,886

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

96

Schedule of Investments  (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

DIVERSIFIED SUPPORT SERVICES — 0.95%
Healthcare Services Group Inc.	171,425	$4,218,769

		4,218,769
HEALTH CARE SERVICES — 27.68%
Accretive Health Inc.[a],b	168,873	1,685,352
Air Methods Corp.[b]	90,413	3,036,973
Amedisys Inc.[a,b]	107,958	1,350,555
Bio-Reference Laboratories Inc.[a,b]	73,830	1,974,952
BioScrip Inc.[a,b]	158,286	2,572,147
DaVita HealthCare Partners Inc.[a]	126,943	14,777,435
Express Scripts Holding Co.[a]	786,300	51,541,965
IPC The Hospitalist Co. Inc.[a,b]	48,643	2,450,148
Laboratory Corp. of America Holdings[a,b]	145,224	14,048,970
MEDNAX Inc.[a]	94,230	9,179,887
Quest Diagnostics Inc.[b]	242,938	14,165,715
Team Health Holdings Inc.[a]	148,298	5,964,545

		122,748,644
HEALTH CARE DISTRIBUTORS — 0.33%
PharMerica Corp.[a,b]	99,518	1,456,944

		1,456,944
HEALTH CARE FACILITIES — 19.67%
Acadia Healthcare Co. Inc.[a,b]	92,940	3,426,698
AmSurg Corp.[a]	85,771	3,354,504
Brookdale Senior Living Inc.[a]	215,012	6,261,149
Capital Senior Living Corp.[a,b]	82,589	1,902,851
Community Health Systems Inc.	175,571	8,086,800
Emeritus Corp.[a]	110,277	2,557,324
Ensign Group Inc. (The)	55,080	2,106,259
Hanger Inc.[a,b]	94,070	3,473,064
HCA Holdings Inc.	377,657	14,728,623
Health Management Associates Inc. Class Aa	500,953	6,752,846
HealthSouth Corp.[a,b]	190,980	6,218,309
Kindred Healthcare Inc.[a,b]	161,782	2,484,972
LifePoint Hospitals Inc.[a]	104,750	5,149,510
Select Medical Holdings Corp.	144,940	1,300,112
Tenet Healthcare Corp.[a]	192,292	8,585,838
Universal Health Services Inc. Class B	154,655	10,818,117

		87,206,976
HEALTH CARE TECHNOLOGY — 1.58%
HealthStream Inc.[a,b]	64,928	2,045,232
HMS Holdings Corp.[a,b]	205,265	4,965,360

		7,010,592
LIFE SCIENCES TOOLS & SERVICES — 3.39%
Covance Inc.[a]	107,665	8,882,363
PAREXEL International Corp.[a,b]	124,207	6,142,036

		15,024,399

Security	Shares	Value

MANAGED HEALTH CARE — 46.24%
Aetna Inc.	464,106	$29,781,682
Centene Corp.[a,b]	117,953	6,542,853
Cigna Corp.	364,679	28,382,967
Health Net Inc.[a]	176,209	5,404,330
Humana Inc.	227,225	20,736,553
Magellan Health Services Inc.[a]	68,196	3,897,401
Molina Healthcare Inc.[a]	79,267	2,942,391
Triple-S Management Corp. Class Ba,b	75,616	1,645,404
UnitedHealth Group Inc.	918,815	66,935,673
Universal American Corp.[b]	126,686	1,373,276
WellCare Health Plans Inc.[a]	98,612	6,018,290
WellPoint Inc.	367,017	31,401,975

		205,062,795

TOTAL COMMON STOCKS
(Cost: $393,616,827)		442,729,119

SHORT-TERM INVESTMENTS — 11.90%

MONEY MARKET FUNDS — 11.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],d,e	48,744,259	48,744,259
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%c,[d,e]	3,121,296	3,121,296
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	883,432	883,432

		52,748,987

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,748,987)		52,748,987

TOTAL INVESTMENTS IN SECURITIES — 111.74%
(Cost: $446,365,814)		495,478,106
Other Assets, Less Liabilities — (11.74)%		(52,047,977)

NET ASSETS — 100.00%		$443,430,129

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

BUILDING PRODUCTS — 12.34%
Fortune Brands Home & Security Inc.	1,091,797	$45,102,134
Lennox International Inc.	514,023	36,917,132
Masco Corp.	2,141,220	43,937,835
Owens Corning[a]	925,274	36,539,070
Quanex Building Products Corp.	1,191,718	20,283,040
Universal Forest Products Inc.	563,091	23,227,504
USG Corp.[a,b]	1,214,715	30,525,788

		236,532,503
CONSTRUCTION MATERIALS — 1.68%
Eagle Materials Inc.	478,117	32,263,335

		32,263,335
FOREST PRODUCTS — 1.52%
Louisiana-Pacific Corp.[a]	1,790,348	29,111,058

		29,111,058
HOME FURNISHINGS — 5.48%
Ethan Allen Interiors Inc.[b]	710,308	21,572,054
Leggett & Platt Inc.	1,178,963	37,031,228
Mohawk Industries Inc.[a]	389,825	46,385,276

		104,988,558
HOME IMPROVEMENT RETAIL — 10.79%
Home Depot Inc. (The)	1,199,018	94,758,393
Lowe’s Companies Inc.	1,744,157	77,754,519
Lumber Liquidators Holdings Inc.[a,b]	355,227	34,393,078

		206,905,990
HOMEBUILDING — 62.06%
Cavco Industries Inc.[a,b]	326,683	17,898,961
D.R. Horton Inc.	8,536,361	171,580,856
Hovnanian Enterprises Inc. Class Aa,b	4,823,989	25,808,341
KB Home	3,176,660	56,385,715
Lennar Corp. Class Ab	5,063,500	171,500,745
M.D.C. Holdings Inc.	1,552,484	49,120,594
M/I Homes Inc.[a,b]	1,104,210	23,475,505
Meritage Homes Corp.[a,b]	1,240,164	56,129,823
NVR Inc.[a]	151,293	140,036,801
PulteGroup Inc.[a]	10,267,926	170,755,609
Ryland Group Inc. (The)	1,757,310	71,065,616
Standard-Pacific Corp.[a,b]	5,796,171	47,412,679
Taylor Morrison Home Corp. Class Aa	1,265,873	30,672,103
Toll Brothers Inc.[a,b]	4,795,862	157,639,984

		1,189,483,332
SPECIALTY CHEMICALS — 2.72%
Sherwin-Williams Co. (The)	299,664	52,192,479

		52,192,479

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 3.25%
Beacon Roofing Supply Inc.[a,b]	701,432	$28,611,411
Watsco Inc.	360,759	33,676,853

		62,288,264

TOTAL COMMON STOCKS (Cost: $1,886,395,418)		1,913,765,519

SHORT-TERM INVESTMENTS — 8.53%

MONEY MARKET FUNDS — 8.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	151,599,447	151,599,447
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	9,707,540	9,707,540
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,272,641	2,272,641

		163,579,628

TOTAL SHORT-TERM INVESTMENTS (Cost: $163,579,628)		163,579,628

TOTAL INVESTMENTS IN SECURITIES — 108.37% (Cost: $2,049,975,046)		2,077,345,147
Other Assets, Less Liabilities — (8.37)%		(160,545,402)

NET ASSETS — 100.00%		$1,916,799,745

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

98

Schedule of Investments  (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 19.36%
Alliant Techsystems Inc.	17,105	$1,592,475
B/E Aerospace Inc.[a]	55,329	3,856,985
Boeing Co. (The)	360,912	37,931,851
Curtiss-Wright Corp.	24,728	1,004,946
DigitalGlobe Inc.[a]	39,344	1,274,746
Esterline Technologies Corp.[a]	16,526	1,345,877
Exelis Inc.	99,340	1,468,245
General Dynamics Corp.	175,507	14,977,767
HEICO Corp.	23,819	1,352,919
Hexcel Corp.[a]	52,950	1,864,369
Honeywell International Inc.	415,871	34,508,976
Huntington Ingalls Industries Inc.	26,651	1,657,159
L-3 Communications Holdings Inc.	47,655	4,439,063
Lockheed Martin Corp.	140,582	16,886,710
Moog Inc. Class Aa,b	23,930	1,345,823
Northrop Grumman Corp.	124,330	11,445,820
Precision Castparts Corp.	77,355	17,151,151
Raytheon Co.	171,615	12,328,822
Rockwell Collins Inc.	71,810	5,110,718
Spirit AeroSystems Holdings Inc. Class Aa	58,425	1,481,658
Teledyne Technologies Inc.[a]	19,745	1,582,957
Textron Inc.	147,168	4,029,460
TransDigm Group Inc.	24,087	3,482,739
Triumph Group Inc.	27,381	2,148,313
United Technologies Corp.	447,028	47,192,746

		231,462,295
AIR FREIGHT & LOGISTICS — 5.08%
C.H. Robinson Worldwide Inc.	84,977	5,066,329
Expeditors International of Washington Inc.	109,405	4,411,209
FedEx Corp.	155,783	16,512,998
Forward Air Corp.	15,949	583,255
Hub Group Inc. Class Aa	18,697	715,160
United Parcel Service Inc. Class B	375,556	32,598,261
UTi Worldwide Inc.	55,196	910,734

		60,797,946
BUILDING PRODUCTS — 1.26%
A.O. Smith Corp.	41,398	1,710,565
Fortune Brands Home & Security Inc.	87,182	3,601,488
Lennox International Inc.	24,214	1,739,049
Masco Corp.	189,088	3,880,086
Owens Corning[a]	62,850	2,481,947
Simpson Manufacturing Co. Inc.	21,275	702,501
USG Corp.[a]	37,735	948,281

		15,063,917
CHEMICALS — 1.99%
Ecolab Inc.	140,842	12,977,182
Sherwin-Williams Co. (The)	45,275	7,885,547
Valspar Corp. (The)	43,195	2,942,443

		23,805,172

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 4.30%
ABM Industries Inc.	26,887	$696,373
ADT Corp. (The)	115,817	4,641,945
Brink’s Co. (The)	25,321	676,830
Cintas Corp.	55,055	2,615,663
Clean Harbors Inc.[a,b]	28,461	1,606,339
Covanta Holding Corp.	68,969	1,435,245
Deluxe Corp.	26,866	1,101,775
Iron Mountain Inc.	88,702	2,465,916
Mine Safety Appliances Co.	16,488	876,008
R.R. Donnelley & Sons Co.[b]	95,783	1,818,919
Republic Services Inc.	157,040	5,325,226
Stericycle Inc.[a]	45,658	5,293,589
Tetra Tech Inc.[a,b]	34,284	809,102
Tyco International Ltd.	245,337	8,540,181
United Stationers Inc.	21,425	886,781
Waste Connections Inc.	65,235	2,822,066
Waste Management Inc.	232,106	9,755,415

		51,367,373
CONSTRUCTION & ENGINEERING — 2.11%
AECOM Technology Corp.[a,b]	54,767	1,856,601
Chicago Bridge & Iron Co. NV	56,554	3,369,487
EMCOR Group Inc.	35,432	1,462,633
Fluor Corp.	86,198	5,392,547
Foster Wheeler AGa	52,869	1,133,511
Granite Construction Inc.	18,811	569,033
Jacobs Engineering Group Inc.[a,b]	69,286	4,101,731
KBR Inc.	78,135	2,444,063
Quanta Services Inc.[a]	112,523	3,016,742
URS Corp.	40,313	1,874,555

		25,220,903
CONSTRUCTION MATERIALS — 0.67%
Eagle Materials Inc.	24,996	1,686,730
Martin Marietta Materials Inc.	24,278	2,418,089
Texas Industries Inc.[a]	11,114	690,624
Vulcan Materials Co.	68,665	3,239,615

		8,035,058
CONTAINERS & PACKAGING — 2.62%
AptarGroup Inc.	35,397	2,066,831
Ball Corp.	78,597	3,520,360
Bemis Co. Inc.	54,611	2,249,427
Crown Holdings Inc.[a]	75,970	3,329,765
Greif Inc. Class A	16,066	888,771
MeadWestvaco Corp.	93,499	3,454,788
Owens-Illinois Inc.[a]	86,959	2,587,030
Packaging Corp. of America	51,850	2,789,012
Rock-Tenn Co. Class A	38,095	4,356,163
Sealed Air Corp.	103,508	2,819,558
Silgan Holdings Inc.	23,904	1,153,129
Sonoco Products Co.	53,468	2,057,983

		31,272,817

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2013

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.07%
Outerwall Inc.[a,b]	14,804	$817,921

		817,921
DIVERSIFIED FINANCIAL SERVICES — 0.06%
PHH Corp.[a,b]	30,156	683,335

		683,335
ELECTRICAL EQUIPMENT — 6.32%
Acuity Brands Inc.	22,746	1,967,529
AMETEK Inc.	128,836	5,962,530
Babcock & Wilcox Co. (The)	59,256	1,809,678
Belden Inc.	23,435	1,373,525
Brady Corp. Class A	24,550	816,779
Eaton Corp. PLC	250,093	17,243,912
Emerson Electric Co.	379,991	23,320,048
EnerSys Inc.	25,614	1,355,493
General Cable Corp.	26,287	828,566
Hubbell Inc. Class B	28,232	3,030,705
Regal Beloit Corp.	23,907	1,546,305
Rockwell Automation Inc.	73,863	7,153,632
Roper Industries Inc.	52,368	6,596,273
Sensata Technologies Holding NVa	67,791	2,547,586

		75,552,561
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.70%
Amphenol Corp. Class A	84,534	6,640,991
Anixter International Inc.[a]	14,376	1,193,783
Arrow Electronics Inc.[a]	55,513	2,534,169
Avnet Inc.[a]	72,448	2,729,116
Benchmark Electronics Inc.[a]	28,839	637,919
Cognex Corp.	21,326	1,132,624
FEI Co.	20,371	1,577,734
FLIR Systems Inc.	75,261	2,443,725
IPG Photonics Corp.	15,212	926,411
Itron Inc.[a,b]	20,883	900,475
Jabil Circuit Inc.	97,872	2,250,077
Littelfuse Inc.	11,676	933,963
Molex Inc.	73,563	2,194,384
National Instruments Corp.	50,245	1,416,407
TE Connectivity Ltd.	219,630	11,209,915
Trimble Navigation Ltd.[a,b]	135,139	3,856,867
Universal Display Corp.[a,b]	21,214	614,145
Vishay Intertechnology Inc.[a]	69,749	1,003,688

		44,196,393
INDUSTRIAL CONGLOMERATES — 16.36%
3M Co.	335,628	39,412,796
Carlisle Companies Inc.	33,614	2,277,012
Danaher Corp.	307,584	20,712,707
General Electric Co.	5,465,054	133,183,366

		195,585,881
INTERNET SOFTWARE & SERVICES — 0.81%
CoStar Group Inc.[a,b]	14,328	2,243,049

Security	Shares	Value

LinkedIn Corp. Class Aa	36,765	$7,492,339

		9,735,388
IT SERVICES — 7.67%
Accenture PLC Class A	343,625	25,362,961
Alliance Data Systems Corp.[a,b]	26,033	5,148,807
Automatic Data Processing Inc.	256,498	18,490,941
Broadridge Financial Solutions Inc.	64,396	1,863,620
Convergys Corp.	55,480	1,050,236
CoreLogic Inc.[a]	50,415	1,406,578
Euronet Worldwide Inc.[a]	24,707	909,465
Fidelity National Information Services Inc.	155,005	6,690,016
Fiserv Inc.[a]	70,434	6,778,568
FleetCor Technologies Inc.[a]	34,841	3,127,677
Genpact Ltd.[b]	72,448	1,477,215
Global Payments Inc.	41,095	1,903,109
Jack Henry & Associates Inc.	45,700	2,207,310
Lender Processing Services Inc.	44,854	1,465,829
MAXIMUS Inc.	36,077	1,356,856
NeuStar Inc. Class Aa,b	28,463	1,596,205
Paychex Inc.	171,279	6,755,244
Total System Services Inc.	85,334	2,339,005
WEX Inc.[a,b]	20,611	1,791,920

		91,721,562
LIFE SCIENCES TOOLS & SERVICES — 1.14%
Agilent Technologies Inc.	182,142	8,147,212
Mettler-Toledo International Inc.[a,b]	15,949	3,518,349
PerkinElmer Inc.	59,426	2,025,832

		13,691,393
MACHINERY — 14.70%
Actuant Corp. Class A	38,644	1,364,520
AGCO Corp.	51,435	2,893,219
Caterpillar Inc.	347,535	28,814,127
CLARCOR Inc.	26,428	1,453,011
Colfax Corp.[a,b]	44,536	2,363,526
Crane Co.	25,829	1,572,986
Cummins Inc.	93,292	11,306,057
Deere & Co.	205,131	17,040,232
Donaldson Co. Inc.	71,465	2,590,606
Dover Corp.	90,475	7,748,279
Flowserve Corp.	75,713	4,291,413
Graco Inc.	32,516	2,268,966
Harsco Corp.	42,607	1,097,556
IDEX Corp.	43,434	2,590,838
Illinois Tool Works Inc.	219,065	15,781,443
Ingersoll-Rand PLC	146,970	8,972,518
ITT Corp.	47,486	1,483,463
Joy Global Inc.[b]	56,171	2,780,464
Kennametal Inc.	41,582	1,802,164
Lincoln Electric Holdings Inc.	43,847	2,588,727
Manitowoc Co. Inc. (The)	70,492	1,447,201
Mueller Industries Inc.	14,859	815,611
Navistar International Corp.[a,b]	42,319	1,445,194
Nordson Corp.	29,849	2,153,904
Oshkosh Corp.[a]	46,468	2,082,696
PACCAR Inc.	187,013	10,523,222
Pall Corp.	59,092	4,134,076
Parker Hannifin Corp.	78,917	8,150,548

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2013

Security	Shares	Value

Pentair Ltd. Registered	108,050	$6,599,694
SPX Corp.	24,714	1,888,397
Terex Corp.[a]	58,724	1,731,184
Timken Co. (The)	42,344	2,473,736
Toro Co. (The)	30,378	1,497,028
Trinity Industries Inc.	41,831	1,646,886
Valmont Industries Inc.	12,441	1,737,261
Wabtec Corp.	50,843	2,951,945
Woodward Inc.	31,938	1,306,903
Xylem Inc.	97,936	2,441,544

		175,831,145
MARINE — 0.27%
Kirby Corp.[a]	30,100	2,542,246
Matson Inc.	22,542	638,389

		3,180,635
MULTI-UTILITIES — 0.23%
MDU Resources Group Inc.	99,806	2,798,560

		2,798,560
OFFICE ELECTRONICS — 0.10%
Zebra Technologies Corp. Class Aa	26,894	1,241,696

		1,241,696
OIL, GAS & CONSUMABLE FUELS — 0.19%
Teekay Corp.	20,031	794,630
World Fuel Services Corp.	38,350	1,485,679

		2,280,309
PAPER & FOREST PRODUCTS — 0.10%
Louisiana-Pacific Corp.[a]	73,604	1,196,801

		1,196,801
PROFESSIONAL SERVICES — 1.39%
Acacia Research Corp.	25,999	593,297
Advisory Board Co. (The)[a,b]	18,535	1,087,819
Corporate Executive Board Co. (The)	17,742	1,196,343
FTI Consulting Inc.[a,b]	21,277	792,781
Manpowergroup Inc.	40,905	2,735,317
Robert Half International Inc.	73,762	2,746,897
Towers Watson & Co. Class A	29,841	2,513,508
Verisk Analytics Inc. Class Aa	77,558	4,991,633

		16,657,595
ROAD & RAIL — 6.98%
Con-way Inc.	29,740	1,232,723
CSX Corp.	540,268	13,404,049
Genesee & Wyoming Inc. Class Aa	26,271	2,355,458
J.B. Hunt Transport Services Inc.	47,835	3,584,277
Kansas City Southern Industries Inc.	58,276	6,279,239
Landstar System Inc.	24,786	1,339,931
Norfolk Southern Corp.	166,577	12,186,773
Old Dominion Freight Line Inc.[a]	37,305	1,629,482
Ryder System Inc.	27,424	1,695,900
Union Pacific Corp.	246,723	39,127,801

Security	Shares	Value

Werner Enterprises Inc.[b]	23,609	$568,033

		83,403,666
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.06%
Veeco Instruments Inc.[a]	20,677	718,732

		718,732
TRADING COMPANIES & DISTRIBUTORS — 2.36%
Air Lease Corp.	39,394	1,098,305
Applied Industrial Technologies Inc.	22,258	1,160,977
Fastenal Co.	142,772	6,997,256
GATX Corp.	24,717	1,116,714
MRC Global Inc.[a]	53,685	1,439,832
MSC Industrial Direct Co. Inc. Class A	24,735	2,002,298
United Rentals Inc.[a,b]	49,969	2,864,223
W.W. Grainger Inc.	31,623	8,289,653
Watsco Inc.	15,688	1,464,475
WESCO International Inc.[a,b]	23,302	1,765,825

		28,199,558
TOTAL COMMON STOCKS (Cost: $1,091,914,406)		1,194,518,612

SHORT-TERM INVESTMENTS — 2.25%

MONEY MARKET FUNDS — 2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	24,464,319	24,464,319
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	1,566,551	1,566,551
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	821,464	821,464

		26,852,334

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,852,334)		26,852,334

TOTAL INVESTMENTS IN SECURITIES — 102.15%
(Cost: $1,118,766,740)		1,221,370,946
Other Assets, Less Liabilities — (2.15)%		(25,670,899)

NET ASSETS — 100.00%		$1,195,700,047

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

101

Schedule of Investments  (Unaudited)

iSHARES® U.S. INSURANCE ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

INSURANCE BROKERS — 2.21%
Arthur J. Gallagher & Co.	40,339	$1,790,245
Brown & Brown Inc.	38,722	1,277,439
eHealth Inc.[a,b]	7,615	234,085

		3,301,769
LIFE & HEALTH INSURANCE — 32.59%
Aflac Inc.	130,359	8,040,543
American Equity Investment Life Holding Co.	23,368	425,298
CNO Financial Group Inc.	74,557	1,064,674
Lincoln National Corp.	82,245	3,427,149
MetLife Inc.	290,613	14,071,481
National Western Life Insurance Co. Class A	894	191,271
Primerica Inc.	16,218	665,587
Principal Financial Group Inc.	83,745	3,631,183
Protective Life Corp.	26,202	1,135,333
Prudential Financial Inc.	128,040	10,111,319
StanCorp Financial Group Inc.	15,258	810,047
Symetra Financial Corp.	27,979	503,062
Torchmark Corp.	29,271	2,080,583
Unum Group	83,004	2,626,247

		48,783,777
MULTI-LINE INSURANCE — 22.18%
American Financial Group Inc.	24,831	1,283,514
American International Group Inc.[a]	381,050	17,341,586
American National Insurance Co.	2,735	307,688
Assurant Inc.	25,209	1,365,319
Genworth Financial Inc. Class Aa	157,309	2,043,444
Hartford Financial Services Group Inc. (The)	135,448	4,179,925
HCC Insurance Holdings Inc.	32,624	1,452,747
Horace Mann Educators Corp.	14,557	412,545
Kemper Corp.	18,765	655,837
Loews Corp.	91,246	4,156,255

		33,198,860
OTHER DIVERSIFIED FINANCIAL SERVICES — 0.47%
ING U.S. Inc.[a,b]	22,826	710,345

		710,345
PROPERTY & CASUALTY INSURANCE — 40.99%
ACE Ltd.	94,122	8,600,868
Allied World Assurance Co. Holdings Ltd.	11,523	1,090,652
Allstate Corp. (The)	133,031	6,781,920
Ambac Financial Group Inc.[a]	16,336	409,053
Amerisafe Inc.	7,022	250,896
AmTrust Financial Services Inc.[b]	9,943	413,927
Arch Capital Group Ltd.[a,b]	41,674	2,256,647
Argo Group International Holdings Ltd.[b]	9,133	407,789
Assured Guaranty Ltd.	62,832	1,359,685
Axis Capital Holdings Ltd.[b]	35,571	1,549,473
Chubb Corp. (The)	73,363	6,345,900
Cincinnati Financial Corp.	46,074	2,257,626

Security	Shares	Value

CNA Financial Corp.	10,003	$355,207
Employers Holdings Inc.	5,058	132,975
Erie Indemnity Co. Class A	8,756	703,720
First American Financial Corp.	36,747	835,259
Hanover Insurance Group Inc. (The)	15,123	814,071
Hilltop Holdings Inc.[a,b]	15,042	256,165
Infinity Property and Casualty Corp.	4,382	284,874
Markel Corp.[a,b]	4,062	2,152,860
MBIA Inc.[a]	48,915	660,353
Meadowbrook Insurance Group Inc.	18,765	142,426
Mercury General Corp.	9,176	405,579
National Interstate Corp.	6,880	187,480
Navigators Group Inc. (The)[a,b]	4,049	234,680
Old Republic International Corp.	80,422	1,162,098
OneBeacon Insurance Group Ltd. Class Ab	9,238	133,951
ProAssurance Corp.	20,572	1,101,219
Progressive Corp. (The)	164,616	4,281,662
RLI Corp.	6,110	504,319
Safety Insurance Group Inc.	4,879	262,344
Selective Insurance Group Inc.	19,789	483,841
Tower Group International Ltd.[b]	14,636	320,089
Travelers Companies Inc. (The)	103,864	8,677,837
United Fire Group Inc.	8,340	216,923
W.R. Berkley Corp.	35,640	1,510,067
White Mountains Insurance Group Ltd.	1,738	1,039,324
XL Group PLC	88,776	2,783,128

		61,366,887
REINSURANCE — 1.43%
Alleghany Corp.[a]	5,308	2,143,795

		2,143,795

TOTAL COMMON STOCKS
(Cost: $125,230,176)		149,505,433

SHORT-TERM INVESTMENTS — 1.68%

MONEY MARKET FUNDS — 1.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	2,198,685	2,198,685
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	140,791	140,791

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

July 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	180,011	$180,011

		2,519,487

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,519,487)		2,519,487

TOTAL INVESTMENTS IN SECURITIES — 101.55%
(Cost: $127,749,663)		152,024,920
Other Assets, Less Liabilities — (1.55)%		(2,318,546)

NET ASSETS — 100.00%		$149,706,374

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

103

Schedule of Investments  (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.98%

BIOTECHNOLOGY — 1.79%
Cepheid Inc.[a,b]	208,410	$7,267,257

		7,267,257
HEALTH CARE EQUIPMENT — 80.62%
ABIOMED Inc.[a,b]	166,348	4,172,008
Accuray Inc.[a,b]	391,424	2,430,743
Analogic Corp.	53,493	3,818,865
ArthroCare Corp.[a]	120,140	4,356,276
Boston Scientific Corp.[a]	2,026,883	22,133,562
Cantel Medical Corp.	154,888	4,110,728
CareFusion Corp.[a]	395,403	15,250,694
Covidien PLC	495,831	30,558,065
HeartWare International Inc.[a,b]	52,208	4,825,063
Hill-Rom Holdings Inc.	189,718	7,032,846
Insulet Corp.[a,b]	186,789	5,956,701
Integra LifeSciences Holdings Corp.[a,b]	96,765	3,811,573
Intuitive Surgical Inc.[a]	50,234	19,490,792
Invacare Corp.	167,268	2,611,053
MAKO Surgical Corp.[a,b]	228,949	3,214,444
Masimo Corp.	207,406	4,830,486
Medtronic Inc.	836,998	46,235,769
Natus Medical Inc.[a]	177,753	2,273,461
NuVasive Inc.[a]	189,258	4,318,868
NxStage Medical Inc.[a,b]	254,920	3,303,763
ResMed Inc.[b]	276,935	13,195,953
Sirona Dental Systems Inc.[a]	140,351	9,908,781
St. Jude Medical Inc.	427,633	22,403,693
Steris Corp.	173,884	7,828,258
Stryker Corp.	364,849	25,707,261
Symmetry Medical Inc.[a]	252,497	2,199,249
Thoratec Corp.[a]	191,360	6,274,694
Varian Medical Systems Inc.[a]	202,758	14,699,955
Volcano Corp.[a,b]	228,252	4,558,192
Wright Medical Group Inc.[a,b]	186,133	5,103,767
Zimmer Holdings Inc.	250,938	20,948,304

		327,563,867
HEALTH CARE SUPPLIES — 1.04%
Endologix Inc.[a,b]	270,278	4,224,445

		4,224,445
HEALTH CARE TECHNOLOGY — 0.89%
Omnicell Inc.[a]	171,095	3,610,104

		3,610,104
LIFE SCIENCES TOOLS & SERVICES — 15.64%
Bio-Rad Laboratories Inc. Class Aa	62,573	7,633,281
Bruker Corp.[a]	335,761	6,016,837
Thermo Fisher Scientific Inc.	378,010	34,440,491

Security	Shares	Value

Waters Corp.[a]	153,280	$15,472,083

		63,562,692

TOTAL COMMON STOCKS
(Cost: $380,064,900)		406,228,365

SHORT-TERM INVESTMENTS — 11.18%

MONEY MARKET FUNDS — 11.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	42,593,154	42,593,154
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	2,727,416	2,727,416
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	107,855	107,855

		45,428,425

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,428,425)		45,428,425

TOTAL INVESTMENTS IN SECURITIES — 111.16%
(Cost: $425,493,325)		451,656,790
Other Assets, Less Liabilities — (11.16)%		(45,330,244)

NET ASSETS — 100.00%		$406,326,546

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

104

Schedule of Investments  (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.83%

INTEGRATED OIL & GAS — 13.49%
Occidental Petroleum Corp.	545,492	$48,576,063

		48,576,063
OIL & GAS EXPLORATION & PRODUCTION — 65.36%
Anadarko Petroleum Corp.	339,543	30,056,346
Apache Corp.	265,324	21,292,251
Approach Resources Inc.[a,b]	22,537	597,005
Berry Petroleum Co. Class A	31,652	1,283,489
Bill Barrett Corp.[a,b]	32,959	738,941
Bonanza Creek Energy Inc.[a,b]	15,754	641,818
Cabot Oil & Gas Corp.	142,693	10,818,983
Carrizo Oil & Gas Inc.[b]	24,834	786,493
Chesapeake Energy Corp.	351,357	8,186,618
Cimarex Energy Co.	58,525	4,473,066
Cobalt International Energy Inc.[b]	187,259	5,402,422
Comstock Resources Inc.	30,531	512,005
Concho Resources Inc.[b]	70,217	6,297,763
Contango Oil & Gas Co.	8,677	335,453
Continental Resources Inc.[b]	38,599	3,562,688
Denbury Resources Inc.[b]	252,649	4,421,357
Devon Energy Corp.	255,656	14,063,637
Energen Corp.	48,863	2,926,405
Energy XXI (Bermuda) Ltd.	53,788	1,444,208
EOG Resources Inc.	184,222	26,802,459
EPL Oil & Gas Inc.[a,b]	23,607	759,201
EQT Corp.	101,857	8,810,630
EXCO Resources Inc.	97,265	843,288
Forest Oil Corp.[a,b]	81,121	415,340
Gulfport Energy Corp.[b]	46,667	2,482,684
Halcon Resources Corp.[a,b]	72,893	399,454
Kodiak Oil & Gas Corp.[a,b]	179,875	1,746,586
Magnum Hunter Resources Corp.[a,b]	108,986	417,416
Newfield Exploration Co.[b]	91,786	2,257,936
Noble Energy Inc.	243,174	15,195,943
Northern Oil and Gas Inc.[a,b]	40,014	528,585
Oasis Petroleum Inc.[a,b]	48,208	2,026,664
PDC Energy Inc.[a,b]	20,536	1,132,560
Pioneer Natural Resources Co.	92,474	14,311,276
QEP Resources Inc.	121,336	3,699,535
Range Resources Corp.	110,414	8,733,747
Resolute Energy Corp.[a,b]	41,812	349,966
Rex Energy Corp.[a,b]	27,989	537,109
Rosetta Resources Inc.[b]	41,398	1,888,163
SandRidge Energy Inc.[a,b]	237,733	1,288,513
SM Energy Co.	44,842	3,081,991
Southwestern Energy Co.[b]	238,007	9,232,292
Stone Energy Corp.[b]	33,773	822,710
Swift Energy Co.[a,b]	29,475	375,511
Ultra Petroleum Corp.[a,b]	103,638	2,243,763
W&T Offshore Inc.	24,042	391,644
Whiting Petroleum Corp.[b]	80,818	4,159,702
WPX Energy Inc.[b]	135,467	2,602,321

		235,377,937

Security	Shares	Value

OIL & GAS REFINING & MARKETING — 19.31%
CVR Energy Inc.	10,036	$473,599
Delek US Holdings Inc.	23,806	720,132
HollyFrontier Corp.	137,671	6,270,914
Marathon Petroleum Corp.	219,910	16,126,000
PBF Energy Inc.	25,951	594,018
Phillips 66	419,273	25,785,290
Tesoro Corp.	91,958	5,227,812
Valero Energy Corp.	369,257	13,208,323
Western Refining Inc.	37,642	1,134,153

		69,540,241
OIL & GAS STORAGE & TRANSPORTATION — 1.67%
Cheniere Energy Inc.[b]	163,391	4,668,081
Targa Resources Corp.	19,577	1,334,564

		6,002,645

TOTAL COMMON STOCKS (Cost: $375,655,770)		359,496,886

SHORT-TERM INVESTMENTS — 3.29%

MONEY MARKET FUNDS — 3.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],d,e	10,521,093	10,521,093
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c],d,e	673,709	673,709
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	658,471	658,471

		11,853,273

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,853,273)		11,853,273

TOTAL INVESTMENTS IN SECURITIES — 103.12%
(Cost: $387,509,043)		371,350,159
Other Assets, Less Liabilities — (3.12)%		(11,239,246)

NET ASSETS — 100.00%		$360,110,913

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

105

Schedule of Investments  (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.94%

INDUSTRIAL MACHINERY — 1.15%
Chart Industries Inc.[a,b]	40,989	$4,660,449

		4,660,449
OIL & GAS DRILLING — 21.08%
Atwood Oceanics Inc.[a]	76,833	4,328,771
Diamond Offshore Drilling Inc.	89,046	6,005,262
Ensco PLC Class A	263,481	15,108,000
Helmerich & Payne Inc.	131,078	8,284,130
Hercules Offshore Inc.[a,b]	240,439	1,659,029
Nabors Industries Ltd.	376,752	5,798,213
Noble Corp.	298,443	11,400,523
Parker Drilling Co.[a,b]	194,946	1,183,322
Patterson-UTI Energy Inc.	197,278	3,900,186
Pioneer Energy Services Corp.[a]	104,708	709,920
Rowan Companies PLC Class Aa	161,200	5,537,220
Transocean Ltd.	396,342	18,691,489
Unit Corp.[a]	61,758	2,784,051

		85,390,116
OIL & GAS EQUIPMENT & SERVICES — 77.20%
Baker Hughes Inc.	476,713	22,610,498
Basic Energy Services Inc.[a,b]	47,324	541,387
Bristow Group Inc.	50,151	3,410,770
C&J Energy Services Inc.[a,b]	69,671	1,348,134
Cameron International Corp.[a]	276,773	16,412,639
CARBO Ceramics Inc.[b]	29,082	2,555,145
Core Laboratories NV	56,677	8,478,879
Dresser-Rand Group Inc.[a]	97,950	5,962,216
Dril-Quip Inc.[a]	48,792	4,435,681
ERA Group Inc.[a,b]	31,452	767,114
Exterran Holdings Inc.[a,b]	93,216	2,959,608
FMC Technologies Inc.[a]	269,244	14,350,705
Forum Energy Technologies Inc.[a,b]	30,067	868,335
Geospace Technologies Corp.[a,b]	19,874	1,478,824
GulfMark Offshore Inc. Class A	37,029	1,823,678
Halliburton Co.	926,181	41,854,119
Helix Energy Solutions Group Inc.[a]	136,729	3,468,815
Hornbeck Offshore Services Inc.[a,b]	46,386	2,456,139
ION Geophysical Corp.[a,b]	191,060	1,175,019
Key Energy Services Inc.[a,b]	234,689	1,487,928
Matrix Service Co.[a]	43,937	696,401
McDermott International Inc.[a,b]	331,510	2,867,561
National Oilwell Varco Inc.	440,088	30,880,975
Newpark Resources Inc.[a,b]	132,037	1,510,503
Oceaneering International Inc.	130,563	10,587,354
Oil States International Inc.[a]	69,853	6,791,807
RPC Inc.[b]	102,083	1,461,829
Schlumberger Ltd.	1,148,869	93,437,516
SEACOR Holdings Inc.	27,821	2,436,007
Superior Energy Services Inc.[a]	206,511	5,290,812
Tesco Corp.[a,b]	53,536	708,817
TETRA Technologies Inc.[a,b]	121,691	1,231,513
Tidewater Inc.	67,149	3,961,119

Security	Shares	Value

Weatherford International Ltd.[a]	892,444	$12,458,518

		312,766,365
OIL & GAS EXPLORATION & PRODUCTION — 0.51%
Diamondback Energy Inc.[a,b]	54,131	2,066,722

		2,066,722

TOTAL COMMON STOCKS
(Cost: $411,307,972)		404,883,652

SHORT-TERM INVESTMENTS — 5.90%

MONEY MARKET FUNDS — 5.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	22,130,371	22,130,371
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	1,417,099	1,417,099
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	353,036	353,036

		23,900,506

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,900,506)		23,900,506

TOTAL INVESTMENTS IN SECURITIES — 105.84%
(Cost: $435,208,478)		428,784,158
Other Assets, Less Liabilities — (5.84)%		(23,664,778)

NET ASSETS — 100.00%		$405,119,380

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

106

Schedule of Investments  (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.74%

BIOTECHNOLOGY — 12.59%
Aegerion Pharmaceuticals Inc.[a,b]	71,819	$6,577,902
Alkermes PLC[a]	298,322	10,017,653
AMAG Pharmaceuticals Inc.[a]	160,722	3,616,245
ARIAD Pharmaceuticals Inc.[a,b]	452,006	8,398,271
Infinity Pharmaceuticals Inc.[a,b]	245,838	5,206,849
Ironwood Pharmaceuticals Inc. Class Aa,b	418,140	5,118,034
Quintiles Transnational Holdings Inc.[a]	112,076	5,026,609
Rigel Pharmaceuticals Inc.[a,b]	784,082	2,987,352
Spectrum Pharmaceuticals Inc.[b]	401,756	3,390,821
TESARO Inc.[a,b]	90,843	3,099,563
Theravance Inc.[a,b]	202,491	7,808,053

		61,247,352
HEALTH CARE EQUIPMENT — 5.39%
Abbott Laboratories	715,691	26,215,761

		26,215,761
PERSONAL PRODUCTS — 1.35%
Prestige Brands Holdings Inc.[a]	194,174	6,584,440

		6,584,440
PHARMACEUTICALS — 80.41%
Actavis Inc.[a]	126,297	16,957,898
Akorn Inc.[a,b]	342,375	4,858,301
Allergan Inc.	199,749	18,201,129
Auxilium Pharmaceuticals Inc.[a,b]	262,110	4,812,340
AVANIR Pharmaceuticals Inc. Class Aa,b	910,720	4,289,491
Bristol-Myers Squibb Co.	632,768	27,360,888
Eli Lilly and Co.	482,985	25,651,333
Endo Health Solutions Inc.[a]	238,556	9,174,864
Forest Laboratories Inc.[a]	312,321	13,604,703
Hospira Inc.[a,b]	289,516	11,783,301
Impax Laboratories Inc.[a]	279,089	5,788,306
Jazz Pharmaceuticals PLC[a]	120,318	9,085,212
Johnson & Johnson	553,006	51,706,061
Medicines Co. (The)[a,b]	190,846	5,897,141
Merck & Co. Inc.	791,766	38,139,368
Mylan Inc.[a]	447,638	15,022,731
Optimer Pharmaceuticals Inc.[a,b]	282,896	3,539,029
Pacira Pharmaceuticals Inc.[a,b]	130,418	4,425,083
Perrigo Co.	111,945	13,924,839
Pfizer Inc.	1,476,679	43,163,327
Questcor Pharmaceuticals Inc.[b]	162,829	10,880,234
Salix Pharmaceuticals Ltd.[a]	124,792	9,222,129
Santarus Inc.[a,b]	248,186	6,035,884
ViroPharma Inc.[a]	227,905	7,821,700
VIVUS Inc.[a,b]	402,237	5,957,130
Warner Chilcott PLC Class A	418,095	8,909,604

Security	Shares	Value

Zoetis Inc.	504,113	$15,027,609

		391,239,635

TOTAL COMMON STOCKS
(Cost: $395,884,157)		485,287,188

SHORT-TERM INVESTMENTS — 13.73%

MONEY MARKET FUNDS — 13.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],d,e	62,125,604	62,125,604
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c],d,e	3,978,159	3,978,159
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	696,752	696,752

		66,800,515

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,800,515)		66,800,515

TOTAL INVESTMENTS IN SECURITIES — 113.47%
(Cost: $462,684,672)		552,087,703
Other Assets, Less Liabilities — (13.47)%		(65,539,888)

NET ASSETS — 100.00%		$486,547,815

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

107

Schedule of Investments  (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.75%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.66%
Alexander & Baldwin Inc.[a]	312,519	$13,841,466
St. Joe Co. (The)[a,b]	646,475	14,662,053

		28,503,519
DIVERSIFIED REIT’S — 5.90%
American Realty Capital Properties Inc.	1,339,376	19,353,983
Duke Realty Corp.	2,341,596	38,566,086
Lexington Realty Trust[b]	1,340,749	16,812,993
Liberty Property Trust[b]	876,782	33,501,840
Vornado Realty Trust	1,237,970	104,992,236
Washington Real Estate Investment Trust[b]	483,422	12,994,383
WP Carey Inc.	410,901	29,017,829

		255,239,350
INDUSTRIAL REIT’S — 3.90%
DCT Industrial Trust Inc.[b]	2,125,471	15,962,287
EastGroup Properties Inc.[b]	220,896	13,664,627
Prologis Inc.	3,625,242	139,064,283

		168,691,197
MORTGAGE REIT’S — 7.18%
American Capital Agency Corp.	2,885,064	65,000,492
Annaly Capital Management Inc.[b]	6,896,040	82,200,797
ARMOUR Residential REIT Inc.	2,726,137	12,158,571
Chimera Investment Corp.	7,485,072	22,305,515
CYS Investments Inc.	1,271,518	10,553,599
Hatteras Financial Corp.	719,195	14,448,628
Invesco Mortgage Capital Inc.	973,676	15,997,497
MFA Financial Inc.	2,636,128	21,036,301
Redwood Trust Inc.[b]	599,375	10,153,412
Starwood Property Trust Inc.	1,180,367	29,981,322
Two Harbors Investment Corp.	2,656,342	26,643,110

		310,479,244
OFFICE REIT’S — 10.90%
Alexandria Real Estate Equities Inc.	513,301	35,161,118
BioMed Realty Trust Inc.	1,358,780	28,072,395
Boston Properties Inc.	1,104,215	118,095,794
Brandywine Realty Trust	1,140,708	15,901,470
CommonWealth REIT	862,409	19,895,776
Corporate Office Properties Trust	626,083	15,952,595
Digital Realty Trust Inc.[b]	935,407	51,718,653
Douglas Emmett Inc.	968,152	24,213,482
DuPont Fabros Technology Inc.[b]	468,706	10,738,054
Franklin Street Properties Corp.	630,878	8,396,986
Highwoods Properties Inc.	599,830	21,761,832
Kilroy Realty Corp.[b]	548,406	28,703,570
Mack-Cali Realty Corp.[b]	610,639	14,691,974
Piedmont Office Realty Trust Inc. Class A	1,223,285	22,129,226
SL Green Realty Corp.	619,511	56,158,672

		471,591,597

Security	Shares	Value

REAL ESTATE DEVELOPMENT — 0.53%
Howard Hughes Corp. (The)[a]	211,151	$23,059,801

		23,059,801
REAL ESTATE OPERATING COMPANIES — 0.44%
Forest City Enterprises Inc. Class Aa	1,076,458	18,859,544

		18,859,544
REAL ESTATE SERVICES — 2.96%
CBRE Group Inc. Class Aa	2,210,724	51,222,475
Jones Lang LaSalle Inc.	321,315	29,249,304
Realogy Holdings Corp.[a,b]	1,057,709	47,554,597

		128,026,376
RESIDENTIAL REIT’S — 13.34%
American Campus Communities Inc.	763,183	29,313,859
Apartment Investment and Management Co. Class A	1,063,217	31,237,316
AvalonBay Communities Inc.	885,014	119,777,795
BRE Properties Inc. Class A	562,196	29,830,120
Camden Property Trust	618,204	43,608,110
Colonial Properties Trust	605,275	14,653,708
Equity Lifestyle Properties, Inc.	571,586	22,000,345
Equity Residential	2,332,152	130,600,512
Essex Property Trust Inc.	276,586	44,610,556
Home Properties Inc.[b]	408,185	26,046,285
Mid-America Apartment Communities Inc.[b]	311,893	21,068,372
Post Properties Inc.	397,991	18,514,541
UDR Inc.	1,825,486	45,710,169

		576,971,688
RETAIL REIT’S — 20.16%
CBL & Associates Properties Inc.	1,191,188	27,123,351
DDR Corp.[b]	1,803,004	30,795,308
Federal Realty Investment Trust	475,295	50,062,822
General Growth Properties Inc.	3,280,392	68,035,330
Kimco Realty Corp.[b]	2,975,903	67,106,613
Macerich Co. (The)[b]	1,001,694	62,155,113
National Retail Properties Inc.[b]	862,653	30,184,229
Realty Income Corp.[b]	1,326,568	57,586,317
Regency Centers Corp.	667,144	35,178,503
Simon Property Group Inc.	2,261,065	361,906,064
Tanger Factory Outlet Centers Inc.	688,008	22,312,099
Taubman Centers Inc.	464,222	33,990,335
Weingarten Realty Investors[b]	817,091	25,591,290

		872,027,374
SPECIALIZED REIT’S — 33.78%
American Tower Corp.	2,877,204	203,677,271
Corrections Corp. of America	805,178	26,611,133
CubeSmart	895,478	14,506,744
DiamondRock Hospitality Co.	1,423,733	13,810,210
EPR Properties[b]	342,797	17,270,113
Extra Space Storage Inc.	754,866	31,742,115
GEO Group Inc. (The)	500,993	17,394,477
HCP Inc.	3,306,939	145,075,414
Health Care REIT Inc.	2,069,679	133,473,599
Healthcare Realty Trust Inc.[b]	693,028	17,817,750

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

July 31, 2013

Security	Shares	Value

Hospitality Properties Trust	1,016,701	$28,965,812
Host Hotels & Resorts Inc.	5,420,100	96,802,986
LaSalle Hotel Properties[b]	695,976	18,749,593
Medical Properties Trust Inc.	1,091,827	15,940,674
Omega Healthcare Investors Inc.[b]	845,834	26,922,896
Plum Creek Timber Co. Inc.[b]	1,185,753	57,841,031
Potlatch Corp.	294,867	12,982,994
Public Storage	1,050,318	167,231,632
Rayonier Inc.[b]	918,369	53,669,484
RLJ Lodging Trust	891,877	21,601,261
Ryman Hospitality Properties Inc.	376,190	14,013,078
Senior Housing Properties Trust	1,369,316	34,438,297
Sovran Self Storage Inc.	228,477	15,787,761
Sunstone Hotel Investors Inc.[a]	1,184,764	15,330,846
Ventas Inc.	2,133,233	140,238,737
Weyerhaeuser Co.	4,195,574	119,154,302

		1,461,050,210

TOTAL COMMON STOCKS
(Cost: $4,653,409,920)		4,314,499,900

SHORT-TERM INVESTMENTS — 7.70%

MONEY MARKET FUNDS — 7.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],d,e	310,795,468	310,795,468
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c],d,e	19,901,519	19,901,519
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,184,367	2,184,367

		332,881,354

TOTAL SHORT-TERM INVESTMENTS
(Cost: $332,881,354)		332,881,354

TOTAL INVESTMENTS IN SECURITIES — 107.45%
(Cost: $4,986,291,274)		4,647,381,254
Other Assets, Less Liabilities — (7.45)%		(322,269,441)

NET ASSETS — 100.00%		$4,325,111,813

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

109

Schedule of Investments  (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

DIVERSIFIED BANKS — 20.87%
Comerica Inc.	285,628	$12,150,615
U.S. Bancorp	2,616,389	97,643,638

		109,794,253
REGIONAL BANKS — 73.00%
Associated Banc-Corp	266,038	4,506,684
BancorpSouth Inc.[a]	136,138	2,675,112
Bank of Hawaii Corp.	71,553	3,981,209
BB&T Corp.	1,034,091	36,906,708
BOK Financial Corp.	42,852	2,857,800
CapitalSource Inc.	312,540	3,781,734
Cathay General Bancorp	117,733	2,797,336
City National Corp.	75,168	5,226,431
Commerce Bancshares Inc.	121,054	5,523,694
Cullen/Frost Bankers Inc.	93,599	6,742,872
East West Bancorp Inc.	212,852	6,562,227
F.N.B. Corp.	232,092	2,933,643
Fifth Third Bancorp	1,307,245	25,138,321
First Financial Bankshares Inc.[a]	48,348	2,980,654
First Horizon National Corp.	380,312	4,689,247
First Niagara Financial Group Inc.	553,966	5,921,897
First Republic Bank	108,452	4,684,042
FirstMerit Corp.	260,889	5,849,131
Fulton Financial Corp.	309,554	3,897,285
Glacier Bancorp Inc.	116,705	2,840,600
Hancock Holding Co.	134,254	4,398,161
Huntington Bancshares Inc.	1,287,527	11,008,356
IBERIABANK Corp.	47,619	2,799,997
International Bancshares Corp.	87,977	2,129,923
KeyCorp	1,391,928	17,106,795
M&T Bank Corp.[a]	184,729	21,587,431
MB Financial Inc.	88,098	2,535,461
National Penn Bancshares Inc.	190,679	2,057,426
Old National Bancorp	164,995	2,377,578
PNC Financial Services Group Inc. (The)[b]	765,388	58,207,757
Popular Inc.[c]	162,828	5,357,041
PrivateBancorp Inc.	101,479	2,393,890
Prosperity Bancshares Inc.	74,429	4,392,800
Regions Financial Corp.	2,116,817	21,189,338
Signature Bank[a,c]	73,988	6,773,601
SunTrust Banks Inc.	803,503	27,953,869
Susquehanna Bancshares Inc.	295,643	3,932,052
SVB Financial Group[c]	70,573	6,155,377
Synovus Financial Corp.	1,351,386	4,500,115
TCF Financial Corp.	260,909	3,976,253
Texas Capital Bancshares Inc.[a,c]	65,620	2,985,054
Trustmark Corp.	108,456	2,925,058
UMB Financial Corp.	52,295	3,127,241
Umpqua Holdings Corp.	179,364	3,020,490
United Bankshares Inc.	19,713	558,272
Valley National Bancorp[a]	318,045	3,291,766
Webster Financial Corp.	143,263	3,902,484
Westamerica Bancorp	44,070	2,114,919
Wintrust Financial Corp.	59,566	2,436,845

Security	Shares	Value

Zions Bancorp	284,993	$8,447,193

		384,139,170
THRIFTS & MORTGAGE FINANCE — 6.02%
Capitol Federal Financial Inc.	219,790	2,771,552
Hudson City Bancorp Inc.	740,842	7,082,450
New York Community Bancorp Inc.	679,056	10,301,279
People’s United Financial Inc.	525,657	7,884,855
Washington Federal Inc.	166,308	3,617,199

		31,657,335

TOTAL COMMON STOCKS
(Cost: $475,143,489)		525,590,758

SHORT-TERM INVESTMENTS — 1.47%

MONEY MARKET FUNDS — 1.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%b,[d,e]	7,047,033	7,047,033
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%b,[d,e]	451,251	451,251
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	256,594	256,594

		7,754,878

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,754,878)		7,754,878

TOTAL INVESTMENTS IN SECURITIES — 101.36%
(Cost: $482,898,367)		533,345,636
Other Assets, Less Liabilities — (1.36)%		(7,154,380)

NET ASSETS — 100.00%		$526,191,256

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

110

Schedule of Investments  (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

COMMERCIAL SERVICES & SUPPLIES — 0.13%
Pitney Bowes Inc.[a]	183,822	$3,034,901

		3,034,901
COMMUNICATIONS EQUIPMENT — 12.56%
ADTRAN Inc.	54,116	1,430,286
ARRIS Group Inc.[a,b]	122,530	1,842,851
Aruba Networks Inc.[a,b]	88,013	1,564,871
Brocade Communications Systems Inc.[b]	411,522	2,740,737
Ciena Corp.[a,b]	96,569	2,130,312
Cisco Systems Inc.	4,961,576	126,768,267
F5 Networks Inc.[b]	75,205	6,599,991
Finisar Corp.[a,b]	80,994	1,565,614
Harris Corp.	99,945	5,703,861
InterDigital Inc.	37,562	1,492,338
JDS Uniphase Corp.[b]	232,993	3,418,007
Juniper Networks Inc.[b]	461,872	10,008,766
Motorola Solutions Inc.	247,812	13,587,532
Plantronics Inc.	39,502	1,836,448
Polycom Inc.[b]	182,245	1,742,262
QUALCOMM Inc.	1,580,797	102,040,446
Riverbed Technology Inc.[b]	165,526	2,588,827
ViaSat Inc.[a,b]	37,416	2,499,015

		289,560,431
COMPUTERS & PERIPHERALS — 24.40%
3D Systems Corp.[a,b]	86,291	4,075,524
Apple Inc.	844,598	382,180,595
Dell Inc.	1,339,019	16,965,371
Diebold Inc.	58,040	1,895,587
Electronics For Imaging Inc.[a,b]	51,811	1,555,884
EMC Corp.	1,927,327	50,399,601
Hewlett-Packard Co.	1,770,221	45,459,275
Lexmark International Inc. Class A	65,476	2,454,695
NCR Corp.[a,b]	149,969	5,398,884
NetApp Inc.	335,078	13,778,408
SanDisk Corp.[b]	222,019	12,237,687
Seagate Technology PLC	297,312	12,163,034
Synaptics Inc.[a,b]	36,882	1,475,280
Western Digital Corp.	194,081	12,494,935

		562,534,760
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.13%
Corning Inc.	1,364,290	20,723,565
Ingram Micro Inc. Class Ab	153,154	3,496,506
Tech Data Corp.[b]	34,454	1,768,868

		25,988,939
HEALTH CARE TECHNOLOGY — 0.87%
Allscripts Healthcare Solutions Inc.[b]	161,773	2,557,631
athenahealth Inc.[a,b]	36,486	4,084,608

Security	Shares	Value

Cerner Corp.[b]	272,076	$13,331,724

		19,973,963
HOUSEHOLD DURABLES — 0.17%
Garmin Ltd.	99,899	4,003,952

		4,003,952
INTERNET SOFTWARE & SERVICES — 12.66%
Akamai Technologies Inc.[a,b]	167,875	7,923,700
AOL Inc.	70,591	2,600,572
Equinix Inc.[b]	45,004	8,071,467
Facebook Inc. Class Ab	507,362	18,686,143
Google Inc. Class Ab	239,583	212,653,871
IAC/InterActiveCorp	75,761	3,834,264
j2 Global Inc.[a]	45,762	2,094,527
Rackspace Hosting Inc.[a,b]	100,787	4,564,643
VeriSign Inc.[a,b]	142,908	6,836,719
Yahoo! Inc.[b]	878,451	24,675,689

		291,941,595
IT SERVICES — 10.49%
Amdocs Ltd.	147,485	5,673,748
CACI International Inc. Class Aa,b	24,980	1,658,672
Cognizant Technology Solutions Corp. Class Ab	275,161	19,918,905
Computer Sciences Corp.	143,027	6,816,667
DST Systems Inc.	31,266	2,189,558
Gartner Inc.[a,b]	85,505	5,131,155
International Business Machines Corp.	942,226	183,771,759
SAIC Inc.	259,268	3,964,208
Teradata Corp.[b]	149,079	8,813,550
Vantiv Inc. Class Ab	82,054	2,140,789
VeriFone Systems Inc.[b]	92,623	1,766,320

		241,845,331
OFFICE ELECTRONICS — 0.48%
Xerox Corp.	1,148,846	11,143,806

		11,143,806
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.39%
Advanced Micro Devices Inc.[a,b]	438,440	1,652,919
Altera Corp.	292,073	10,386,116
Analog Devices Inc.	287,039	14,168,245
Applied Materials Inc.	1,113,839	18,166,714
Atmel Corp.[b]	350,880	2,771,952
Avago Technologies Ltd.	198,448	7,279,073
Broadcom Corp. Class A	479,275	13,213,612
Cavium Inc.[a,b]	46,837	1,712,361
Cirrus Logic Inc.[a,b]	37,640	725,699
Cree Inc.[a,b]	110,614	7,731,919
Cypress Semiconductor Corp.	121,066	1,546,013
Fairchild Semiconductor International Inc.[b]	102,624	1,295,115
Hittite Microwave Corp.[a,b]	29,745	1,858,468
Integrated Device Technology Inc.[a,b]	137,463	1,238,542
Intel Corp.	4,571,104	106,506,723
International Rectifier Corp.[a,b]	75,065	1,809,817
KLA-Tencor Corp.	151,373	8,874,999
Lam Research Corp.[b]	154,389	7,599,027
Linear Technology Corp.	219,475	8,901,906

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

July 31, 2013

Security	Shares	Value

LSI Corp.[b]	501,544	$3,902,012
Marvell Technology Group Ltd.	393,604	5,105,044
Maxim Integrated Products Inc.	265,555	7,594,873
Microchip Technology Inc.	186,421	7,408,370
Micron Technology Inc.[b]	925,980	12,269,235
Microsemi Corp.[b]	96,807	2,387,261
NVIDIA Corp.	545,601	7,873,022
ON Semiconductor Corp.[a,b]	411,367	3,389,664
PMC-Sierra Inc.[a,b]	192,354	1,270,498
RF Micro Devices Inc.[a,b]	232,386	1,206,083
Semtech Corp.[b]	61,612	1,863,763
Silicon Laboratories Inc.[b]	42,036	1,641,926
Skyworks Solutions Inc.[a,b]	174,466	4,190,673
Teradyne Inc.[a,b]	173,952	2,868,468
Texas Instruments Inc.	1,019,503	39,964,518
Xilinx Inc.	240,709	11,238,703

		331,613,333
SOFTWARE — 22.60%
ACI Worldwide Inc.[a,b]	36,350	1,721,172
Adobe Systems Inc.[b]	463,794	21,928,180
ANSYS Inc.[b]	84,992	6,785,761
Aspen Technology Inc.[b]	93,779	3,051,569
Autodesk Inc.[b]	205,105	7,258,666
BMC Software Inc.[b]	126,719	5,825,272
CA Inc.	311,619	9,267,549
Cadence Design Systems Inc.[a,b]	276,521	4,031,676
Citrix Systems Inc.[b]	174,648	12,578,149
CommVault Systems Inc.[b]	39,438	3,329,750
Compuware Corp.	194,754	2,208,510
Concur Technologies Inc.[a,b]	41,766	3,712,580
Fair Isaac Corp.	32,736	1,635,491
Fortinet Inc.[b]	137,821	2,928,696
Informatica Corp.[b]	106,193	4,053,387
Intuit Inc.	254,568	16,271,987
Mentor Graphics Corp.	86,498	1,775,804
MICROS Systems Inc.[a,b]	71,739	3,495,841
Microsoft Corp.	6,694,235	213,077,500
NetSuite Inc.[a,b]	29,066	2,729,007
Nuance Communications Inc.[a,b]	231,958	4,351,532
Oracle Corp.	3,332,666	107,811,745
Progress Software Corp.[a,b]	50,281	1,286,691
PTC Inc.[b]	109,098	2,954,374
QLIK Technologies Inc.[b]	68,268	2,138,154
Red Hat Inc.[b]	178,154	9,223,033
Rovi Corp.[b]	94,335	2,125,367
Salesforce.com Inc.[a,b]	502,337	21,977,244
SolarWinds Inc.[b]	56,243	1,996,064
Solera Holdings Inc.	67,427	3,837,271
Symantec Corp.	635,560	16,956,741
Synopsys Inc.[b]	140,228	5,194,045
TIBCO Software Inc.[b]	142,233	3,547,291
Ultimate Software Group Inc. (The)[a,b]	26,052	3,524,836
VMware Inc. Class Ab	78,138	6,422,162

		521,013,097

TOTAL COMMON STOCKS
(Cost: $2,238,948,516)		2,302,654,108

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.49%

MONEY MARKET FUNDS — 3.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],d,e	72,757,392	$72,757,392
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c],d,e	4,658,957	4,658,957
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,917,302	2,917,302

		80,333,651

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,333,651)		80,333,651

TOTAL INVESTMENTS IN SECURITIES — 103.37%		2,382,987,759
(Cost: $2,319,282,167)
Other Assets, Less Liabilities — (3.37)%		(77,597,248)

NET ASSETS — 100.00%		$2,305,390,511

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

112

Schedule of Investments  (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.99%

DIVERSIFIED TELECOMMUNICATION SERVICES — 59.74%
8x8 Inc.[a,b]	1,503,482	$13,621,547
AT&T Inc.	1,347,512	47,526,748
Atlantic Tele-Network Inc.	224,301	11,439,351
Cbeyond Inc.[a,b]	1,062,464	8,999,070
CenturyLink Inc.	899,731	32,255,356
Cincinnati Bell Inc.[a]	3,926,618	13,546,832
Consolidated Communications Holdings Inc.	717,011	12,540,522
Frontier Communications Corp.[b]	4,984,929	21,734,291
General Communication Inc. Class Aa	1,104,727	9,776,834
Level 3 Communications Inc.[a,b]	922,722	20,346,020
tw telecom inc.[a]	735,472	21,902,356
Verizon Communications Inc.	884,533	43,766,693
Vonage Holdings Corp.[a,b]	3,375,390	10,868,756
Windstream Corp.[b]	2,682,177	22,396,178

		290,720,554
WIRELESS TELECOMMUNICATION SERVICES — 40.25%
Crown Castle International Corp.a,	453,284	31,843,201
Leap Wireless International Inc.[a,b]	1,680,399	28,029,055
NII Holdings Inc.[a,b]	2,043,741	14,674,061
NTELOS Holdings Corp.	575,388	10,777,017
SBA Communications Corp. Class Aa	346,447	25,668,258
Shenandoah Telecommunications Co.	596,839	11,501,088
Sprint Corp.[a]	1,245,698	7,424,360
T-Mobile US Inc.	917,037	22,109,762
Telephone & Data Systems Inc.	755,508	20,028,517
United States Cellular Corp.[b]	323,663	12,852,658
USA Mobility Inc.	703,579	10,989,904

		195,897,881

TOTAL COMMON STOCKS
(Cost: $483,760,590)		486,618,435

SHORT-TERM INVESTMENTS — 12.74%

MONEY MARKET FUNDS — 12.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],d,e	58,129,902	58,129,902
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c],d,e	3,722,298	3,722,298

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	171,114	$171,114

		62,023,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,023,314)		62,023,314

TOTAL INVESTMENTS IN SECURITIES — 112.73%
(Cost: $545,783,904)		548,641,749
Other Assets, Less Liabilities — (12.73)%		(61,961,212)

NET ASSETS — 100.00%		$486,680,537

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

113

Schedule of Investments  (Unaudited)

iSHARES® U.S. UTILITIES ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

ELECTRIC UTILITIES — 50.77%
ALLETE Inc.	65,980	$3,537,848
American Electric Power Co. Inc.	892,118	41,349,669
Cleco Corp.	110,928	5,381,117
Duke Energy Corp.	1,295,348	91,969,708
Edison International	598,019	29,811,247
El Paso Electric Co.	73,848	2,789,239
Entergy Corp.	327,057	22,076,348
Exelon Corp.	1,570,876	48,053,097
FirstEnergy Corp.	767,600	29,222,532
Great Plains Energy Inc.	282,123	6,824,555
Hawaiian Electric Industries Inc.	180,969	4,824,634
IDACORP Inc.	92,251	4,868,085
ITC Holdings Corp.	95,940	8,804,414
NextEra Energy Inc.	779,405	67,504,267
Northeast Utilities	577,457	25,644,865
NV Energy Inc.	432,141	10,211,492
Pepco Holdings Inc.	456,233	9,375,588
Pinnacle West Capital Corp.	201,794	11,885,667
PNM Resources Inc.	146,282	3,434,701
Portland General Electric Co.	138,881	4,402,528
PPL Corp.	1,160,669	36,874,454
Southern Co. (The)	1,597,584	71,635,667
UIL Holdings Corp.	93,427	3,815,559
UNS Energy Corp.	76,140	3,871,719
Westar Energy Inc.	232,865	7,821,935
Xcel Energy Inc.	912,652	27,333,927

		583,324,862
GAS UTILITIES — 7.51%
AGL Resources Inc.	216,935	9,933,454
Atmos Energy Corp.	166,178	7,351,715
National Fuel Gas Co.	153,341	9,941,097
New Jersey Resources Corp.	76,716	3,433,808
Northwest Natural Gas Co.	49,562	2,177,754
ONEOK Inc.	378,302	20,031,091
Piedmont Natural Gas Co.	139,102	4,805,974
Questar Corp.	321,283	7,665,812
South Jersey Industries Inc.	58,979	3,603,617
Southwest Gas Corp.	85,078	4,223,272
UGI Corp.	208,942	8,773,474
WGL Holdings Inc.	94,879	4,361,588

		86,302,656
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.16%
AES Corp. (The)	1,137,268	14,147,614
Calpine Corp.[a,b]	701,876	14,044,539
Dynegy Inc.[a,b]	180,389	3,759,307
NRG Energy Inc.	591,891	15,874,516

		47,825,976
MULTI-UTILITIES — 31.63%
Alliant Energy Corp.	203,589	10,784,109
Ameren Corp.	445,325	15,947,088

Security	Shares	Value

Avista Corp.	110,035	$3,166,807
Black Hills Corp.	81,560	4,326,758
CenterPoint Energy Inc.	786,542	19,521,973
CMS Energy Corp.	487,722	13,651,339
Consolidated Edison Inc.	537,585	32,201,342
Dominion Resources Inc.	1,060,312	62,887,105
DTE Energy Co.	319,267	22,572,177
Integrys Energy Group Inc.	145,219	9,119,753
NiSource Inc.	572,716	17,593,836
NorthWestern Corp.	69,502	2,932,984
PG&E Corp.	811,581	37,243,452
Public Service Enterprise Group Inc.	928,685	31,380,266
SCANA Corp.	256,037	13,290,881
Sempra Energy	413,726	36,254,809
TECO Energy Inc.	375,367	6,632,735
Vectren Corp.	150,991	5,589,687
Wisconsin Energy Corp.	419,809	18,253,295

		363,350,396
OIL, GAS & CONSUMABLE FUELS — 3.85%
Spectra Energy Corp.	1,228,292	44,206,229

		44,206,229
WATER UTILITIES — 1.97%
American Water Works Co. Inc.	326,158	13,920,424
Aqua America Inc.	258,326	8,746,918

		22,667,342

TOTAL COMMON STOCKS (Cost: $1,140,229,114)		1,147,677,461

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	2,186,263	2,186,263
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	139,996	139,996

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. UTILITIES ETF

July 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	937,304	$937,304

		3,263,563

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,263,563)		3,263,563

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $1,143,492,677)		1,150,941,024
Other Assets, Less Liabilities — (0.17)%		(1,932,892)

NET ASSETS — 100.00%		$1,149,008,132

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

115

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]
Asia Developed Real Estate	FTSE EPRA/NAREIT Developed Asia Index Fund
Cohen & Steers REIT	Cohen & Steers Realty Majors Index Fund
Dow Jones U.S.	Dow Jones U.S. Index Fund
Europe Developed Real Estate	FTSE EPRA/NAREIT Developed Europe Index Fund
High Dividend	High Dividend Equity Fund
Industrial/Office Real Estate Capped	FTSE NAREIT Industrial/Office Capped Index Fund
International Developed Real Estate	FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Fund Index Fund
International Select Dividend	Dow Jones International Select Dividend Index Fund
Morningstar Large-Cap	Morningstar Large Core Index Fund
Morningstar Large-Cap Growth	Morningstar Large Growth Index Fund
Morningstar Large-Cap Value	Morningstar Large Value Index Fund
Morningstar Mid-Cap	Morningstar Mid Core Index Fund
Morningstar Mid-Cap Growth	Morningstar Mid Growth Index Fund
Morningstar Mid-Cap Value	Morningstar Mid Value Index Fund
Morningstar Small-Cap	Morningstar Small Core Index Fund
Morningstar Small-Cap Growth	Morningstar Small Growth Index Fund
Morningstar Small-Cap Value	Morningstar Small Value Index Fund
Mortgage Real Estate Capped	FTSE NAREIT Mortgage Plus Capped Index Fund
MSCI KLD 400 Social	MSCI KLD 400 Social Index Fund
MSCI USA ESG Select	MSCI USA ESG Select Social Index Fund
North America Real Estate	FTSE EPRA/NAREIT North America Index Fund
Real Estate 50	FTSE NAREIT Real Estate 50 Index Fund
Residential Real Estate Capped	FTSE NAREIT Residential Plus Capped Index Fund
Retail Real Estate Capped	FTSE NAREIT Retail Capped Index Fund
Select Dividend	Dow Jones Select Dividend Index Fund
Transportation Average	Dow Jones Transportation Average Index Fund
U.S. Aerospace & Defense	Dow Jones U.S. Aerospace & Defense Index Fund
U.S. Basic Materials	Dow Jones U.S. Basic Materials Sector Index Fund
U.S. Broker-Dealers	Dow Jones U.S. Broker-Dealers Index Fund
U.S. Consumer Goods	Dow Jones U.S. Consumer Goods Sector Index Fund
U.S. Consumer Services	Dow Jones U.S. Consumer Services Sector Index Fund
U.S. Energy	Dow Jones U.S. Energy Sector Index Fund
U.S. Financial Services	Dow Jones U.S. Financial Services Index Fund
U.S. Financials	Dow Jones U.S. Financial Sector Index Fund
U.S. Healthcare	Dow Jones U.S. Healthcare Sector Index Fund
U.S. Healthcare Providers	Dow Jones U.S. Healthcare Providers Index Fund
U.S. Home Construction	Dow Jones U.S. Home Construction Index Fund

1

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Former Name [a]
U.S. Industrials	Dow Jones U.S. Industrial Sector Index Fund
U.S. Insurance	Dow Jones U.S. Insurance Index Fund
U.S. Medical Devices	Dow Jones U.S. Medical Devices Index
U.S. Oil & Gas Exploration & Production	Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
U.S. Oil Equipment & Services	Dow Jones U.S. Oil Equipment & Services Index Fund
U.S. Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index Fund
U.S. Real Estate	Dow Jones U.S. Real Estate Index Fund
U.S. Regional Banks	Dow Jones U.S. Regional Banks Index Fund
U.S. Technology	Dow Jones U.S. Technology Sector Index Fund
U.S. Telecommunications	Dow Jones U.S. Telecommunications Sector Index Fund
U.S. Utilities	Dow Jones U.S. Utilities Sector Index Fund

[a]	The Funds changed their names (as indicated in the table) effective July 1, 2013.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

2

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

Asia Developed Real Estate
Assets:
Common Stocks	$35,263,367	$—		$7	$35,263,374
Rights	—	0	[a]	—	0	[a]
Money Market Funds	1,005,363	—		—	1,005,363

	$36,268,730	$0	[a]	$7	$36,268,737

Cohen & Steers REIT
Assets:
Common Stocks	$2,892,250,129	$—		$—	$2,892,250,129
Money Market Funds	206,552,012	—		—	206,552,012

	$3,098,802,141	$—		$—	$3,098,802,141

Dow Jones U.S.
Assets:
Common Stocks	$752,183,929	$—		$—	$752,183,929
Money Market Funds	13,759,452	—		—	13,759,452

	$765,943,381	$—		$—	$765,943,381

Europe Developed Real Estate
Assets:
Common Stocks	$15,464,834	$—		$—	$15,464,834
Investment Companies	248,096	—		—	248,096
Money Market Funds	8,465	—		—	8,465

3

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total

	$15,721,395	$—		$—		$15,721,395

High Dividend
Assets:
Common Stocks	$3,231,658,915	$—		$—		$3,231,658,915
Money Market Funds	4,598,233	—		—		4,598,233
Futures Contracts[b]	377,272	—		—		377,272

	$3,236,634,420	$—		$—		$3,236,634,420

Industrial/Office Real Estate Capped
Assets:
Common Stocks	$13,889,750	$—		$0	[a]	$13,889,750
Money Market Funds	1,795,163	—		—		1,795,163

	$15,684,913	$—		$0	[a]	$15,684,913

International Developed Real Estate
Assets:
Common Stocks	$679,496,825	$—		$88		$679,496,913
Investment Companies	2,899,451	—		—		2,899,451
Rights	—	0	[a]	—		0	[a]
Money Market Funds	8,043,257	—		—		8,043,257

	$690,439,533	$0	[a]	$88		$690,439,621

International Select Dividend
Assets:
Common Stocks	$2,154,714,922	$—		$—		$2,154,714,922
Preferred Stocks	23,474,776	—		—		23,474,776
Money Market Funds	15,015,950	—		—		15,015,950

	$2,193,205,648	$—		$—		$2,193,205,648

Morningstar Large-Cap
Assets:
Common Stocks	$400,618,030	$—		$—		$400,618,030
Money Market Funds	808,979	—		—		808,979

	$401,427,009	$—		$—		$401,427,009

Morningstar Large-Cap Growth
Assets:
Common Stocks	$442,321,342	$—		$—		$442,321,342
Money Market Funds	5,887,797	—		—		5,887,797

	$448,209,139	$—		$—		$448,209,139

Morningstar Large-Cap Value
Assets:
Common Stocks	$450,055,720	$—		$—		$450,055,720
Money Market Funds	1,254,045	—		—		1,254,045

	$451,309,765	$—		$—		$451,309,765

Morningstar Mid-Cap
Assets:
Common Stocks	$223,137,494	$—		$—		$223,137,494
Money Market Funds	5,685,780	—		—		5,685,780

	$228,823,274	$—		$—		$228,823,274

Morningstar Mid-Cap Growth
Assets:
Common Stocks	$173,801,243	$—		$—		$173,801,243
Money Market Funds	15,009,072	—		—		15,009,072

	$188,810,315	$—		$—		$188,810,315

Morningstar Mid-Cap Value
Assets:
Common Stocks	$140,442,000	$—		$—		$140,442,000
Money Market Funds	2,583,072	—		—		2,583,072

	$143,025,072	$—		$—		$143,025,072

4

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Morningstar Small-Cap
Assets:
Common Stocks	$175,263,669	$—	$—	$175,263,669
Money Market Funds	12,769,654	—	—	12,769,654

	$188,033,323	$—	$—	$188,033,323

Morningstar Small-Cap Growth
Assets:
Common Stocks	$98,970,783	$—	$—	$98,970,783
Money Market Funds	9,662,368	—	—	9,662,368

	$108,633,151	$—	$—	$108,633,151

Morningstar Small-Cap Value
Assets:
Common Stocks	$308,630,787	$—	$—	$308,630,787
Money Market Funds	24,222,056	—	—	24,222,056

	$332,852,843	$—	$—	$332,852,843

Mortgage Real Estate Capped
Assets:
Common Stocks	$994,584,099	$—	$—	$994,584,099
Money Market Funds	72,280,959	—	—	72,280,959

	$1,066,865,058	$—	$—	$1,066,865,058

MSCI KLD 400 Social
Assets:
Common Stocks	$229,213,929	$—	$—	$229,213,929
Money Market Funds	4,753,284	—	—	4,753,284

	$233,967,213	$—	$—	$233,967,213

MSCI USA ESG Select
Assets:
Common Stocks	$215,232,837	$—	$—	$215,232,837
Money Market Funds	2,827,551	—	—	2,827,551

	$218,060,388	$—	$—	$218,060,388

North America Real Estate
Assets:
Common Stocks	$32,117,008	$—	$—	$32,117,008
Money Market Funds	1,858,150	—	—	1,858,150

	$33,975,158	$—	$—	$33,975,158

Real Estate 50
Assets:
Common Stocks	$87,461,026	$—	$—	$87,461,026
Money Market Funds	7,432,893	—	—	7,432,893

	$94,893,919	$—	$—	$94,893,919

Residential Real Estate Capped
Assets:
Common Stocks	$355,932,378	$—	$—	$355,932,378
Money Market Funds	42,578,477	—	—	42,578,477

	$398,510,855	$—	$—	$398,510,855

Retail Real Estate Capped
Assets:
Common Stocks	$16,773,741	$—	$—	$16,773,741
Money Market Funds	1,235,269	—	—	1,235,269

	$18,009,010	$—	$—	$18,009,010

Select Dividend
Assets:
Common Stocks	$12,743,225,948	$—	$—	$12,743,225,948
Money Market Funds	257,646,351	—	—	257,646,351
Futures Contracts[b]	1,001,550	—	—	1,001,550

	$13,001,873,849	$—	$—	$13,001,873,849

5

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Transportation Average
Assets:
Common Stocks	$599,815,568	$—	$—	$599,815,568
Money Market Funds	19,418,196	—	—	19,418,196

	$619,233,764	$—	$—	$619,233,764

U.S. Aerospace & Defense
Assets:
Common Stocks	$119,220,572	$—	$—	$119,220,572
Money Market Funds	6,233,669	—	—	6,233,669

	$125,454,241	$—	$—	$125,454,241

U.S. Basic Materials
Assets:
Common Stocks	$535,319,904	$—	$—	$535,319,904
Money Market Funds	10,041,105	—	—	10,041,105

	$545,361,009	$—	$—	$545,361,009

U.S. Broker-Dealers
Assets:
Common Stocks	$146,988,191	$—	$—	$146,988,191
Money Market Funds	15,106,436	—	—	15,106,436

	$162,094,627	$—	$—	$162,094,627

U.S. Consumer Goods
Assets:
Common Stocks	$468,950,202	$—	$—	$468,950,202
Money Market Funds	11,581,257	—	—	11,581,257

	$480,531,459	$—	$—	$480,531,459

U.S. Consumer Services
Assets:
Common Stocks	$443,728,548	$—	$—	$443,728,548
Money Market Funds	9,566,430	—	—	9,566,430

	$453,294,978	$—	$—	$453,294,978

U.S. Energy
Assets:
Common Stocks	$1,354,706,594	$—	$—	$1,354,706,594
Money Market Funds	42,867,666	—	—	42,867,666

	$1,397,574,260	$—	$—	$1,397,574,260

U.S. Financial Services
Assets:
Common Stocks	$585,467,711	$—	$—	$585,467,711
Money Market Funds	7,083,586	—	—	7,083,586

	$592,551,297	$—	$—	$592,551,297

U.S. Financials
Assets:
Common Stocks	$1,231,297,998	$—	$—	$1,231,297,998
Money Market Funds	53,589,850	—	—	53,589,850

	$1,284,887,848	$—	$—	$1,284,887,848

U.S. Healthcare
Assets:
Common Stocks	$1,540,583,488	$—	$—	$1,540,583,488
Money Market Funds	42,615,371	—	—	42,615,371

	$1,583,198,859	$—	$—	$1,583,198,859

U.S. Healthcare Providers
Assets:
Common Stocks	$442,729,119	$—	$—	$442,729,119
Money Market Funds	52,748,987	—	—	52,748,987

	$495,478,106	$—	$—	$495,478,106

6

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

U.S. Home Construction
Assets:
Common Stocks	$1,913,765,519	$—	$—	$1,913,765,519
Money Market Funds	163,579,628	—	—	163,579,628

	$2,077,345,147	$—	$—	$2,077,345,147

U.S. Industrials
Assets:
Common Stocks	$1,194,518,612	$—	$—	$1,194,518,612
Money Market Funds	26,852,334	—	—	26,852,334

	$1,221,370,946	$—	$—	$1,221,370,946

U.S. Insurance
Assets:
Common Stocks	$149,505,433	$—	$—	$149,505,433
Money Market Funds	2,519,487	—	—	2,519,487

	$152,024,920	$—	$—	$152,024,920

U.S. Medical Devices
Assets:
Common Stocks	$406,228,365	$—	$—	$406,228,365
Money Market Funds	45,428,425	—	—	45,428,425

	$451,656,790	$—	$—	$451,656,790

U.S. Oil & Gas Exploration & Production
Assets:
Common Stocks	$359,496,886	$—	$—	$359,496,886
Money Market Funds	11,853,273	—	—	11,853,273

	$371,350,159	$—	$—	$371,350,159

U.S. Oil Equipment & Services
Assets:
Common Stocks	$404,883,652	$—	$—	$404,883,652
Money Market Funds	23,900,506	—	—	23,900,506

	$428,784,158	$—	$—	$428,784,158

U.S. Pharmaceuticals
Assets:
Common Stocks	$485,287,188	$—	$—	$485,287,188
Money Market Funds	66,800,515	—	—	66,800,515

	$552,087,703	$—	$—	$552,087,703

U.S. Real Estate
Assets:
Common Stocks	$4,314,499,900	$—	$—	$4,314,499,900
Money Market Funds	332,881,354	—	—	332,881,354

	$4,647,381,254	$—	$—	$4,647,381,254

U.S. Regional Banks
Assets:
Common Stocks	$525,590,758	$—	$—	$525,590,758
Money Market Funds	7,754,878	—	—	7,754,878

	$533,345,636	$—	$—	$533,345,636

U.S. Technology
Assets:
Common Stocks	$2,302,654,108	$—	$—	$2,302,654,108
Money Market Funds	80,333,651	—	—	80,333,651

	$2,382,987,759	$—	$—	$2,382,987,759

U.S. Telecommunications
Assets:
Common Stocks	$486,618,435	$—	$—	$486,618,435
Money Market Funds	62,023,314	—	—	62,023,314

	$548,641,749	$—	$—	$548,641,749

7

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

U.S. Utilities
Assets:
Common Stocks	$1,147,677,461	$—	$—	$1,147,677,461
Money Market Funds	3,263,563	—	—	3,263,563

	$1,150,941,024	$—	$—	$1,150,941,024

[a]	Rounds to less than $1.
[b]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia Developed Real Estate	$39,290,587	$2,589,458	$(5,611,308)	$(3,021,850)
Cohen & Steers REIT	3,035,119,026	294,208,982	(230,525,867)	63,683,115
Dow Jones U.S.	615,748,423	201,406,600	(51,211,642)	150,194,958
Europe Developed Real Estate	15,958,988	1,406,262	(1,643,855)	(237,593)
High Dividend	2,959,481,442	289,399,477	(12,623,771)	276,775,706
Industrial/Office Real Estate Capped	13,674,074	2,553,312	(542,473)	2,010,839
International Developed Real Estate	856,678,577	36,015,115	(202,254,071)	(166,238,956)
International Select Dividend	2,124,332,795	199,149,314	(130,276,461)	68,872,853
Morningstar Large-Cap	326,851,940	76,219,323	(1,644,254)	74,575,069
Morningstar Large-Cap Growth	318,821,725	132,285,021	(2,897,607)	129,387,414
Morningstar Large-Cap Value	404,742,855	60,247,601	(13,680,691)	46,566,910
Morningstar Mid-Cap	188,660,394	41,958,992	(1,796,112)	40,162,880
Morningstar Mid-Cap Growth	147,860,223	43,101,727	(2,151,635)	40,950,092
Morningstar Mid-Cap Value	118,528,327	28,593,469	(4,096,724)	24,496,745
Morningstar Small-Cap	157,071,136	32,271,103	(1,308,916)	30,962,187
Morningstar Small-Cap Growth	87,900,717	23,250,684	(2,518,250)	20,732,434
Morningstar Small-Cap Value	288,829,225	50,493,333	(6,469,715)	44,023,618
Mortgage Real Estate Capped	1,248,911,768	34,722,683	(216,769,393)	(182,046,710)
MSCI KLD 400 Social	179,194,874	60,438,896	(5,666,557)	54,772,339
MSCI USA ESG Select	174,811,184	46,476,641	(3,227,437)	43,249,204
North America Real Estate	32,739,840	1,888,899	(653,581)	1,235,318
Real Estate 50	90,132,981	8,244,758	(3,483,820)	4,760,938
Residential Real Estate Capped	375,542,181	27,965,160	(4,996,486)	22,968,674
Retail Real Estate Capped	16,888,076	1,225,249	(104,315)	1,120,934
Select Dividend	10,539,081,410	2,748,584,370	(286,793,481)	2,461,790,889
Transportation Average	616,839,852	20,175,937	(17,782,025)	2,393,912
U.S. Aerospace & Defense	113,001,004	15,018,466	(2,565,229)	12,453,237
U.S. Basic Materials	658,483,518	39,518,155	(152,640,664)	(113,122,509)
U.S. Broker-Dealers	157,669,829	14,391,063	(9,966,265)	4,424,798
U.S. Consumer Goods	406,539,832	84,557,007	(10,565,380)	73,991,627
U.S. Consumer Services	365,451,273	99,586,421	(11,742,716)	87,843,705
U.S. Energy	1,344,059,060	128,288,113	(74,772,913)	53,515,200
U.S. Financial Services	565,404,968	55,701,987	(28,555,658)	27,146,329
U.S. Financials	1,239,509,041	106,814,281	(61,435,474)	45,378,807

8

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Healthcare	$1,423,716,622	$198,093,625	$(38,611,388)	$159,482,237
U.S. Healthcare Providers	450,818,052	52,989,366	(8,329,312)	44,660,054
U.S. Home Construction	2,070,021,037	145,318,911	(137,994,801)	7,324,110
U.S. Industrials	1,122,635,845	127,641,732	(28,906,631)	98,735,101
U.S. Insurance	129,452,036	24,380,976	(1,808,092)	22,572,884
U.S. Medical Devices	431,046,500	42,348,500	(21,738,210)	20,610,290
U.S. Oil & Gas Exploration & Production	390,051,689	30,866,679	(49,568,209)	(18,701,530)
U.S. Oil Equipment & Services	443,376,504	23,048,533	(37,640,879)	(14,592,346)
U.S. Pharmaceuticals	470,228,560	97,784,028	(15,924,885)	81,859,143
U.S. Real Estate	5,000,812,077	18,154,160	(371,584,983)	(353,430,823)
U.S. Regional Banks	488,097,044	51,608,977	(6,360,385)	45,248,592
U.S. Technology	2,338,785,929	150,124,578	(105,922,748)	44,201,830
U.S. Telecommunications	564,649,646	31,873,904	(47,881,801)	(16,007,897)
U.S. Utilities	1,153,525,277	60,606,966	(63,191,219)	(2,584,253)

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. The scope of the disclosure requirements for offsetting will be limited to derivative instruments and securities lending transactions. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended July 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones U.S.
BlackRock Inc.	5,306	67	(64)	5,309	$1,496,926	$8,970	$(1,554)
PNC Financial Services Group Inc. (The)	22,309	260	(128)	22,441	1,706,638	9,874	4

					$3,203,564	$18,844	$(1,550)

Morningstar Large-Cap
BlackRock Inc.	10,787	2,838	(13,625)	—	$—	$18,633	$672,637

Morningstar Large-Cap Growth
BlackRock Inc.	—	13,026	(274)	12,752	$3,595,554	$—	$6,108

Morningstar Large-Cap Value
PNC Financial Services Group Inc. (The)	33,135	23,281	(1,728)	54,688	$4,159,022	$23,899	$18,706

9

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Morningstar Small-Cap Value
PennyMac Mortgage Investment Trust	45,215	—	—	45,215	$998,347	$25,773	$—

Mortgage Real Estate Capped
PennyMac Mortgage Investment Trust	965,218	—	—	965,218	$21,312,013	$550,174	$—

MSCI KLD 400 Social
Blackrock Inc.	4,563	346	(160)	4,749	$1,339,028	$7,827	$(795)
PNC Financial Services Group Inc. (The)	17,788	1,351	(685)	18,454	1,403,427	8,008	(373)

					$2,742,455	$15,835	$(1,168)

MSCI USA ESG Select
PNC Financial Services Group Inc. (The)	5,128	47	(83)	5,092	$387,247	$2,240	$3,023

Select Dividend
Avista Corp.	3,314,531	98,184	(167,691)	3,245,024	$93,391,791	$1,015,192	$214,902
Bank of Hawaii Corp.	2,896,488	88,027	(98,427)	2,886,088	160,581,936	1,305,823	812,969
Black Hills Corp.	2,810,252	83,310	(135,139)	2,758,423	146,334,340	1,069,302	1,678,887
Mercury General Corp.	3,763,869	—	—	3,763,869	166,363,010	2,305,370	—
Meredith Corp.	3,012,768	89,237	(150,759)	2,951,246	140,243,210	1,229,965	1,065,784
New Jersey Resources Corp.	2,743,026	81,307	(127,922)	2,696,411	120,691,356	1,099,093	395,231
Universal Corp.	2,756,480	81,819	(121,634)	2,716,665	166,531,564	1,349,705	1,624,552
UNS Energy Corp.	2,781,478	82,581	(124,086)	2,739,973	139,327,627	1,224,610	1,031,061
Watsco Inc.	2,292,514	69,212	(92,397)	2,269,329	211,841,862	565,261	2,907,067

					$1,345,306,696	$11,164,321	$9,730,453

U.S. Financial Services
BlackRock Inc.	32,130	13,311	(6,914)	38,527	$10,863,073	$54,022	$627,539
PNC Financial Services Group Inc. (The)	134,993	56,894	(28,487)	163,400	12,426,570	66,761	277,151

					$23,289,643	$120,783	$904,690

U.S. Financials
BlackRock Inc.	36,368	14,353	(3,895)	46,826	$13,203,059	$72,191	$262,369
PNC Financial Services Group Inc. (The)	152,842	60,762	(14,924)	198,680	15,109,614	84,230	189,591

					$28,312,673	$156,421	$451,960

U.S. Home Construction
Cavco Industries Inc.[a]	466,650	96,035	(236,002)	326,683	$17,898,961	$—	$156,197
M/I Homes Inc.[a]	1,440,208	328,397	(664,395)	1,104,210	23,475,505	—	1,737,357

					$41,374,466	$—	$1,893,554

U.S. Regional Banks
PNC Financial Services Group Inc. (The)	609,939	226,847	(71,398)	765,388	$58,207,757	$339,759	$880,632

[a]	As of July 31, 2013, the Fund held less than 5% of the outstanding voting shares of the issuer.

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be

10

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

11

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	September 26, 2013

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 26, 2013